FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04149
                                                    ----------
                             FRANKLIN TAX-FREE TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  2/28
                          ----

Date of reporting period: 11/30/09
                         ---------



Item 1. Schedule of Investments.


Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 98.3%
    ALABAMA 83.5%
    Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured,
       5.625%, 9/01/24                                                                          $   2,500,000   $     2,553,400
    Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC
       Insured, 5.25%, 8/15/24                                                                      1,755,000         1,817,513
    Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A, AMBAC
       Insured, 5.00%, 8/15/23                                                                      4,435,000         4,558,648
    Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24                                 3,470,000         3,660,954
    Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29                                          2,055,000         2,077,954
    Athens GO, wts., XLCA Insured, 5.00%, 2/01/36                                                   2,560,000         2,573,312
    Auburn University General Fee Revenue, Auburn University, Series A, FSA Insured, 5.00%,
       6/01/38                                                                                      7,000,000         7,211,540
    Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35                                                 1,990,000         1,987,035
    Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A,
       Assured Guaranty, 5.00%, 6/01/39                                                             3,825,000         3,860,687
    Birmingham Southern College Private Educational Building Authority Tuition Revenue,
       Refunding, 5.35%, 12/01/19                                                                   1,000,000           907,530
    Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue,
       Children's Hospital, Assured Guaranty, 6.00%, 6/01/39                                        4,000,000         4,122,520
    Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39           5,950,000         6,171,519
    Butler County IDA Environmental Improvement Revenue, International Paper, Series A,
       7.00%, 9/01/32                                                                               1,000,000         1,014,190
    Butler County Public Education Cooperative District, Series A, XLCA Insured, 5.00%,
       7/01/37                                                                                      9,025,000         7,771,789
    Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, 5.00%, 1/01/29           4,290,000         4,400,510
    Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded, 5.875%,
       12/01/23                                                                                     4,000,000         4,080,000
    Coffee County PBA, Building Revenue, NATL Insured, 5.00%, 9/01/27                               2,145,000         2,238,694
    Cullman and Jefferson Counties Gas District Gas Revenue, NATL Insured, 5.85%, 7/01/24           2,000,000         2,066,620
    DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36                       7,000,000         6,031,760
    East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
       Series A, 5.25%, 9/01/36                                                                     5,000,000         4,971,900
       Series B, 5.50%, 9/01/33                                                                     4,500,000         4,606,200
    Etowah County Board of Education Special Tax, School wts., FSA Insured, 5.00%,
       9/01/24                                                                                      4,235,000         4,415,072
       9/01/28                                                                                      2,000,000         2,060,360
       9/01/33                                                                                      2,500,000         2,536,450
    Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29                                    1,500,000         1,544,715
    Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
       9/01/14                                                                                      2,000,000         2,006,020
    Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33                             2,000,000         2,059,680
    Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%,
       10/01/30                                                                                     5,000,000         4,475,050
    Huntsville Health Care Authority Revenue, Series A, NATL
       Insured, Pre-Refunded,
       5.40%, 6/01/22                                                                               4,000,000         4,502,480
       5.50%, 6/01/27                                                                               3,820,000         4,309,075
    Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Refunding and
       Improvement, NATL Insured, 5.00%, 10/01/33                                                   8,000,000         8,211,680
    Jacksonville State University Revenue, Tuition and Fee, NATL Insured, 5.00%, 12/01/22           3,000,000         3,068,400
    Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24               2,000,000         1,740,440
    Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13                                         200,000           222,836
    Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group, Series
       A, NATL Insured,
       5.625%, 7/01/21                                                                              3,000,000         2,693,790
       5.375%, 7/01/29                                                                              3,095,000         2,435,982
    Leeds Public Educational Building Authority Educational Facilities Revenue, Assured
       Guaranty, 5.125%, 4/01/33                                                                    7,410,000         7,665,793
    Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
       12/01/29                                                                                     1,540,000         1,604,480
       12/01/31                                                                                     3,910,000         4,020,301
    Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
       AMBAC Insured, 5.00%, 9/01/34                                                                1,000,000         1,004,950
    Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured
       Guaranty, 5.125%, 9/01/34                                                                      600,000           626,382

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Madison GO, wts.,
       AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26                                              $   2,410,000   $     2,574,097
       Refunding, XLCA Insured, 4.75%, 12/01/36                                                     2,455,000         2,382,307
    Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A, XLCA
    Insured, 4.75%, 12/01/31                                                                        7,500,000         7,535,400
    Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%, 2/01/33              3,000,000         2,929,770
    Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32                2,170,000         2,135,258
    Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC
       Insured, Pre-Refunded,
       5.10%, 3/01/22                                                                               2,265,000         2,396,121
       5.125%, 3/01/31                                                                              8,230,000         8,708,986
    Mobile GO, wts., 5.50%, 2/15/30                                                                 2,000,000         2,107,680
    Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series
       A, Assured Guaranty, 5.00%, 3/01/33                                                          6,500,000         6,635,980
    Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC
       Insured, 5.00%, 1/01/36                                                                     10,000,000        10,316,600
    Moulton Water works Board Water Revenue, NATL Insured, 5.375%, 1/01/32                          1,935,000         1,942,992
    Muscle Shoals GO, wts., NATL Insured, Pre-Refunded, 5.50%, 8/01/30                              1,550,000         1,634,336
    Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%,
       5/15/35                                                                                      2,000,000         2,032,340
    Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33                                              2,610,000         2,678,382
    Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25                                 1,700,000         1,777,333
    Tallassee GO, Water Gas and Sewer wts., AMBAC Insured,
       5.25%, 5/01/31                                                                                 465,000           476,374
       Pre-Refunded, 5.25%, 5/01/31                                                                   670,000           720,451
    Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing
       LLC Project, Series A, CIFG Insured, 5.00%, 9/01/32                                          5,000,000         5,010,950
    Troy State University Student Fee Revenue, NATL Insured, 5.00%, 11/01/21                        2,215,000         2,283,532
    Trussville GO, wts., Series A, FGIC Insured, 5.00%, 10/01/36                                    4,740,000         4,813,849
    Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
    Student Housing LLC, Assured Guaranty, 6.75%, 7/01/38                                           5,000,000         5,618,900
    University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC
       Insured, 5.00%, 9/01/41                                                                      9,000,000         8,558,100
    University of Montevallo Revenue, FSA Insured, Pre-Refunded, 5.30%, 5/01/22                     1,940,000         2,090,311
    University of North Alabama Revenue,
       General Fee, Series A, FSA Insured, 5.375%, 11/01/17                                         4,395,000         4,438,159
       Student Housing, FGIC Insured, 5.00%, 11/01/29                                               2,995,000         3,037,319
    University of South Alabama University Revenues, Facilities, Capital Improvement, BHAC
       Insured, 5.00%, 8/01/38                                                                      5,000,000         5,191,950
    Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
       Series A, 5.65%, 11/01/22                                                                    3,465,000         2,621,376
                                                                                                                ---------------
                                                                                                                    242,537,064
                                                                                                                ---------------
    U.S. TERRITORIES 14.8%
    PUERTO RICO 14.8%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38                                                                               1,000,000         1,024,160
    Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.25%, 7/01/27                                                    1,495,000         1,607,932
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30                                                   1,885,000         2,023,698
       Refunding, FSA Insured, 5.25%, 7/01/27                                                       1,005,000         1,012,970
       Refunding, FSA Insured, 5.125%, 7/01/30                                                      1,115,000         1,119,393
       Series A, 5.125%, 7/01/31                                                                    3,550,000         3,374,275
       Series A, Pre-Refunded, 5.125%, 7/01/31                                                      1,450,000         1,556,691
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36                                          10,000,000        10,425,300
    Puerto Rico Electric Power Authority Power Revenue,
       Series TT, 5.00%, 7/01/37                                                                    3,000,000         2,748,840
       Series WW, 5.50%, 7/01/38                                                                    3,350,000         3,283,637
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.25%, 7/01/27                                                            760,000           748,820
       Refunding, Series G, 5.00%, 7/01/26                                                          1,000,000           944,280
       Series D, Pre-Refunded, 5.25%, 7/01/27                                                       2,305,000         2,547,440
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first subordinate, Series A,
       5.75%, 8/01/37                                                                               2,000,000         2,029,440
       6.00%, 8/01/42                                                                               8,500,000         8,724,740
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    TOTAL U.S. TERRITORIES                                                                                      $    43,171,616
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $283,674,742) 98.3%                                                                     285,708,680
    OTHER ASSETS, LESS LIABILITIES 1.7%                                                                               4,800,229
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   290,508,909
                                                                                                                ===============

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
CIFG    CDC IXIS Financial Guaranty
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GO      General Obligation
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Bond/Board
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   --------------
    MUNICIPAL BONDS 98.4%
    ARIZONA 84.8%
    Arizona Health Facilities Authority Hospital System Revenue,
       John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32                            $   3,280,000   $     3,763,997
       Phoenix Baptist Hospital, NATL Insured, ETM, 6.25%, 9/01/11                                    495,000           515,310
    Arizona Health Facilities Authority Revenue,
       Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38                            15,000,000        15,664,950
       Banner Health, Series A, 5.00%, 1/01/35                                                     10,000,000         9,532,600
       Banner Health, Series D, 5.50%, 1/01/38                                                     17,500,000        17,635,275
       Catholic Healthcare West, Series A, 6.625%, 7/01/20                                          6,390,000         6,687,710
    Arizona School Facilities Board COP, 5.50%, 9/01/23                                            10,000,000        10,790,600
    Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1, AMBAC
    Insured, Pre-Refunded, 5.125%, 6/01/25                                                          2,000,000         2,137,860
    Arizona State Board of Regents University System Revenue, Series C, 6.00%,
       7/01/26                                                                                      2,500,000         2,891,375
       7/01/27                                                                                      3,000,000         3,457,830
       7/01/28                                                                                      3,350,000         3,840,172
    Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured,
       5.00%, 8/01/33                                                                               1,000,000         1,012,350
    Arizona State University COP,
       Arizona State University Project, NATL Insured, Pre-Refunded, 5.10%, 7/01/24                 1,875,000         2,075,213
       Arizona State University Project, NATL Insured, Pre-Refunded, 5.10%, 7/01/25                 2,640,000         2,921,899
       Downtown Campus/Mercado Project, Series A, NATL Insured, 5.80%, 7/01/24                      1,350,000         1,354,455
       Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30                             17,250,000        17,335,387
    Arizona State University Revenues,
       FGIC Insured, 5.00%, 7/01/23                                                                 2,890,000         2,982,914
       FGIC Insured, 5.00%, 7/01/25                                                                 2,250,000         2,313,968
       System, Refunding, AMBAC Insured, 5.00%, 7/01/27                                             1,895,000         1,964,850
    Arizona Student Loan Acquisition Authority Student Loan Revenue, junior sub., Refunding,
       Series B-1, 6.15%, 5/01/29                                                                   1,000,000         1,002,960
    Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series
       A, NATL Insured, 5.00%, 7/01/28                                                              7,000,000         7,045,220
    Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured,
       6.125%, 7/20/41                                                                              2,230,000         2,272,727
    Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%, 7/01/40            26,485,000        19,913,012
       sub. bond, Series B, FGIC Insured, 5.00%, 7/01/36                                           18,995,000        17,862,138
       sub. bond, Series B, FGIC Insured, 5.00%, 7/01/40                                           12,845,000        11,630,248
    Gila County Revenue Obligations, Assured Guaranty, 5.00%, 7/01/29                               2,690,000         2,774,601
    Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28                     10,000,000        10,682,500
    Gilbert Water Resource Municipal Property Corp. Water System Development Fee Water
    Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29                                              25,000,000        25,765,500
    Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding, 5.00%, 12/01/32               4,025,000         3,540,108
       5.00%, 12/01/42                                                                             12,870,000        10,884,674
       Series B, 5.00%, 12/01/37                                                                    3,000,000         2,581,080
    Glendale IDAR, Midwestern University, Refunding, 5.00%, 5/15/31                                 7,080,000         6,739,877
    Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
       7/01/33                                                                                      1,000,000         1,019,630
    Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23                      2,000,000         2,100,000
    Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien,
       Series A, 6.25%, 7/01/38                                                                    10,000,000        10,633,400
    Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32        8,945,000         9,017,812
    Greater Arizona Development Authority Infrastructure Revenue,
       Series A, NATL Insured, 5.00%, 8/01/26                                                       4,425,000         4,624,125
       Series B, NATL Insured, 5.00%, 8/01/35                                                       9,090,000         9,120,451
    Marana Municipal Property Corp. Municipal Facilities Revenue,
       Refunding, NATL Insured, 5.25%, 7/01/22                                                      1,100,000         1,106,996
       Series A, 5.00%, 7/01/28                                                                     3,000,000         3,123,000
    Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35               12,090,000        13,956,454

   Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Maricopa County IDA, MFHR,
       Senior National Health Facilities II, Project A, FSA Insured, ETM,
       5.50%, 1/01/18                                                                           $   2,000,000   $      2,312,340
       Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22                        1,650,000          1,616,786
    Maricopa County IDA Health Facility Revenue,
       Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23                               7,000,000          7,105,910
       Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26                               13,950,000         14,157,576
       Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39                                4,860,000          5,057,170
       Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16                        2,705,000          2,718,363
       Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16           1,370,000          1,376,768
       Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/21           9,600,000          9,606,144
       Mayo Clinic, 5.00%, 11/15/36                                                                25,750,000         25,749,227
    Maricopa County IDA Hospital Facility Revenue,
       Mayo Clinic Hospital, 5.25%, 11/15/37                                                       16,000,000         16,040,000
       Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37                                         3,000,000          3,006,180
       Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16                      1,890,000          2,349,251
    Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series
       A, GNMA Secured, 5.00%, 8/20/35                                                              1,725,000          1,724,862
    Maricopa County PCC, PCR,
       El Paso Electric Co. Project, Series A, 7.25%, 2/01/40                                      10,000,000         11,283,600
       Public Service Co. Palo Verde Project, Series A, AMBAC Insured, 5.05%, 5/01/29              11,500,000         10,979,165
(a)    Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38                 5,000,000          5,011,550
    Maricopa County USD No. 89 Dysart GO, School Improvement, Project 06, Series B, FSA
       Insured, 5.00%, 7/01/27                                                                      5,015,000          5,323,071
    McAllister Academic Village LLC Revenue, Arizona State
       University Hassayampa, Refunding,
       5.25%, 7/01/33                                                                               5,000,000          5,181,400
       5.00%, 7/01/38                                                                               5,000,000          5,013,650
       Assured Guaranty, 5.25%, 7/01/33                                                             2,525,000          2,620,218
       Assured Guaranty, 5.00%, 7/01/38                                                             3,825,000          3,875,452
    Mesa Utility System Revenue,
       NATL Insured, Pre-Refunded, 5.00%, 7/01/26                                                  10,000,000         11,629,400
       Refunding, Second Series, FGIC Insured, 4.50%, 7/01/28                                       1,500,000          1,505,685
    Navajo County Pollution Control Corp. Revenue, Mandatory Put 6/01/16, Series E, 5.75%,
       6/01/34                                                                                      6,000,000          6,236,820
    Navajo County School District GO, School Improvement, Project 2008, Assured Guaranty,
       5.50%, 7/01/28                                                                               1,045,000          1,117,157
    Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36                   6,075,000          5,480,622
    Northern Arizona University COP, Northern Arizona University
       Research Projects, AMBAC Insured, 5.00%,
       9/01/27                                                                                      2,355,000          2,409,071
       9/01/30                                                                                      6,360,000          6,302,760
    Northern Arizona University System Revenues, 5.00%, 6/01/38                                     5,000,000          5,003,400
    Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19                                    1,300,000          1,301,313
    Phoenix Civic Improvement Corp. Airport Revenue, senior lien,
       Series A, 5.00%, 7/01/38                                                                    10,000,000          9,850,000
       Series B, FGIC Insured, 5.25%, 7/01/22                                                       3,000,000          3,047,520
       Series B, FGIC Insured, 5.25%, 7/01/23                                                       5,000,000          5,073,100
       Series B, FGIC Insured, 5.25%, 7/01/27                                                      15,250,000         15,388,165
    Phoenix Civic Improvement Corp. Distribution Revenue, Capital
       Appreciation, Civic Plaza, Series B, FGIC Insured, zero cpn. to
       7/01/13, 5.50% thereafter,
       7/01/27                                                                                      3,945,000          3,574,367
       7/01/28                                                                                      2,000,000          1,790,720
       7/01/29                                                                                      2,000,000          1,775,180
       7/01/36                                                                                      5,000,000          4,090,800
       7/01/37                                                                                      7,000,000          5,736,080
    Phoenix Civic Improvement Corp. Excise Tax Revenue,
       Subordinated, Civic Plaza Expansion Project, Series A,
       FGIC Insured, 5.00%, 7/01/41                                                                 5,000,000          5,007,050
       NATL Insured, 5.00%, 7/01/35                                                                 5,550,000          5,573,920
    Phoenix Civic Improvement Corp. Wastewater System Revenue,
       junior lien, FGIC Insured, Pre-Refunded, 6.00%, 7/01/19                                      3,000,000          3,128,940
       junior lien, FGIC Insured, Pre-Refunded, 6.00%, 7/01/20                                      3,670,000          3,827,737
       junior lien, FGIC Insured, Pre-Refunded, 6.00%, 7/01/24                                     24,715,000         25,777,251
       junior lien, NATL Insured, 5.00%, 7/01/28                                                    2,000,000          2,062,580
       junior lien, NATL Insured, 5.00%, 7/01/29                                                    3,405,000          3,498,706
       junior lien, Refunding, FGIC Insured, 5.00%, 7/01/20                                         9,710,000          9,925,368

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       junior lien, Refunding, FGIC Insured, 5.125%, 7/01/21                                    $  10,000,000   $    10,233,100
       junior lien, Refunding, FGIC Insured, 5.00%, 7/01/24                                         7,050,000         7,166,254
       junior lien, Refunding, FSA Insured, 5.00%, 7/01/37                                         13,515,000        13,667,314
       senior lien, Refunding, 5.50%, 7/01/24                                                       2,500,000         2,806,600
    Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, FGIC
       Insured, 5.00%, 7/01/26                                                                      3,250,000         3,331,153
    Phoenix GO, Various Purpose, Series B, 5.00%, 7/01/27                                           8,360,000         8,835,517
    Phoenix HFC Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL
       Insured, 6.90%, 1/01/23                                                                      1,040,000         1,041,206
    Phoenix IDA Government Office Lease Revenue,
       Capitol Mall LLC Project, AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27                       15,800,000        16,444,798
       Capitol Mall LLC Project, Refunding, AMBAC Insured, 5.00%, 9/15/26                           3,445,000         3,474,041
       Capitol Mall LLC Project, Refunding, AMBAC Insured, 5.00%, 9/15/27                           4,615,000         4,635,398
       Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21                                   4,300,000         4,363,597
       Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28                                   4,000,000         4,012,520
    Phoenix IDA Student Housing Revenue, Downtown Phoenix
       Student Housing LLC,
       Series A, AMBAC Insured, 5.00%, 7/01/37                                                     18,400,000        15,122,776
       Series C, AMBAC Insured, 5.00%, 7/01/37                                                     10,000,000         8,218,900
    Pima County IDA Lease Revenue,
       Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39                             2,000,000         2,027,560
       Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39                              7,500,000         7,673,400
(a)    Pima County Arizona, 5.125%, 9/01/27                                                         8,655,000         8,808,626
       Pima County Arizona, 5.00%, 9/01/39                                                         15,000,000        14,136,450
    Pinal County Electric District No. 4 Electric System Revenue, 6.00%,
       12/01/23                                                                                       525,000           548,347
       12/01/28                                                                                       740,000           751,292
       12/01/38                                                                                     1,150,000         1,142,180
    Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien,
       Assured Guaranty, 6.50%, 7/15/24                                                             4,220,000         4,895,538
    Salt River Project Agricultural Improvement and Power District Electric System Revenue,
       Salt River Project, Refunding, Series A, 5.00%, 1/01/23                                      6,000,000         6,283,800
       Series A, 5.00%, 1/01/37                                                                    16,000,000        16,369,440
       Series A, 5.00%, 1/01/38                                                                    15,000,000        15,431,100
       Series A, 5.00%, 1/01/39                                                                    25,000,000        25,771,750
    Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/32                                 10,000,000         8,671,600
       12/01/37                                                                                    10,000,000         8,142,900
    San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured,
       5.00%, 7/01/38                                                                               8,650,000         8,331,420
    Scottsdale GO, Refunding, 5.00%, 7/01/22                                                        3,000,000         3,133,620
    Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Pre-Refunded, 5.70%, 12/01/21           2,000,000         2,208,560
       Pre-Refunded, 5.80%, 12/01/31                                                               14,865,000        16,444,406
       Refunding, Series A, 5.25%, 9/01/30                                                          5,000,000         4,550,600
    Scottsdale Municipal Property Corp. Excise Tax Revenue, Pre-Refunded, 5.00%, 7/01/24            5,000,000         5,814,700
    Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
       12/01/25                                                                                     1,420,000         1,327,899
       12/01/30                                                                                     5,160,000         4,674,186
       12/01/35                                                                                     2,000,000         1,764,620
    Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University of
       Arizona Project, NATL Insured, Pre-Refunded, 5.10%, 9/01/33                                  3,000,000         3,353,790
    Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
       7/01/28                                                                                      4,275,000         4,336,304
       7/01/34                                                                                     11,510,000        11,561,910
    Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured, 5.40%, 11/20/22                 1,090,000         1,115,103
       5.45%, 11/20/32                                                                              1,285,000         1,295,588
    Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31                10,000,000         9,352,700
    Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC
       Insured, 5.00%, 7/15/32                                                                      1,000,000           955,600

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Tucson Water Revenue, System, Refunding, 5.00%,
       7/01/28                                                                                  $   1,230,000   $     1,287,134
       7/01/29                                                                                      1,765,000         1,839,977
    University Medical Center Corp. Hospital Revenue,
       5.00%, 7/01/35                                                                               7,000,000         6,292,160
       6.50%, 7/01/39                                                                               4,750,000         5,023,647
    University of Arizona COP, University of Arizona Projects, Series
       B, AMBAC Insured,
       5.00%, 6/01/26                                                                               7,070,000         7,169,404
       5.00%, 6/01/28                                                                               7,000,000         7,060,200
       5.00%, 6/01/31                                                                               5,565,000         5,591,545
       Pre-Refunded, 5.125%, 6/01/22                                                                2,250,000         2,475,158
    Yavapai County IDA Hospital Facility Revenue, Yavapai Regional
       Medical Center,
       Series A, 6.00%, 8/01/33                                                                     2,000,000         2,003,700
       Series B, 5.625%, 8/01/33                                                                    2,315,000         2,222,747
       Series B, 5.625%, 8/01/37                                                                   12,435,000        11,840,358
    Yuma IDA Hospital Revenue, Yuma Regional Medical Center, FSA Insured, Pre-Refunded,
       5.50%, 8/01/21                                                                               2,015,000         2,184,139
    Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
       7/01/25                                                                                      3,100,000         3,120,429
                                                                                                                ---------------
                                                                                                                    940,836,384
                                                                                                                ---------------
    U.S. TERRITORIES 13.6%
    PUERTO RICO 13.6%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39                                                                       5,000,000         4,318,400
    Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28                      3,355,000         3,345,069
       Series A, 5.25%, 7/01/37                                                                    10,000,000         9,052,700
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series B, Pre-Refunded, 6.00%, 7/01/39                                                      19,250,000        20,048,490
       Series D, Pre-Refunded, 5.375%, 7/01/36                                                      5,000,000         5,555,250
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Hospital Revenue, Dr. Pila Hospital Project, Refunding,
       FHA Insured, 5.875%, 8/01/12                                                                 4,440,000         4,452,121
       Hospital Auxilio Mutuo Obligation Group Project, Series A, NATL Insured,
       6.25%, 7/01/24                                                                               2,790,000         2,790,447
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33                                                         8,190,000         7,960,434
       Series D, Pre-Refunded, 5.375%, 7/01/33                                                     21,810,000        24,173,114
       Series I, 5.00%, 7/01/36                                                                     7,000,000         6,193,670
       Series I, Pre-Refunded, 5.375%, 7/01/34                                                     40,000,000        46,504,800
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-
       Refunded, 5.50%, 8/01/29                                                                    15,000,000        16,449,450
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                          150,843,945
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,082,644,361)                                     1,091,680,329
                                                                                                                ---------------
    SHORT TERM INVESTMENTS (COST $4,900,000) 0.4%
    MUNICIPAL BONDS 0.4%
    U.S. TERRITORIES 0.4%
    PUERTO RICO 0.4%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                          4,900,000         4,900,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,087,544,361) 98.8%                                                                 1,096,580,329
    OTHER ASSETS, LESS LIABILITIES 1.2%                                                                              13,430,902
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 1,110,011,231
                                                                                                                ===============

(a)  Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ACA     American Capital Access Holdings Inc.
AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
COP     Certificate of Participation
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFC     Housing Finance Corp.
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
MFHR    Multi-Family Housing Revenue
MFR     Multi-Family Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCC     Pollution Control Corp.
PCR     Pollution Control Revenue
USD     Unified/Union School District
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 98.1%
    COLORADO 94.1%
    Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%,
       2/01/31                                                                                  $  10,000,000   $     9,858,000
    Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
       5/15/34                                                                                      2,000,000         2,130,340
       5/15/39                                                                                      2,150,000         2,271,561
    Arapahoe County Water and Wastewater GO, Refunding, Series A, NATL Insured, 5.125%,
       12/01/32                                                                                    15,000,000        14,969,850
    Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured,
       5.25%, 10/01/32                                                                              1,000,000           900,580
       5.25%, 10/01/40                                                                              8,200,000         7,094,968
       5.00%, 10/01/43                                                                             10,000,000         8,230,500
    Aurora COP,
       AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30                                                 4,935,000         5,184,563
       Refunding, Series A, 5.00%, 12/01/29                                                         6,655,000         6,764,941
       Refunding, Series A, 5.00%, 12/01/30                                                         5,680,000         5,746,854
    Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
       8/01/36                                                                                      5,880,000         5,935,507
       8/01/39                                                                                     14,000,000        14,087,640
    Boulder County Development Revenue, University Corp. of Atmospheric Research, NATL
       Insured, 5.00%, 9/01/33                                                                      1,500,000         1,493,685
    Boulder Larimer and Weld Counties Vrain Valley School District RE-1J GO, 5.00%, 12/15/33        5,200,000         5,477,992
    Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34                            10,775,000        11,306,423
    Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33                        2,500,000         2,551,650
    Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured
       Guaranty, 5.25%, 12/01/34                                                                    5,380,000         5,662,073
    Broadlands Metropolitan District No. 2 GO, Refunding, NATL Insured, 5.25%, 12/01/34             8,655,000         9,009,163
    Broomfield COP, Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22               1,535,000         1,550,841
       Refunding, AMBAC Insured, 6.00%, 12/01/29                                                    2,000,000         2,002,580
    Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC
       Insured, 5.00%, 12/01/27                                                                    10,000,000        10,149,800
    Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured,
       5.00%, 12/01/31                                                                              7,500,000         7,566,300
    Colorado Department of Transportation COP, NATL Insured, 5.00%, 6/15/34                         6,915,000         7,001,507
    Colorado Educational and Cultural Facilities Authority Revenue, James Irwin Charter
       School, Refunding and Improvement, CIFG Insured, 5.00%, 8/01/37                              6,060,000         5,865,595
       Student Housing, Campus Village Apartments, Refunding, 5.50%, 6/01/38                        9,000,000         8,987,130
       Student Housing, University of Colorado Foundation Project, AMBAC Insured,
          Pre-Refunded, 5.00%, 7/01/27                                                              6,545,000         7,165,597
       Student Housing, University of Colorado Foundation Project, AMBAC Insured,
          Pre-Refunded, 5.00%, 7/01/32                                                             10,005,000        10,953,674
    Colorado Health Facilities Authority Revenue,
       Catholic Health, Refunding, Series A, 5.00%, 7/01/39                                         5,000,000         4,744,750
       Catholic Health Initiatives, Series D, 6.125%, 10/01/28                                      2,500,000         2,700,400
       Catholic Health Initiatives, Series D, 6.25%, 10/01/33                                       2,000,000         2,149,900
       Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 6.125%,
          6/01/38                                                                                   4,500,000         4,449,150
       Evangelical Lutheran Project, 5.25%, 6/01/31                                                 4,000,000         3,591,400
       Evangelical Lutheran Project, Series A, 5.25%, 6/01/34                                       3,500,000         3,095,890
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/25                                                                           3,050,000         2,753,662
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/26                                                                           3,205,000         2,875,879
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/27                                                                           3,365,000         2,997,710
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
         5.00%, 12/01/30                                                                            3,000,000         2,564,820

   Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Hospital, NCMC Inc. Project, Series A, FSA Insured, 5.50%, 5/15/30                       $   7,900,000   $     8,322,097
       Hospital, Refunding, Series C, FSA Insured, 5.25%, 3/01/40                                   5,000,000         4,954,650
       Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26                                  2,500,000         2,805,275
       Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31                                   5,500,000         6,158,350
       Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A,
          FSA Insured, 5.20%, 3/01/31                                                              10,000,000        10,172,200
       Valley View Hospital Assn., Refunding, 5.75%, 5/15/36                                        2,000,000         1,965,260
       Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29                              4,000,000         3,550,840
    Colorado HFAR,
       MF, Project II, Series A-2, 5.30%, 10/01/23                                                  1,645,000         1,664,477
       MF, Project II, Series A-2, 5.375%, 10/01/32                                                 3,605,000         3,625,548
       MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28                                 235,000           235,566
       MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32                                              475,000           476,387
    Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A,
       5.25%, 12/01/37                                                                              2,000,000         2,076,960
    Colorado Springs Hospital Revenue,
       6.375%, 12/15/30                                                                             3,785,000         3,867,664
       FSA Insured, 5.00%, 12/15/32                                                                 3,800,000         3,808,132
       Pre-Refunded, 6.375%, 12/15/30                                                               3,715,000         3,968,549
       Refunding, 6.25%, 12/15/33                                                                   5,000,000         5,246,750
    Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project,
       Assured Guaranty, 5.00%, 11/01/39                                                           11,305,000        11,383,570
    Colorado Springs Utilities Revenue, sub. lien, System Improvement, Series B, 5.00%,
       11/15/33                                                                                     3,000,000         3,109,650
    Colorado State Board of Governors University Enterprise System
       Revenue, Series A,
       5.00%, 3/01/34                                                                               2,250,000         2,353,230
       5.00%, 3/01/39                                                                               9,200,000         9,544,172
       FGIC Insured, 5.00%, 3/01/37                                                                13,000,000        13,244,140
    Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons
    Academic Facility Project, Series B, NATL Insured, 5.00%, 11/01/30                              5,000,000         5,050,700
    Colorado State Health Facilities Authority Revenue, Parkview Medical Center Inc.
       Project, Series A, 5.00%, 9/01/37                                                            8,000,000         7,042,400
    Colorado State Higher Education Capital Construction Lease Purchase Financing Program
    COP, 5.50%, 11/01/27                                                                            7,275,000         7,904,069
    Colorado Water Resources and Power Development Authority
       Clean Water Revenue, Series A,
       6.15%, 9/01/11                                                                                  75,000            75,007
       6.30%, 9/01/14                                                                                  25,000            25,002
    Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
       Series A, FGIC Insured, Pre-Refunded, 5.80%, 11/01/20                                        1,200,000         1,258,308
    Colorado Water Resources and Power Development Authority
       Water Resources Revenue,
       Arapahoe County Water Improvement, Series E, NATL Insured,
          5.00%, 12/01/35                                                                          10,000,000         9,899,500
       East Cherry Creek Valley Water Sanitary District, NATL Insured, 5.00%, 11/15/30              1,590,000         1,606,250
       Parker Water and Sanitary District, NATL Insured, 5.00%, 9/01/30                             5,000,000         4,936,050
    Commerce City COP, AMBAC Insured, 5.00%, 12/15/37                                              13,975,000        14,214,951
    Denver City and County Airport Revenue,
       Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23                                         4,500,000         4,565,700
       Series B, Pre-Refunded, 5.50%, 11/15/33                                                      5,000,000         5,829,100
       Series D, 7.75%, 11/15/13                                                                      615,000           686,604
    Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded,
       5.50%, 12/01/25                                                                              7,000,000         7,430,990
    Denver City and County School District No. 1 GO, Series A, 5.00%, 12/01/29                      4,500,000         4,856,265
    Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA Insured,
       5.00%, 12/01/30                                                                             15,000,000        12,442,200
    Denver Health and Hospital Authority Healthcare Revenue,
       Refunding, Series A,
       5.25%, 12/01/31                                                                              9,250,000         8,172,375
       Series A, Pre-Refunded, 6.00%, 12/01/23                                                      1,000,000         1,101,420
       Series A, Pre-Refunded, 6.00%, 12/01/31                                                      5,400,000         5,947,668
       Series A, Pre-Refunded, 6.25%, 12/01/33                                                      3,250,000         3,959,475
    Dove Valley Metropolitan District Arapahoe County GO,
       Refunding, FSA Insured, 5.00%,
       11/01/35                                                                                     4,375,000         4,491,812
    E-470 Public Highway Authority Revenue,
       Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33                             3,000,000           561,750
       Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32                             7,800,000         1,613,196
       Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34                            14,075,000         2,441,872

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Senior Series A, NATL Insured, Pre-Refunded, 5.75%, 9/01/29                              $   4,575,000   $     4,842,226
       Senior Series A, NATL Insured, Pre-Refunded, 5.75%, 9/01/35                                 10,825,000        11,457,288
    El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
       12/20/32                                                                                     1,890,000         1,890,473
    El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24                         1,500,000         1,584,060
(a) Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
       12/01/33                                                                                     2,860,000         2,918,630
       12/01/37                                                                                     5,120,000         5,168,128
    Erie Water Enterprise Revenue, Series A, FSA Insured, 5.00%, 12/01/32                          10,000,000        10,319,000
    Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, FGIC Insured, 5.00%,
       10/01/37                                                                                    12,830,000        12,527,597
    Garfield County Building Corp. COP, AMBAC Insured, Pre- Refunded, 5.75%, 12/01/24               1,000,000         1,010,000
    Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33                                1,240,000         1,329,007
    La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
       5.75%, 4/01/14                                                                               2,090,000         2,092,550
       6.00%, 4/01/19                                                                               1,000,000           990,770
       6.10%, 4/01/24                                                                               1,000,000           962,060
    Mesa State College Auxiliary Facilities Enterprise Revenue,
       Pre-Refunded, 6.00%, 5/15/38                                                                 7,000,000         8,790,810
       Refunding, Series A, 5.00%, 5/15/33                                                          3,455,000         3,594,789
    Mesa State College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37                            5,765,000         5,994,505
    Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured,
       Pre-Refunded, 5.125%,
       6/15/26                                                                                      6,550,000         7,090,178
       6/15/31                                                                                      4,465,000         4,833,229
    Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and
       Improvement, Assured Guaranty, 6.375%, 12/01/37                                              7,000,000         7,561,120
    Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38              9,900,000        10,351,638
    Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
       11/01/21                                                                                     4,300,000         4,522,826
    Regional Transportation District Sales Tax Revenue, Fastracks Project,
       Refunding, Series A, FSA Insured, 4.50%, 11/01/35                                            4,500,000         4,307,310
       Series A, AMBAC Insured, 5.00%, 11/01/31                                                    14,150,000        14,753,497
    Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
       Renewal, NATL Insured, 5.00%, 12/01/29                                                       6,100,000         6,301,117
    Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/29                                7,010,000         7,305,191
    Triview Metropolitan District GO, Refunding, 5.00%, 11/01/34                                   10,855,000        10,793,235
    University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33               3,570,000         4,022,426
    University of Colorado Enterprise System Revenue,
       Series A, 5.375%, 6/01/38                                                                    3,000,000         3,222,600
       University of Colorado Regents, NATL Insured, 5.00%, 6/01/32                                 5,000,000         5,199,450
    University of Colorado Hospital Authority Revenue,
       Refunding, 6.00%, 11/15/29                                                                   5,000,000         5,189,450
       Series A, 5.00%, 11/15/37                                                                    2,000,000         1,877,000
       Series A, 5.25%, 11/15/39                                                                    3,000,000         2,911,800
       Series A, Pre-Refunded, 5.60%, 11/15/25                                                      1,900,000         2,067,960
    University of Northern Colorado Revenue, Auxiliary Facilities Systems, Refunding and
       Improvement, AMBAC Insured, 5.00%, 6/01/31                                                   3,000,000         3,011,550
    Ute Water Conservancy District Water Revenue, NATL Insured, Pre-Refunded, 5.75%, 6/15/20        5,000,000         5,195,600
    Western State College Revenues, 5.00%,
       5/15/34                                                                                      2,000,000         2,010,420
       5/15/39                                                                                      2,000,000         2,001,440
    Westminster Building Authority COP, NATL Insured, 5.25%, 12/01/22                               1,555,000         1,610,327
                                                                                                                ---------------
                                                                                                                    622,100,263
                                                                                                                ---------------
    U.S. TERRITORIES 4.0%
    GUAM 0.3%
    Guam Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/01/24              2,000,000         2,039,500
    PUERTO RICO 3.7%
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
       Series B, 5.00%, 7/01/41                                                                     5,000,000         4,489,750
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22          1,335,000         1,335,761

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33                                                     $   2,120,000   $     2,060,577
       Series I, Pre-Refunded, 5.375%, 7/01/34                                                      5,000,000         5,813,100
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series B, 6.375%,
       8/01/39                                                                                     10,000,000        10,571,300
                                                                                                                ---------------
                                                                                                                     24,270,488
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                           26,309,988
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $639,518,833)                                         648,410,251
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 1.5%
    MUNICIPAL BONDS 1.5%
    COLORADO 0.9%
(b) Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
       Federation Bond Program, Refunding, Series A-8, Daily VRDN and Put, 0.24%, 9/01/35             555,000           555,000
       National Jewish Federation Bond Program, Refunding, Series C-3, Daily VRDN and Put,
          0.24%, 1/01/31                                                                              125,000           125,000
       National Jewish Federation Bond Program, Series A-7, Daily VRDN and Put, 0.24%,
          7/01/29                                                                                     545,000           545,000
       National Jewish Federation Bond Program, Series A-4, Daily VRDN and Put, 0.24%,
          2/01/34                                                                                     470,000           470,000
       National Jewish Federation Bond Program, Series D-3, Daily VRDN and Put, 0.24%,
          12/01/37                                                                                  1,400,000         1,400,000
       YMCA Rockies Project, Refunding, Daily VRDN and Put, 0.23%, 10/01/38                         2,600,000         2,600,000
(b) Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put,
       0.24%, 4/01/16                                                                                 500,000           500,000
                                                                                                                ---------------
                                                                                                                      6,195,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.6%
    PUERTO RICO 0.6%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                          3,800,000         3,800,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,995,000)                                                                    9,995,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $649,513,833) 99.6%                                                                     658,405,251
    OTHER ASSETS, LESS LIABILITIES 0.4%                                                                               2,544,397
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   660,949,648
                                                                                                                ===============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFAR    Housing Finance Authority Revenue
IDR     Industrial Development Revenue
MF      Multi-Family
MFH     Multi-Family Housing
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Connecticut Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 96.1%
    CONNECTICUT 70.6%
    Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19                        $   1,000,000   $     1,043,140
    Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC
       Insured, 5.125%, 10/01/26                                                                    3,000,000         2,928,750
    Connecticut State Development Authority First Mortgage Gross Revenue, Health Care
       Project,
       Church Homes Inc. Project, Refunding, 5.80%, 4/01/21                                         4,000,000         3,693,080
       Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22           2,000,000         1,612,120
       The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23                                       750,000           718,725
       The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%, 12/01/18               1,100,000         1,067,583
    Connecticut State Development Authority PCR,
       Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28                             5,500,000         5,595,700
       United Illuminating Co. Project, Mandatory Put 2/01/12, 5.75%, 6/01/26                       1,000,000         1,073,610
    Connecticut State Development Authority Revenue, Life Care Facilities, Seabury
       Project,
    Refunding, Radian Insured, 5.00%, 9/01/21                                                       2,000,000         1,771,060
    Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG
    Power LLC Project, Series A, 5.75%, 11/01/37                                                    5,000,000         4,857,700
    Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic
       Co. Project, 6.15%, 4/01/35                                                                  1,000,000         1,000,150
    Connecticut State GO,
       Series A, 5.00%, 2/15/29                                                                    10,000,000        10,851,000
       Series B, Pre-Refunded, 5.00%, 6/15/20                                                      10,000,000        10,688,100
       Series B, Pre-Refunded, 5.00%, 6/15/22                                                       2,000,000         2,212,900
       Series C, FSA Insured, 5.00%, 6/01/26                                                        5,000,000         5,405,150
    Connecticut State Health and Educational Facilities Authority Revenue,
       Brunswick School, Series A, NATL Insured, 5.00%, 7/01/29                                     5,000,000         5,007,700
       Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36                                  1,000,000           904,720
       Catholic Health East, Series F, NATL Insured, 5.75%, 11/15/29                                3,250,000         3,259,360
       Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29                      1,215,000         1,224,866
       Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31                       1,000,000         1,005,240
       Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28                    2,250,000         2,556,450
       Connecticut College, Series D-1, NATL Insured, Pre-Refunded, 5.75%, 7/01/30                  1,000,000         1,041,540
       Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29                   3,500,000         3,443,300
       Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
          7/01/25                                                                                   2,965,000         2,967,016
       Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
          7/01/30                                                                                   2,500,000         2,110,325
       Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%,
          7/01/25                                                                                   6,230,000         6,495,896
       Fairfield University, Series M, 5.00%, 7/01/26                                                 450,000           470,412
       Fairfield University, Series M, 5.00%, 7/01/34                                               1,000,000         1,000,650
       Fairfield University, Series N, 5.00%, 7/01/29                                               7,000,000         7,216,370
       Greenwich Academy, Series B, FSA Insured, Pre-Refunded, 5.00%, 3/01/32                       4,210,000         4,493,122
       Hartford University, Series G, Radian Insured, 5.25%, 7/01/26                                5,000,000         4,760,500
       Horace Bushnell Memorial Hall, Series A, NATL Insured, 5.625%, 7/01/29                       1,000,000         1,003,070
       Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37                          2,500,000         2,144,025
       Loomis Chafee School, Series G, 5.00%, 7/01/30                                               3,000,000         3,077,730
       Loomis Chafee School, Series G, 5.00%, 7/01/38                                               6,285,000         6,172,184
       Lutheran General Health Care System, ETM, 7.375%, 7/01/19                                      375,000           463,088
       Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26                          1,730,000         1,839,423
       Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36                          4,415,000         4,531,733
       New Horizons Village Project, 7.30%, 11/01/16                                                2,905,000         2,905,058
       Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34                                1,675,000         1,701,616
       Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36                               8,000,000         7,941,520
       Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37                               15,000,000        14,822,400
       Quinnipiac University, Series K-1, NATL Insured, 5.00%, 7/01/31                              4,000,000         4,072,440
       Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37                                     1,170,000         1,191,364
       Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28                 4,000,000         3,773,280
       Sacred Heart University, Series C, 6.50%, 7/01/16                                              180,000           180,196
       Sacred Heart University, Series C, 6.625%, 7/01/26                                             785,000           785,487
       Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38                                 5,000,000         5,165,300
       Series B, NATL Insured, 5.00%, 7/01/33                                                       2,000,000         1,901,620
       St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20                                     4,615,000         4,103,427
       The William W. Backus Hospital, Series F, FSA Insured, 5.00%, 7/01/28                        1,500,000         1,546,365
       The William W. Backus Hospital, Series F, FSA Insured, 5.125%, 7/01/35                       4,025,000         4,087,629
       Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37                           2,000,000         1,959,660
       Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31                       5,425,000         5,840,446

  Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Connecticut Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Trinity College, Series H, NATL Insured, 5.00%, 7/01/26                                  $   1,855,000   $     1,918,497
       Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32                       1,000,000           899,750
       Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37                                  10,660,000        10,936,734
       Westover School, Series A, Radian Insured, Pre-Refunded, 5.70%, 7/01/30                      2,000,000         2,081,900
       Yale University, Series Y-1, 5.00%, 7/01/35                                                 15,000,000        15,598,200
       Yale University, Series Z-1, 5.00%, 7/01/42                                                 10,000,000        10,373,800
       Yale University, Series Z-3, 5.05%, 7/01/42                                                  6,000,000         6,272,400
       Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31                          12,500,000        12,499,500
    Connecticut State HFAR,
       Housing Mortgage Finance Program, Refunding, Series E, Sub Series E-2, 5.20%,
          11/15/21                                                                                  1,840,000         1,845,594
       Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31                                  2,715,000         2,722,548
       Housing Mortgage Finance Program, Series E, Sub Series E-4, 5.05%, 5/15/28                   4,650,000         4,681,806
       Housing Mortgage Finance Program, Series F, Sub Series F-2, 5.875%, 11/15/33                 5,000,000         5,264,500
       Housing Mortgage Finance Program, Series F, Sub Series F-2, 6.00%, 11/15/38                  2,000,000         2,087,960
       Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22           1,000,000         1,039,390
       Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32           1,000,000           998,640
       State Supported Special Obligation, Series 10, 5.00%, 6/15/28                                  420,000           450,261
    Connecticut State Higher Education Supplemental Loan Authority Revenue,
       CHESLA Loan Program, Series A, 5.05%, 11/15/27                                               1,000,000         1,045,330
       Family Education Loan Program, Series A, AMBAC Insured, 6.00%, 11/15/18                        540,000           552,717
       Family Education Loan Program, Series A, NATL Insured, 5.50%, 11/15/17                         395,000           401,209
    Connecticut State Housing Finance Authority Housing Mortgage Finance Program Revenue,
       5.20%, 11/15/34                                                                              1,770,000         1,808,391
       5.30%, 11/15/39                                                                              2,500,000         2,532,375
    Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
       7/01/26                                                                                      6,025,000         6,533,329
       7/01/27                                                                                      4,060,000         4,387,683
    Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
       Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18                                        1,000,000         1,085,510
       Series B, AMBAC Insured, 5.00%, 12/01/20                                                     5,000,000         5,393,000
       Series B, AMBAC Insured, 5.00%, 12/01/22                                                     1,000,000         1,069,310
    Greater New Haven Water Pollution Control Authority Regional Water Revenue,
       Refunding, Series A, NATL Insured, 5.00%, 11/15/24                                           3,315,000         3,474,617
       Refunding, Series A, NATL Insured, 5.00%, 8/15/35                                            3,250,000         3,226,502
       Series A, FSA Insured, 5.00%, 11/15/37                                                       3,000,000         3,038,790
    New Haven GO,
       Series A, Assured Guaranty, 5.00%, 3/01/29                                                   1,000,000         1,052,090
       Series C, NATL Insured, ETM, 5.00%, 11/01/22                                                    25,000            28,147
       Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/22                                        2,975,000         3,303,470
    South Central Regional Water Authority Water System Revenue,
       Eighteenth Series B, MBIA Insured, 5.25%, 8/01/29                                            1,000,000         1,072,360
       Eighteenth Series B, MBIA Insured, 5.25%, 8/01/32                                            1,000,000         1,055,100
       Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26                                          3,500,000         3,697,610
       Refunding, Twenty-Second Series, FSA Insured, 5.00%, 8/01/38                                 5,000,000         5,101,850
       Series A, NATL Insured, 5.00%, 8/01/33                                                       6,000,000         6,109,980
    University of Connecticut Revenue, Student Fee,
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/26                                          10,000,000        10,461,100
       Series A, 5.00%, 5/15/23                                                                    10,000,000        10,353,800
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25                                        1,500,000         1,596,000
                                                                                                                ---------------
                                                                                                                    341,737,046
                                                                                                                ---------------
    U.S. TERRITORIES 25.5%
    PUERTO RICO 25.1%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.50%, 5/15/39                                                                    4,000,000         3,454,720
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44                                                                               1,000,000         1,024,160
       Assured Guaranty, 5.00%, 7/01/28                                                             2,000,000         2,050,400
    Puerto Rico Commonwealth GO, Public Improvement,
       NATL Insured, Pre-Refunded, 5.75%, 7/01/26                                                   1,000,000         1,027,230
       Refunding, FSA Insured, 5.125%, 7/01/30                                                        835,000           838,290
       Refunding, Series B, 6.00%, 7/01/39                                                         10,000,000        10,042,800
       Series A, 5.00%, 7/01/29                                                                     1,000,000           924,670
       Series A, 5.125%, 7/01/31                                                                    3,195,000         3,036,848
       Series A, 5.00%, 7/01/33                                                                       465,000           419,486
       Series A, 5.00%, 7/01/34                                                                       280,000           250,169
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32                                         1,000,000         1,109,650
       Series A, Pre-Refunded, 5.00%, 7/01/33                                                         535,000           611,446

Franklin Tax-Free Trust
Franklin Connecticut Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Series B, 5.00%, 7/01/35                                                                 $   1,895,000   $     1,687,156
       Series B, Pre-Refunded, 5.00%, 7/01/35                                                       3,105,000         3,682,716
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, 5.00%, 7/01/38                                                            120,000           109,156
       Series G, 5.00%, 7/01/33                                                                       400,000           363,936
       Series G, Pre-Refunded, 5.00%, 7/01/33                                                         600,000           685,734
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31                                                                5,000,000         4,436,900
    Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29                                         7,000,000         7,270,550
       Series II, Pre-Refunded, 5.25%, 7/01/31                                                      1,000,000         1,124,480
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30                                        1,000,000         1,178,390
       Series TT, 5.00%, 7/01/32                                                                   18,500,000        17,250,325
       Series WW, 5.50%, 7/01/38                                                                    6,700,000         6,567,273
    Puerto Rico HFAR, Subordinated, Capital Fund Modernization, 5.125%, 12/01/27                    4,250,000         4,294,242
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Educational Facilities Revenue, University Plaza Project, Series
       A, NATL Insured, 5.00%, 7/01/33                                                              1,000,000           948,250
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control
       Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A,
       5.15%, 7/01/19                                                                               3,595,000         3,667,691
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33                                                         1,995,000         1,939,080
       Series D, Pre-Refunded, 5.375%, 7/01/33                                                      6,005,000         6,655,642
       Series I, 5.00%, 7/01/36                                                                     1,000,000           884,810
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-
       Refunded, 5.70%, 8/01/25                                                                     5,000,000         5,043,600
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first subordinate, Series A,
       6.00%, 8/01/42                                                                              22,000,000        22,581,680
    University of Puerto Rico Revenues, University System, Refunding,
       Series P, 5.00%, 6/01/26                                                                     5,000,000         4,662,550
       Series Q, 5.00%, 6/01/36                                                                     1,500,000         1,313,370
                                                                                                                ---------------
                                                                                                                    121,137,400
                                                                                                                ---------------
    VIRGIN ISLANDS 0.4%
    Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29                 1,000,000           952,770
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/21                                                                                      1,000,000         1,005,220
                                                                                                                ---------------
                                                                                                                      1,957,990
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                          123,095,390
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $461,232,398)                                         464,832,436
    SHORT TERM INVESTMENTS 2.2%                                                                                 ---------------
    MUNICIPAL BONDS 2.2%
    CONNECTICUT 2.1%
(a) Connecticut State Health and Educational Facilities Authority Revenue,
       Wesleyan University, Series E, Daily VRDN and Put, 0.21%, 7/01/38                              900,000           900,000
       Yale University, Series V-2, Daily VRDN and Put, 0.15%, 7/01/36                              9,400,000         9,400,000
                                                                                                                ---------------
                                                                                                                     10,300,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.1%
(a) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                            500,000           500,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $10,800,000)                                                                  10,800,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $472,032,398) 98.3%                                                                     475,632,436
    OTHER ASSETS, LESS LIABILITIES 1.7%                                                                               8,176,814
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   483,809,250
                                                                                                                ===============


(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Connecticut Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GO      General Obligation
HFAR    Housing Finance Authority Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCR     Pollution Control Revenue
PFAR    Public Financing Authority Revenue
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Double Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                ------------    ---------------
    MUNICIPAL BONDS 98.2%
    U.S. TERRITORIES 98.2%
    GUAM 6.7%
    Guam Education Financing Foundation COP, 5.00%, 10/01/23                                    $   2,500,000   $     2,359,050
    Guam Government Limited Obligation Revenue, Section 30, Series A,
       5.375%, 12/01/24                                                                             5,195,000         5,297,601
       5.625%, 12/01/29                                                                             3,850,000         3,904,323
       5.75%, 12/01/34                                                                              4,250,000         4,324,290
    Guam International Airport Authority Revenue,
       Series A, NATL Insured, 5.25%, 10/01/20                                                      1,725,000         1,725,466
       Series A, NATL Insured, 5.25%, 10/01/22                                                        700,000           689,682
       Series B, NATL Insured, 5.25%, 10/01/22                                                      1,000,000           985,260
       Series B, NATL Insured, 5.25%, 10/01/23                                                      1,000,000           980,670
       Series C, NATL Insured, 5.25%, 10/01/21                                                      5,000,000         5,008,550
       Series C, NATL Insured, 5.00%, 10/01/23                                                      5,000,000         4,641,550
    Guam Power Authority Revenue, Refunding, Series A, NATL Insured,
       5.125%, 10/01/29                                                                             1,975,000         1,854,367
       5.25%, 10/01/34                                                                              7,000,000         6,478,850
                                                                                                                ---------------
                                                                                                                     38,249,659
                                                                                                                ---------------
    PUERTO RICO 80.8%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39                                                                       5,000,000         4,318,400
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38                                                                               3,100,000         3,174,896
       Assured Guaranty, 5.125%, 7/01/47                                                           27,000,000        26,404,380
    Puerto Rico Commonwealth GO,
       Public Improvement, NATL Insured, Pre-Refunded, 5.75%, 7/01/26                               3,000,000         3,081,690
       Public Improvement, Refunding, Series A, 5.50%, 7/01/18                                      2,395,000         2,491,159
       Public Improvement, Refunding, Series A, 5.50%, 7/01/32                                     10,000,000         9,661,100
       Public Improvement, Refunding, Series A-4, FSA Insured, 5.00%, 7/01/31                       3,000,000         3,022,740
       Public Improvement, Refunding, Series B, 5.75%, 7/01/38                                      4,000,000         3,895,840
       Public Improvement, Series A, 5.375%, 7/01/28                                                1,300,000         1,296,152
       Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31                                  3,315,000         3,150,908
       Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31                    1,685,000         1,806,202
       Public Improvement, Series B, 5.00%, 7/01/35                                                 1,825,000         1,624,834
       Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27                            3,500,000         3,598,945
       Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28                            1,195,000         1,227,146
       Series A, 5.25%, 7/01/29                                                                    17,250,000        16,457,880
       Series A, 5.25%, 7/01/30                                                                     8,575,000         8,075,077
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Refunding, Series CC, FSA Insured, 5.25%, 7/01/32                                            5,500,000         5,776,375
       Refunding, Series CC, FSA Insured, 5.25%, 7/01/34                                            2,000,000         2,078,880
       Series Y, Pre-Refunded, 5.50%, 7/01/36                                                      11,850,000        14,418,606
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series H, 5.00%, 7/01/35                                                             20,000            17,775
       Refunding, Series M, 5.00%, 7/01/37                                                          5,455,000         4,823,747
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39                                           20,720,000        18,747,870
       Series D, Pre-Refunded, 5.375%, 7/01/36                                                     11,990,000        13,321,489
       Series H, Pre-Refunded, 5.00%, 7/01/35                                                          80,000            91,431
       Series K, Pre-Refunded, 5.00%, 7/01/40                                                       9,500,000        11,194,705
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
       Refunding, Series C, FGIC Insured, 5.50%, 7/01/22                                            6,285,000         6,358,723
       Series B, 5.00%, 7/01/31                                                                     2,500,000         2,322,200
       Series B, 5.00%, 7/01/37                                                                    24,250,000        21,902,600
       Series B, 5.00%, 7/01/41                                                                     7,920,000         7,111,764

   Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Double Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31                                                            $  20,000,000   $    17,747,600
       CIFG Insured, 5.00%, 7/01/27                                                                   900,000           865,350
    Puerto Rico Electric Power Authority Power Revenue,
       Refunding, Series SS, FSA Insured, 5.00%, 7/01/30                                            3,015,000         3,072,134
       Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26                                           6,500,000         6,434,740
       Series NN, Pre-Refunded, 5.125%, 7/01/29                                                     3,655,000         4,193,272
       Series TT, 5.00%, 7/01/32                                                                   14,800,000        13,800,260
       Series TT, 5.00%, 7/01/37                                                                    2,235,000         2,047,886
    Puerto Rico HFAR,
       Capital Fund Program, 4.60%, 12/01/24                                                        3,425,000         3,447,331
       Capital Fund Program, Pre-Refunded, 4.60%, 12/01/24                                          6,575,000         7,405,948
       Subordinated, Capital Fund Modernization, 5.125%, 12/01/27                                   8,500,000         8,588,485
    Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33                             10,610,000        10,644,695
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Educational Facilities Revenue, University Plaza Project,
       Series A, NATL Insured, 5.00%, 7/01/33                                                       6,000,000         5,689,500
    Puerto Rico Industrial Tourist Educational Medical and
       Environmental Control Facilities Financing Authority Hospital Revenue,
       Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25                           2,500,000         2,504,775
       Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32                              500,000           500,825
       Hospital Auxilio Mutuo Obligation Group Project, Series A, NATL Insured, 6.25%,
          7/01/24                                                                                   8,445,000         8,446,351
       Mennonite General Hospital Project, 5.625%, 7/01/17                                            525,000           487,935
       Mennonite General Hospital Project, 5.625%, 7/01/27                                          1,950,000         1,581,314
    Puerto Rico Industrial Tourist Educational Medical and
       Environmental Control Facilities Financing Authority Industrial Revenue,
       Guaynabo Municipal Government, 5.625%, 7/01/15                                               4,710,000         4,716,547
       Guaynabo Municipal Government, 5.625%, 7/01/22                                               3,160,000         3,161,801
       Guaynabo Warehouse, Series A, 5.15%, 7/01/19                                                 1,250,000         1,275,275
       Guaynabo Warehouse, Series A, 5.20%, 7/01/24                                                 4,120,000         4,166,062
    Puerto Rico Industrial Tourist Educational Medical and
       Environmental Control Facilities Revenue,
       Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21                         2,000,000         1,882,040
       Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29                          7,850,000         6,948,270
       Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26                              5,970,000         6,034,954
       International American University of Puerto Rico Project, NATL Insured, 4.25%,
          10/01/24                                                                                  1,000,000           863,160
       International American University of Puerto Rico Project, NATL Insured, 4.375%,
          10/01/25                                                                                  1,000,000           869,110
       International American University of Puerto Rico Project, NATL Insured, 4.50%,
          10/01/29                                                                                  3,750,000         3,186,300
    Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.75%, 8/01/12                  7,500,000         7,589,700
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
       8/01/27                                                                                      3,500,000         3,515,820
       8/01/30                                                                                      3,500,000         3,541,020
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series M, 6.25%, 7/01/21                                                          5,000,000         5,415,850
       Refunding, Series N, 5.00%, 7/01/32                                                          5,000,000         4,471,200
       Refunding, Series N, 5.00%, 7/01/37                                                         10,000,000         8,781,000
       Refunding, Series P, 6.50%, 7/01/30                                                          5,000,000         5,318,350
       Refunding, Series P, 6.75%, 7/01/36                                                          5,000,000         5,360,200
       Refunding, Series Q, 5.625%, 7/01/39                                                         6,350,000         6,072,505
       Series D, Pre-Refunded, 5.375%, 7/01/33                                                      9,070,000        10,052,734
       Series I, 5.25%, 7/01/33                                                                     2,450,000         2,280,877
       Series I, 5.00%, 7/01/36                                                                     4,000,000         3,539,240
       Series I, Pre-Refunded, 5.25%, 7/01/33                                                          50,000            57,857
       Series I, Pre-Refunded, 5.375%, 7/01/34                                                      5,000,000         5,813,100
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21                      1,250,000         1,214,438
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      Pre-Refunded, 5.50%, 8/01/29                                                                  9,000,000         9,869,670
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
(a)    first subordinate, Series A, 5.75%, 8/01/37                                                 16,100,000        16,336,992
       first subordinate, Series A, 6.00%, 8/01/42                                                 18,750,000        19,245,750

Franklin Tax-Free Trust
Franklin Double Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Series A, 5.25%, 8/01/57                                                                 $  15,000,000   $    15,027,000
                                                                                                                ---------------
                                                                                                                    465,518,737
                                                                                                                ---------------
    VIRGIN ISLANDS 10.7%
    Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
       6.45%, 3/01/16                                                                                  75,000            75,030
       6.50%, 3/01/25                                                                                 235,000           235,729
    Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26                              5,000,000         4,866,550
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33                              9,220,000         8,565,011
       Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31                      2,500,000         2,351,150
       Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28                     3,695,000         3,950,103
       senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29                                   1,000,000           952,770
       senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39                                   2,000,000         1,802,960
       Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37            7,000,000         7,411,460
       Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24               2,000,000         2,006,600
    Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured, 5.25%, 9/01/18             3,930,000         3,961,558
       5.00%, 9/01/23                                                                              10,000,000         9,492,100
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/18                                                                                      4,175,000         4,197,837
       Refunding, 5.30%, 7/01/21                                                                    1,000,000         1,005,220
       Series A, 5.00%, 7/01/31                                                                     3,000,000         2,786,670
    Virgin Islands Water and Power Authority Water System Revenue,
       Refunding,
       5.25%, 7/01/12                                                                               4,000,000         4,046,800
       5.50%, 7/01/17                                                                               4,000,000         4,042,840
                                                                                                                ---------------
                                                                                                                     61,750,388
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $572,100,378)                                         565,518,784
                                                                                                                ---------------
    SHORT TERM INVESTMENTS (COST $100,000) 0.0%(b)
    MUNICIPAL BONDS 0.0%(b)
    U.S. TERRITORIES 0.0%(b)
    PUERTO RICO 0.0%(b)
(c) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                            100,000           100,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $572,200,378) 98.2%                                                                     565,618,784
    OTHER ASSETS, LESS LIABILITIES 1.8%                                                                              10,372,632
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   575,991,416
                                                                                                                ===============

(a)  A portion or all of the security purchased on a delayed delivery basis.

(b)  Rounds to less than 0.1% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Double Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ACA     American Capital Access Holdings Inc.
AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFA     Housing Finance Authority/Agency
HFAR    Housing Finance Authority Revenue
HFC     Housing Finance Corp.
HMR     Home Mortgage Revenue
MBS     Mortgage-Backed Security
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PFAR    Public Financing Authority Revenue
SFR     Single Family Revenue

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 94.4%
    ALABAMA 3.4%
    Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding,
       Series B, AMBAC Insured,
       4.625%, 8/15/13                                                                          $   5,900,000   $     6,088,387
       4.125%, 2/15/14                                                                              3,000,000         3,039,810
    East Alabama Health Care Authority Health Care Facilities Revenue,
       Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36                                             10,000,000         9,943,800
       Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33                                             13,500,000        13,818,600
       Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/13                                1,925,000         1,946,714
       Tax Anticipation Bond, Series A, NATL Insured, 4.625%, 9/01/14                               2,010,000         2,028,613
       Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/15                                2,100,000         2,103,423
    Huntsville Health Care Authority Revenue, Series A, NATL Insured,
       5.00%, 6/01/17                                                                               2,900,000         3,018,552
       Pre-Refunded, 4.80%, 6/01/13                                                                 2,400,000         2,666,760
    Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17           2,195,000         1,398,983
    Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16               2,000,000         1,780,800
    Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12                                   600,000           627,294
    University of Alabama General Revenue, Series A, NATL Insured, 5.00%, 7/01/15                   4,070,000         4,522,380
                                                                                                                ---------------
                                                                                                                     52,984,116
                                                                                                                ---------------
    ALASKA 0.3%
    Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured
       Guaranty, 5.00%, 9/01/19                                                                     3,650,000         4,179,652
                                                                                                                ---------------
    ARIZONA 3.8%
    Arizona Health Facilities Authority Revenue,
       Banner Health, Series D, 5.50%, 1/01/22                                                      5,000,000         5,304,000
       Banner Health, Series D, 5.00%, 1/01/23                                                      5,000,000         5,109,800
       Series A, 5.00%, 1/01/22                                                                     8,000,000         8,196,000
    Arizona School Facilities Board COP, 5.25%, 9/01/19                                            10,000,000        11,132,600
    Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13                 5,000,000         5,379,550
    Arizona State Board of Regents Arizona State University System Revenue, Series C, 5.75%,
       7/01/20                                                                                        500,000           588,400
       7/01/21                                                                                        500,000           582,325
    Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
       9/01/16                                                                                      2,505,000         2,716,622
    Glendale IDAR, John C. Lincoln Health, Refunding, Series B, 5.00%, 12/01/18                     5,605,000         5,485,894
    Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A,
       FGIC Insured, 4.75%, 7/01/12                                                                 4,000,000         4,324,280
    Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18                2,000,000         2,319,280
    Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16                                        715,000           741,519
    Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%,
       9/01/21                                                                                      4,000,000         3,830,040
    Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
       7/01/15                                                                                      1,000,000         1,022,400
       7/01/16                                                                                      1,000,000         1,011,620
    University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24                                2,000,000         2,145,920
                                                                                                                ---------------
                                                                                                                     59,890,250
                                                                                                                ---------------
    ARKANSAS 0.4%
    Arkansas State Development Finance Authority Revenue, State Agencies Facilities,
       Corrections, Series B, FSA Insured, 5.00%,
       11/01/17                                                                                     1,955,000         2,161,956
       11/01/19                                                                                     1,065,000         1,154,332
    Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
       6.20%, 8/01/17                                                                               1,105,000         1,130,514
    University of Arkansas University Revenues, Student Fee University of Arkansas at Fort
       Smith, FSA Insured, 4.75%, 12/01/15                                                          2,295,000         2,397,587
                                                                                                                ---------------
                                                                                                                      6,844,389
                                                                                                                ---------------
    CALIFORNIA 16.1%
    California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, Series L, 5.125%, 7/01/22                                         10,000,000        10,098,500

  Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Providence Health and Services, Series C, 6.00%, 10/01/18                                $     500,000   $       576,140
       Scripps Health, Series A, 5.00%, 10/01/21                                                    5,000,000         5,103,400
    California State Department of Water Resources Power Supply Revenue, Series A, Pre-
       Refunded, 5.125%, 5/01/18                                                                    3,000,000         3,348,630
    California State GO,
       5.50%, 4/01/21                                                                              20,000,000        21,211,200
       Refunding, 5.00%, 2/01/17                                                                    3,000,000         3,117,660
       Refunding, 5.00%, 8/01/21                                                                   20,000,000        20,311,400
       Various Purpose, 5.25%, 11/01/17                                                            10,000,000        10,675,600
       Various Purpose, XLCA Insured, 5.00%, 11/01/22                                               4,805,000         4,864,294
    California State Public Works Board Lease Revenue,
       Various Capital Project, Series G-1, 5.25%, 10/01/18                                         5,605,000         5,760,034
       Various Capital Project, Series G-1, 5.25%, 10/01/19                                        10,000,000        10,207,100
       Various Capital Project, Series G-1, 5.00%, 10/01/21                                        15,055,000        14,545,238
(a)    Various Capital Projects, Sub Series I-1, 5.00%, 11/01/18                                    4,000,000         4,025,560
(a)    Various Capital Projects, Sub Series I-1, 5.25%, 11/01/20                                    5,000,000         4,983,350
    California Statewide CDA Revenue, Enloe Medical Center, Series A, California Mortgage
       Insured,
       5.25%, 8/15/19                                                                               1,990,000         2,055,789
       5.375%, 8/15/20                                                                              1,650,000         1,700,127
    Clark County Airport Revenue, System, sub. lien, Series C, FSA Insured, 5.00%,
       7/01/22                                                                                      5,000,000         5,373,850
       7/01/23                                                                                     15,000,000        16,035,450
    El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
       5.00%, 8/01/22                                                                               2,610,000         2,793,535
       5.25%, 8/01/23                                                                               2,860,000         3,101,041
    Los Angeles Department of Water and Power Revenue, Refunding, Series B,
       5.25%, 7/01/24                                                                              17,000,000        18,804,720
    Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B,
       NATL Insured, 4.25%, 7/01/17                                                                 4,000,000         4,149,080
    Los Angeles Municipal Improvement Corp. Lease Revenue,
       Capital Equipment, Refunding, Series A, Assured Guaranty, 5.00%, 4/01/17                     3,215,000         3,559,230
       Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/19                     3,180,000         3,571,013
       Refunding, Assured Guaranty, 5.25%, 4/01/18                                                  2,495,000         2,815,633
    Los Angeles USD, GO,
       Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24                                     6,700,000         7,001,165
       Series A, NATL Insured, 4.25%, 7/01/16                                                       2,500,000         2,616,475
       Series F, 5.00%, 7/01/22                                                                     5,675,000         6,094,666
    Orange County Airport Revenue, 5.00%,
       7/01/20                                                                                      3,465,000         3,828,340
       7/01/21                                                                                      7,545,000         8,240,649
    San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
       5.00%, 4/01/25                                                                               4,000,000         4,107,760
       5.25%, 4/01/26                                                                               2,500,000         2,579,825
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
       Refunding, Series A, 5.65%, 1/15/17                                                          3,000,000         3,026,010
    San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
       8/01/21                                                                                     10,000,000        10,525,600
       8/01/22                                                                                     10,000,000        10,445,600
    Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16                 2,870,000         3,099,772
    Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23         8,000,000         8,455,040
    Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15                                           1,000,000         1,165,700
                                                                                                                ---------------
                                                                                                                    253,974,176
                                                                                                                ---------------
    COLORADO 2.7%
    Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL
       Insured, 4.375%, 9/01/17                                                                    17,000,000        16,029,810
    Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16              3,000,000         3,192,150
    Denver City and County Excise Tax Revenue, Refunding, Series A, FSA Insured, 5.00%,
       9/01/20                                                                                     10,090,000        11,018,987
    E-470 Public Highway Authority Revenue, Series D1, NATL Insured, 5.50%, 9/01/24                 8,000,000         7,825,520
    Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18              4,815,000         4,844,949
                                                                                                                ---------------
                                                                                                                     42,911,416
                                                                                                                ---------------
    FLORIDA 6.3%
    Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/16                          5,915,000         6,417,065

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Citizens Property Insurance Corp. Revenue, Senior Secured, High-Risk Account, Series
       A-1, 6.00%, 6/01/17                                                                      $   5,000,000   $     5,296,500
    Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13                       1,000,000         1,055,310
    Collier County School Board COP, FSA Insured, 5.00%, 2/15/22                                    5,075,000         5,315,048
    Hillsborough County Capacity Assessment Special Assessment Revenue, Series 2006, FGIC
       Insured, 5.00%, 3/01/19                                                                      5,000,000         4,728,300
    Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18              6,500,000         7,025,655
    Marion County Public Improvement Revenue, Refunding, NATL Insured,
       4.20%, 12/01/12                                                                              1,400,000         1,481,032
       4.30%, 12/01/13                                                                              1,800,000         1,900,404
    Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23                 12,115,000        12,713,481
    Orange County School Board COP, Series B, FGIC Insured, 5.00%, 8/01/18                          5,150,000         5,423,620
       8/01/19                                                                                      5,985,000         6,228,589
    Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14       5,000,000         5,252,350
    Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21                      6,060,000         6,330,034
    Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, FSA
       Insured, 5.00%,
       10/01/22                                                                                     9,490,000        10,025,141
       10/01/24                                                                                    10,455,000        10,992,073
    South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
       Group, 5.00%, 8/15/19                                                                        5,000,000         5,180,600
    Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/15             1,000,000         1,092,310
       Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16                                        3,400,000         3,652,212
                                                                                                                ---------------
                                                                                                                    100,109,724
                                                                                                                ---------------
    GEORGIA 1.6%
    Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
       12/01/20                                                                                     1,500,000         1,538,370
       12/01/21                                                                                     1,000,000         1,017,620
    Atlanta Water and Wastewater Revenue, Refunding, Series B, FSA Insured, 5.00%, 11/01/20         8,575,000         9,329,257
       Series B, FSA Insured, 5.00%, 11/01/21                                                       9,230,000         9,924,004
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
       12/01/13                                                                                     1,020,000         1,011,973
    South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16             2,650,000         2,908,560
                                                                                                                ---------------
                                                                                                                     25,729,784
                                                                                                                ---------------
    ILLINOIS 1.7%
    Chicago O'Hare International Airport Revenue, Refunding, Series B, FSA Insured, 5.00%,
       1/01/20                                                                                      7,850,000         8,515,758
    Illinois Finance Authority Revenue, Rush University Medical Certificates Billing Group,
       Series A, 6.75%, 11/01/24                                                                    5,000,000         5,490,700
    Southwestern Illinois Development Authority Revenue, Local Government Program,
       Edwardsville Community, FSA Insured, 5.00%, 12/01/19                                        11,005,000        12,059,059
                                                                                                                ---------------
                                                                                                                     26,065,517
                                                                                                                ---------------
    KENTUCKY 0.2%
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
       Regional Health Center Facility, Refunding and Improvement,
       5.70%, 10/01/10                                                                              1,000,000           998,230
       5.75%, 10/01/11                                                                              1,500,000         1,489,380
    Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22             1,000,000         1,098,930
                                                                                                                ---------------
                                                                                                                      3,586,540
                                                                                                                ---------------
    LOUISIANA 3.2%
    Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured
       Guaranty, 5.00%, 12/01/21                                                                   15,000,000        16,446,000
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC
       Insured, 5.00%, 6/01/19                                                                     20,000,000        20,287,800
    New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured
       Guaranty, 6.00%, 1/01/23                                                                     2,000,000         2,216,760
    New Orleans GO, Radian Insured, 5.00%, 12/01/25                                                 7,915,000         7,786,619

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13              $   4,000,000   $     4,028,320
                                                                                                                ---------------
                                                                                                                     50,765,499
                                                                                                                ---------------
    MARYLAND 0.8%
    Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
       Refunding, CIFG Insured, 5.00%,
       6/01/19                                                                                      1,445,000         1,443,916
       6/01/20                                                                                      1,000,000           989,540
    Maryland State Health and Higher Educational Facilities Authority Revenue,
       Peninsula Regional Medical Center, 5.00%, 7/01/18                                            1,600,000         1,713,664
       Peninsula Regional Medical Center, 5.00%, 7/01/19                                            1,430,000         1,519,589
       Peninsula Regional Medical Center, 5.00%, 7/01/20                                            1,000,000         1,053,170
       Washington County Hospital, 5.25%, 1/01/22                                                   1,000,000           972,090
       Washington County Hospital, 5.25%, 1/01/23                                                   1,250,000         1,207,513
       Western Maryland Health, Refunding, Series A, NATL Insured, 5.00%, 1/01/19                   3,020,000         3,234,541
                                                                                                                ---------------
                                                                                                                     12,134,023
                                                                                                                ---------------
    MASSACHUSETTS 0.9%
    Massachusetts Educational Financing Authority Education Loan Revenue, Series H, Assured
       Guaranty, 6.125%, 1/01/22                                                                    7,500,000         7,889,625
    Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
       Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29                   3,000,000         3,000,000
    Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup,
       Series B-2, NATL Insured, 5.375%, 2/01/26                                                    1,720,000         1,731,111
    Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
       10/01/12                                                                                     1,105,000         1,107,078
                                                                                                                ---------------
                                                                                                                     13,727,814
                                                                                                                ---------------
    MICHIGAN 7.8%
    Detroit GO,
       Series A-1, NATL Insured, 5.00%, 4/01/19                                                     5,000,000         4,304,350
       Series B, FSA Insured, 5.00%, 4/01/18                                                        2,635,000         2,659,005
       Series B, FSA Insured, 5.00%, 4/01/19                                                        2,515,000         2,518,873
    Michigan Municipal Bond Authority Revenue,
       Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%,
          12/01/17                                                                                  1,000,000           987,050
       Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%,
          12/01/18                                                                                  1,000,000           962,240
       School District City of Detroit, FSA Insured, 5.00%, 6/01/17                                10,000,000        10,749,000
    Michigan State GO, Refunding, Series A, 5.25%, 11/01/22                                        10,000,000        10,765,700
    Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19                                            10,000,000        10,250,700
    Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
    Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34                                   10,000,000        11,204,400
    Michigan State Revenue, Grant Anticipation Bonds, FSA Insured, 5.25%, 9/15/20                   7,500,000         8,184,150
    Michigan State Strategic Fund Limited Obligation Revenue,
       Detroit Edison Co. Exempt Facilities Project, Refunding, Series ET-2, 5.50%, 8/01/29         7,000,000         7,452,410
       Michigan House Republic Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22              4,000,000         4,311,120
       Michigan House Republic Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23              1,000,000         1,073,180
    Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset, Senior
       Series A, 5.25%, 6/01/22                                                                    10,000,000         9,101,100
    Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
       Refunding, 6.25%, 9/01/14                                                                    3,000,000         3,283,410
    Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System,
       Refunding, NATL Insured, 4.25%, 9/01/13                                                      1,245,000         1,342,720
    South Lyon Community Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/16                        3,040,000         3,510,926
       Wayne State University Revenue,
       5.00%, 11/15/19                                                                              5,210,000         5,674,263
       Refunding, Series A, 5.00%, 11/15/18                                                         4,265,000         4,670,474
       Series A, 5.00%, 11/15/20                                                                    5,255,000         5,691,743
    Wayne-Westland Community Schools GO, Refunding,
       4.50%, 5/01/12                                                                               1,035,000         1,112,335
       4.625%, 5/01/13                                                                              1,095,000         1,203,755
       FSA Insured, 5.00%, 5/01/16                                                                  2,825,000         3,124,648
    Western Townships Utilities Authority GO, NATL Insured, Pre-Refunded, 4.75%, 1/01/17            4,290,000         4,304,886
    Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/17                        3,955,000         4,259,654
                                                                                                                ---------------
                                                                                                                    122,702,092
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    MINNESOTA 1.2%
    Chaska ISD No. 112 GO, Refunding, Series A, 5.00%, 2/01/16                                  $   4,000,000   $     4,030,360
    Minneapolis GO, Various Purpose,
       5.00%, 12/01/17                                                                              2,050,000         2,193,397
       Pre-Refunded, 5.00%, 12/01/17                                                                  950,000         1,032,546
    Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
       4.625%, 2/01/17                                                                              1,000,000         1,025,410
    Mounds View ISD No. 621 GO, NATL Insured, 5.00%,
       2/01/14                                                                                      2,340,000         2,516,062
       2/01/15                                                                                      2,425,000         2,607,457
       2/01/16                                                                                      2,460,000         2,645,090
    Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15                            2,215,000         2,347,989
                                                                                                                ---------------
                                                                                                                     18,398,311
                                                                                                                ---------------
    MISSOURI 1.6%
    Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19                               1,675,000         1,604,265
    Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building, NATL
       Insured, 5.00%, 3/01/16                                                                      2,000,000         2,228,260
    Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
       Project, NATL Insured, 5.00%,
       1/01/17                                                                                      1,500,000         1,549,110
       1/01/19                                                                                      1,000,000         1,019,370
    Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
       NATL Insured,
       4.375%, 4/01/12                                                                                335,000           349,010
       4.50%, 4/01/14                                                                                 545,000           564,282
       4.60%, 4/01/15                                                                               1,360,000         1,399,195
       4.70%, 4/01/16                                                                               1,165,000         1,195,150
    Springfield Public Utility Revenue, FGIC Insured, 4.50%, 8/01/21                               15,245,000        15,976,912
                                                                                                                ---------------
                                                                                                                     25,885,554
                                                                                                                ---------------
    NEVADA 1.3%
    Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19              5,000,000         5,331,250
    Clark County Water Reclamation District GO,
       Series A, 5.25%, 7/01/21                                                                     3,435,000         3,700,044
       Series A, 5.25%, 7/01/22                                                                     3,120,000         3,337,932
       Series B, 5.25%, 7/01/21                                                                     3,430,000         3,694,659
       Series B, 5.25%, 7/01/22                                                                     3,615,000         3,867,508
                                                                                                                ---------------
                                                                                                                     19,931,393
                                                                                                                ---------------
    NEW JERSEY 10.2%
    Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
       Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%, 12/01/29        2,625,000         2,625,000
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
       5.90%, 1/01/15                                                                                 755,000           725,555
    New Jersey State COP, Equipment Lease Purchase, Series A,
       5.25%, 6/15/22                                                                              10,000,000        10,607,900
       5.25%, 6/15/23                                                                              17,945,000        19,050,232
       AMBAC Insured, 5.00%, 6/15/17                                                                5,000,000         5,342,100
    New Jersey State Educational Facilities Authority Revenue, Kean University, Refunding,
       Series A, 5.00%, 9/01/21                                                                     6,000,000         6,360,540
    New Jersey State Higher Education Assistance Authority Student Loan Revenue, Series A,
       5.375%, 6/01/24                                                                             15,000,000        15,848,700
    New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
       Refunding, Series A, 5.25%, 12/15/21                                                        10,000,000        10,973,800
       Refunding, Series A, 5.50%, 12/15/22                                                        25,000,000        28,022,250
       Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22                                      11,465,000        12,961,412
       Refunding, Series C, FSA Insured, 4.50%, 12/15/10                                           10,000,000        10,426,600
       Series D, FSA Insured, 5.00%, 6/15/19                                                        5,630,000         5,978,666
    New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
       1/01/20                                                                                     10,000,000        10,881,700
       1/01/21                                                                                     20,000,000        21,525,000
                                                                                                                ---------------
                                                                                                                    161,329,455
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    NEW YORK 10.8%
    Erie County IDA School Facility Revenue,
       Buffalo City School District, Series A, 5.00%, 5/01/22                                   $  14,840,000   $    15,742,717
       City School District Buffalo Project, Series A, FSA Insured, 5.75%, 5/01/22                  5,000,000         5,611,950
    Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14                    1,560,000         1,687,842
    Long Island Power Authority Electric System Revenue, General,
       Refunding, Series A, FGIC Insured, 5.00%, 12/01/19                                           7,000,000         7,550,410
       Series E, FGIC Insured, 5.00%, 12/01/18                                                      8,500,000         9,334,700
    MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%, 7/01/11               2,215,000         2,233,894
    MTA Revenue, Transportation,
       Refunding, Series F, 5.00%, 11/15/15                                                         1,250,000         1,409,237
       Series A, FSA Insured, 5.00%, 11/15/20                                                       5,000,000         5,408,250
       Series C, 5.00%, 11/15/16                                                                    1,150,000         1,298,684
       Series C, 5.75%, 11/15/18                                                                   15,000,000        17,611,650
    New York City GO,
       Refunding, Series C, NATL Insured, 5.875%, 8/01/16                                               5,000             5,184
       Refunding, Series G, 5.00%, 8/01/21                                                          7,000,000         7,510,160
       Refunding, Series H, 5.00%, 8/01/17                                                          4,330,000         4,705,887
       Series C, NATL Insured, Pre-Refunded, 5.875%, 8/01/16                                        1,245,000         1,303,826
       Series D1, 5.00%, 12/01/21                                                                   5,000,000         5,378,200
       Series F, 4.75%, 1/15/16                                                                     3,000,000         3,176,100
       Series H, 5.00%, 8/01/16                                                                     3,000,000         3,297,420
       Series J, Sub Series J-1, FSA Insured, 5.00%, 6/01/20                                       10,000,000        10,750,400
       Series O, 5.00%, 6/01/19                                                                     5,000,000         5,377,100
    New York City Transitional Finance Authority Building Aid
       Revenue, Fiscal 2009,
       Series S-3, 5.00%, 1/15/23                                                                   5,000,000         5,358,850
       Series S-4, 5.00%, 1/15/21                                                                   4,665,000         5,051,589
    New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13                  4,500,000         4,807,170
    New York State Dormitory Authority Revenues,
       Mortgage, St. Barnabas, Series B, FHA Insured, 4.25%, 8/01/14                                2,355,000         2,460,410
       Non-State Supported Debt, School Districts Financing Program, Series A, Assured
          Guaranty, 5.00%, 10/01/24                                                                 5,000,000         5,377,500
       State Supported Debt, Mental Health, Refunding, Series D, NATL Insured, 5.00%, 8/15/17         190,000           190,095
       State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.50%,
          2/15/18                                                                                  10,000,000        11,285,200
       State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.00%,
          2/15/19                                                                                   3,245,000         3,531,631
    New York State Energy Research and Development Authority PCR, New York State Electric
       and Gas Corp. Project, NATL Insured, 4.10%, 3/15/15                                          7,000,000         7,065,380
    New York State Thruway Authority General Revenue, Refunding, Series H, FGIC Insured,
       5.00%, 1/01/22                                                                              10,000,000        10,712,700
    Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured
       Guaranty, 5.375%, 12/15/18                                                                   5,365,000         5,966,899
                                                                                                                ---------------
                                                                                                                    171,201,035
                                                                                                                ---------------
    NORTH CAROLINA 3.3%
    Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
       8/01/15                                                                                        915,000           986,965
       8/01/17                                                                                      1,020,000         1,100,223
       8/01/19                                                                                      1,030,000         1,111,009
    Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16                                        4,000,000         4,229,920
    Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare
       System, Series A, FSA Insured, 5.00%, 1/15/22                                               10,000,000        10,569,200
    North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19                                       15,000,000        16,676,550
       Series C, Assured Guaranty, 6.00%, 1/01/19                                                   2,500,000         2,818,025
       Series D, 6.45%, 1/01/14                                                                     1,000,000         1,014,790
    North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Catawba Electric,
       Refunding, Series A, 5.25%, 1/01/20                                                          4,500,000         4,956,660
    Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23                          1,735,000         1,836,237
    Wake County GO, Public Improvement, Pre-Refunded, 4.50%, 3/01/14                                6,400,000         6,922,624
                                                                                                                ---------------
                                                                                                                     52,222,203
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    OHIO 5.0%
    Akron GO, Various Purpose, Refunding and Improvement, NATL Insured, 4.125%, 12/01/14        $   1,000,000   $     1,058,770
    Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17                                      2,180,000         2,282,961
    American Municipal Power Inc. Revenue, Refunding, 5.25%,
       2/15/20                                                                                      6,000,000         6,528,300
       2/15/21                                                                                     11,500,000        12,387,455
    Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current
       Interest Turbo Term Bond, Series A-2, 5.375%, 6/01/24                                        4,505,000         3,900,384
    Cleveland Municipal School District GO, FSA Insured, 5.00%,
       12/01/14                                                                                     1,915,000         2,171,342
       12/01/15                                                                                     1,510,000         1,676,327
       12/01/16                                                                                     1,400,000         1,536,668
    Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services,
       Refunding,
       5.40%, 7/01/10                                                                                 775,000           774,760
       5.50%, 7/01/11                                                                                 500,000           499,280
    Lake Local School District Wood County GO, NATL Insured,
       5.20%, 12/01/17                                                                                375,000           397,016
       Pre-Refunded, 5.20%, 12/01/17                                                                2,190,000         2,410,599
    Lakewood City School District GO, School Improvement, Refunding, FSA Insured, 4.50%,
       12/01/22                                                                                     2,900,000         3,079,916
    Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14                            1,360,000         1,414,876
    Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
       12/01/15                                                                                     2,670,000         3,087,695
    Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding,
       Series B, 5.25%, 11/15/39                                                                    4,000,000         4,156,880
    Nordonia Hills City School District GO, School Improvement, Refunding, FGIC Insured,
       4.50%, 12/01/21                                                                              2,360,000         2,479,864
    University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%, 1/01/14        2,000,000         2,028,500
    University of Cincinnati General Receipts Revenue, Series C, Assured Guaranty, 5.00%,
       6/01/21                                                                                     11,810,000        12,886,954
       6/01/22                                                                                     11,675,000        12,679,167
    Youngstown GO, AMBAC Insured, 6.125%, 12/01/15                                                  1,275,000         1,380,659
                                                                                                                ---------------
                                                                                                                     78,818,373
                                                                                                                ---------------
    OREGON 1.6%
    Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,
       Refunding, 7.375%, 1/01/23                                                                   2,000,000         2,298,980
    Oregon State Department of Administrative Services COP, Series A, FGIC Insured, 5.00%,
       11/01/19                                                                                     2,340,000         2,582,447
    Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series
       A, 5.00%, 11/15/22                                                                           5,840,000         6,564,569
    Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,
       6/15/18                                                                                      3,135,000         3,526,217
       6/15/19                                                                                      3,290,000         3,665,323
    Salem Water and Sewer Revenue,
       NATL Insured, 4.10%, 6/01/16                                                                 1,035,000         1,075,986
       Refunding, FSA Insured, 4.375%, 6/01/11                                                      2,160,000         2,272,493
       Refunding, FSA Insured, 4.50%, 6/01/12                                                       2,250,000         2,433,667
                                                                                                                ---------------
                                                                                                                     24,419,682
                                                                                                                ---------------
    PENNSYLVANIA 3.7%
    Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical
       Center, Series B, 5.00%, 6/15/18                                                             5,000,000         5,146,850
    Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
       12/01/13                                                                                     5,000,000         5,204,450
    Pennsylvania State Turnpike Commission Turnpike Revenue, Refunding, Series C, Sub Series
       C-1, Assured Guaranty, 6.00%, 6/01/23                                                       10,000,000        11,529,500
    Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22                         20,000,000        21,373,800
    Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22                                 7,065,000         7,456,613
    Philadelphia Water and Wastewater Revenue, Series A,
       5.00%, 1/01/20                                                                               1,210,000         1,288,977
       5.25%, 1/01/21                                                                               3,655,000         3,919,256
       5.25%, 1/01/22                                                                               2,330,000         2,485,807
                                                                                                                ---------------
                                                                                                                     58,405,253
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    SOUTH CAROLINA 0.9%
    Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
       AMBAC Insured, 5.25%, 1/01/10                                                            $    1,000,000   $     1,003,320
    Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured,
       4.00%, 1/01/14                                                                                2,000,000         2,132,380
    Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
       Project, FSA Insured, 5.00%, 12/01/18                                                         5,000,000         5,487,750
    South Carolina Jobs EDA Hospital Revenue, Improvement, Palmetto Health, Refunding,
       5.375%, 8/01/22                                                                               6,000,000         5,883,540
                                                                                                                 ---------------
                                                                                                                      14,506,990
                                                                                                                 ---------------
    TEXAS 4.0%
    Dallas County Utility and Reclamation District GO, Refunding,
       Series A, AMBAC Insured, 5.15%, 2/15/21                                                       3,025,000         3,009,512
       Series B, AMBAC Insured, 5.15%, 2/15/21                                                       8,025,000         7,983,912
    Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%, 10/01/19           10,000,000        10,922,500
    Dallas-Fort Worth International Airport Revenue, Joint, Refunding,
       Series A, 5.00%,
       11/01/23                                                                                      1,500,000         1,576,785
       11/01/24                                                                                      1,000,000         1,046,910
    Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured,
       5.00%, 2/15/22                                                                                4,165,000         4,212,398
    Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
       AMBAC Insured, 5.00%, 9/01/11                                                                 6,000,000         6,321,720
    Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/19          1,000,000         1,029,020
    Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
       11/01/10                                                                                      2,500,000         2,534,025
    Sabine River Authority PCR, Southwestern Electric Co., Refunding, NATL Insured, 4.95%,
       3/01/18                                                                                      15,000,000        14,839,050
    Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
       Refunding and Improvement, Series A, 5.25%,
       11/01/22                                                                                      5,000,000         5,006,150
       11/01/23                                                                                      5,000,000         4,985,100
                                                                                                                 ---------------
                                                                                                                      63,467,082
                                                                                                                 ---------------
    UTAH 0.2%
    Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19                                     2,585,000         2,551,292
                                                                                                                 ---------------
    U.S. TERRITORIES 1.4%
    GUAM 0.2%
    Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
       12/01/18                                                                                      1,540,000         1,627,210
       12/01/19                                                                                      1,025,000         1,075,615
                                                                                                                 ---------------
                                                                                                                       2,702,825
                                                                                                                 ---------------
    PUERTO RICO 1.2%
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
       Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24                                           10,000,000        10,029,400
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured,
       5.00%, 7/01/24                                                                               10,000,000         9,877,400
                                                                                                                 ---------------
                                                                                                                      19,906,800
                                                                                                                 ---------------
    TOTAL U.S. TERRITORIES                                                                                            22,609,625
                                                                                                                 ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,441,748,669)                                      1,489,351,240
                                                                                                                 ---------------
    SHORT TERM INVESTMENTS 4.7%
    MUNICIPAL BONDS 4.7%
    COLORADO 1.0%
(b) Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
       Federation Bond Program,
       Refunding, Series A-8, Daily VRDN and Put, 0.24%, 9/01/35                                     4,000,000         4,000,000
       Refunding, Series D-1, Daily VRDN and Put, 0.24%, 7/01/36                                     4,800,000         4,800,000
       Series A-7, Daily VRDN and Put, 0.24%, 7/01/29                                                2,700,000         2,700,000
       Series A-10, Daily VRDN and Put, 0.23%, 9/01/37                                                 700,000           700,000

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(b) Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put,
       0.24%, 4/01/16                                                                           $    3,100,000   $     3,100,000
                                                                                                                 ---------------
                                                                                                                      15,300,000
                                                                                                                 ---------------
    FLORIDA 0.4%
(b) Florida State Municipal Power Agency Revenue, All Requirements Power Supply,
       Refunding, Series C, Daily VRDN and Put, 0.23%, 10/01/35                                      5,800,000         5,800,000
                                                                                                                 ---------------
    KENTUCKY 0.1%
(b) Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist
       Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.19%, 8/15/38                  2,000,000         2,000,000
                                                                                                                 ---------------
    MARYLAND 0.1%
(b) Maryland State EDC, EDR, U.S. Pharmacopeial, Refunding, Series A, Daily VRDN and Put,
       0.23%, 7/01/38                                                                                  900,000           900,000
                                                                                                                 ---------------
    MASSACHUSETTS 0.9%
(b) Massachusetts State Health and Educational Facilities Authority Revenue, Museum of Fine
       Arts, Series A-2, Daily VRDN and Put, 0.19%, 12/01/37                                        14,700,000        14,700,000
                                                                                                                 ---------------
    MICHIGAN 0.3%
(b) Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put,
       0.24%, 3/01/49                                                                                5,200,000         5,200,000
                                                                                                                 ---------------
    MINNESOTA 0.3%
(b) Minnesota Agricultural and Economic Development Board Revenue, Health Care Facility,
       Essentia, Refunding, Series C-3, Assured Guaranty, Daily VRDN and Put, 0.25%, 2/15/32         5,100,000         5,100,000
                                                                                                                 ---------------
    MISSOURI 0.2%
(b) Missouri State Health and Educational Facilities Authority Educational Facilities
       Revenue, St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.19%,
       10/01/35                                                                                      3,600,000         3,600,000
                                                                                                                 ---------------
    NEW JERSEY 0.5%
(b) New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub Series R-3,
       Daily VRDN and Put, 0.17%, 9/01/31                                                            8,950,000         8,950,000
                                                                                                                 ---------------
    OHIO 0.3%
(b) Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub
       Series B-1, Daily VRDN and Put, 0.19%, 1/01/39                                                4,400,000         4,400,000
                                                                                                                 ---------------
    TEXAS 0.6%
(b) Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health
    Resources, Refunding,
    Series G, Daily VRDN and Put, 0.19%, 11/15/33                                                    2,300,000         2,300,000
    Series D, Daily VRDN and Put, 0.19%, 11/15/19                                                    6,685,000         6,685,000
                                                                                                                 ---------------
                                                                                                                       8,985,000
                                                                                                                 ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $74,935,000)                                                                   74,935,000
                                                                                                                 ---------------
    TOTAL INVESTMENTS (COST $1,516,683,669) 99.1%                                                                  1,564,286,240
    OTHER ASSETS, LESS LIABILITIES 0.9%                                                                               14,756,574
                                                                                                                 ---------------
    NET ASSETS 100.0%                                                                                            $ 1,579,042,814
                                                                                                                 ===============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
CDA     Community Development Authority/Agency
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
EDA     Economic Development Authority
EDC     Economic Development Corp.
EDR     Economic Development Revenue
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GARB    General Airport Revenue Bonds
GO      General Obligation
HDA     Housing Development Authority/Agency
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
IDR     Industrial Development Revenue
ISD     Independent School District
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
PCR     Pollution Control Revenue
RDA     Redevelopment Agency/Authority
SFMR    Single Family Mortgage Revenue
UHSD    Unified/Union High School District
USD     Unified/Union School District
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 75.1%
    ALABAMA 1.3%
    Alabama State University Revenue, General Tuition and Fee,
       Assured Guaranty, 5.00%,
       9/01/14                                                                                  $     665,000   $       744,288
       9/01/15                                                                                        700,000           785,113
       9/01/16                                                                                        730,000           818,038
    East Alabama Health Care Authority Health Care Facilities Revenue,
       Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33                                              1,000,000         1,035,450
       Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36                                              1,000,000           994,380
                                                                                                                ---------------
                                                                                                                      4,377,269
                                                                                                                ---------------
    CALIFORNIA 10.7%
    Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%, 8/01/12            710,000           751,343
    California Health Facilities Financing Authority Revenue, Sutter Health, Series A,
       5.00%, 8/15/12                                                                               1,000,000         1,064,840
    California State Economic Recovery GO, Series A,
       4.00%, 7/01/10                                                                               1,000,000         1,016,940
       5.25%, 7/01/13                                                                                 200,000           221,310
    California State GO, Refunding,
       5.00%, 4/01/15                                                                                 500,000           548,105
       FSA Insured, 5.25%, 2/01/10                                                                    445,000           448,551
    California State Public Works Board Lease Revenue, Various Capital Project, Series G-1,
       5.00%, 10/01/13                                                                             10,685,000        11,316,911
    California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13,
       Refunding, Series A, XLCA Insured, 4.10%, 4/01/28                                            1,500,000         1,526,085
    California Statewide CDA Revenue,
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14                         1,000,000         1,043,270
    Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13                  2,430,000         2,645,517
    Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14                                          375,000           402,765
    Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14                    1,430,000         1,497,625
    Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill
       Project, Series A, FSA Insured, 5.00%, 12/01/13                                              1,000,000         1,123,210
    Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10                          100,000           102,165
    Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1,
       Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15                                        1,000,000         1,125,500
    Pacifica COP, AMBAC Insured, 4.50%, 1/01/13                                                     1,050,000         1,128,288
    Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15                          745,000           815,782
    Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured,
       4.00%, 8/01/10                                                                                 100,000           102,401
    San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15                                          3,000,000         3,292,830
    Santa Clara County Financing Authority Revenue, El Camino,
       Series B, AMBAC Insured, 5.00%,
       2/01/14                                                                                      1,000,000         1,071,980
       2/01/15                                                                                      1,025,000         1,105,011
    Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1,
       Series A, 5.00%, 11/01/15                                                                    1,000,000         1,016,320
    Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002,
       Series C, FSA Insured, zero cpn., 6/01/18                                                      810,000           551,351
    West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14                          780,000           849,779
                                                                                                                ---------------
                                                                                                                     34,767,879
                                                                                                                ---------------
    COLORADO 0.5%
    Regional Transportation District COP, Transit Vehicles, Series A, AMBAC Insured, 5.00%,
       12/01/15                                                                                     1,500,000         1,646,205
                                                                                                                ---------------
    FLORIDA 6.0%
    Citizens Property Insurance Corp. Revenue, Senior Secured, High-Risk Account, Series A-1,
       5.50%, 6/01/17                                                                               5,000,000         5,142,050
       6.00%, 6/01/17                                                                               5,000,000         5,296,500
    Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14        4,000,000         4,229,840
    Miami-Dade County GO, 5.00%, 7/01/12                                                            3,000,000         3,257,340

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty,
       4.00%, 6/01/16                                                                           $   1,580,000   $     1,621,839
                                                                                                                ---------------
                                                                                                                     19,547,569
                                                                                                                ---------------
    GEORGIA 2.1%
    Atlanta Water and Wastewater Revenue, Refunding, Series B, FSA Insured, 4.00%, 11/01/15         6,390,000         6,733,654
                                                                                                                ---------------
    ILLINOIS 4.0%
    Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
       5.00%, 1/01/16                                                                               1,425,000         1,655,209
       5.50%, 1/01/17                                                                               1,000,000         1,200,660
    Illinois State GO, FSA Insured, 5.00%, 9/01/16                                                  9,000,000        10,094,310
                                                                                                                ---------------
                                                                                                                     12,950,179
                                                                                                                ---------------
    INDIANA 0.2%
    Avon Community School Building Corp. Revenue, First Management, AMBAC Insured, 4.25%,
       1/15/11                                                                                        520,000           535,007
                                                                                                                ---------------
    KANSAS 0.5%
    Junction City COP, Radian Insured, 4.00%, 9/01/10                                                 310,000           313,791
    Junction City GO,
       Series DU, FSA Insured, 3.00%, 9/01/10                                                         765,000           775,221
       Water and Sewer, Refunding, Series DV, FSA Insured, 3.00%, 9/01/10                             630,000           638,511
                                                                                                                ---------------
                                                                                                                      1,727,523
                                                                                                                ---------------
    LOUISIANA 0.2%
    Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility
       System Projects, NATL Insured, 4.00%, 12/01/14                                                 500,000           517,160
                                                                                                                ---------------
    MICHIGAN 5.2%
    Charlevoix Public School District GO, School Building and Site,
       FSA Insured, 3.00%,
       5/01/10                                                                                        800,000           808,896
       5/01/11                                                                                        800,000           827,856
    Michigan Municipal Bond Authority Revenue, Local Government, Charter County Wayne,
       Series B, Assured Guaranty, 5.00%, 11/01/13                                                  4,000,000         4,360,960
(a) Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont, Refunding,
       Series W, 5.25%, 8/01/17                                                                     7,000,000         7,267,680
    Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/13                        3,355,000         3,641,349
                                                                                                                ---------------
                                                                                                                     16,906,741
                                                                                                                ---------------
    MINNESOTA 3.5%
    Farmington GO, Improvement, Series B, FSA Insured, 3.50%, 2/01/14                                 455,000           492,719
    Minneapolis Health Care System Revenue, Fairview Health Services, Series A, 5.00%,
       11/15/12                                                                                     1,000,000         1,062,150
    Northern Municipal Power Agency Electric System Revenue,
       Refunding, Series A, Assured Guaranty, 5.00%,
       1/01/12                                                                                      2,000,000         2,132,880
       1/01/15                                                                                      5,000,000         5,569,800
    St. Paul ISD No. 625 GO, Refunding, Series B, 4.50%, 2/01/10                                    2,190,000         2,204,980
                                                                                                                ---------------
                                                                                                                     11,462,529
                                                                                                                ---------------
    MISSISSIPPI 0.5%
    Mississippi Development Bank Special Obligation Revenue,
       Jackson Public School District GO Bond Project, FSA Insured, 5.00%,
       4/01/11                                                                                      1,000,000         1,048,400
       4/01/12                                                                                        500,000           539,400
                                                                                                                ---------------
                                                                                                                      1,587,800
                                                                                                                ---------------
    MISSOURI 1.2%
    Independence School District Lease COP, Series C, FSA Insured, 3.25%, 3/01/14                   4,000,000         4,008,160
                                                                                                                ---------------
    NEBRASKA 1.6%
    University of Nebraska Facilities Corp. Lease Rent Revenue, UNMC Health Professions,
       5.00%, 8/15/13                                                                               4,000,000         4,421,280

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    University of Nebraska Facilities Corp. Revenue, UNMC Research Center, 4.00%,
       2/15/10                                                                                  $     750,000   $       755,588
                                                                                                                ---------------
                                                                                                                      5,176,868
                                                                                                                ---------------
    NEW JERSEY 1.8%
    Essex County Utilities Authority Solid Waste Revenue, Refunding,
       Assured Guaranty, 4.00%,
       4/01/12                                                                                      2,045,000         2,160,052
       4/01/13                                                                                      3,335,000         3,553,075
                                                                                                                ---------------
                                                                                                                      5,713,127
                                                                                                                ---------------
    NEW YORK 12.2%
    Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding, Series A, Radian
       Insured, 4.20%, 10/01/31                                                                     1,320,000         1,324,092
    Buffalo GO, General Improvement, Series A, Assured Guaranty, 5.00%, 2/01/11                     1,110,000         1,155,443
    Erie County Water Authority Water Revenue, Refunding, 4.00%, 12/01/10                           1,000,000         1,036,610
    Ithaca City GO, BAN, Series A, 3.25%, 1/15/10                                                   5,000,000         5,007,450
    Monroe County GO, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/11                         2,135,000         2,242,754
    New York City IDAR, Capital Appreciation, Yankee Stadium, Pilot, Assured Guaranty, zero
       cpn., 3/01/14                                                                                5,335,000         4,619,843
    New York City Trust for Cultural Resources Revenue, Museum of Modern Art, Refunding,
       Series 1A, 5.00%, 10/01/10                                                                    500,000           518,390
    New York Local Government Assistance Corp. Revenue, senior lien, Refunding, Series A,
       5.00%, 4/01/11                                                                                 300,000           317,964
    New York State Dormitory Authority Revenues,
       Kateri Residence, Refunding, 4.00%, 7/01/10                                                    230,000           230,752
       Non-State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
          11/01/11                                                                                  1,000,000         1,037,020
       Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%,
          7/01/13                                                                                     610,000           642,897
       Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13          840,000           869,131
       Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%,
          12/01/15                                                                                    100,000           103,131
       Non-State Supported Debt, School District Financing Program, Series A, FSA Insured,
          5.00%, 10/01/15                                                                           1,000,000         1,134,180
       Non-State Supported Debt, School Districts Financing Program, Series A, Assured
          Guaranty, 2.00%, 10/01/10                                                                 1,990,000         2,015,950
       Non-State Supported Debt, School Districts Financing Program, Series A, Assured
          Guaranty, 3.75%, 10/01/14                                                                 1,380,000         1,474,171
    State Supported Debt, FSA Insure 5.00%, 2/15/15                                                 1,000,000         1,113,420
    New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State
       Park, Refunding, CIFG Insured, 5.00%, 4/01/16                                                  200,000           229,972
    New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15             4,000,000         4,449,800
       State Personal Income Tax, Empire State, Series C-1, 2.80%, 12/15/09                           245,000           245,208
    Poughkeepsie Town GO, Public Improvement, Refunding, FSA Insured, 5.00%, 4/15/15                  250,000           285,653
    Scarsdale Union Free School District GO, Refunding, 3.25%, 12/01/10                               500,000           514,940
    St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University, Series A, 5.00%,
       10/01/16                                                                                     6,000,000         6,684,720
    Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates Library, AMBAC
       Insured, 3.25%, 6/15/12                                                                        300,000           315,840
    Syracuse GO, Public Improvement, Series A, FSA Insured, 3.25%, 6/15/12                            725,000           747,272
    Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%, 11/15/12           1,000,000         1,111,350
    Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A, AMBAC
       Insured, 3.375%, 11/01/10                                                                      300,000           305,454
                                                                                                                ---------------
                                                                                                                     39,733,407
                                                                                                                ---------------
    OHIO 4.9%
    Cleveland Airport System Revenue, Series C, Assured Guaranty, 5.00%, 1/01/16                    5,140,000         5,567,442
    Ohio State Department of Administrative Services COP, Administrative Knowledge System,
       Series A, NATL Insured, 5.25%, 9/01/15                                                       6,205,000         7,038,580
    Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project, CIFG
       Insured, 4.50%, 12/01/11                                                                       210,000           225,343
    Toledo GO, Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14                    2,860,000         2,987,499
                                                                                                                ---------------
                                                                                                                     15,818,864
                                                                                                                ---------------
    PENNSYLVANIA 0.8%
    University of Pittsburgh of the Commonwealth System of Higher Education Revenue,
       University Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39              $   2,500,000   $     2,762,375
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    TENNESSEE 3.1%
    Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%,
       6/01/15                                                                                      9,000,000        10,074,780
                                                                                                                ---------------
    TEXAS 6.3%
    Brock ISD, GO, Capital Appreciation, zero cpn., 8/15/16                                           460,000           379,551
    Dallas Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,
       11/01/14                                                                                     3,235,000         3,627,179
    Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, GO, BP Productions
       North America, Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42                             10,000,000        10,136,500
    Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured,
       5.00%, 2/15/12                                                                                 745,000           784,597
    Harris County MTA Lease Revenue COP, Series A, Assured Guaranty, 5.00%, 11/01/11                2,200,000         2,362,228
    Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
       Improvement, 4.50%, 11/01/10                                                                   395,000           397,441
    San Antonio Water Revenue, System, Series A, FSA Insured, 5.50%, 5/15/13                          500,000           558,065
    Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health,
       Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18                                        2,000,000         2,195,460
                                                                                                                ---------------
                                                                                                                     20,441,021
                                                                                                                ---------------
    WASHINGTON 4.4%
    Energy Northwest Electric Revenue, Project 1, Refunding, Series A, 5.00%, 7/01/11                 375,000           401,115
    Greater Wenatchee Regional Events Center Public Facilities District Revenue, Revenue and
       Special Tax, BAN, Series A, 5.25%, 12/01/11                                                  7,000,000         7,171,220
    King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18           2,290,000         2,384,714
    Snohomish County School District No. 2 Everett GO, Refunding, FGIC Insured, 5.00%,
       12/01/14                                                                                       250,000           288,825
    Washington State GO, Motor Vehicle Tax, Series F, AMBAC Insured, zero cpn., 12/01/09            1,000,000         1,000,000
    Washington State Health Care Facilities Authority Revenue,
       Kadlec Medical Center, Series A, Assured Guaranty, 5.00%, 12/01/10                           1,000,000         1,023,210
       MultiCare Health System, Series A, FSA Insured, 4.00%, 8/15/13                                 250,000           266,910
       MultiCare Health System, Series A, FSA Insured, 4.00%, 8/15/14                                 310,000           329,074
       MultiCare Health System, Series B, FSA Insured, 4.00%, 8/15/13                                 250,000           266,910
       MultiCare Health System, Series B, FSA Insured, 4.00%, 8/15/14                                 600,000           636,918
       MultiCare Health System, Series B, FSA Insured, 4.00%, 8/15/15                                 625,000           657,163
                                                                                                                ---------------
                                                                                                                     14,426,059
                                                                                                                ---------------
    WYOMING 0.2%
    Sweetwater County Improvement Project Powers Board Lease Revenue, NATL Insured,
       5.00%, 12/15/10                                                                                500,000           520,140
                                                                                                                ---------------
    U.S. TERRITORIES 3.9%
    GUAM 0.3%
    Guam Government Limited Obligation Revenue, Section 30, Series A, 5.00%, 12/01/12               1,000,000         1,063,360
                                                                                                                ---------------
    PUERTO RICO 3.6%
    Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.50%, 7/01/15                    5,000,000         5,550,700
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Refunding, Series X, NATL Insured, 5.50%, 7/01/13                                              580,000           618,674
    Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13                   1,000,000         1,077,530
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/11           545,000           536,416
    Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.75%, 8/01/12                  3,000,000         3,035,880
    Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC Insured,
       5.50%, 7/01/35                                                                                 750,000           769,103
                                                                                                                ---------------
                                                                                                                     11,588,303
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                           12,651,663
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $237,651,400)                                         244,085,979
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 26.4%
    MUNICIPAL BONDS 26.4%
    CALIFORNIA 5.0%
(b) California HFAR, MFH III, Series D, Daily VRDN and Put, 0.38%, 2/01/31                      $     600,000   $       600,000
(b) Metropolitan Water District of Southern California Waterworks Revenue, Authorization,
       Series B, Weekly VRDN and Put, 0.25%, 7/01/28                                                  400,000           400,000

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Roseville City School District GO, TRAN, 3.00%, 9/08/10                                         9,000,000         9,125,010
(b) Sacramento County Sanitation District Financing Authority Revenue, sub. lien,
       Sanitation District, Refunding, Series C, Daily VRDN and Put, 0.20%, 12/01/38                1,500,000         1,500,000
(b) Southern California Public Power Authority Power Project Revenue,
       Mead-Adelanto Project, Refunding, Series A, Daily VRDN and
          Put, 0.20%, 7/01/20                                                                       2,400,000         2,400,000
       Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.20%, 7/01/20                2,300,000         2,300,000
                                                                                                                ---------------
                                                                                                                     16,325,010
                                                                                                                ---------------
    COLORADO 3.6%
(b) Colorado Educational and Cultural Facilities Authority Revenue,
       National Jewish Federation Bond Program,
       Daily VRDN and Put, 0.24%, 2/01/35                                                           2,500,000         2,500,000
       Refunding, Series A-8, Daily VRDN and Put, 0.24%, 9/01/35                                    2,730,000         2,730,000
       Refunding, Series D-1, Daily VRDN and Put, 0.24%, 7/01/36                                    2,200,000         2,200,000
       Series A-7, Daily VRDN and Put, 0.24%, 7/01/29                                                 500,000           500,000
       Series A-10, Daily VRDN and Put, 0.23%, 9/01/37                                              2,845,000         2,845,000
       Series A-11, Daily VRDN and Put, 0.24%, 8/01/27                                                825,000           825,000
                                                                                                                ---------------
                                                                                                                     11,600,000
                                                                                                                ---------------
    FLORIDA 1.2%
(b) Florida State Municipal Power Agency Revenue, All Requirements Power Supply, Refunding,
       Series C, Daily VRDN and Put, 0.23%, 10/01/35                                                3,300,000         3,300,000
(b) Jacksonville Health Facilities Authority Hosiptal Revenue, Baptist Medical Center,
       Daily VRDN and Put, 0.22%, 8/15/34                                                             500,000           500,000
                                                                                                                ---------------
                                                                                                                      3,800,000
                                                                                                                ---------------
    KENTUCKY 1.0%
(b) Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust, Series
       A, Daily VRDN and Put, 0.19%, 2/01/32                                                        1,630,000         1,630,000
(b) Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding, Series
       A, Daily VRDN and Put, 0.19%, 4/01/37                                                          600,000           600,000
(b) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.19%, 9/01/34                       1,000,000         1,000,000
                                                                                                                ---------------
                                                                                                                      3,230,000
                                                                                                                ---------------
    LOUISIANA 2.0%
(b) Louisiana Public Facilities Authority Hospital Revenue, Franciscan, Refunding, Series D,
       Daily VRDN and Put, 0.24%, 7/01/28                                                           1,900,000         1,900,000
(b) Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
       First Stage, ACES, Refunding, Daily VRDN and Put, 0.19%, 9/01/17                             4,800,000         4,800,000
                                                                                                                ---------------
                                                                                                                      6,700,000
                                                                                                                ---------------
    MASSACHUSETTS 2.4%
(b) Massachusetts State Health and Educational Facilities Authority Revenue,
       Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.21 %, 12/01/37                        2,100,000         2,100,000
       Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.19%, 12/01/37                           900,000           900,000
       Stonehill College, Series K, Daily VRDN and Put, 0.21%, 7/01/37                                800,000           800,000
       Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.19%, 8/15/34                  3,900,000         3,900,000
                                                                                                                ---------------
                                                                                                                      7,700,000
                                                                                                                ---------------
    MICHIGAN 0.8%
(b) Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put,
       0.24%, 3/01/49                                                                               2,400,000         2,400,000
(b) Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University
       of Detroit, Refunding, Daily VRDN and Put, 0.24%, 11/01/36                                     100,000           100,000
                                                                                                                ---------------
                                                                                                                      2,500,000
                                                                                                                ---------------
    MISSOURI 2.1%
(b) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
       Foundation, Refunding, Series A, Daily VRDN and Put, 0.19%, 12/01/37                     $   1,000,000   $     1,000,000
(b) Missouri State Health and Educational Facilities Authority
       Educational Facilities Revenue, St. Louis University,
       Refunding, Series A-1, Daily VRDN and Put, 0.19%, 10/01/35                                   1,700,000         1,700,000
       Refunding, Series B-1, Daily VRDN and Put, 0.19%, 10/01/35                                   1,015,000         1,015,000

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Series A, Daily VRDN and Put, 0.19%, 10/01/16                                                3,000,000         3,000,000
                                                                                                                ---------------
                                                                                                                      6,715,000
                                                                                                                ---------------
    NEW HAMPSHIRE 2.0%
(b) New Hampshire Health and Education Facilities Authority
       Revenue, Dartmouth College, Refunding,
       Series A, Daily VRDN and Put, 0.20%, 6/01/31                                                 3,800,000         3,800,000
       Series B, Daily VRDN and Put, 0.20%, 6/01/41                                                 2,900,000         2,900,000
                                                                                                                ---------------
                                                                                                                      6,700,000
                                                                                                                ---------------
    NEW JERSEY 0.9%
(b) New Jersey EDA School Revenue, School Facilities Construction, Series R,
       Sub Series R-3, Daily VRDN and Put, 0.17%, 9/01/31                                           2,850,000         2,850,000
                                                                                                                ---------------
    NEW YORK 0.7%
(b) New York City GO, Series E, Sub Series E-2, Daily VRDN and Put, 0.21%, 8/01/20                  2,300,000         2,300,000
                                                                                                                ---------------
    NORTH CAROLINA 1.2%
(b) Charlotte COP, Central Yard Project, Series A, Weekly VRDN and Put, 0.30%, 3/01/25              1,500,000         1,500,000
(b) Charlotte-Mecklenburg Hospital Authority Health Care System
       Revenue, Carolinas HealthCare System, Refunding,
       Series B, Daily VRDN and Put, 0.18%, 1/15/26                                                   500,000           500,000
       Series C, Daily VRDN and Put, 0.22%, 1/15/26                                                 1,400,000         1,400,000
(b) North Carolina Medical Care Commission Health Care Facilities Revenue, Cleveland County
       Health, Daily VRDN and Put, 0.23%, 1/01/33                                                     400,000           400,000
                                                                                                                ---------------
                                                                                                                      3,800,000
                                                                                                                ---------------
    OHIO 1.9%
(b) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series B, Daily VRDN and
       Put,  0.19%, 10/01/31                                                                        2,000,000         2,000,000
(b) Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group,
       Series B, Sub Series B-1, Daily VRDN and Put, 0.19%, 1/01/39                                 4,200,000         4,200,000
                                                                                                                ---------------
                                                                                                                      6,200,000
                                                                                                                ---------------
    PENNSYLVANIA 0.8%
(b) Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A,
    Daily VRDN and Put, 0.22%, 5/15/35                                                              2,700,000         2,700,000
                                                                                                                ---------------
    TEXAS 0.8%
(b) Tarrant County Cultural Education Facilities Finance Corp.
       Revenue, Texas Health Resources, Refunding,
       Series C, Daily VRDN and Put, 0.22%, 11/15/33                                                  560,000           560,000
       Series D, Daily VRDN and Put, 0.19%, 11/15/19                                                2,000,000         2,000,000
                                                                                                                ---------------
                                                                                                                      2,560,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $85,657,705)                                                                  85,680,010
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $323,309,105) 101.5%                                                                    329,765,989
    OTHER ASSETS, LESS LIABILITIES (1.5)%                                                                            (4,930,494)
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   324,835,495
                                                                                                                ===============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ACES    Adjustable Convertible Exempt Security
AMBAC   American Municipal Bond Assurance Corp.
BAN     Bond Anticipation Note
BHAC    Berkshire Hathaway Assurance Corp.
CDA     Community Development Authority/Agency
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
CRDA    Community Redevelopment Authority/Agency
EDA     Economic Development Authority
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GO      General Obligation
HFAR    Housing Finance Authority Revenue
ID      Improvement District
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
ISD     Independent School District
MFH     Multi-Family Housing
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCR     Pollution Control Revenue
PFA     Public Financing Authority
RDA     Redevelopment Agency/Authority
TRAN    Tax and Revenue Anticipation Note
USD     Unified/Union School District
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 99.1%
    FLORIDA 92.8%
    Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare
       Project,
       Refunding, Series D-1, 6.50%, 12/01/19                                                   $   1,215,000   $     1,333,730
       Refunding, Series D-1, 6.75%, 12/01/22                                                       1,000,000         1,083,330
       Series D-2, 6.75%, 12/01/30                                                                  5,000,000         5,369,100
    Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21                                  2,000,000         2,045,020
    Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First
       Inc. Project, NATL Insured, 5.00%, 4/01/26                                                   5,000,000         4,608,000
    Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc.
       Project, 7.00%, 4/01/39                                                                      2,000,000         2,155,880
    Brevard County School Board COP,
       Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11                                           4,415,000         4,647,626
       Series A, AMBAC Insured, 5.00%, 7/01/26                                                     10,675,000        10,707,879
    Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova
       Southeastern University, Refunding, Series B, 5.60%, 4/01/29                                 3,180,000         3,014,449
    Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
       5.50%, 8/15/20                                                                               9,360,000         9,175,327
    Broward County HFA,
       MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34                        3,000,000         2,707,950
       MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33                               1,980,000         1,898,503
       MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39                                5,730,000         5,401,041
       MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29                                  990,000           918,908
       MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39                                 1,980,000         1,738,559
       SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29                                     245,000            64,803
    Broward County HFAR, Series D, 7.375%, 6/01/21                                                     65,000            65,347
    Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26                         21,500,000        21,852,385
    Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34                       2,200,000         2,276,802
    Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28                         3,500,000         3,282,265
    Celebration CDD, Special Assessment, Series A, NATL Insured, 5.50%, 5/01/18                     1,225,000         1,225,551
    Citizens Property Insurance Corp. Revenue, Senior Secured, High-Risk Account, Series A-1,
       6.00%, 6/01/17                                                                               5,000,000         5,296,500
    Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23       8,530,000         8,405,803
    Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
       6.50%, 10/01/25                                                                              2,225,000         2,225,534
    Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39                                   2,000,000         2,026,380
    Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30                      5,000,000         5,004,200
    Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
       NATL Insured, 5.80%, 5/01/16                                                                 5,980,000         6,061,986
    Dade County Aviation Revenue, Miami International Airport, Series C, FSA Insured, 5.125%,
       10/01/27                                                                                     9,550,000         9,555,921
    Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%, 11/15/32        3,250,000         3,071,868
    Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, NATL Insured,
       5.60%, 7/01/17                                                                               1,000,000           933,150
       5.70%, 7/01/27                                                                               2,000,000         1,741,080
    Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%,
       7/01/35                                                                                     10,000,000        10,014,500
    Enterprise CDD, Water and Sewer Revenue, NATL Insured, 5.50%, 5/01/26                           3,000,000         3,028,770
    Escambia County Health Facilities Authority Health Facility Revenue,
       Baptist Hospital and Baptist Manor, 5.125%, 10/01/19                                         8,750,000         8,406,475
       Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20                 1,030,000         1,062,579
    Escambia County HFA, SFMR, Multi-County Program, Refunding, Series A, NATL Insured,
       6.40%, 10/01/30                                                                                225,000           225,871
    Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc.
       Project, Refunding, NATL Insured, 5.00%, 6/01/31                                             6,580,000         5,975,364
    Florida HFAR,
       Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17                                  1,305,000         1,306,605
       Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37                                 5,000,000         5,000,250
       Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37                               2,000,000         2,001,380
    Florida HFC Revenue,
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19                           1,245,000         1,265,132
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38                          4,965,000         4,990,222
       Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, zero cpn., 7/01/30          1,805,000           442,712
       Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32                              3,425,000         3,454,832

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Deferred Interest, Homeowner Mortgage, Series 1, NATL Insured, zero cpn., 7/01/17        $     960,000   $       638,794
       Deferred Interest, Homeowner Mortgage, Series 2, NATL Insured, zero cpn., 1/01/29           10,100,000         3,314,416
       Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22                                    1,080,000         1,081,091
       Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38                                  4,975,000         5,318,325
       Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40                          3,000,000         3,044,280
    Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
       5.00%, 2/01/21                                                                               1,355,000         1,374,309
    Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
       Program, FGIC Insured, 5.50%, 10/01/23                                                       7,000,000         7,072,030
    Florida State Board of Education Capital Outlay GO, Public Education,
       Refunding, Series D, 5.75%, 6/01/22                                                         25,900,000        26,628,049
       Refunding, Series D, 6.00%, 6/01/23                                                         15,000,000        18,584,700
       Refunding, Series G, FGIC Insured, 5.00%, 6/01/31                                            5,000,000         5,107,550
       Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29                                         3,000,000         3,111,750
    Florida State Board of Education GO,
       Series A, 5.50%, 6/01/38                                                                    10,000,000        10,630,700
       Series F, NATL Insured, 5.00%, 6/01/28                                                      14,405,000        14,832,540
    Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%, 7/01/20        6,000,000         6,344,820
    Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, Pre-
       Refunded, 5.75%, 7/01/25                                                                     3,400,000         3,541,236
    Florida State Department of Environmental Protection Preservation Revenue, Florida
       Forever, Series A, NATL Insured, 5.00%, 7/01/21                                              4,000,000         4,142,000
    Florida State Mid-Bay Bridge Authority Revenue,
       Exchangeable, Refunding, Series D, 6.10%, 10/01/22                                          13,455,000        12,332,718
       Exchangeable, Series A, 5.95%, 10/01/13                                                      3,115,000         3,131,665
       Exchangeable, Series D, ETM, 6.10%, 10/01/22                                                 3,545,000         4,376,622
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25                                   9,845,000         5,197,077
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26                                   2,500,000         1,250,025
       Series A, ETM, 6.875%, 10/01/22                                                              6,000,000         7,977,960
    Florida State Municipal Power Agency Revenue,
       All Requirements Power Supply Project, Series A, 5.00%, 10/01/31                             6,000,000         6,072,180
       All Requirements Power Supply Project, Series A, 6.25%, 10/01/31                             2,000,000         2,287,340
       Stanton II Project, Refunding, AMBAC Insured, 5.00%, 10/01/26                                5,000,000         5,091,950
       Stanton Project, Refunding, 5.50%, 10/01/19                                                  1,000,000         1,133,020
    Florida State Turnpike Authority Turnpike Revenue, Department of Transportation,
       Refunding, Series A, 5.00%, 7/01/35                                                          5,000,000         5,072,950
       Series B, 5.00%, 7/01/30                                                                     3,455,000         3,487,719
    Fort Lauderdale Water and Sewer Revenue,
       5.00%, 9/01/35                                                                              24,090,000        24,381,248
       NATL Insured, 5.00%, 9/01/31                                                                 8,315,000         8,519,965
    Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%,
       9/01/32                                                                                      1,500,000         1,654,215
    Fort Pierce Utilities Authority Revenue,
       AMBAC Insured, 5.00%, 10/01/27                                                               7,000,000         7,116,340
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20                           3,090,000         1,852,795
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21                           2,585,000         1,461,481
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22                           3,090,000         1,662,698
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23                           3,060,000         1,568,893
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24                           2,560,000         1,245,210
    Halifax Hospital Medical Center Hospital Revenue,
       Refunding and Improvement, Series A, 5.00%, 6/01/38                                         11,395,000        10,030,905
       Series B-1, FSA Insured, 5.50%, 6/01/38                                                     10,000,000        10,000,000
    Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35                                 18,000,000        16,864,740
    Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured,
       5.30%, 12/20/18                                                                              1,195,000         1,211,563
    Highlands County Health Facilities Authority Revenue, Adventist Health Systems, Series
       A, Pre-Refunded, 6.00%, 11/15/31                                                            16,000,000        17,628,800
    Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
       5.125%, 3/01/20                                                                              1,000,000           987,000
    Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
       10/01/33                                                                                     5,465,000         5,554,353
       10/01/38                                                                                     6,725,000         6,753,110
    Hillsborough County IDA, PCR, Tampa Electric Co. Project,
       Refunding, 5.50%, 10/01/23                                                                  16,000,000        16,177,920
       Series A, 5.65%, 5/15/18                                                                     6,500,000         7,025,655

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
       10/01/28                                                                                 $   7,000,000   $     6,861,680
    Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured,
       5.00%, 7/01/29                                                                              10,000,000        10,159,900
    Jacksonville Capital Improvement Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25                                          3,460,000         3,518,093
       Series A, AMBAC Insured, 5.00%, 10/01/30                                                    10,000,000        10,109,600
    Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
       5.00%, 10/01/32                                                                             17,250,000        17,320,897
    Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23                                  5,000,000         5,108,250
    Jacksonville Transportation Revenue, NATL Insured,
       5.25%, 10/01/29                                                                             17,955,000        18,215,886
       5.00%, 10/01/31                                                                             25,000,000        25,289,750
    Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15                          5,000,000         5,072,350
    Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30                           5,000,000         4,955,700
    Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14             5,770,000         5,216,426
    Lakeland Hospital System Revenue, Lakeland Regional Health System, Pre-Refunded,
       5.75%, 11/15/27                                                                              6,925,000         7,946,022
       5.50%, 11/15/32                                                                             12,070,000        13,762,093
    Lee County Airport Revenue,
       Refunding, FSA Insured, 5.00%, 10/01/33                                                      5,000,000         5,047,450
       Series A, FSA Insured, 6.00%, 10/01/32                                                      11,405,000        11,464,534
    Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32             4,150,000         3,775,878
    Marion County Utility System Revenue,
       FGIC Insured, 5.00%, 12/01/31                                                                5,000,000         5,084,700
       Series A, NATL Insured, 5.00%, 12/01/28                                                      5,000,000         5,136,450
    Melbourne Water and Sewer Revenue,
       Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26                                 1,500,000           734,325
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/22                 1,785,000           895,535
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/26                 4,500,000         1,736,325
       FGIC Insured, Pre-Refunded, 5.25%, 10/01/30                                                  6,000,000         6,292,260
    Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30                              7,000,000         7,022,610
    Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39                      4,000,000         3,866,200
(a) Miami Special Obligation Revenue, 5.625%, 1/01/39                                              15,000,000        14,903,550
    Miami-Dade County Aviation Revenue, Miami International Airport,
       Hub of  the Americas, Refunding, FGIC Insured, 5.375%, 10/01/27                              5,000,000         5,000,250
       Hub of  the Americas, Refunding, FGIC Insured, 5.375%, 10/01/32                              5,000,000         4,799,700
       Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37                     10,000,000         8,672,000
       Refunding, Series A, 5.50%, 10/01/36                                                         5,000,000         5,044,950
    Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
       Pre-Refunded, 5.75%, 4/01/29                                                                10,000,000        10,277,200
    Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33           5,000,000         5,363,250
    Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
       5.25%, 10/01/19                                                                                430,000           430,658
       5.40%, 10/01/33                                                                              1,500,000         1,355,010
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL
       Insured, 5.00%, 6/01/35                                                                     17,000,000        16,028,450
    Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34                           5,000,000         5,132,400
    Miami-Dade County Special Obligation Revenue,
       Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35                         5,000,000         4,712,150
       Sub Series B, NATL Insured, zero cpn., 10/01/36                                              5,635,000           779,715
       Sub Series C, NATL Insured, zero cpn., 10/01/28                                              8,305,000         2,295,668
       sub. lien, Refunding, Series A, NATL Insured, zero cpn., 10/01/25                           22,365,000         7,830,210
    North Broward Hospital District Revenue, Improvement, Pre-Refunded, 6.00%, 1/15/31             25,530,000        27,381,436
    Okaloosa County Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 7/01/36                10,000,000        10,060,800
    Orange County Health Facilities Authority Revenue,
       Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20                                 3,000,000         3,193,680
       Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24                                  5,500,000         6,194,980
       Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30                                 10,750,000        11,456,812
       Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32                      15,000,000        16,769,550
       Hospital, Orlando Regional Healthcare, Series B, 5.125%, 11/15/39                            5,000,000         4,585,750
       Hospital, Orlando Regional Healthcare, Series B, FSA Insured, 5.00%, 12/01/32                5,000,000         4,840,700
       Hospital, Orlando Regional Healthcare, Series C, 5.25%, 10/01/35                             4,000,000         3,799,080
       Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29                            6,000,000         6,882,840
       Orlando Regional Healthcare System, Refunding, Series E, 6.00%, 10/01/26                    11,750,000        11,890,295
    Orange County HFA Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26                     265,000           265,167

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Orange County School Board COP, Series A,
       Assured Guaranty, 5.50%, 8/01/34                                                         $  10,000,000   $    10,832,900
       NATL Insured, 5.00%, 8/01/27                                                                12,000,000        12,178,200
    Orange County Tourist Development Tax Revenue, Refunding, XLCA Insured, 5.00%, 10/01/31        12,970,000        13,028,624
    Orlando Tourist Development Tax Revenue, Senior 6th Cent Contract Payments, Series A,
      Assured Guaranty, 5.25%, 11/01/38                                                            16,740,000        16,542,803
    Orlando-Orange County Expressway Authority Revenue,
       junior lien, FGIC Insured, 5.00%, 7/01/28                                                    8,000,000         8,027,280
       senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18                                               265,000           342,391
       Series B, AMBAC Insured, 5.00%, 7/01/35                                                      6,135,000         6,064,938
    Osceola County IDAR, Community Provider Pooled Loan Program,
       Series A, FSA Insured, 7.75%, 7/01/10                                                           34,000            34,009
       Series C, FSA Insured, 7.60%, 7/01/10                                                          145,000           145,038
    Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24                                  10,000,000        10,037,100
    Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32                  10,000,000        10,041,100
    Palm Beach County HFA MFR, Housing Winsor Park Apartments Project, Series A, 5.90%,
       6/01/38                                                                                        975,000           929,848
    Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29                      3,650,000         3,385,229
    Palm Beach County IDR, South Florida Fair Project, NATL Insured, 5.50%, 6/01/31                 5,000,000         5,005,250
    Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33                                    1,000,000         1,029,710
    Palm Beach County School Board COP, Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22        5,000,000         5,236,950
    Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25         5,000,000         5,541,150
    Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40                                      5,000,000         5,100,850
    Panama City Beach Utility Revenue,
       Assured Guaranty, 5.00%, 6/01/39                                                             5,000,000         4,984,700
       Refunding, AMBAC Insured, 5.00%, 6/01/27                                                     4,450,000         4,485,422
       Refunding, AMBAC Insured, 5.00%, 6/01/32                                                     2,795,000         2,787,509
    Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
       5.00%, 11/15/30                                                                             11,500,000        11,523,000
    Pinellas County HFA, SFHR, Multi-County, Series B-1, zero cpn., 9/01/31                           205,000            47,988
    Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21             2,350,000         2,499,272
    Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26                             4,000,000         4,048,600
    Port Everglades Authority Port Improvement Revenue, Capital Appreciation, ETM, zero cpn.,
       9/01/10                                                                                      8,595,000         8,542,141
    Port St. Lucie Utility Revenue, System,
       Capital Appreciation, NATL Insured, Pre-Refunded, zero cpn., 9/01/29                        20,000,000         6,868,600
       Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32                  5,000,000         1,397,300
       Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33                  5,000,000         1,251,850
       Refunding, Assured Guaranty, 5.25%, 9/01/35                                                  2,000,000         2,070,720
       Refunding, Series A, NATL Insured, 5.00%, 9/01/30                                           11,580,000        11,631,763
       Refunding, Series A, NATL Insured, 5.00%, 9/01/31                                            3,305,000         3,283,088
    Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured,
       zero cpn.,
       11/01/12                                                                                     1,780,000         1,672,559
       11/01/15                                                                                     2,180,000         1,794,423
    South Broward Hospital District Revenue,
       Pre-Refunded, 5.60%, 5/01/27                                                                 5,000,000         5,576,200
       Pre-Refunded, 5.625%, 5/01/32                                                               16,250,000        18,132,237
       South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36                   7,000,000         6,878,760
    South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31                    12,050,000        12,244,246
    St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
       6/01/22                                                                                      4,000,000         2,103,960
       6/01/23                                                                                      4,255,000         2,105,757
       6/01/24                                                                                      1,500,000           697,620
       6/01/25                                                                                      2,130,000           927,274
    St. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%,
       10/01/32                                                                                    10,000,000        10,280,400
    St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36                              3,180,000         3,244,141
    Sumter County Capital Improvement Revenue, AMBAC Insured, 5.00%, 6/01/30                        3,520,000         3,497,683
    Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22                     2,550,000         2,748,033
    Tallahassee Energy System Revenue, NATL Insured, 5.00%, 10/01/35                                1,000,000         1,013,040
    Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22                                         2,490,000         2,569,854
    Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39                    1,585,000         1,570,323
    Tampa Bay Water Utility System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/29                                                 15,000,000        16,384,650
       Series B, FGIC Insured, 5.00%, 10/01/31                                                     10,000,000        10,060,000

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL
       Insured,
       6.00%, 10/01/15                                                                          $   1,000,000   $     1,058,050
       6.05%, 10/01/20                                                                              1,715,000         1,865,783
       6.10%, 10/01/26                                                                              2,695,000         3,023,655
    Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16         1,205,000         1,431,106
    Viera East CDD Special Assessment,
       Refunding, 7.00%, 5/01/26                                                                    6,255,000         5,419,207
       Series B, ETM, 6.75%, 5/01/14                                                                3,670,000         4,049,368
    Village Center CDD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25               10,000,000         9,673,800
    Volusia County Educational Facility Authority Revenue, Educational Facilities,
       Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22                 2,000,000         2,008,440
       Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29                               5,000,000         5,022,700
    West Lake CDD, Special Assessment Revenue, NATL Insured, 5.75%, 5/01/17                         1,570,000         1,495,299
    West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22                              10,850,000        11,000,815
    West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%,
       3/01/35                                                                                      1,000,000           853,510
    Winter Park Water and Sewer Revenue, Improvement, Refunding, 5.00%, 12/01/34                    2,000,000         2,029,860
                                                                                                                ---------------
                                                                                                                  1,206,841,517
                                                                                                                ---------------
    U.S. TERRITORIES 6.3%
    PUERTO RICO 5.6%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44                                                                               2,100,000         2,150,736
    Puerto Rico Commonwealth GO, Public Improvement,
       Refunding, Series B, 6.00%, 7/01/39                                                         15,000,000        15,064,200
       Series A, 5.00%, 7/01/25                                                                     5,000,000         4,694,500
       Series A, 5.00%, 7/01/29                                                                    10,000,000         9,246,700
       Series A, 5.00%, 7/01/33                                                                     6,360,000         5,737,483
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, NATL Insured, 5.00%, 7/01/38                                              560,000           509,393
       Refunding, Series K, 5.00%, 7/01/30                                                          5,000,000         4,618,750
       Series B, Pre-Refunded, 6.00%, 7/01/39                                                       5,000,000         5,207,400
       Series G, 5.00%, 7/01/33                                                                     1,680,000         1,528,531
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26                     5,900,000         5,964,192
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33                                                         1,210,000         1,176,084
       Series D, Pre-Refunded, 5.375%, 7/01/33                                                      3,790,000         4,200,646
       Series I, 5.00%, 7/01/36                                                                     5,000,000         4,424,050
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first subordinate, Series A,
       6.00%, 8/01/42                                                                               8,000,000         8,211,520
                                                                                                                ---------------
                                                                                                                     72,734,185
                                                                                                                ---------------
    VIRGIN ISLANDS 0.7%
    Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33           10,000,000         9,289,600
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                           82,023,785
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,252,399,054)                                     1,288,865,302
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 1.0%
    MUNICIPAL BONDS 1.0%
    FLORIDA 0.9%
(b) Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova
       Southeastern University, Refunding, Series C, Daily VRDN & Put, 0.19%, 4/01/24               2,400,000         2,400,000
(b) Florida State Municipal Power Agency Revenue, All Requirements Power Supply, Refunding,
       Series C, Daily VRDN and Put, 0.23%, 10/01/35                                                2,900,000         2,900,000
(b) Jacksonville Health Facilities Authority Hospital Revenue, Series A, Daily VRDN and Put,
       0.19%, 8/15/33                                                                               6,230,000         6,230,000
                                                                                                                ---------------
                                                                                                                     11,530,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.1%
    PUERTO RICO 0.1%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                          1,095,000         1,095,000
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    TOTAL SHORT TERM INVESTMENTS (COST $12,625,000)                                                             $    12,625,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,265,024,054) 100.1%                                                                1,301,490,302
    OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                              (837,709)
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 1,300,652,593
                                                                                                                ===============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
CDD     Community Development District
COP     Certificate of Participation
CRDA    Community Redevelopment Authority/Agency
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFA     Housing Finance Authority/Agency
HFAR    Housing Finance Authority Revenue
HFC     Housing Finance Corp.
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
IDR     Industrial Development Revenue
MFHR    Multi-Family Housing Revenue
MFMR    Multi-Family Mortgage Revenue
MFR     Multi-Family Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCR     Pollution Control Revenue
PFAR    Public Financing Authority Revenue
SFHR    Single Family Housing Revenue
SFMR    Single Family Mortgage Revenue
VHA     Volunteer Hospital of America
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 98.9%
    GEORGIA 95.7%
    Athens-Clarke County Unified Government Water and Sewer Revenue,
       5.625%, 1/01/33                                                                          $  10,000,000   $    10,963,200
       5.50%, 1/01/38                                                                               5,000,000         5,376,800
    Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
       Refunding, Series C, FSA Insured, 5.00%, 1/01/33                                             5,000,000         4,972,700
       Series J, FSA Insured, 5.00%, 1/01/34                                                        5,000,000         4,937,750
    Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
       5.50%, 1/01/26                                                                               5,000,000         5,070,250
       5.60%, 1/01/30                                                                               5,000,000         5,070,650
    Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project,
       5.00%, 7/01/32                                                                               3,000,000         2,942,940
    Atlanta Development Authority Revenue,
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26                2,555,000         2,535,378
       Yamacraw Design Center Project, Series A, NATL Insured, Pre-Refunded, 5.125%, 1/01/23        4,150,000         4,512,793
    Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23                                        2,000,000         2,209,500
    Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility
       Project, FSA Insured, 5.00%, 12/01/26                                                        1,140,000         1,222,604
    Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%,
       12/01/23                                                                                     1,000,000           991,070
    Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
       6.00%, 5/20/17                                                                                 790,000           792,141
       6.125%, 5/20/27                                                                              1,560,000         1,564,742
    Atlanta Water and Wastewater Revenue,
       Refunding, Series A, 6.00%, 11/01/28                                                         5,055,000         5,293,040
       Refunding, Series A, NATL Insured, 5.00%, 11/01/33                                           8,000,000         7,420,960
       Series A, FSA Insured, 5.50%, 11/01/27                                                       5,000,000         5,464,100
    Augusta Water and Sewer Revenue,
       FSA Insured, 5.25%, 10/01/39                                                                 3,000,000         3,097,770
       Refunding, FSA Insured, 5.00%, 10/01/32                                                      5,000,000         5,062,750
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
       5.25%, 12/01/22                                                                              2,500,000         2,174,975
       5.375%, 12/01/28                                                                             2,000,000         1,636,020
    Bartow County Development Authority PCR, Georgia Power Co., First Series, 5.10%, 6/01/23        5,000,000         5,125,700
    Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC
       Real Estate Foundation II LLC Project, 5.00%, 7/01/33                                        3,500,000         3,391,500
    Bulloch County Development Authority Lease Revenue, Georgia Southern University, XLCA
       Insured, 5.00%, 8/01/27                                                                      5,000,000         5,114,300
    Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
       Series B, 5.50%, 1/01/33                                                                     5,000,000         5,201,300
       Series E, 7.00%, 1/01/23                                                                     5,000,000         5,871,800
    Carroll City-County Hospital Authority Revenue Anticipation Certificates, Tanner Medical
       Center Inc. Project, Assured Guaranty, 5.00%, 7/01/38                                        5,000,000         4,696,350
    Cherokee County GO, 5.00%, 4/01/26                                                              1,000,000         1,101,710
    Cherokee County Water and Sewer Authority Revenue,
       NATL Insured, 6.90%, 8/01/18                                                                    10,000            10,005
       Series 2006, FSA Insured, 5.00%, 8/01/35                                                     3,000,000         3,104,250
    Clayton County Development Authority Revenue, Refunding, Series A, NATL Insured, 5.00%,
       8/01/23                                                                                      2,310,000         2,469,298
    Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23                 930,000           930,437
    Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation
       Inc. Project, NATL Insured, 5.00%, 7/15/29                                                   2,000,000         2,029,520
    Cobb County Development Authority University Facilities Revenue, Kennesaw State
       University, Sub Series D, NATL Insured, 5.00%, 7/15/29                                       5,000,000         4,578,850
    College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded, 5.75%,
       9/01/26                                                                                      2,000,000         2,118,080
    Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24                            1,130,000         1,207,190
    Columbus Water and Sewer Revenue, FSA Insured, 5.00%, 5/01/29                                   2,500,000         2,609,875
    Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
       5.25%, 9/01/30                                                                               1,750,000         1,778,070
       5.50%, 9/01/37                                                                               5,000,000         5,160,600
    Decatur County School Building Authority Revenue, High School Project, FSA Insured,
       5.00%, 10/01/32                                                                              1,500,000         1,548,930
    DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
       Judicial Facility Project, 5.00%, 12/01/29                                                   2,000,000         2,104,520

  Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    DeKalb County School District COP, Georgia School Boards Assn. Inc., AMBAC Insured,
       5.00%, 12/01/27                                                                          $   4,285,000   $     4,544,200
    DeKalb County Water and Sewer Revenue, Refunding, Series B, FSA Insured, 5.00%, 10/01/35        7,000,000         7,469,350
    DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia
       Gwinnett College Student Centre LLC Project, 5.50%, 7/01/34                                  3,000,000         2,875,170
(a) DeKalb Private Hospital Authority Revenue Anticipation Certificates, Children's
       Healthcare, Refunding, 5.25%, 11/15/39                                                       5,000,000         4,913,300
    Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, 5.00%,
       6/01/29                                                                                      3,410,000         3,536,784
       6/01/32                                                                                      2,000,000         2,082,380
    East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
       5.00%, 2/01/34                                                                               5,480,000         4,263,495
    Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26                 3,000,000         3,087,690
    Fayette County School District GO, zero cpn. to 9/01/10,
       4.75% thereafter, 3/01/21                                                                    1,355,000         1,366,951
       4.95% thereafter, 3/01/25                                                                    1,000,000         1,004,910
    Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19                                                 1,500,000         1,543,185
    Forsyth County Water and Sewerage Authority Revenue, FSA Insured, 5.00%, 4/01/32                5,000,000         5,201,750
    Fulton County Development Authority Revenue,
       Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31                                   3,000,000         3,073,740
       Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30                    5,000,000         5,194,050
       Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/27                                      1,060,000         1,168,809
       Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/28                                      1,200,000         1,312,776
       Molecular Science Building Project, NATL Insured, 5.00%, 5/01/25                             2,240,000         2,346,288
       Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27                         5,000,000         5,248,450
       Piedmont Healthcare, Refunding, Series A, 5.25%, 6/15/37                                     5,000,000         4,879,050
       Tech Facilities Project, Refunding, Series A, 5.00%, 6/01/34                                 4,000,000         4,109,560
    Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30                             2,500,000         2,563,800
    Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
       Northeast Health System Inc. Project, Pre-Refunded, 5.50%, 5/15/31                           2,500,000         2,667,550
    Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
       12/01/26                                                                                     2,000,000         2,012,020
    Georgia Municipal Electric Authority Power Revenue, Series W,
       6.60%, 1/01/18                                                                                 955,000         1,113,931
       ETM, 6.60%, 1/01/18                                                                             45,000            52,610
    Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured,
       5.00%, 6/01/24                                                                               1,000,000         1,004,840
    Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer
       Housing Corp. Project, Series A, 6.00%, 6/01/24                                              2,550,000         2,246,142
    Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, NATL Insured,
       5.00%, 12/01/25                                                                              2,600,000         2,614,690
    Georgia State GO, Series B, 5.00%, 7/01/28                                                      3,225,000         3,540,599
    Georgia State HFAR,
       MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27                     1,000,000         1,000,900
       SFM, Series A, 5.375%, 6/01/39                                                               1,950,000         1,988,708
       SFM, Series C, 5.00%, 12/01/27                                                               1,000,000           972,250
    Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I
       LLC Project,
       6.00%, 6/15/34                                                                               5,000,000         5,405,050
       Assured Guaranty, 5.625%, 6/15/38                                                            3,000,000         3,143,760
    Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast
    Georgia Health, Series A, 5.625%, 8/01/34                                                       5,000,000         5,083,500
    Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
       NATL Insured, 5.25%, 1/01/24                                                                 2,000,000         2,241,800
       NATL Insured, Pre-Refunded, 5.00%, 1/01/24                                                   8,500,000         9,741,425
       Refunding, NATL Insured, 5.25%, 1/01/22                                                      3,000,000         3,383,970
    Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
       System Inc. Project,
       Series B, NATL Insured, Pre-Refunded, 5.30%, 9/01/27                                         3,750,000         4,197,525
       Series D, FSA Insured, 5.50%, 7/01/37                                                        4,000,000         3,966,160
    Gwinnett County School District GO, 5.00%,
       2/01/32                                                                                      5,000,000         5,362,950
       2/01/36                                                                                      5,815,000         6,145,641
    Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25                 2,795,000         3,125,732
    Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured,
    5.00%, 12/01/27                                                                                 2,015,000         1,945,442

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Habersham County School District GO, NATL Insured, 5.00%, 4/01/28                           $   2,750,000   $     2,877,215
    Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
       AMBAC Insured, 6.00%, 7/01/29                                                                5,000,000         5,085,450
    Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
       10/01/23                                                                                     3,300,000         4,093,287
    Jackson County School District GO, NATL Insured, 5.00%, 3/01/25                                 3,000,000         3,185,670
    LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38                      4,000,000         4,087,560
    Lincoln County School District GO, 5.50%, 4/01/37                                               2,200,000         2,360,732
    Macon-Bibb Country Hospital Authority Revenue, Revenue Anticipation Certificates, Medical
       Center of Georgia, 5.00%, 8/01/35                                                            5,000,000         4,845,100
    Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/27                      5,000,000         4,655,550
(a) Marietta GO, Park and Recreation Facilities, Series D, 5.00%, 1/01/30                           1,500,000         1,601,535
    Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
       Healthcare System,
       Assured Guaranty, 6.375%, 8/01/29                                                            4,000,000         4,563,560
       NATL Insured, 5.50%, 8/01/25                                                                 6,000,000         6,026,880
    Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture,
       Refunding, Series B, FSA Insured, 5.00%, 7/01/37                                            10,000,000        10,356,700
    Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project,
       Refunding, Series A, 6.80%, 1/01/12                                                          1,500,000         1,620,240
    Municipal Electric Authority Revenue,
       General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26                  5,000,000         5,456,400
       Project 1, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25                                 2,315,000         2,377,111
    Newton County Hospital Authority Revenue, Newton Health System Project 1999, AMBAC
       Insured, Pre-Refunded, 6.10%, 2/01/24                                                        4,500,000         4,587,480
    Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG
       Insured, 5.00%, 6/01/24                                                                      3,150,000         3,273,795
    Paulding County GO, Courthouse, FGIC Insured, 5.00%, 2/01/32                                    4,000,000         4,200,960
    Paulding County School District GO, 5.00%, 2/01/33                                              4,000,000         4,108,720
    Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State
       University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34                            3,000,000         2,991,600
    Private Colleges and Universities Authority Revenue,
       Emory University, Refunding, 5.00%, 9/01/35                                                 15,000,000        15,549,450
       Emory University, Refunding, Series C, 5.25%, 9/01/39                                        5,000,000         5,337,600
       Mercer University Project, Refunding, Series A, 5.375%, 10/01/29                             2,000,000         1,808,760
    Richmond County Development Authority Educational Facilities Revenue, Augusta State
       University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29                     1,000,000         1,022,410
    Richmond County Development Authority Solid Waste Disposal Revenue, International Paper
       Co. Project, 5.80%, 12/01/20                                                                 1,500,000         1,479,645
    Rockdale County Water and Sewer Authority Revenue, FSA Insured, 5.00%, 7/01/29                  4,000,000         4,230,880
    Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%,
       12/01/30                                                                                     1,500,000         1,502,310
    South Fulton Municipal Regional Water and Sewer Authority Water Revenue, NATL Insured,
       Pre-Refunded, 5.00%, 1/01/33                                                                 3,500,000         3,931,200
    Suwanee GO, NATL Insured, Pre-Refunded, 5.25%, 1/01/32                                          3,000,000         3,286,290
    Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26             1,000,000         1,023,890
    Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia
       Medical Center Project,
       5.00%, 10/01/33                                                                              2,000,000         1,800,280
       AMBAC Insured, 5.25%, 10/01/27                                                               3,000,000         2,979,180
    Walton County Water and Sewer Authority Revenue,
       Hard Labor Creek Project, FSA Insured, 5.00%, 2/01/33                                        5,000,000         5,148,200
       Oconee, Hard Creek Resources Project, FSA Insured, 5.00%, 2/01/38                            3,845,000         3,972,231
       Refunding and Improvement, NATL Insured, 6.00%, 2/01/21                                        750,000           750,405
    Ware County Hospital Authority Revenue, Anticipation Certificates, NATL Insured, 5.25%,
       3/01/25                                                                                      3,000,000         2,863,440
                                                                                                                ---------------
                                                                                                                    427,249,017
                                                                                                                ---------------
    U.S. TERRITORIES 3.2%
    PUERTO RICO 3.2%
    Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39            5,000,000         5,021,400
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series L, NATL Insured, 5.25%, 7/01/35                                           10,000,000         9,233,600
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                           14,255,000
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $430,400,309)                                     $   441,504,017
                                                                                                                ---------------
    SHORT TERM INVESTMENTS (COST $3,800,000) 0.9%
    MUNICIPAL BONDS 0.9%
    U.S. TERRITORIES 0.9%
    PUERTO RICO 0.9%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                          3,800,000         3,800,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $434,200,308) 99.8%                                                                     445,304,017
    OTHER ASSETS, LESS LIABILITIES 0.2%                                                                                 965,752
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   446,269,769
                                                                                                                ===============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
EDA     Economic Development Authority
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFAR    Housing Finance Authority Revenue
IDAR    Industrial Development Authority Revenue
MF      Multi-Family
MFHR    Multi-Family Housing Revenue
NATL    National Public Financial Guarantee Corp.
PCR     Pollution Control Revenue
PFAR    Public Financing Authority Revenue
SFM     Single Family Mortgage
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 95.7%
    ALABAMA 0.5%
    Camden IDB Exempt Facilities Revenue, Weyerhaeuser,
       Series A, Pre-Refunded, 6.125%, 12/01/24                                                 $   3,000,000   $     3,505,500
       Series B, Pre-Refunded, 6.375%, 12/01/24                                                     1,750,000         2,014,180
    Courtland IDBR, Environmental Improvement Revenue, International Paper Co. Refunding,
       Series B, 6.25%, 8/01/25                                                                     2,500,000         2,482,500
(a) Cullman County Health Care Authority GO, Refunding, 7.00%, 2/01/36                              7,500,000         7,314,750
    Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, Pre-
       Refunded, 7.75%, 7/01/21                                                                     8,970,000         9,278,299
    Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board
       Project, Refunding, Series B, 6.10%, 5/15/30                                                 5,800,000         5,514,176
    Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects,
       Series A, 9.25%, 3/01/33                                                                     5,500,000         6,700,815
                                                                                                                ---------------
                                                                                                                     36,810,220
                                                                                                                ---------------
    ALASKA 0.1%
    Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
       Regional Power,
       5.70%, 1/01/12                                                                               1,080,000         1,080,011
       5.80%, 1/01/18                                                                               1,495,000         1,471,304
       5.875%, 1/01/32                                                                              5,730,000         5,080,619
                                                                                                                ---------------
                                                                                                                      7,631,934
                                                                                                                ---------------
    ARIZONA 4.8%
    Apache County IDA,
       IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26                 16,500,000        16,509,900
       PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28                 53,150,000        53,165,945
       PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33                33,800,000        33,605,650
    Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health
       Network, Pre-Refunded, 6.375%, 12/01/37                                                      2,500,000         2,914,850
    Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625%,
       7/01/20                                                                                      3,940,000         4,123,565
    Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
       12/01/32                                                                                    14,500,000        13,237,340
    Coconino County PCC Revenue, Tucson Electric Power Navajo, Refunding, Series A, 7.125%,
       10/01/32                                                                                    21,125,000        21,152,251
    Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, FGIC Insured, 5.00%, 7/01/36        10,000,000         9,403,600
    Maricopa County IDA Health Facility Revenue,
       Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26                                7,500,000         7,611,600
       Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16           4,875,000         4,899,082
    Maricopa County PCC, PCR,
       El Paso Electric Co. Project, Series A, 7.25%, 4/01/40                                      20,000,000        22,603,200
       Public Service Co. of Colorado, Refunding, Series A, 5.75%, 11/01/22                        14,300,000        14,312,727
(a) Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38                   15,000,000        15,034,650
    Navajo County Pollution Control Corp. Revenue, Mandatory Put 6/01/16, Series D, 5.75%,
       6/01/34                                                                                     10,750,000        11,174,302
    Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A, 5.00%, 7/01/38         15,000,000        14,775,000
    Pima County IDAR,
       Industrial Development, Tucson Electric Power, Series A, 6.375%, 9/01/29                    35,000,000        35,687,050
       Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25                                 10,140,000         9,987,799
    Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37                                 10,000,000         8,142,900
    University Medical Center Corp. Hospital Revenue,
       6.00%, 7/01/24                                                                                 250,000           268,240
       6.25%, 7/01/29                                                                               1,000,000         1,065,940
       5.00%, 7/01/35                                                                              10,175,000         9,146,104
       6.50%, 7/01/39                                                                               1,500,000         1,586,415
    Yuma County IDA Water and Sewer Exempt Facility Revenue, Water and Sewer, Refunding,
       Series A, 6.375%, 12/01/37                                                                  15,500,000        12,805,015
                                                                                                                ---------------
                                                                                                                    323,213,125
                                                                                                                ---------------
    ARKANSAS 0.3%
    Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch
       Corp. Projects, Series A, 7.75%, 8/01/25                                                     3,800,000         3,843,662

   Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13                       $   2,400,000   $     2,624,184
    Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
       11/01/26                                                                                    10,000,000         9,585,600
    Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12                     3,150,000         3,193,281
                                                                                                                ---------------
                                                                                                                     19,246,727
                                                                                                                ---------------
    CALIFORNIA 17.8%
    ABAG 1915 Act Special Assessment, Windemere Ranch AD, 1999-1, Pre-Refunded, 6.375%,
       9/02/32                                                                                      9,735,000        10,938,149
    Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38                5,200,000         4,212,416
    Anaheim PFAR, Refunding, Series A-2, FGIC Insured, 4.75%, 9/01/29                              24,000,000        22,989,360
    Azusa Special Tax, Esrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37                    5,465,000         3,285,175
    Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series
       F, 5.00%, 4/01/31                                                                           28,200,000        28,672,068
    Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
       5.35%, 9/01/36                                                                               3,680,000         2,799,192
    Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23                 3,970,000         4,827,441
    Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31                                  5,780,000         6,469,959
    California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed, Alameda
       County, 5.875%, 6/01/35                                                                      3,700,000         3,131,236
    California Health Facilities Financing Authority Revenue,
       Children's Hospital of Orange County, Series A, 6.50%, 11/01/24                              5,000,000         5,465,750
       Children's Hospital of Orange County, Series A, 6.50%, 11/01/38                              8,000,000         8,423,280
       Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24              2,295,000         2,222,226
       Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29              2,220,000         2,085,845
       Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33              3,130,000         2,784,636
    California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31                                       20,000,000        16,848,000
    California Infrastructure and Economic Development Bank Revenue,
       Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
          7/01/33                                                                                  67,115,000        78,734,620
       Department of Social Services Administration Building, AMBAC Insured, 5.00%,
          12/01/30                                                                                 10,300,000        10,756,908
       Department of Social Services Administration Building, AMBAC Insured, 5.00%,
          12/01/35                                                                                  5,000,000         5,087,800
(a) California Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%,
       11/01/39                                                                                     5,000,000         5,002,650
    California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project,
       6.875%, 11/01/27                                                                            10,000,000        10,029,200
    California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21                     25,000,000        26,465,000
    California State GO,
       Refunding, 5.25%, 4/01/30                                                                       50,000            49,873
       Refunding, 5.25%, 4/01/32                                                                       40,000            38,720
       Various Purpose, 6.00%, 4/01/38                                                             20,000,000        20,312,000
       Various Purpose, Refunding, 5.00%, 6/01/31                                                  22,000,000        20,338,340
    California Statewide CDA Revenue,
       Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32                                13,090,000        16,130,807
       Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31                                  2,900,000         3,131,043
       Monterey Institute International, 5.50%, 7/01/31                                            13,240,000        14,079,151
       Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32                                         6,230,000         6,614,827
       St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47                             5,000,000         5,101,450
       St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47                             10,000,000        10,006,400
       Sutter Health, Refunding, Series A, 5.00%, 11/15/43                                         25,000,000        23,052,250
       Thomas Jefferson School of Law, Series A, 7.25%, 10/01/38                                   11,730,000        11,842,256
    California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37               10,000,000         8,208,300
    Chabot-Las Positas Community College District GO, Capital Appreciation Bonds,
       Series C, AMBAC Insured, zero cpn.,
       8/01/33                                                                                     21,015,000         4,380,997
       8/01/34                                                                                     10,000,000         1,931,200
       8/01/43                                                                                     31,515,000         3,243,839
       8/01/45                                                                                     34,035,000         2,987,592
    Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36                             2,215,000         1,556,215
    Chula Vista CFD Special Tax,
       No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34                                         3,050,000         2,552,179
       No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36                                           2,600,000         1,710,748
       No. 99-1, Otay Ranch Spa One, Pre-Refunded, 6.10%, 9/01/31                                   4,890,000         5,187,556
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20                    7,720,000         8,076,896
    El Dorado County CFD Special Tax, Community Facilities District No. 2001-1, Promontory
       Specific Plan, 6.30%, 9/01/31                                                                3,500,000         3,134,880

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Emeryville RDA, MFHR, Emery Bay Apartments II,
       Series A, Pre-Refunded, 5.85%, 10/01/28                                                  $  12,290,000   $    12,775,824
       sub. lien, Series C, Pre-Refunded, 7.875%, 10/01/28                                          1,735,000         1,829,731
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
       5.85%, 1/15/23                                                                              35,000,000        35,050,750
       zero cpn., 1/15/22                                                                          49,115,000        22,520,210
       zero cpn., 1/15/31                                                                           4,000,000           916,680
       zero cpn., 1/15/34                                                                           4,500,000           815,355
       zero cpn., 1/15/36                                                                           4,000,000           637,000
    Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32                                3,500,000         3,304,490
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Senior Series A-1, 5.75%, 6/01/47                                             10,000,000         7,202,500
       Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42                                     10,000,000        12,189,200
       Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45                                 30,750,000        25,259,587
       Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45                                           13,250,000        10,884,212
    Jurupa Community Services District Special Tax, CFD No. 29, Series A, 8.625%, 9/01/39           1,100,000         1,133,880
    Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
       7.00%, 9/02/30                                                                               7,560,000         7,501,712
    Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34                          5,000,000         4,094,700
    Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36                            6,595,000         4,736,133
    Los Angeles MFR, Refunding,
       Series J-1B, 7.125%, 1/01/24                                                                   110,000            99,289
       Series J-1C, 7.125%, 1/01/24                                                                   455,000           410,697
       Series J-2B, 8.50%, 1/01/24                                                                    575,000           518,081
(b)    Series J-2C, 8.50%, 1/01/24                                                                  2,100,000         1,892,121
    Los Angeles Regional Airports Improvement Corp. Lease Revenue,
(c)    Facilities Lease, United Air Lines Inc., Los Angeles International Airport,
          Refunding, 6.875%, 11/15/12                                                               9,500,000         9,551,490
       Facilities Sublease, Delta Air Lines Inc., Los Angeles International Airport,
          Refunding, 6.35%, 11/01/25                                                               12,000,000        10,366,800
    Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/30        7,530,000         7,770,583
    M-S-R Energy Authority Gas Revenue,
       Series B, 6.125%, 11/01/29                                                                  30,505,000        30,695,351
       Series B, 7.00%, 11/01/34                                                                   20,000,000        21,826,800
       Series C, 6.50%, 11/01/39                                                                   20,000,000        20,479,600
    Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30                                  4,000,000         3,769,640
       Poway USD Special Tax,
       CFD No. 10, Area A, 6.10%, 9/01/31                                                           1,995,000         1,848,627
       CFD No. 11, Area A, 5.375%, 9/01/28                                                          2,965,000         2,504,091
       CFD No. 11, Area A, 5.375%, 9/01/34                                                          2,235,000         1,844,389
       CFD No. 14, Del Sur, 5.25%, 9/01/36                                                          7,500,000         5,702,475
    Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35                                        7,315,000         5,235,711
    Romoland School District Special Tax, CFD 1,
       Improvement Area 1, 5.35%, 9/01/28                                                           7,015,000         5,822,380
       Improvement Area 1, 5.40%, 9/01/36                                                           6,175,000         4,756,047
       Improvement Area 2, 5.35%, 9/01/38                                                           7,900,000         5,438,597
    Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25                                      1,550,000         1,313,160
    San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
       5.00%, 4/01/29                                                                              10,000,000         9,889,400
    San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
       7/01/10                                                                                      4,500,000         4,474,890
       7/01/12                                                                                      4,500,000         4,245,615
       7/01/13                                                                                      4,250,000         3,863,887
       7/01/14                                                                                      2,250,000         1,950,052
    San Francisco Uptown Parking Corp. Parking Revenue, Union Square, NATL Insured, 6.00%,
       7/01/31                                                                                      8,920,000         9,281,974
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16                                   22,500,000        22,753,575
       Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17                                   20,000,000        20,173,400
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23                                   20,000,000        19,566,600
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24                                   20,000,000        19,415,800
       junior lien, ETM, zero cpn., 1/01/10                                                        15,000,000        14,992,050
       junior lien, ETM, zero cpn., 1/01/12                                                        30,100,000        29,458,268
       junior lien, ETM, zero cpn., 1/01/24                                                        52,700,000        29,845,064
       junior lien, ETM, zero cpn., 1/01/25                                                        45,200,000        24,331,612
       junior lien, ETM, zero cpn., 1/01/26                                                       131,900,000        67,080,383

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          junior lien, ETM, zero cpn., 1/01/27                                                  $ 139,100,000   $    66,149,005
          senior lien, 5.00%, 1/01/33                                                              26,930,000        23,863,481
       Santa Clara County GO, 5.00%, 8/01/34                                                       25,000,000        25,712,500
       Saugus USD Special Tax, 6.00%, 9/01/33                                                       3,150,000         2,882,376
       Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36        2,000,000         1,513,480
       South Bayside Waste management Authority Solid Waste Enterprise Revenue, Shoreway
          Environmental, Series A, 6.00%, 9/01/36                                                   7,740,000         7,922,587
       Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%,
          9/02/33                                                                                   6,000,000         5,614,800
       Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
          6.75%, 9/01/29                                                                           15,905,000        16,072,321
          7.00%, 9/01/38                                                                           12,175,000        12,353,364
       Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%, 9/01/32         4,100,000         4,790,768
       Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36                 20,000,000        16,713,200
       Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%,
          9/01/34                                                                                   6,520,000         5,862,914
       West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33                        3,000,000         3,331,080
                                                                                                                ---------------
                                                                                                                  1,201,700,769
                                                                                                                ---------------
       COLORADO 4.0%
       Arkansas River Power Authority Power Revenue, Improvement, 6.00%, 10/01/40                  10,000,000         9,792,800
       Colorado Health Facilities Authority Revenue, Hospital, Refunding, Series C, FSA
          Insured, 5.25%, 3/01/40                                                                  20,000,000        19,818,600
       Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13                              370,000           413,079
       Denver City and County Special Facilities Airport Revenue, United Airlines Project,
          Refunding, Series A, 5.25%, 10/01/32                                                     27,365,000        18,442,642
       Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA Insured,
          5.00%,
          12/01/30                                                                                 15,000,000        12,442,200
          12/01/35                                                                                 15,000,000        12,114,900
       Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%,
          12/01/33                                                                                  4,000,000         4,873,200
       E-470 Public Highway Authority Revenue, Capital Appreciation,
          Refunding, Series B, NATL Insured, zero cpn., 9/01/37                                    15,720,000         2,163,386
          Refunding, Series B, NATL Insured, zero cpn., 9/01/38                                    20,000,000         2,468,200
          Refunding, Series B, NATL Insured, zero cpn., 9/01/39                                    30,000,000         3,430,800
          Series A, NATL Insured, zero cpn., 9/01/28                                               15,000,000         4,343,400
          Series B, NATL Insured, zero cpn., 9/01/29                                               10,000,000         2,646,000
          Series B, NATL Insured, zero cpn., 9/01/30                                               17,300,000         4,158,055
          Series B, NATL Insured, zero cpn., 9/01/31                                               10,000,000         2,243,200
       Eagle County Airport Terminal Corp. Revenue, Series A,
          7.00%, 5/01/21                                                                              665,000           559,983
          7.125%, 5/01/31                                                                           1,215,000           941,880
       Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
          6.95%, 8/01/19                                                                           41,200,000        40,346,336
       Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29                          2,660,000         2,888,255
       McKay Landing Metropolitan District No. 002 GO,
          Limited Tax, Pre-Refunded, 7.50%, 12/01/19                                                2,545,000         2,699,914
          Subordinate Limited Tax, Series A, Pre-Refunded, 7.50%, 12/01/34                          2,000,000         2,132,460
       Public Authority for Colorado Energy Natural Gas Purchase Revenue,
          6.125%, 11/15/23                                                                          2,465,000         2,526,576
          6.25%, 11/15/28                                                                          12,500,000        12,765,000
          6.50%, 11/15/38                                                                          90,100,000        94,210,362
       Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation,
          Pre-Refunded, 7.35%, 12/01/19                                                             2,740,000         2,845,654
       Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
          12/01/28                                                                                  7,640,000         6,812,665
(b, d) Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31          3,000,000         2,967,900
                                                                                                                ---------------
                                                                                                                    271,047,447
                                                                                                                ---------------
       CONNECTICUT 1.4%
       Connecticut State Development Authority PCR,
          Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28                         53,825,000        54,761,555
          Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28                  12,500,000        12,549,750
       Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic
          Co. Project, 6.15%, 4/01/35                                                               3,000,000         3,000,450

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Connecticut State Health and Educational Facilities Authority Revenue,
       Sacred Heart University, Series C, 6.50%, 7/01/16                                        $     310,000   $       310,338
       St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20                                     5,650,000         5,023,698
    Connecticut State HFAR, Housing Mortgage Finance Program, Refunding, Series C-1, 6.30%,
       11/15/17                                                                                    16,060,000        16,082,002
                                                                                                                ---------------
                                                                                                                     91,727,793
                                                                                                                ---------------
    DISTRICT OF COLUMBIA 1.6%
    District of Columbia Ballpark Revenue, Series B-1, FGIC Insured, 5.00%, 2/01/35                18,000,000        15,974,640
    District of Columbia Hospital Revenue, Children's Hospital Obligation Group, Assured
       Guaranty, 5.25%, 7/15/38                                                                    11,000,000        10,760,310
    District of Columbia Revenue,
       Gains-Georgetown University, Capital Appreciation, AMBAC
       Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36                                    27,105,000        15,136,245
       Methodist Home Issue, 6.00%, 1/01/29                                                         4,750,000         3,754,163
    District of Columbia Tobacco Settlement FICO Revenue,
       Asset-Backed Bonds, Refunding, 6.50%, 5/15/33                                               22,000,000        21,230,660
       Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46                     175,000,000         5,594,750
       Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46                      66,000,000         2,110,020
    Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital
       Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50%
          thereafter, 10/01/41                                                                     50,000,000        34,108,500
                                                                                                                ---------------
                                                                                                                    108,669,288
                                                                                                                ---------------
    FLORIDA 6.6%
    Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34                               4,700,000         2,788,322
    Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
       6.00%, 5/01/16                                                                              18,545,000        19,694,605
       6.20%, 5/01/22                                                                              23,590,000        25,481,682
    Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc.
       Project, 7.00%, 4/01/39                                                                      6,500,000         7,006,610
    Brighton Lakes CDD Special Assessment, Series B, Pre-Refunded, 7.625%, 5/01/31                  2,985,000         3,099,057
    Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31                        1,315,000         1,207,499
    Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31                      2,165,000         2,037,850
    Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20                         2,180,000         1,642,063
    Citizens Property Insurance Corp. Revenue, Senior Secured, High-Risk Account, Series A-1,
       6.00%, 6/01/17                                                                              25,000,000        26,482,500
    Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
       8/15/32                                                                                     10,550,000        10,344,275
    East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36                                   1,425,000         1,004,212
    Escambia County Environmental Improvement Revenue, International Paper Co. Projects,
       Series A, 9.50%, 3/01/33                                                                     7,975,000         9,855,345
    Fleming Plantation CDD Special Assessment, Series B, Pre-Refunded, 7.375%, 5/01/31              9,900,000        10,283,031
    Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series
       D, 6.00%, 6/01/23                                                                            5,000,000         6,194,900
    Groves CDD Special Assessment Revenue, Series A, Pre-Refunded, 7.75%, 5/01/32                   1,675,000         1,739,856
    Halifax Hospital Medical Center Hospital Revenue,
       Refunding and Improvement, Series A, 5.375%, 6/01/46                                        18,000,000        16,465,140
       Series A, Pre-Refunded, 7.25%, 10/01/24                                                      4,700,000         5,047,048
       Series A, Pre-Refunded, 7.25%, 10/01/29                                                      1,400,000         1,503,376
    Hawk's Point CDD Special Assessment, Hawk's Point Community Development, Series A,
       5.30%, 5/01/39                                                                               1,450,000           910,600
    Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18              6,500,000         7,025,655
    Hillsborough County IDAR, Refunding, Series B, 5.25%,
       10/01/28                                                                                     1,500,000         1,444,335
       10/01/34                                                                                     7,250,000         6,782,375
    Indian Trace CDD, GO, Water Management Special Benefit, sub. lien, Refunding, Series B,
       8.25%, 5/01/11                                                                               4,840,000         4,882,205
    Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%,
       5/01/33                                                                                      2,690,000         1,825,192
    Indian Trail ID, GO, Water Control and Improvement, Unit
       Development 18,
       ETM, 6.875%, 8/01/10                                                                           165,000           168,345
       Pre-Refunded, 7.00%, 8/01/20                                                                 2,445,000         2,495,049
       Pre-Refunded, 7.25%, 8/01/31                                                                 5,725,000         5,844,481
    Indigo CDD Capital Improvement Revenue, Refunding,
       Series A, 7.00%, 5/01/31                                                                       880,000           809,758
(b) Series C, 7.00%, 5/01/30                                                                        4,520,000         4,166,129

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Islands at Doral CDD Special Assessment, 6.125%, 5/01/24                                    $   1,655,000   $     1,485,991
    Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32                                               1,400,000         1,406,888
    Lakeland Retirement Community Revenue, first mortgage,
       Carpenters Estates, Accredited Investors, Refunding,
       5.875%, 1/01/19                                                                              1,350,000         1,279,462
       6.25%, 1/01/28                                                                               1,230,000         1,124,380
       6.375%, 1/01/43                                                                              2,250,000         1,978,785
    Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
       CIFG Insured, 5.00%, 10/01/30                                                               11,505,000        11,672,513
    Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31                       7,520,000         7,007,813
    Mediterra South CDD Capital Improvement Revenue,
       6.85%, 5/01/31                                                                               2,265,000         2,049,032
       Series B, 6.95%, 5/01/31                                                                     6,805,000         6,279,654
    Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37                                   1,500,000           853,905
    Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33                 14,310,000        14,134,273
    Midtown Miami Community Development Special Assessment Revenue,
       Series A, 6.25%, 5/01/37                                                                     7,500,000         6,423,150
       Series B, 6.50%, 5/01/37                                                                     3,905,000         3,357,089
    Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13                            200,000           201,894
    Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit of
       Development No. 43,
       6.10%, 8/01/21                                                                                 275,000           249,956
       Pre-Refunded, 6.10%, 8/01/21                                                                 1,960,000         2,150,728
    Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds,
       Unit of Development No. 46, Series A, 5.35%, 8/01/41                                           800,000           454,192
    Oakstead CDD Revenue, Capital Improvement, Series A, Pre-Refunded, 7.20%, 5/01/32               3,065,000         3,176,781
    Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System
       Inc., Pre-Refunded, 5.625%, 11/15/32                                                        10,000,000        11,179,700
    Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36                           1,300,000           788,034
    Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32                        2,640,000         2,360,635
    Parkway Center CDD Special Assessment, Series A, Pre-Refunded, 8.25%, 5/01/31                   1,314,814         1,368,143
    Pelican Marsh CDD Special Assessment Revenue, Series A,
       7.10%, 5/01/20                                                                               2,830,000         2,483,976
       7.20%, 5/01/31                                                                               6,200,000         5,154,680
    Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28                    7,000,000         7,099,820
    Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31                                     9,990,000         9,460,930
    Port St. Lucie Utility Revenue, System, Refunding, Series A, NATL Insured, 5.00%, 9/01/29      11,025,000        11,080,566
(b) Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37                                         2,800,000         1,638,616
(b) Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38                             2,795,000         1,173,117
    Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14                  1,250,000         1,243,500
    Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30                                  3,365,000         2,862,572
    Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
       12/01/22                                                                                     3,450,000         2,937,330
    River Place St. Lucie CDD Special Assessment Revenue,
       Series A, 7.625%, 5/01/21                                                                      995,000           930,773
       Series A, 7.625%, 5/01/30                                                                    1,590,000         1,420,156
       Series B, 7.25%, 5/01/10                                                                       970,000           943,441
    Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14                                435,000           442,573
    Sampson Creek CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.95%, 5/01/31           2,635,000         2,712,416
    Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37                                           7,780,000         4,273,321
    South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
       Refunding, 4.75%, 5/01/32                                                                   11,235,000        10,641,006
       5.00%, 5/01/36                                                                              12,500,000        12,283,500
    South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
       Group, 5.00%,
       8/15/32                                                                                     15,000,000        14,045,550
       8/15/37                                                                                     19,860,000        18,279,144
    South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24                               2,455,000         2,173,191
    St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
       5/01/18                                                                                      1,615,000         1,481,343
    St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
       Management Benefit, Refunding, Series B, 6.25%, 5/01/25                                      5,080,000         5,064,709
    Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24                                        2,020,000         1,843,472
    Stoneybrook West CDD Special Assessment Revenue, Series A, Pre-Refunded, 7.00%,
       5/01/32                                                                                      2,990,000         3,093,394

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31                     $   1,230,000   $     1,046,115

       Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34                           8,065,000         6,729,275
       Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37                     1,940,000           928,911
       Verandah West CDD Revenue, Series A, 6.625%, 5/01/33                                         8,145,000         6,405,798
       Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31                                 5,490,000         5,582,561
       Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38                                9,900,000         8,566,569
       Village Center CDD Recreational Revenue,
          Sub Series B, 6.25%, 1/01/13                                                              3,380,000         3,307,905
          Sub Series B, 8.25%, 1/01/17                                                              1,580,000         1,580,869
          Sub Series C, 7.375%, 1/01/19                                                             2,045,000         2,029,519
       Vista Lake CDD Capital Improvement Revenue, Series A, Pre-Refunded, 7.20%, 5/01/32           2,560,000         2,650,624
       Waterchase CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.70%, 5/01/32           2,735,000         2,949,998
       Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31                          1,090,000         1,091,384
       Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36                                  1,700,000         1,066,954
(b, c) Waterstone CDD Capital Improvement Revenue, Series B, 5.50%, 5/01/18                         4,400,000         1,717,760
       Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21                               1,180,000         1,167,209
       Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37                       1,950,000         1,723,234
                                                                                                                ---------------
                                                                                                                    442,522,274
                                                                                                                ---------------
       GEORGIA 3.2%
       Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31                              1,035,000           851,391
       Atlanta Water and Wastewater Revenue, Refunding,
          Series A, 6.25%, 11/01/34                                                                30,000,000        31,559,100
          Series B, FSA Insured, 5.25%, 11/01/34                                                   30,000,000        30,462,000
       Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
          12/01/28                                                                                  1,470,000         1,202,475
       Burke County Development Authority PCR,
          Oglethorpe Power, Vogtle Project, Series C, 5.70%, 1/01/43                               55,000,000        57,567,400
          Oglethorpe Power Corp., Vogtle Project, Series E, 7.00%, 1/01/23                         25,000,000        29,359,000
       Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland
          Inc., Refunding, 5.70%, 12/01/15                                                          1,575,000         1,632,330
       Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist
          Health Care System Project, ETM,
          6.25%, 10/01/18                                                                           5,550,000         6,462,864
          6.375%, 10/01/28                                                                          8,000,000        10,085,760
       Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27           5,000,000         3,530,800
       Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding,
          5.125%, 3/01/37                                                                           6,500,000         4,021,745
       Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
       NATL Insured, 5.00%, 7/01/34                                                                15,000,000        14,749,350
       Main Street Natural Gas Inc. Gas Project Revenue,
          Series A, 5.50%, 9/15/28                                                                  5,000,000         4,618,350
          Series B, 5.00%, 3/15/22                                                                  5,500,000         5,058,130
       McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
          Products, 6.95%, 12/01/23                                                                 5,120,000         4,853,094
       Richmond County Development Authority Environmental Improvement Revenue, International
          Paper Co. Project, Series A, 6.25%, 11/01/33                                              7,000,000         7,014,910
       Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A,
          6.25%, 11/01/33                                                                           4,865,000         4,870,011
                                                                                                                ---------------
                                                                                                                    217,898,710
                                                                                                                ---------------
       HAWAII 0.1%
       Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric
          Co. and Subsidiary, 6.50%, 7/01/39                                                        7,500,000         8,058,000
                                                                                                                ---------------
       IDAHO 0.6%
       Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A,
          6.75%, 11/01/37                                                                          12,500,000        13,515,125
       Nez Perce County PCR,
          Potlatch 84, 7.00%, 12/01/14                                                              5,000,000         5,240,000
          Potlatch Corp. Project, Refunding, 6.00%, 10/01/24                                       22,500,000        21,937,725
                                                                                                                ---------------
                                                                                                                     40,692,850
                                                                                                                ---------------
       ILLINOIS 3.4%
       Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
          3/01/33                                                                                   3,300,000         2,554,134

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project,
       Pre-Refunded,
       6.25%, 3/01/32                                                                           $   3,588,000   $     4,064,737
       6.75%, 3/01/32                                                                               5,263,000         5,906,296
    Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
       Pre-Refunded,
       6.625%, 3/01/31                                                                              4,301,000         4,635,489
       7.00%, 3/01/31                                                                               4,752,000         5,208,239
    Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, Pre-Refunded,
       7.05%, 3/01/31                                                                               5,675,000         6,253,623
    Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23        11,000,000        11,007,590
      Cary Special Tax,
       Refunding, Radian Insured, 5.00%, 3/01/30                                                    3,060,000         2,652,194
       Special Service Area No. 1, Cambria Project, Series A, Pre-Refunded, 7.625%, 3/01/30         2,869,000         2,977,419
       Special Service Area No. 2, Foxford Hills Project, Pre-Refunded, 7.50%, 3/01/30              5,155,000         5,342,900
    Chicago O'Hare International Airport Revenue,
       General Airport Third Lien, Series A, FGIC Insured, 5.00%, 1/01/33                          15,000,000        15,038,400
       Refunding, Series A, FSA Insured, 5.00%, 1/01/38                                            16,500,000        16,762,350
    Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%,
       3/01/27                                                                                      6,000,000         6,671,880
    Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%,
       3/01/36                                                                                      7,785,000         5,781,686
    Illinois Finance Authority Revenue,
       Institute Technology, 6.50%, 2/01/23                                                         1,000,000         1,048,380
       Institute Technology, 7.125%, 2/01/34                                                        1,500,000         1,572,210
       Lutheran Hillside Village, Refunding, 5.25%, 2/01/37                                         7,500,000         6,395,175
       Resurrection Health Care, Series A, FSA Insured, 5.25%, 5/15/29                             15,500,000        15,657,480
       Riverside Health System, 6.25%, 11/15/35                                                     5,000,000         5,175,750
(a)    Roosevelt University Project, Refunding, 6.50%, 4/01/39                                     10,000,000         9,921,100
       Sherman Health System, Series A, 5.50%, 8/01/37                                             17,240,000        15,238,436
    Illinois Finance Authority Water Facility Revenue, American Water Capital Corporation
       Project,
       5.25%, 10/01/39                                                                              3,800,000         3,639,754
    Illinois Health Facilities Authority Revenue,
       Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11                        1,425,000         1,428,805
       Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28                               8,595,000         8,227,822
    Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois
       Public
       Service Co., Refunding, Series A, 5.50%, 3/01/14                                             3,515,000         3,521,749
    Illinois State Finance Authority Revenue, Rush University Medical Center Obligation
       Group, Series B, 7.25%, 11/01/38                                                            10,000,000        10,989,900
    Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
       Place Convention Center, ETM, 7.00%, 7/01/26                                                 7,500,000        10,132,725
    Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33                 3,000,000         2,361,000
    Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded,
       7.75%, 3/01/30                                                                               4,678,000         5,080,542
    Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage
       System, Refunding, XLCA Insured, 5.00%, 1/01/39                                              5,000,000         4,807,250
    Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
       3/01/34                                                                                      7,897,000         6,409,679
    Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29                  2,425,000         2,288,424
    Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
       6.00%, 3/01/33                                                                               4,479,000         3,473,644
       6.625%, 3/01/33                                                                              5,242,000         4,574,798
    Yorkville United City Special Services Area Special Tax,
       No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34                              4,222,000         3,178,490
       No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33                                 3,418,000         3,107,646
       No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36                                           4,919,000         3,606,168
                                                                                                                ---------------
                                                                                                                    226,693,864
                                                                                                                ---------------
    INDIANA 1.9%
    Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
      8/01/36                                                                                       5,000,000         3,705,600
    Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
       8/15/19                                                                                      3,000,000         2,595,690
       8/15/28                                                                                      5,000,000         3,933,650
    Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
      3/01/37                                                                                       8,000,000         7,486,000
    Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
       Indiana,
       Refunding, 5.25%, 11/15/35                                                                  12,000,000        10,290,600

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Indiana Health Facility Financing Authority Hospital Revenue,
       6.25%, 3/01/25                                                                           $   5,900,000   $     6,161,783
       6.00%, 3/01/34                                                                              12,000,000        12,217,200
       Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31                11,740,000        11,955,194
       Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/31             36,760,000        40,374,243
       Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17                          1,500,000         1,502,355
    Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power
       Agency, Series B, 6.00%, 1/01/39                                                             4,000,000         4,234,960
    Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
       Refunding, 5.60%, 12/01/32                                                                   8,200,000         7,972,860
    Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL
       Insured, 5.60%, 11/01/16                                                                    10,000,000        10,813,200
       5.85%, 4/01/19                                                                               5,000,000         5,497,200
                                                                                                                ---------------
                                                                                                                    128,740,535
                                                                                                                ---------------
    KANSAS 0.1%
    Kansas State Development Finance Authority Hospital Revenue, Adventist Health, Refunding,
       5.75%, 11/15/38                                                                              6,250,000         6,306,312
                                                                                                                ---------------
    KENTUCKY 0.8%
    Kentucky Economic Development Finance Authority Health System Revenue, Norton
       HealthCare Inc.,
       Refunding, Series C, NATL Insured, 6.10%, 10/01/22                                          10,650,000        10,943,940
       Refunding, Series C, NATL Insured, 6.15%, 10/01/27                                           3,995,000         4,105,142
       Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22                                        5,325,000         6,296,174
       Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27                                        6,005,000         7,111,361
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
       Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22                 6,835,000         5,706,405
    Kentucky Economic Development Finance Authority Louisville Arena Project Revenue,
       Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42                          5,000,000         5,371,250
    Louisville and Jefferson County Metropolitan Government Health Facilities Revenue,
       Jewish Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37          11,500,000        12,004,850
                                                                                                                ---------------
                                                                                                                     51,539,122
                                                                                                                ---------------
    LOUISIANA 3.2%
    Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27              13,990,000         7,635,882
    Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,            2,665,000         2,674,941
       10/01/12
    East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%, 2/01/39           6,000,000         6,188,880
    Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical
       Corp. Projects, 6.75%, 11/01/32                                                             38,250,000        38,246,940
    Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries, 6.75%,        10,000,000        10,674,900
       7/01/39
    Louisiana Public Facilities Authority Revenue,
       FHA Insured Mortgage, Baton Rouge General, NATL Insured, 5.25%, 7/01/33                     20,000,000        19,497,600
       Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38                                 10,000,000         8,845,200
       Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47                                 10,000,000         9,079,000
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC
       Insured, 5.00%, 6/01/22                                                                     10,000,000         9,963,200
    New Orleans GO,
       Limited Tax, NATL Insured, 5.00%, 3/01/21                                                    5,000,000         4,832,650
       Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36                               13,480,000        12,509,305
    Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13          2,425,000         2,429,195
    Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11,
       6.00%, 10/01/38                                                                              4,750,000         4,975,435
    St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
       6/01/37                                                                                     80,500,000        70,484,995
    West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
       9/01/28                                                                                     11,245,000        11,263,442
                                                                                                                ---------------
                                                                                                                    219,301,565
                                                                                                                ---------------
    MAINE 0.5%
    Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20                            4,800,000         2,638,272
    Skowhegan PCR, S.D. Warren Co. Project,
       Refunding, Series B, 6.65%, 10/15/15                                                         4,940,000         4,715,625
       Series A, 6.65%, 10/15/15                                                                   24,570,000        23,231,427
                                                                                                                ---------------
                                                                                                                     30,585,324
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    MARYLAND 0.7%
    Maryland State Community Development Administration Development Housing and CDR,
       Housing, Series A, 5.875%, 7/01/16                                                       $   1,440,000   $     1,440,561
    Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien,
       Refunding, Series A, 4.75%, 12/01/11                                                           935,000           868,391
       Refunding, Series A, 5.00%, 12/01/16                                                         3,000,000         2,101,800
       Refunding, Series A, 5.00%, 12/01/31                                                        10,000,000         6,219,900
       Refunding, Series B, 5.00%, 12/01/16                                                           800,000           560,480
       Refunding, Series B, 5.25%, 12/01/31                                                         2,000,000         1,243,980
       Series B, Pre-Refunded, 7.50%, 12/01/14                                                      1,850,000         1,867,094
       Series B, Pre-Refunded, 7.625%, 12/01/22                                                     6,740,000         6,807,400
       Series B, Pre-Refunded, 7.75%, 12/01/31                                                     16,160,000        16,321,600
    Maryland State Health and Higher Educational Facilities Authority Revenue,
       Anne Arundel Health System, Series A, 6.75%, 7/01/39                                         3,000,000         3,427,470
       Edenwald, Series A, 5.40%, 1/01/37                                                           1,200,000         1,012,740
       Washington County Hospital, 6.00%, 1/01/43                                                   6,000,000         5,982,540
                                                                                                                ---------------
                                                                                                                     47,853,956
                                                                                                                ---------------
    MASSACHUSETTS 0.3%
    Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series
       A, 7.00%, 3/01/21                                                                            2,000,000         2,454,020
    Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
       Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29                   3,000,000         3,000,000
    Massachusetts State Development Finance Agency Revenue,
       Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19                                 1,030,000           945,262
       Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29                                1,620,000         1,373,760
       Curry College, Series A, ACA Insured, 5.00%, 3/01/36                                         2,000,000         1,704,420
       Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15               1,625,000         1,569,409
       Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23                3,500,000         3,137,295
    Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory
       Put 5/01/19, Refunding, 5.75%, 12/01/42                                                      3,700,000         3,923,221
    Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial
       Medical Center, Refunding, Series A, 6.00%, 10/01/23                                         5,575,000         4,340,249
                                                                                                                ---------------
                                                                                                                     22,447,636
                                                                                                                ---------------
    MICHIGAN 4.1%
    Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
       Pre-Refunded, 6.25%, 4/15/27                                                                10,500,000        11,860,065
    Detroit Sewer Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%,
       7/01/35                                                                                     25,750,000        22,349,197
    Detroit Water Supply System Revenue, second lien, Refunding, Series C, FSA Insured,
       5.00%, 7/01/33                                                                              11,000,000        10,168,510
    Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated
       Group, Refunding, Series A, 5.625%, 9/01/10                                                    340,000           336,032
       5.75%, 9/01/17                                                                                 530,000           439,439
       5.00%, 8/15/38                                                                               5,250,000         3,023,843
    Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital,
       Refunding, 6.50%, 1/01/31                                                                    1,000,000           879,540
       1/01/37                                                                                      1,000,000           862,210
    Michigan State Building Authority Revenue,
       Facilities Program, Refunding, Series I, 6.00%, 10/15/38                                     6,000,000         6,469,620
       Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33                     13,495,000        13,073,821
       Facilities Program, Refunding, Series II, NATL Insured, 5.00%, 10/15/29                     16,585,000        16,653,330
       Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31                                          9,500,000         9,399,775
    Michigan State Hospital Finance Authority Revenue,
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13                 7,500,000         7,504,425
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18                30,205,000        29,171,989
       Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23                   500,000           417,865
       Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23                              500,000           407,240
       Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37                       3,680,000         3,093,224
       Marquette, 5.00%, 5/15/34                                                                    6,000,000         4,805,640
       Memorial Healthcare Center, Refunding, 5.75%, 11/15/15                                       1,000,000         1,013,200
       Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16                          7,310,000         7,369,065
       Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/34                                     4,065,000         4,290,933
       Sinai Hospital, Refunding, 6.625%, 1/01/16                                                   2,610,000         2,609,165

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Sinai Hospital, Refunding, 6.70%, 1/01/26                                                $   7,250,000   $     6,700,088
    Michigan State Strategic Fund Limited Obligation Revenue,
       Detroit Edison Co., Refunding, Series A, NATL Insured,, 5.55%, 9/01/29                       1,015,000           981,830
       Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29           11,000,000        11,111,870
       Detroit Edison Co. Pollution Control Project, Refunding, Series C, XLCA Insured,
          5.65%, 9/01/29                                                                           10,000,000         9,709,700
       Dow Chemical, Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28                  2,800,000         3,003,308
       Dow Chemical, Refunding, Series B-2, 6.25%, 6/01/14                                         20,050,000        21,287,686
    Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
       Senior Series A, 6.00%, 6/01/34                                                             13,675,000        11,619,100
       Senior Series A, 6.00%, 6/01/48                                                             10,000,000         7,622,000
       Turbo, Series A, 6.875%, 6/01/42                                                            17,500,000        15,978,375
    Royal Oak Hospital Finance Authority Hospital Revenue,
(a)    William Beaumont, Refunding, Series W, 6.00%, 8/01/39                                       10,000,000         9,706,700
       William Beaumont Hospital, Refunding, 8.25%, 9/01/39                                        20,000,000        23,561,800
    Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
       Series A, ETM, 5.60%, 2/15/13                                                                  945,000           952,106
                                                                                                                ---------------
                                                                                                                    278,432,691
                                                                                                                ---------------
    MINNESOTA 0.9%
    Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14             9,000,000         9,140,400
    Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%, 12/01/40       5,000,000         4,191,100
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond,
       Refunding, Series C, FGIC Insured, 5.00%, 1/01/31                                            6,185,000         6,231,635
    Minneapolis Health Care Facility Revenue,
       Augustana Chapel View Homes, Series D, 5.875%, 6/01/35                                       5,075,000         3,795,694
       Jones-Harrison Residence Project, 5.70%, 10/01/35                                            1,000,000           772,480
    Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
       6.625%, 11/15/28                                                                            11,000,000        12,101,760
       6.75%, 11/15/32                                                                              6,250,000         6,851,687
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
       Refunding, Series A, 6.375%, 11/15/29                                                          175,000           178,346
       Series A, Pre-Refunded, 6.375%, 11/15/29                                                     6,325,000         6,749,155
    Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18           295,000           295,286
    Roseville MFHR, Rosepointe I Project, Series C, Pre-Refunded, 8.00%, 12/01/29                   3,010,000         3,182,654
    St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35                 10,000,000         8,799,800
                                                                                                                ---------------
                                                                                                                     62,289,997
                                                                                                                ---------------
    MISSISSIPPI 1.2%
    Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%, 2/01/26         33,300,000        33,296,337
    Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series
       B, 6.70%, 4/01/22                                                                           18,875,000        20,302,705
    Warren County Gulf Opportunity Zone Revenue, International Paper, Series A, 6.50%,
       9/01/32                                                                                     10,000,000        10,280,400
    Warren County Revenue, Gulf Opportunity, International Paper, Series A, 5.50%, 9/01/31         20,000,000        18,487,400
                                                                                                                ---------------
                                                                                                                     82,366,842
                                                                                                                ---------------
    MISSOURI 0.6%
    Branson Regional Airport Transportation Development District Airport Revenue,
       Series A, 6.00%, 7/01/37                                                                     1,200,000           812,232
       Series B, 6.00%, 7/01/25                                                                     6,000,000         4,390,980
       Series B, 6.00%, 7/01/37                                                                     5,000,000         3,245,600
    Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
       12/01/20                                                                                     8,350,000         7,400,605
    Missouri Joint Municipal Electric Utility Commission Power Project Revenue, latan 2
       Project,
       Series A, 6.00%, 1/01/39                                                                    11,000,000        11,500,280
    St. Louis Airport Revenue, Lambert, St. Louis International Airport, Series A-1,
       6.25%, 7/01/29                                                                               7,000,000         7,280,770
       6.625%, 7/01/34                                                                              3,000,000         3,139,350
    West Plains IDA Hospital Revenue, Ozarks Medical Center,
       6.30%, 11/15/11                                                                                320,000           326,022
       6.75%, 11/15/24                                                                              1,870,000         1,803,540
       Refunding, 5.50%, 11/15/12                                                                     325,000           324,799
                                                                                                                ---------------
                                                                                                                     40,224,178
                                                                                                                ---------------
    MONTANA 0.1%
    Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31            10,220,000         9,681,406
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    NEVADA 1.2%
    Clark County ID Special Assessment,
       Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26                         $   1,320,000   $       791,789
       Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31                             1,035,000           581,856
       Local ID No. 132, Summerlin South Area, Villages 15A and 18, 6.875%, 2/01/21                 3,600,000         3,426,192
       Local ID No. 142, Mountains Edge, 6.375%, 8/01/23                                            4,040,000         3,796,105
       Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20                                               760,000           496,022
       Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25                                             2,390,000         1,565,354
    Clark County IDR,
       Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30                               7,375,000         7,026,457
       Nevada Power Co. Project, Series A, 5.90%, 11/01/32                                          2,000,000         1,950,840
       Nevada Power Co. Project, Series A, ACA Insured, 5.60%, 10/01/30                             2,220,000         2,038,471
       Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38                        7,260,000         6,766,538
    Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
      7/01/24                                                                                       7,000,000         7,133,770
    Henderson Local ID Special Assessment,
       No. T-2, 9.50%, 8/01/11                                                                        165,000           165,620
       No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18                                 3,025,000         2,971,488
       No. T-12, Series A, 7.375%, 8/01/18                                                         31,115,000        24,880,799
       No. T-16, 4.90%, 3/01/16                                                                     1,355,000           618,734
       No. T-16, 5.00%, 3/01/18                                                                       970,000           440,341
       No. T-16, 5.00%, 3/01/19                                                                       965,000           437,222
       No. T-16, 5.10%, 3/01/22                                                                     1,445,000           652,013
       No. T-16, 5.125%, 3/01/25                                                                    1,530,000           688,684
       No. T-17, 5.00%, 9/01/15                                                                       710,000           634,399
       No. T-17, 5.00%, 9/01/16                                                                       725,000           632,070
       No. T-17, 5.00%, 9/01/25                                                                     1,365,000           971,061
    Las Vegas Local Improvement Bonds Special Assessment, Special ID No. 607, 6.25%, 6/01/24        4,840,000         3,718,959
    Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13                       1,735,000         1,753,460
    Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38                        7,500,000         8,752,575
                                                                                                                ---------------
                                                                                                                     82,890,819
                                                                                                                ---------------
    NEW HAMPSHIRE 0.2%
    New Hampshire Higher Education and Health Facilities Authority Revenue,
       Hillcrest Terrace, 7.50%, 7/01/24                                                           14,550,000        13,703,190
       New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11                          425,000           423,291
                                                                                                                ---------------
                                                                                                                     14,126,481
                                                                                                                ---------------
    NEW JERSEY 4.5%
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
       Series 1, 6.00%, 1/01/19                                                                     2,180,000         1,893,330
       Series 1, 6.00%, 1/01/29                                                                     5,000,000         3,899,750
       Series 2, 6.125%, 1/01/19                                                                    2,125,000         1,862,414
       Series 2, 6.125%, 1/01/29                                                                    5,105,000         4,042,139
    New Jersey EDA Lease Revenue, International Center for Public Health Project, University
      of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32                                      9,965,000         9,892,056
    New Jersey EDA Revenue,
       Cigarette Tax, 5.50%, 6/15/24                                                               23,000,000        22,393,950
       Cigarette Tax, 5.50%, 6/15/31                                                                6,500,000         5,927,090
       Cigarette Tax, 5.75%, 6/15/34                                                               10,000,000         9,258,700
       first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24                                     1,500,000         1,269,420
       first mortgage, Presbyterian, Series A, 6.25%, 11/01/20                                      7,635,000         6,900,131
    New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
       6.625%, 9/15/12                                                                             25,525,000        24,820,510
       6.25%, 9/15/19                                                                              32,000,000        28,363,840
       6.40%, 9/15/23                                                                              79,890,000        69,680,857
    New Jersey Health Care Facilities Financing Authority Revenue,
       Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/33          57,680,000         8,048,090
       Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/34          52,330,000         6,700,857
       Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/35          20,000,000         2,349,600
       South Jersey Hospital, 5.00%, 7/01/46                                                        6,000,000         5,719,560
       St. Joseph's Healthcare System, 6.625%, 7/01/38                                             25,000,000        24,573,500
       Trinitas Hospital Obligation Group, Pre-Refunded, 7.50%, 7/01/30                             5,000,000         5,244,550
    New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
       Series A, 6.00%, 12/15/38                                                                   55,000,000        60,895,450
    Tobacco Settlement FICO Revenue, Capital Appreciation Bonds, Series 1B, zero cpn.,
       6/01/41                                                                                     40,000,000         1,478,400
                                                                                                                ---------------
                                                                                                                    305,214,194
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    NEW MEXICO 1.7%
    Farmington PCR, Public Service Co. of New Mexico, San Juan Project,
       Refunding, Series A, 6.30%, 12/01/16                                                     $  24,045,000   $    24,210,911
       Refunding, Series B, 6.30%, 12/01/16                                                         5,175,000         5,210,708
       Refunding, Series D, 6.375%, 4/01/22                                                        66,125,000        66,298,247
       Series A, 6.60%, 10/01/29                                                                    9,000,000         8,920,440
    New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
       Series A, Radian Insured, Pre-Refunded,
       5.25%, 7/01/30                                                                               4,360,000         5,119,381
       5.00%, 7/01/35                                                                               3,470,000         4,028,739
                                                                                                                ---------------
                                                                                                                    113,788,426
                                                                                                                ---------------
    NEW YORK 4.8%
    Corinth IDA Environmental Improvement Revenue, International Paper Co. Project,
       Refunding, Series A, 5.75%, 2/01/22                                                          2,000,000         1,963,840
    Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
       6.00%,
       5/01/33                                                                                     12,500,000        13,945,375
    MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
       7/15/21                                                                                        428,010           259,627
       1/15/22                                                                                        649,658           383,857
    MTA Revenue, Transportation, Series F, 5.00%, 11/15/30                                          7,000,000         7,166,110
    New York City GO,
       Fiscal 2003, Series I, 5.00%, 3/01/25                                                        9,000,000         9,279,090
       Refunding, Series H, 6.25%, 8/01/15                                                             20,000            20,077
       Refunding, Series H, 6.125%, 8/01/25                                                            10,000            10,037
       Refunding, Series J, 6.00%, 8/01/21                                                              5,000             5,018
       Series B, 7.00%, 2/01/18                                                                       115,000           115,512
       Series D, 7.625%, 2/01/14                                                                        5,000             5,022
       Series F, 7.50%, 2/01/21                                                                        85,000            85,382
       Series G, 7.50%, 2/01/22                                                                        10,000            10,045
    New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project,
       Refunding, 6.75%, 6/01/20                                                                    5,920,000         5,428,522
       Series C, 6.80%, 6/01/28                                                                     5,000,000         5,349,500
       Staten Island University Hospital Project, Series C, 6.45%, 7/01/32                          1,450,000         1,340,032
    New York City IDA Special Facility Revenue,
       American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25                  20,000,000        18,399,800
       American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31                   15,000,000        13,919,700
       American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12         30,000,000        29,270,700
       British Airways PLC Project, 7.625%, 12/01/32                                               15,550,000        13,501,443
    New York City IDAR,
       Liberty, 7 World Trade Center Project, Series A, 6.25%, 3/01/15                             42,000,000        42,168,840
       Liberty, 7 World Trade Center Project, Series A, 6.50%, 3/01/35                             50,000,000        47,050,500
       Liberty, 7 World Trade Center Project, Series B, 6.75%, 3/01/15                              5,000,000         5,077,050
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31                                9,500,000         8,821,700
    New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series E,
       5.00%, 6/15/34                                                                              10,000,000        10,184,400
    New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%,
       10/01/35                                                                                    13,000,000        12,800,190
    New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional
       Medical Center,
       6.125%, 12/01/29                                                                            16,000,000        14,457,600
       6.25%, 12/01/37                                                                             30,000,000        26,686,200
    Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19            1,000,000           985,990
    Port Authority of New York and New Jersey Special Obligation Revenue, Continental
       Airlines Inc., Eastern Project, La Guardia,
       9.00%, 12/01/10                                                                              4,520,000         4,544,860
       9.125%, 12/01/15                                                                            24,940,000        25,092,134
    Utica IDA Civic Facility Revenue, Utica College Civic Facility,
       6.75%, 12/01/21                                                                              1,250,000         1,244,925
       6.85%, 12/01/31                                                                              2,000,000         1,929,680
                                                                                                                ---------------
                                                                                                                    321,502,758
                                                                                                                ---------------
    NORTH CAROLINA 1.7%
    Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27         4,500,000         3,740,535
    Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,
       Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33                                      4,000,000         4,008,520

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)


       Series A, 6.25%, 11/01/33                                                                $   1,300,000   $     1,302,769
    North Carolina Eastern Municipal Power Agency Power System Revenue,
       Series A, 5.50%, 1/01/26                                                                     4,500,000         4,719,285
       Series A, Pre-Refunded, 5.75%, 1/01/26                                                      37,500,000        38,034,375
       Series B, Pre-Refunded, 5.75%, 1/01/24                                                      35,750,000        36,259,437
       Series D, Pre-Refunded, 6.70%, 1/01/19                                                       2,000,000         2,029,960
       Series D, Pre-Refunded, 6.75%, 1/01/26                                                      13,125,000        13,322,137
    North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
       3/01/16                                                                                        790,000           830,962
       9/01/17                                                                                        550,000           550,506
    North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at
       Maryfield, Series A,
       5.75%, 10/01/23                                                                              3,625,000         2,786,030
       6.00%, 10/01/23                                                                              2,500,000         1,971,225
    North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage,
       United
       Methodist, Refunding, Series C,
       5.25%, 10/01/24                                                                                920,000           844,312
       5.50%, 10/01/32                                                                              1,600,000         1,407,392
    North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35                      8,250,000         5,954,190
                                                                                                                ---------------
                                                                                                                    117,761,635
                                                                                                                ---------------
    NORTH DAKOTA 0.1%
    Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
       7/01/25                                                                                      2,250,000         2,189,902
       7/01/29                                                                                      2,500,000
                                                                                                                      2,345,625
                                                                                                                ---------------
                                                                                                                      4,535,527
                                                                                                                ---------------
    OHIO 0.8%
    Buckeye Tobacco Settlement Financing Authority Revenue,
       Asset-Backed, Senior Convertible Capital Appreciation Turbo Term Bond, Series A-3,
       zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37                                            15,000,000        10,006,650
       Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34           11,250,000         9,057,375
       Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42            5,000,000         3,779,350
       Capital Appreciation, Asset-Backed, First Sub Series B, zero cpn., 6/01/47                  55,000,000         2,063,600
    Franklin County Health Care Facilities Revenue,
       Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29                                   1,000,000         1,105,640
       Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17                                  3,100,000         3,079,013
       Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21                                    950,000           912,237
    Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley
       Medical Center, 5.25%, 5/15/26                                                               2,750,000         2,570,095
    Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38        17,000,000        17,064,430
    Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding,
       Series 1, 6.25%, 11/01/13                                                                    2,600,000         2,481,804
                                                                                                                ---------------
                                                                                                                     52,120,194
                                                                                                                ---------------
    OKLAHOMA 0.2%
    Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
       Series B, 6.60%, 7/01/31                                                                     5,000,000         5,104,000
    Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31                    5,325,000         5,441,990
    Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
       6.00%, 8/15/14                                                                               2,005,000         1,967,727
                                                                                                                ---------------
                                                                                                                     12,513,717
                                                                                                                ---------------
    OREGON 0.2%
    Gilliam County Solid Waste Disposal Revenue, Waste Management, Mandatory Put 5/03/10,
       Series A, 6.00%, 8/01/25                                                                     3,500,000         3,552,500
    Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39                          5,000,000         5,357,100
    Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
       Linfield College Project, Series A, Pre-Refunded, 6.75%, 10/01/25                            5,215,000         5,540,312
                                                                                                                ---------------
                                                                                                                     14,449,912
                                                                                                                ---------------
    PENNSYLVANIA 6.0%
    Allegheny County Hospital Development Authority Revenue,
       Health System, Series A, NATL Insured, Pre-Refunded, 6.50%, 11/15/30                        10,000,000        10,782,100
       Health System, Series B, Pre-Refunded, 9.25%, 11/15/15                                      18,725,000        20,282,171
       Health System, Series B, Pre-Refunded, 9.25%, 11/15/22                                      24,000,000        26,477,760
       West Pennsylvania Allegheny Health System, Refunding, 5.00%, 11/15/28                        8,360,000         6,148,446

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       West Pennsylvania Allegheny Health System, Refunding, 5.375%,
          11/15/40                                                                              $  70,000,000   $    49,718,200
    Allegheny County IDAR, Environmental Improvement,
       Refunding, 5.50%, 11/01/16                                                                   1,890,000         2,017,291
       USX Corp., Refunding, 6.10%, 7/15/20                                                         5,500,000         5,500,000
    Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10                    1,150,000         1,162,052
    Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
       6.10%, 7/01/13                                                                              30,140,000        30,150,549
       6.20%, 7/01/19                                                                              17,525,000        17,337,307
    Harrisburg Authority University Revenue, Harrisburg University of Science, Series B,
       6.00%, 9/01/36                                                                               3,000,000         2,629,320
    Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
       6.375%, 7/01/30                                                                              1,000,000           920,090
       6.50%, 7/01/40                                                                               3,000,000         2,748,510
    Lancaster IDAR, Garden Spot Village Project, Series A, Pre-Refunded, 7.625%, 5/01/31            1,650,000         1,715,885
    New Morgan IDA Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc., Project,
       6.50%, 4/01/19                                                                               3,160,000         3,170,049
    Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital
       Project, Series A, 5.50%, 8/15/40                                                           15,000,000        14,398,350
    Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
       Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39                                    60,000,000        65,291,400
       Reliant Energy Seward LLC Project, Series A, 6.75%, 12/01/36                                94,510,000        96,632,695
    Pennsylvania State Turnpike Commission Turnpike Revenue,
       Convertible Capital Appreciation, Sub Series C, FSA Insured, zero cpn. to 6/01/16,
       6.25% thereafter, 6/01/33                                                                    5,000,000         3,685,250
       Series B, 5.75%, 6/01/39                                                                    20,000,000        21,014,800
    Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple
       University Health System, Refunding, Series B, 5.50%, 7/01/26                               18,000,000        15,661,080
    Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
       Refunding, Series A, 5.75%, 12/01/21                                                           815,000           839,165
       Series A, Pre-Refunded, 5.75%, 12/01/21                                                      2,185,000         2,417,309
    Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
       6.05%, 4/01/14                                                                               5,025,000         5,027,914
                                                                                                                ---------------
                                                                                                                    405,727,693
                                                                                                                ---------------
    RHODE ISLAND 0.3%
    Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
       Lifespan Obligated Group,
       Pre-Refunded, 6.50%, 8/15/32                                                                 8,000,000         9,169,040
       Refunding, NATL Insured, 5.75%, 5/15/23                                                        405,000           408,475
       Series A, 7.00%, 5/15/39                                                                     8,200,000         8,989,086
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series B, zero cpn., 6/01/52         90,000,000         1,367,100
                                                                                                                ---------------
                                                                                                                     19,933,701
                                                                                                                ---------------
    SOUTH CAROLINA 0.8%
    Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
       Opportunities Tax Hike, 5.25%, 12/01/29                                                     16,500,000        17,092,845
    Greenville County School District Installment Purchase Revenue, Building Equity Sooner
       Tomorrow, 5.00%, 12/01/28                                                                   10,000,000        10,163,300
    Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
       County Project, 5.00%, 12/01/26                                                             15,015,000        15,080,766
    Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project,
       Radian Insured, 5.00%, 12/01/26                                                              7,540,000         6,080,482
    Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg
       County Project, Refunding, Radian Insured, 5.00%, 12/01/31                                   2,000,000         1,795,700
    South Carolina State Public Service Authority Revenue, Refunding, Series A, 5.00%,
       1/01/32                                                                                      6,000,000         6,262,260
                                                                                                                ---------------
                                                                                                                     56,475,353
                                                                                                                ---------------
    TENNESSEE 0.8%
    Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/20                          5,990,000         5,582,381
    Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
       Mountain States Health, Refunding, Series A, NATL Insured, zero cpn.,
       7/01/27                                                                                     19,365,000         6,059,696
       7/01/28                                                                                     19,400,000         5,561,204
       7/01/29                                                                                     19,365,000         5,102,290
       7/01/30                                                                                     19,370,000         4,618,389

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
       Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
          1/01/25                                                                               $   5,000,000   $     2,156,400
       Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
          1/01/26                                                                                   2,610,000         1,057,363
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37             12,760,000         2,227,513
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39             13,755,000         2,107,129
    Knox County Health Educational and Housing Facilities Board Revenue, University Health
       System Inc., Refunding, 5.25%, 4/01/36                                                      20,475,000
                                                                                                                     19,119,350
                                                                                                                ---------------
                                                                                                                     53,591,715
                                                                                                                ---------------
    TEXAS 5.7%
    Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest
       Products, 6.95%, 5/01/23                                                                     1,750,000         1,660,820
    Austin Convention Enterprises Inc. Convention Center Revenue, first tier,
       Refunding, Series B, 5.75%, 1/01/34                                                          7,000,000         5,630,450
       Series A, Pre-Refunded, 6.70%, 1/01/32                                                      10,000,000        10,684,700
    Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence,
       Refunding, 5.00%,
       7/01/27                                                                                      1,000,000           838,610
       7/01/33                                                                                      1,520,000         1,203,703
    Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue,
       Obligation Group, St. Joseph Regional, 5.50%, 1/01/38                                        5,250,000         4,806,690
    Brazos River Authority PCR,
       Texas Utility Co., Refunding, Series A, 7.70%, 4/01/33                                      21,740,000        13,386,188
       TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30                              45,000,000        27,828,450
       TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32                                6,800,000         3,994,728
       TXU Electric Co. Project, Refunding, Series D-1, 8.25%, 5/01/33                             17,000,000        10,466,390
       TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%, 4/01/38       1,000,000           793,550
       TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32                              9,000,000         4,679,370
       TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38                             1,555,000           878,264
    Brazos River Harbor Navigation District Brazoria County Environmental Revenue,
       Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33                              2,500,000         2,329,300
       Mandatory Put 06/05/12, Refunding, 6.25%, 5/15/33                                            5,000,000         5,214,500
    Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured,
       5.00%, 9/01/31                                                                              12,500,000        12,736,375
    Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12                                     1,155,000         1,160,717
    Dallas-Fort Worth International Airport Revenue, Joint,
       Series B, NATL Insured, 6.00%, 11/01/23                                                      4,000,000         4,014,680
       Series C, NATL Insured, 6.25%, 11/01/28                                                      3,250,000         3,262,740
    El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir
       Senior Health, Pre-Refunded,
       7.00%, 8/15/12                                                                                 385,000           407,961
       7.50%, 8/15/18                                                                               2,300,000         2,607,556
       7.75%, 8/15/31                                                                               3,000,000         3,413,820
    Gulf Coast Waste Disposal Authority Waste Disposal Revenue, Valero Energy Corp. Project,
       6.65%, 4/01/32                                                                               1,500,000         1,501,725
    Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
       Healthcare System, Refunding, Series B, 7.25%, 12/01/35                                     13,500,000        15,107,850
    Houston Airport System Revenue, Special Facilities, Continental Airlines, Series E,
       6.75%, 7/01/21                                                                              24,995,000        22,592,481
    Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
       Improvement, 5.25%, 11/01/37                                                                 1,000,000           874,590
    Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System
       of East Texas,
       5.50%, 2/15/32                                                                               1,000,000           917,230
       5.50%, 2/15/37                                                                               2,500,000         2,176,925
       Refunding, 6.25%, 2/15/37                                                                    5,000,000         4,828,500
    Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project,
       Refunding, Series A, 6.30%, 11/01/29                                                        10,000,000        10,784,700
    Matagorda County Navigation District No. 1 Revenue,
       Centerpoint Energy Project, Refunding, 5.60%, 3/01/27                                       12,000,000        12,145,440
       Houston Lighting, Refunding, AMBAC Insured, 5.125%, 11/01/28                                 7,000,000         6,468,840
    North Texas Tollway Authority Revenue,
       Capital Appreciation, System, first tier, Refunding, Series I, zero cpn. to 1/01/15,
          6.50% thereafter, 1/01/43                                                                25,000,000        19,182,250
       System, first tier, Refunding, Series A, 5.625%, 1/01/33                                     1,000,000         1,019,770
       System, first tier, Refunding, Series A, 6.25%, 1/01/39                                     12,500,000        13,144,000

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       System, first tier, Refunding, Series A, 5.75%, 1/01/48                                  $  30,000,000   $    30,268,200
       System, first tier, Refunding, Series B, 5.75%, 1/01/40                                     11,680,000        11,845,038
       System, first tier, Refunding, Series K-2, 6.00%, 1/01/38                                   15,000,000        15,573,000
       System, second tier, Refunding, Series F, 5.75%, 1/01/38                                    20,000,000        20,114,400
    Owen County Waterworks System Revenue, American Water Co. Project, Series A, 6.25%,
       6/01/39                                                                                      8,000,000         8,445,200
    Sabine River Authority PCR, TXU Electric Co. Project, Refunding,
       Series A, 5.80%, 7/01/22                                                                     1,000,000           547,450
       Series B, 6.15%, 8/01/22                                                                    13,115,000         7,567,748
       Series C, 5.20%, 5/01/28                                                                    29,945,000        15,445,931
    Sam Rayburn Municipal Power Agency Revenue, Refunding, 6.00%,
       10/01/16                                                                                     8,500,000         8,861,930
       10/01/21                                                                                     1,500,000         1,539,765
    Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
       8/15/32                                                                                     51,000,000        12,231,330
    Trinity River Authority PCR, Texas Electric Co. Project, Refunding, 6.25%, 5/01/28                445,000           247,291
    Tyler Health Facilities Development Corp. Hospital Revenue,
       East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37             8,000,000         7,638,480
       Mother Frances Hospital, Series B, 5.00%, 7/01/37                                            3,400,000         2,828,902
    Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
       System Project, Series A, NATL Insured, 5.00%, 8/01/31                                      12,500,000        12,144,875
                                                                                                                ---------------
                                                                                                                    388,043,403
                                                                                                                ---------------
    UTAH 0.1%
    Carbon County Solid Waste Disposal Revenue, Laidlaw Inc./ECDC Environmental LC Project,
       Refunding, Series A, 7.50%, 2/01/10                                                          5,000,000         5,010,500
                                                                                                                ---------------
    VERMONT 0.2%
    Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen
       Health, Series A, AMBAC Insured, 6.00%, 12/01/23                                            15,000,000        15,103,200
                                                                                                                ---------------
    VIRGINIA 0.4%
    Isle Wight County IDA Environmental Improvement Revenue, International Paper Co.
       Project, Series A, 6.60%, 5/01/24                                                            1,065,000         1,077,407
    James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
       Landing, Series A, 5.35%, 9/01/26                                                              750,000           621,248
    Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding,
       6.00%, 4/01/33                                                                               9,500,000         9,654,565
    Tobacco Settlement Financing Corp. Revenue,
       Asset-Backed, Pre-Refunded, 5.50%, 6/01/26                                                   2,500,000         2,814,825
       Asset-Backed, Pre-Refunded, 5.625%, 6/01/37                                                  3,000,000         3,556,320
       Capital Appreciation Bonds, Refunding, Series D, second sub., zero cpn., 6/01/47            50,000,000         1,408,500
       Senior Series B1, 5.00%, 6/01/47                                                             6,250,000         4,270,188
    Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
       Westminster Canterbury Project, Refunding,
       5.00%, 11/01/22                                                                              1,000,000           848,400
       5.25%, 11/01/26                                                                              2,000,000         1,678,740
       5.375%, 11/01/32                                                                             1,000,000           816,760
                                                                                                                ---------------
                                                                                                                     26,746,953
                                                                                                                ---------------
    WASHINGTON 2.1%
    Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, FGIC Insured,
       5.00%, 9/01/35                                                                               7,685,000         7,803,195
    FYI Properties Lease Revenue, Washington State District Project, 5.50%,
       6/01/34                                                                                      5,000,000         5,315,350
       6/01/39                                                                                     16,250,000        17,083,950
    Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
       12/01/32                                                                                     2,000,000         1,967,440
    Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31             10,000,000         9,211,700
    Washington State GO, Series A, 5.00%, 7/01/31                                                  37,965,000        39,666,971
    Washington State Health Care Facilities Authority Revenue,
       Central Washington Health Services, 7.00%, 7/01/39                                           8,500,000         8,991,300
       Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33                           7,500,000         7,504,950
       Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30                4,000,000         4,032,840
       Providence Health and Services, Refunding, Series A, FGIC Insured, 5.00%, 10/01/36           7,000,000         7,015,540
       Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36          305,000           360,556

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37                            $  30,000,000   $    29,876,400
    Washington State Higher Education Facilities Authority Revenue, Whitworth University
       Project, Refunding, 5.625%, 10/01/40                                                         5,235,000         5,081,772
                                                                                                                ---------------
                                                                                                                    143,911,964
                                                                                                                ---------------
    WEST VIRGINIA 0.4%
    County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
       Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37                                        14,745,000        12,829,772
    Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37                             14,000,000        12,995,780
                                                                                                                ---------------
                                                                                                                     25,825,552
                                                                                                                ---------------
    WISCONSIN 1.1%
    Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
       5.00%, 12/01/30                                                                             11,205,000        11,314,697
    Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
       6.70%, 5/01/24                                                                               4,100,000         4,147,683
    Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37                     22,210,000        20,741,475
    Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33            15,000,000        16,746,750
    Wisconsin State Health and Educational Facilities Authority Revenue,
       Fort Healthcare Inc. Project, 5.75%, 5/01/24                                                 5,000,000         5,028,650
       New Castle Place Project, Series A, 7.00%, 12/01/31                                          2,500,000         2,356,100
       Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30                                               9,530,000         7,925,243
       Thedacare Inc., Series A, 5.50%, 12/15/38                                                    5,000,000         5,076,950
                                                                                                                ---------------
                                                                                                                     73,337,548
                                                                                                                ---------------
    WYOMING 0.3%
    Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative,
       Series A, 5.75%, 7/15/39                                                                     5,500,000         5,760,205
    Wyoming Municipal Power Agency Power Supply Revenue, Series A,
       5.50%, 1/01/28                                                                               1,350,000         1,414,449
       5.50%, 1/01/33                                                                               2,360,000         2,428,039
       5.50%, 1/01/38                                                                               2,810,000         2,877,918
       5.00%, 1/01/42                                                                               1,000,000           961,370
       5.375%, 1/01/42                                                                              2,750,000         2,786,712
                                                                                                                ---------------
                                                                                                                     16,228,693
                                                                                                                ---------------
    U.S. TERRITORIES 3.3%
    GUAM 1.2%
    Guam Government GO,
       Refunding, Series A, 5.125%, 11/15/27                                                        7,270,000         6,373,318
       Refunding, Series A, 5.25%, 11/15/37                                                        37,000,000        30,260,450
       Series A, 6.00%, 11/15/19                                                                    8,000,000         8,137,520
       Series A, 6.75%, 11/15/29                                                                   10,000,000        10,224,700
       Series A, 7.00%, 11/15/39                                                                   15,000,000        15,278,700
    Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
       6.00%, 7/01/25                                                                               4,000,000         3,940,160
       5.875%, 7/01/35                                                                              8,000,000         7,436,400
                                                                                                                ---------------
                                                                                                                     81,651,248
                                                                                                                ---------------
    NORTHERN MARIANA ISLANDS 0.4%
    Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33                 25,000,000        19,505,000
    Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
       3/15/28                                                                                      7,460,000         7,057,384
                                                                                                                ---------------
                                                                                                                     26,562,384
                                                                                                                ---------------
    PUERTO RICO 1.1%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding,
       5.50%, 5/15/39                                                                              11,500,000         9,932,320
       5.625%, 5/15/43                                                                              3,500,000         2,959,670
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%,
       7/01/38                                                                                      4,000,000         4,096,640
       7/01/44                                                                                      5,200,000         5,325,632
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39                                            7,000,000         6,333,740

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26                 $   1,365,000   $     1,379,851
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Convertible Capital
       Appreciation,
       first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32                53,000,000        38,850,590
       University of Puerto Rico Revenues, University System, Refunding, Series P,
          5.00%, 6/01/30                                                                            7,645,000         6,942,042
                                                                                                                ---------------
                                                                                                                     75,820,485
                                                                                                                ---------------
    VIRGIN ISLANDS 0.6%
    Virgin Islands PFAR,
       senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24                                     555,000           545,271
       sub. lien, Refunding, Series C, 5.00%, 10/01/19                                              9,145,000         9,307,872
       sub. lien, Refunding, Series C, 5.00%, 10/01/22                                             10,000,000         9,887,400
       Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29          18,380,000        19,658,145
                                                                                                                ---------------
                                                                                                                     39,398,688
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                          223,432,805
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $6,605,160,387)                                     6,467,955,308
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 3.5%
    MUNICIPAL BONDS 3.5%
    CALIFORNIA 0.9%
(e) California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and
       Put, 0.17%, 11/01/26                                                                        14,000,000        14,000,000
    California State Revenue, RAN, Sub Series A-1, 3.00%, 5/25/10                                  50,000,000        50,370,000
                                                                                                                ---------------
                                                                                                                     64,370,000
                                                                                                                ---------------
    CONNECTICUT 0.4%
(e) Connecticut State Health and Educational Facilities Authority Revenue,
       Wesleyan University, Series E, Daily VRDN and Put, 0.21%, 7/01/38                           12,600,000        12,600,000
       Yale University, Series V-2, Daily VRDN and Put, 0.15%, 7/01/36                             10,900,000        10,900,000
                                                                                                                ---------------
                                                                                                                     23,500,000
                                                                                                                ---------------
    KENTUCKY 0.1%
(e) Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist
       Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.19%, 8/15/38                 7,400,000         7,400,000
                                                                                                                ---------------
    MASSACHUSETTS 0.8%
(e) Massachusetts State Health and Educational Facilities Authority Revenue,
       Harvard University, Refunding, Series R, Daily VRDN and Put, 0.15%, 11/01/49                 7,000,000         7,000,000
       Northeastern University, Refunding, Series Q, Daily VRDN and Put, 0.21%, 10/01/35           45,600,000        45,600,000
                                                                                                                ---------------
                                                                                                                     52,600,000
                                                                                                                ---------------
    MINNESOTA 0.0%
(e) Roseville Health Care Facilities Revenue, Presbyterian Homes Project, Refunding, Daily
       VRDN and Put, 0.22%, 10/01/29                                                                1,400,000         1,400,000
                                                                                                                ---------------
    MISSOURI 0.4%
(e) North Kansas City Hospital Revenue, North Kansas City Hospital, Refunding, Daily VRDN and
       Put, 0.23%, 11/01/33                                                                        27,145,000        27,145,000
                                                                                                                ---------------
    NEW HAMPSHIRE 0.0%
(e) New Hampshire Health and Education Facilities Authority Revenue, Dartmouth College,
       Refunding, Series A, Daily VRDN and Put, 0.20%, 6/01/31                                      2,400,000         2,400,000
                                                                                                                ---------------
    New JERSEY 0.3%
(e) New Jersey EDA Natural Gas Facilities Revenue, NUI Corp., Series A, Daily VRDN and Put,
       0.27%, 6/01/26                                                                              10,700,000        10,700,000
(e) New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub Series R-3,
       Daily VRDN and Put, 0.17%, 9/01/31                                                           6,400,000         6,400,000
                                                                                                                ---------------
                                                                                                                     17,100,000
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    NEW YORK 0.2%
(e) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
       Structure Obligations, Refunding, Series 3, Daily VRDN and Put, 0.20%, 6/01/20           $  15,200,000   $    15,200,000
                                                                                                                ---------------
    NORTH CAROLINA 0.1%
(e) North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest
       University, Refunding, Series D, Daily VRDN and Put, 0.23%, 7/01/34                          5,900,000         5,900,000
                                                                                                                ---------------
    PENNSYLVANIA 0.3%
(e) Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A,
       Daily VRDN and Put, 0.22%, 5/15/35                                                          20,105,000        20,105,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $237,168,185)                                                                237,120,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $6,842,328,572) 99.2%                                                                 6,705,075,308
    OTHER ASSETS, LESS LIABILITIES 0.8%                                                                              56,802,788
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 6,761,878,096
                                                                                                                ===============

(a)  Security purchased on a when-issued basis.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2009, the aggregate value of these securities was $13,555,643, representing 0.20% of net assets.

(c) Defaulted security or security for which income has been deemed uncollectible.

(d) The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

(e) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO
1915 Act   Improvement Bond Act of 1915
ABAG       The Association of Bay Area Governments
ACA        American Capital Access Holdings Inc.
AD         Assessment District
AMBAC      American Municipal Bond Assurance Corp.
CDA        Community Development Authority/Agency
CDD        Community Development District
CDR        Community Development Revenue
CFD        Community Facilities District
CIFG       CDC IXIS Financial Guaranty
COP        Certificate of Participation
EDA        Economic Development Authority
EDC        Economic Development Corp.
ETM        Escrow to Maturity
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Authority/Agency
FICO       Financing Corp.
FSA        Financial Security Assurance Inc.
GO         General Obligation
HFAR       Housing Finance Authority Revenue
ID         Improvement District
IDA        Industrial Development Authority/Agency
IDAR       Industrial Development Authority Revenue
IDB        Industrial Development Bond/Board
IDBR       Industrial Development Board Revenue
IDR        Industrial Development Revenue
MAC        Municipal Assistance Corp.
MFHR       Multi-Family Housing Revenue
MFR        Multi-Family Revenue
MTA        Metropolitan Transit Authority
NATL       National Public Financial Guarantee Corp.
PCC        Pollution Control Corp.
PCFA       Pollution Control Financing Authority
PCR        Pollution Control Revenue
PFA        Public Financing Authority
PFAR       Public Financing Authority Revenue
PUD        Public Utility District
RDA        Redevelopment Agency/Authority
SF         Single Family
USD        Unified/Union School District
XLCA       XL Capital Assurance

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 95.4%
    ALABAMA 4.2%
    Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC
       Insured, 5.25%, 8/15/21                                                                  $   2,490,000   $     2,586,712
    Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%, 6/01/18         5,000,000         5,006,500
    Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35                                                 2,000,000         1,997,020
    Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39           5,000,000         5,186,150
    Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured, Pre-
       Refunded, 5.50%, 6/01/30                                                                     1,670,000         1,728,016
    East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation
       Bond, Series A, NATL Insured, 5.25%, 9/01/28                                                 7,000,000         6,820,240
    Helena Utilities Board Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.25%,
       4/01/27                                                                                      3,260,000         3,640,409
       4/01/33                                                                                      4,890,000         5,460,614
    Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
       10/01/24                                                                                     5,855,000         5,492,693
       10/01/25                                                                                     6,065,000         5,632,323
    Leeds Public Educational Building Authority Educational Facilities Revenue, Assured
    Guaranty, 5.125%, 4/01/38                                                                      10,865,000        11,126,846
    Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35        9,100,000         9,263,527
    Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36                                     10,000,000         9,703,900
    Muscle Shoals GO, wts., NATL Insured, Pre-Refunded 5.50%, 8/01/30                               2,000,000         2,108,820
    Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%,
       5/15/35                                                                                      3,665,000         3,724,263
    Pell City GO, wts.,
       Refunding, XLCA Insured, 5.00%, 2/01/24                                                      1,020,000         1,063,840
       XLCA Insured, 5.00%, 2/01/34                                                                 5,195,000         4,835,246
    Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
       Student Housing LLC, Assured Guaranty, 6.75%, 7/01/38                                        5,000,000         5,618,900
    University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC
       Insured, 5.00%, 9/01/41                                                                      5,000,000         4,754,500
    University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27                        5,975,000         6,124,136
                                                                                                                ---------------
                                                                                                                    101,874,655
                                                                                                                ---------------
    ALASKA 0.6%
    Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured,
       6.25%, 7/01/21                                                                                   5,000             5,007
    Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17               3,000,000         3,008,730
    Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured
       Guaranty, 6.00%, 9/01/32                                                                    10,000,000        11,426,500
                                                                                                                ---------------
                                                                                                                     14,440,237
                                                                                                                ---------------
    ARIZONA 2.7%
    Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM, 7.70%,
       8/01/10                                                                                      2,800,000         2,933,252
    Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10               500,000           517,365
    Downtown Phoenix Hotel Corp. Revenue,
       Senior Series A, FGIC Insured, 5.00%, 7/01/36                                               15,000,000        11,329,200
       sub. bond, Series B, FGIC Insured, 5.00%, 7/01/36                                            6,450,000         6,065,322
    Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, NATL
       Insured, ETM, 7.00%, 12/01/16                                                                  300,000           372,897
    Mesa IDAR, Discovery Health System, Series A, NATL Insured, Pre-Refunded,
       5.75%, 1/01/25                                                                              18,000,000        18,255,780
       5.625%, 1/01/29                                                                             12,655,000        12,833,562
    Tucson Water Revenue, Series B, FSA Insured, 5.00%, 7/01/32                                    12,000,000        12,601,320
                                                                                                                ---------------
                                                                                                                     64,908,698
                                                                                                                ---------------
    ARKANSAS 1.3%
    Arkansas State Development Finance Authority Water Revenue, Refunding, Series A, NATL
       Insured, 6.50%, 7/01/10                                                                        415,000           416,710

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Arkansas State University Revenue, Arkansas State University-Beebe, Series B, AMBAC
       Insured, 5.00%,
       12/01/30                                                                                 $   3,250,000   $     3,291,957
       12/01/35                                                                                     3,045,000         2,946,068
    Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA
       Insured, 5.00%, 10/01/35                                                                     5,230,000         5,249,822
    Little Rock School District GO,
       Refunding, Series B, FSA Insured, 5.50%, 2/01/33                                             3,970,000         3,980,044
       Series C, FSA Insured, 5.25%, 2/01/33                                                        7,790,000         7,868,990
    Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%, 12/01/25              1,000,000         1,052,570
    University of Arkansas University Revenues,
       AMBAC Insured, 5.00%, 11/01/36                                                               3,205,000         3,322,271
       Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32                         4,000,000         4,052,080
                                                                                                                ---------------
                                                                                                                     32,180,512
                                                                                                                ---------------
    CALIFORNIA 5.5%
    California State GO,
       Refunding, AMBAC Insured, 5.00%, 2/01/33                                                     7,000,000         6,350,680
       Refunding, NATL Insured, 5.00%, 2/01/31                                                     20,000,000        18,496,800
       Refunding, NATL Insured, 5.00%, 10/01/32                                                     1,910,000         1,747,039
       Various Purpose, 6.00%, 4/01/38                                                             30,000,000        30,468,000
       Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35                                    20,855,000        17,860,430
    Colton Joint USD, GO, Election 2008, Series A, Assured Guaranty, 5.375%, 8/01/34               10,000,000         9,992,400
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20                   13,100,000        13,705,613
    Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34              5,000,000         5,067,700
    Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
       5.50%, 2/01/14                                                                                 200,000           204,798
    Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project,
       Refunding, Assured Guaranty, 5.75%, 8/01/29                                                 13,315,000        13,471,185
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
       NATL Insured, 5.25%, 1/15/30                                                                 4,000,000         3,459,000
    San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
       8/01/22                                                                                     10,000,000        10,445,600
    Val Verde USD, COP, School Construction Project,
       Refunding, Series B, FGIC Insured, 5.00%, 1/01/35                                            1,680,000         1,323,000
       Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35                                           820,000           955,874
                                                                                                                ---------------
                                                                                                                    133,548,119
                                                                                                                ---------------
    COLORADO 4.7%
    Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured, 5.25%,
       10/01/32                                                                                    12,490,000        11,248,244
    Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%, 8/01/39          25,000,000        25,156,500
    Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29                                       3,000,000         3,003,870
    Colorado Health Facilities Authority Revenue,
       Catholic Health Initiatives, Series C-7, FSA Insured, 5.00%, 9/01/36                        20,000,000        20,440,000
       Hospital, Refunding, Series B, FSA Insured, 5.25%, 3/01/36                                  10,000,000         9,942,700
    Colorado State Board of Governors University Enterprise System Revenue, Series A, FGIC
       Insured, 5.00%, 3/01/37                                                                     10,000,000        10,187,800
    Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%,
       11/15/25                                                                                     3,590,000         4,447,328
       11/15/25                                                                                     4,410,000         4,410,794
    Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA Insured,
       5.00%, 12/01/35                                                                             15,000,000        12,114,900
    University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
       5.20%, 11/15/17                                                                              5,425,000         5,441,004
       5.25%, 11/15/22                                                                              7,800,000         7,807,410
                                                                                                                ---------------
                                                                                                                    114,200,550
                                                                                                                ---------------
    CONNECTICUT 0.2%
    Connecticut State Health and Educational Facilities Authority Revenue, Child Care
       Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38                               5,000,000         5,562,500
                                                                                                                ---------------
    DISTRICT OF COLUMBIA 0.8%
    District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16                        125,000           125,944

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1, FSA
       Insured, 5.45%, 7/15/35                                                                  $  20,000,000   $    20,358,200
                                                                                                                ---------------
                                                                                                                     20,484,144
                                                                                                                ---------------
    FLORIDA 14.5%
    Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20                                  1,000,000         1,024,480
    Brevard County Local Option Fuel Tax Revenue, FGIC Insured, 5.00%,
       8/01/32                                                                                     12,440,000        12,486,277
       8/01/37                                                                                     13,000,000        12,750,790
    Broward County HFAR, FSA Insured,
       5.65%, 11/01/22                                                                                405,000           406,316
       5.70%, 11/01/29                                                                                225,000           225,284
    Broward County School Board COP,
       NATL Insured, 5.00%, 7/01/28                                                                 2,000,000         2,026,700
       Series A, FSA Insured, 5.00%, 7/01/22                                                        2,000,000         2,046,500
       Series A, FSA Insured, 5.00%, 7/01/26                                                        2,850,000         2,896,711
       Series A, FSA Insured, 5.00%, 7/01/30                                                        2,000,000         2,036,920
    Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36                              2,000,000         1,833,900
    Celebration CDD, Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19                       195,000           195,088
    Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
       12/01/28                                                                                    11,050,000        11,175,417
       12/01/32                                                                                    13,665,000        13,747,947
    Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida
       Obligated Group, FSA Insured, Pre-Refunded, 5.00%, 8/15/29                                   1,000,000         1,162,190
    Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%, 9/01/29          1,890,000         1,891,417
    Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%, 11/15/32        1,000,000           945,190
    Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27                                1,315,000         1,277,365
    Escambia County HFA, SFMR, Multi-County Program, Refunding, Series A, NATL Insured,
       6.40%, 10/01/30                                                                                 45,000            45,174
    Escambia County Utilities Authority Utility System Revenue,
       FGIC Insured, 5.00%, 1/01/31                                                                 1,775,000         1,786,591
       Refunding, Series B, FGIC Insured, 5.00%, 1/01/22                                            2,000,000         2,047,060
    Florida Gulf Coast University Financing Corp. Capital Improvement Revenue, Housing
       Project, Series A, NATL Insured, 5.00%, 2/01/37                                             10,000,000        10,041,100
    Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36                1,600,000         1,600,384
    Florida HFC Revenue,
       Housing, Logan's Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19                 1,195,000         1,219,139
       Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41                                 1,070,000         1,073,584
    Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
       5.00%, 8/01/32                                                                               3,570,000         3,517,414
    Florida State Board of Education Capital Outlay GO, Public Education,
       Refunding, Series E, FGIC Insured, 5.00%, 6/01/24                                            5,000,000         5,247,050
       Series B, FGIC Insured, 5.00%, 6/01/23                                                       5,395,000         5,645,382
    Florida State Board of Education GO,
       Series C, NATL Insured, 5.00%, 6/01/27                                                       4,245,000         4,382,156
       Series F, NATL Insured, 5.00%, 6/01/28                                                       2,000,000         2,059,360
    Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, Pre-
       Refunded, 5.25%, 7/01/30                                                                     2,000,000         2,077,300
    Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
       8/01/25                                                                                      2,000,000         2,038,980
    Florida State Department of Environmental Protection Preservation Revenue, Florida
       Forever, Series A, NATL Insured, 5.00%, 7/01/21                                              3,000,000         3,106,500
    Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, FGIC
       Insured,  5.25%, 10/01/28                                                                    2,500,000         2,519,350
    Gulf Breeze Revenue, AMBAC Insured, 5.00%, 12/01/32                                             1,205,000         1,049,796
    Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30                                  1,150,000         1,126,793
    Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL
       Insured, 5.00%, 7/01/26                                                                      1,670,000         1,724,024
    Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16           1,090,000         1,091,177
    Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
       10/01/25                                                                                     4,000,000         4,067,160
    Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
       5.00%, 10/01/32                                                                              1,000,000         1,004,110
    Jacksonville Sales Tax Revenue,
       AMBAC Insured, 5.00%, 10/01/30                                                               5,000,000         5,090,550
       Better Jacksonville, NATL Insured, 5.00%, 10/01/30                                           1,500,000         1,527,600

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Jacksonville Transportation Revenue, NATL Insured,
       5.00%, 10/01/26                                                                          $   2,000,000   $     2,031,620
       5.25%, 10/01/29                                                                             11,000,000        11,159,830
    Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
       8/01/25                                                                                      1,000,000         1,000,040
    Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30                           2,080,000         2,061,571
    Lee County Airport Revenue,
       Refunding, FSA Insured, 5.00%, 10/01/33                                                      3,530,000         3,563,500
       Series B, FSA Insured, Pre-Refunded, 5.75%, 10/01/33                                         4,000,000         4,219,960
    Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
       4/01/32                                                                                      1,460,000         1,344,339
       4/01/37                                                                                     11,000,000         9,873,710
    Leon County COP, AMBAC Insured, 5.00%, 7/01/25                                                  8,935,000         9,079,747
    Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34                                             2,595,000         2,650,585
    Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31                             1,500,000         1,525,410
    Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30                              3,000,000         3,009,690
    Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
       Refunding, Series A, CIFG Insured, 5.00%, 10/01/38                                           1,625,000         1,404,975
       Series B, FGIC Insured, 5.75%, 10/01/29                                                      2,500,000         2,539,025
       Series B, FGIC Insured, 5.00%, 10/01/30                                                      3,500,000         3,511,655
    Miami-Dade County GO, Building Better Communities Program, FGIC Insured, 5.00%, 7/01/33         2,000,000         2,035,940
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL
       Insured, 5.00%, 6/01/31                                                                      1,650,000         1,580,815
    Miami-Dade County School Board COP, Series A, FGIC Insured, 5.00%,
       5/01/25                                                                                      5,000,000         5,052,200
       5/01/26                                                                                     17,080,000        17,100,154
       5/01/27                                                                                     10,775,000        10,794,395
    Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31                2,000,000         2,046,520
    Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24                            1,000,000         1,000,470
    Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional
       Healthcare, Series B, FSA Insured, 5.00%, 12/01/32                                           7,000,000         6,776,980
    Orange County School Board COP,
       AMBAC Insured, 5.50%, 8/01/25                                                                1,000,000         1,026,460
       Series A, NATL Insured, 5.00%, 8/01/27                                                      10,000,000        10,148,500
    Orlando-Orange County Expressway Authority Revenue,
       junior lien, FGIC Insured, 6.50%, 7/01/10                                                      100,000           103,154
       junior lien, FGIC Insured, 6.50%, 7/01/12                                                      225,000           250,130
       Series B, AMBAC Insured, 5.00%, 7/01/35                                                     20,000,000        19,771,600
    Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
       12/01/17                                                                                       480,000           482,458
    Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/27         13,000,000        14,450,410
    Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32                   3,000,000         3,012,330
    Palm Beach County IDR, South Florida Fair Project, NATL Insured, 5.50%, 6/01/31                 2,000,000         2,002,100
    Palm Beach County School Board COP, Series A,
       AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24                                                 2,000,000         2,169,500
       FGIC Insured, Pre-Refunded, 6.00%, 8/01/22                                                   3,000,000         3,142,170
    Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32                     2,000,000         1,994,640
    Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%, 12/01/33            2,185,000         2,247,054
    Pembroke Pines Public Improvement Revenue,
       Series A, AMBAC Insured, 5.00%, 10/01/29                                                     2,000,000         2,007,520
       Series B, AMBAC Insured, 5.00%, 10/01/34                                                     2,000,000         2,008,360
    Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
       5.00%, 11/15/30                                                                              4,000,000         4,008,000
    Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32                                     3,000,000         3,082,800
    Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33                            2,000,000         2,009,240
    Polk County School Board COP, Series A, FSA Insured, 5.00%,
       1/01/24                                                                                      5,000,000         5,001,650
       1/01/26                                                                                      1,000,000         1,012,150
    Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
       10/01/30                                                                                     1,000,000         1,005,470
       10/01/34                                                                                     2,000,000         2,008,360
    Port Orange GO, NATL Insured, 5.00%, 4/01/33                                                    1,755,000         1,802,754
    Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34                                    8,420,000         8,454,606
    St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
       Management Benefit, senior lien, Refunding, Series A, NATL Insured, 5.25%, 5/01/25           5,000,000         4,659,350
    St. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%,
       10/01/32                                                                                     2,240,000         2,302,810

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Sumter County School District Revenue, Multi-District Loan Program, FSA Insured, 7.15%,
       11/01/15                                                                                 $     245,000   $       302,230
    Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22                     2,000,000         2,155,320
    Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29             2,000,000         2,184,620
    Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30                                 1,000,000         1,014,570
    University of Central Florida Athletics Assn. Inc. COP, Series A, FGIC Insured, 5.00%,
       10/01/27                                                                                     1,000,000           965,600
       10/01/30                                                                                     1,485,000         1,412,933
    University of Central Florida COP, University of Central Florida Convocation Corp.,
       Series A, FGIC Insured, 5.00%, 10/01/35                                                      1,500,000         1,360,395
    Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical
       University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19                              3,500,000         3,522,750
                                                                                                                ---------------
                                                                                                                    351,661,351
                                                                                                                ---------------
    GEORGIA 5.2%
    Athens Housing Authority Student Housing Lease Revenue, University of Georgia, East
       Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33                                            6,000,000         5,868,720
    Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26         13,750,000        13,943,188
    Atlanta Water and Wastewater Revenue,
       FSA Insured, 5.00%, 11/01/37                                                                15,000,000        14,560,050
       Refunding, Series B, FSA Insured, 5.375%, 11/01/39                                          20,000,000        20,360,400
       Series A, FGIC Insured, 5.00%, 11/01/29                                                      4,750,000         4,758,740
    Brunswick Water and Sewer Revenue, Refunding and Improvement, NATL Insured, 6.10%,
       10/01/14                                                                                     1,535,000         1,699,153
    Bulloch County Development Authority Revenue, Assured Guaranty, 5.25%, 7/01/33                 14,825,000        15,490,346
    Cherokee County Water and Sewer Authority Revenue,
       FGIC Insured, 5.00%, 8/01/27                                                                 1,500,000         1,513,035
       NATL Insured, 6.90%, 8/01/18                                                                    15,000            15,008
    Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31               3,500,000         3,620,260
    Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37              6,450,000         6,657,174
    East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
       5.00%, 2/01/30                                                                              11,360,000         9,283,278
    Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic
       Assn., Refunding, AMBAC Insured, 5.125%, 10/01/32                                            9,000,000         9,122,400
    Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
       Regional Healthcare Systems, NATL Insured, 5.50%, 8/01/19                                   15,000,000        15,222,150
    Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
       2/01/30                                                                                      3,500,000         3,565,380
                                                                                                                ---------------
                                                                                                                    125,679,282
                                                                                                                ---------------
    HAWAII 0.4%
    Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
       5/01/12                                                                                      1,000,000         1,102,740
       5/01/13                                                                                      1,000,000         1,135,110
    Honolulu City and County GO, Refunding, Series C, FGIC Insured, 5.00%, 7/01/20                  6,250,000         6,327,250
    Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23                          1,755,000         1,822,094
                                                                                                                ---------------
                                                                                                                     10,387,194
                                                                                                                ---------------
    ILLINOIS 1.1%
    Illinois Health Facilities Authority Revenue,
       Northwestern Medical Facility Foundation, Refunding, NATL Insured, 5.125%, 11/15/28          5,000,000         4,456,500
       Series B, FSA Insured, ETM, 7.75%, 8/15/10                                                      50,000            52,628
    Illinois State Finance Authority Revenue, Edward Hospital, Series A, AMBAC Insured,
       5.50%, 2/01/40                                                                               4,000,000         3,824,160
    Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
       Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27                        4,225,000         4,226,352
    Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20               300,000           366,876
    Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy
       District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41                                 7,000,000         6,923,420
    St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source,
       Refunding, AMBAC Insured, 5.125%, 1/01/28                                                    7,135,000         7,508,018
                                                                                                                ---------------
                                                                                                                     27,357,954
                                                                                                                ---------------
    INDIANA 0.5%
    Indiana Health and Educational Facilities Finance Authority Revenue, St. Francis,
       Series E, FSA Insured, 5.25%, 5/15/41                                                        3,750,000         3,721,350

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
       Assured Guaranty, 5.50%, 1/01/38, 5.50%, 1/01/38                                         $   8,650,000   $     9,268,475
                                                                                                                ---------------
                                                                                                                     12,989,825
                                                                                                                ---------------
    KANSAS 0.7%
    Overland Park Development Corp. Revenue, second tier, Convention, Refunding, Series B,
       AMBAC Insured, 5.125%, 1/01/32                                                              20,000,000        17,698,800
                                                                                                                ---------------
    KENTUCKY 1.8%
    Kentucky Economic Development Finance Authority Health System Revenue, Norton
       Healthcare Inc.,
       Refunding, Series C, NATL Insured, 6.05%, 10/01/20                                           8,505,000         8,714,648
       Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20                                        4,255,000         5,023,155
       Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26                                       12,195,000        14,441,807
    Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
       Series A, NATL Insured, 5.00%, 9/01/37                                                      10,000,000         9,954,600
    Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System
       Revenue, Series A, NATL Insured, 5.50%, 5/15/34                                              5,000,000         5,192,200
                                                                                                                ---------------
                                                                                                                     43,326,410
                                                                                                                ---------------
    LOUISIANA 1.8%
    Louisiana Local Government Environmental Facilities and CDA Revenue,
       LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26                  2,750,000         2,882,578
       Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31           5,480,000         5,494,193
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2,
       Assured Guaranty, 6.75%, 6/01/26                                                            21,000,000        24,113,250
    Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27             10,000,000        10,256,600
                                                                                                                ---------------
                                                                                                                     42,746,621
                                                                                                                ---------------
    MAINE 1.0%
    Maine Educational Loan Authority Student Loan Revenue, A, Series A-3, Assured Guaranty,
       5.875%, 12/01/39                                                                            23,000,000        24,503,050
    Maine State Health and Higher Educational Facilities Authority Revenue, Series C, FSA
       Insured, 6.20%, 7/01/25                                                                        100,000           100,016
                                                                                                                ---------------
                                                                                                                     24,603,066
                                                                                                                ---------------
    MARYLAND 1.6%
    Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32       10,000,000         8,230,700
    Baltimore Project Revenue, Water Projects, Refunding, Series A, FGIC Insured, 5.125%,
       7/01/42                                                                                     11,000,000        11,154,440
    Baltimore Revenue, Water Projects, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30          5,880,000         6,067,278
    Maryland State Health and Higher Educational Facilities Authority Revenue,
       LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34                               9,000,000         9,056,070
       University of Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22                  200,000           236,580
       Western Maryland Health, Series A, NATL Insured, 5.00%, 7/01/34                              5,000,000         5,010,900
                                                                                                                ---------------
                                                                                                                     39,755,968
                                                                                                                ---------------
    MASSACHUSETTS 3.9%
    Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute,
       NATL Insured, 5.00%, 9/01/47                                                                25,050,000        24,921,493
    Massachusetts State GO, Consolidated Loan, Series D, NATL Insured,
       ETM, 5.00%, 8/01/27                                                                          3,535,000         3,905,362
       Pre-Refunded, 5.00%, 8/01/27                                                                   855,000           944,578
    Massachusetts State Health and Educational Facilities Authority Revenue,
       CareGroup Issue, Refunding, Series A, NATL Insured, 5.00%, 7/01/25                           3,880,000         3,793,631
       CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25                          750,000           853,253
       Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28                          4,415,000         4,226,568
       Emmanuel College, NATL Insured, 5.00%, 7/01/37                                              21,685,000        20,417,729
       Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18                                3,000,000         3,002,820
       Partners Healthcare System, Series A, NATL Insured, 5.375%, 7/01/24                          9,485,000         9,513,455
       Simmons College, Series C, NATL Insured, 5.125%, 10/01/28                                    4,260,000         4,176,504
    Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, Refunding,
       Series B, NATL Insured, 5.125%, 1/01/37                                                      2,100,000         2,110,647
    Massachusetts State Water Resources Authority Revenue, Refunding, Series J, FSA Insured,
       5.00%, 8/01/32                                                                              16,250,000        16,507,725
                                                                                                                ---------------
                                                                                                                     94,373,765
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    MICHIGAN 10.4%
    Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%, 11/01/33  $   8,135,000   $     8,366,278
    Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32                   8,650,000         8,658,304
    Detroit City School District GO, School Building and Site Improvement, Series A, FSA
       Insured, Pre-Refunded, 5.125%, 5/01/31                                                       6,500,000         7,169,955
    Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/21                       12,390,000        10,184,456
    Detroit Sewer Disposal System Revenue,
       second lien, Series B, NATL Insured, 5.00%, 7/01/36                                         15,000,000        12,901,050
       senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32                                2,905,000         2,747,055
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31                           6,000,000         6,416,820
       senior lien, Series B, FSA Insured, 7.50%, 7/01/33                                           6,000,000         6,966,420
    Detroit Water Supply System Revenue,
       second lien, Series B, FSA Insured, 7.00%, 7/01/36                                           5,000,000         5,521,000
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33                           10,185,000        10,879,108
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33                            9,815,000        10,524,134
       senior lien, Series A, FSA Insured, 5.00%, 7/01/34                                           7,040,000         6,491,232
       senior lien, Series A, NATL Insured, 5.00%, 7/01/34                                         10,150,000         9,178,950
    Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34                     18,285,000        18,658,745
    Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital,
       Series A, AMBAC Insured, 5.25%, 6/01/17                                                        500,000           482,300
    Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, NATL
       Insured, 5.00%, 10/01/23                                                                     5,095,000         5,218,910
    Michigan State Building Authority Revenue, Refunding, Series IA,
       FGIC Insured, 5.00%, 10/15/36                                                               10,000,000         9,462,700
       FSA Insured, 5.00%, 10/15/36                                                                28,895,000        27,342,472
    Michigan State Hospital Finance Authority Revenue,
       Hospital, Botsford Obligated Group, Refunding, Series A, NATL Insured, 5.25%, 2/15/22        2,000,000         1,914,680
       Oakwood Obligated Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31                   10,000,000        10,018,400
       Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36                           13,000,000        11,653,720
       St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13                 2,085,000         2,204,825
       Trinity Health Credit Group, Series A, 6.50%, 12/01/33                                      25,000,000        26,883,750
    Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution
       Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%,
       5/01/21                                                                                        250,000           302,050
    Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
       Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32             10,000,000        10,049,800
    Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30        15,000,000        16,245,450
       Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
       Series M, NATL Insured, 5.25%, 11/15/31                                                      4,000,000         3,584,640
    Saginaw Valley State University Revenue, General, Refunding, AMBAC Insured, 5.30%,
       7/01/28                                                                                      3,400,000         3,403,434
                                                                                                                ---------------
                                                                                                                    253,430,638
                                                                                                                ---------------
    MINNESOTA 1.4%
    Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26                                  2,475,000         2,590,756
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond,
       Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35                                          15,000,000        14,978,100
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
       Refunding, Series A, NATL Insured, 5.75%, 11/15/26                                             180,000           180,511
    Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22           175,000           175,254
    Sauk Rapids ISD No. 047 GO, Series A, NATL Insured, 5.75%, 2/01/26                             11,850,000        12,489,426
    Woodbury COP, Series A, AMBAC Insured, Pre-Refunded, 5.35%, 2/01/21                             2,915,000         2,938,786
                                                                                                                ---------------
                                                                                                                     33,352,833
                                                                                                                ---------------
    MISSISSIPPI 0.4%
    Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
       Series A, FGIC Insured, ETM, 8.50%, 2/01/13                                                    200,000           235,518
    Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series
       A, XLCA Insured, 5.00%, 3/01/36                                                             10,915,000         9,866,505
                                                                                                                ---------------
                                                                                                                     10,102,023
                                                                                                                ---------------
    MISSOURI 0.9%
    Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales
       Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%, 10/01/39             6,000,000         5,971,920
    Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       St. Luke's Health System, Series B, 5.50%, 11/15/35                                         15,000,000        15,329,100
                                                                                                                ---------------
                                                                                                                     21,301,020
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    NEBRASKA 1.1%
    Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL
       Insured, ETM, 6.70%, 6/01/22                                                             $   2,500,000   $     3,137,700
       Lincoln Electric System Revenue, FSA Insured, 4.75%, 9/01/35                                23,500,000        23,781,060
                                                                                                                ---------------
                                                                                                                     26,918,760
                                                                                                                ---------------
    NEVADA 0.2%
    Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17                                          250,000           299,247
    Clark County School District GO, Series A, NATL Insured, 7.00%, 6/01/10                         4,000,000         4,129,240
                                                                                                                ---------------
                                                                                                                      4,428,487
                                                                                                                ---------------
    NEW JERSEY 2.2%
    Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC
       Insured, 6.00%, 12/01/20                                                                     2,390,000         2,392,939
    Middlesex County COP, NATL Insured, 5.30%, 6/15/29                                              3,575,000         3,582,829
    New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, NATL Insured,
       5.00%, 9/01/34                                                                               1,500,000         1,501,020
    New Jersey EDA Revenue,
       Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29                      3,450,000         3,459,660
       Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34                     21,250,000        21,387,487
       Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28                            4,000,000         4,062,160
    New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
       Series A, 6.00%, 12/15/38                                                                   15,000,000        16,607,850
    New Jersey State Turnpike Authority Turnpike Revenue,
       2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16                                        50,000            57,037
       2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16                                              20,000            23,839
       Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16                                          230,000           274,151
                                                                                                                ---------------
                                                                                                                     53,348,972
                                                                                                                ---------------
    NEW YORK 2.9%
    Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10                     900,000           929,565
    MTA Revenue, Series B, NATL Insured, 5.00%, 11/15/28                                           20,000,000        20,430,200
    MTA Service Contract Revenue, Series B, NATL Insured, 5.00%, 1/01/31                            7,000,000         7,077,280
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Refunding, Series B, NATL Insured, 5.00%, 8/01/32                                            2,230,000         2,276,919
       Series A, FGIC Insured, 5.125%, 8/01/33                                                     14,590,000        14,928,342
    New York State Dormitory Authority Revenue, Mental Health Services Facilities
       Improvement, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/15/31                            5,935,000         6,412,649
    New York State Dormitory Authority Revenues,
       State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL
          Insured, 5.25%, 8/15/31                                                                   5,530,000         5,557,207
       State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL
          Insured, Pre-Refunded, 5.25%, 8/15/31                                                     3,535,000         3,819,497
       Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25                                       4,000,000         4,012,560
    Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured, 5.00%, 11/15/32       5,000,000         5,100,050
                                                                                                                ---------------
                                                                                                                     70,544,269
                                                                                                                ---------------
    NORTH CAROLINA 0.6%
    North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project, AMBAC
       Insured, 5.00%, 6/01/17                                                                      5,000,000         5,003,650
    North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, NATL Insured, ETM,
       6.50%, 1/01/10                                                                                  20,000            20,097
    Raleigh-Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
       11/01/25                                                                                     5,000,000         5,105,600
       11/01/31                                                                                     4,000,000         4,040,520
                                                                                                                ---------------
                                                                                                                     14,169,867
                                                                                                                ---------------
    NORTH DAKOTA 1.2%
    Cass County Health Facilities Revenue, Health Care, Essential Obligation, Series D,
       Assured Guaranty, 5.00%, 2/15/40                                                            31,970,000        30,118,298
                                                                                                                ---------------
    OHIO 2.8%
    Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
       12/01/33                                                                                     5,000,000         5,048,600
    Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31                        13,780,000        13,673,067

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

   Fairview Park City School District GO, School Improvement, NATL Insured, 5.00%,
       12/01/29                                                                                 $   1,460,000   $     1,499,478
       12/01/33                                                                                     2,000,000         2,021,040
    Jefferson Area Local School District GO, School Facilities Construction and Improvement,
       FGIC Insured, 5.00%, 12/01/31                                                                4,085,000         4,147,664
    Licking Heights Local School District GO, School Facilities Construction and Improvement,
       Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28                                       3,465,000         3,646,289
    Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC
       Insured, 5.375%, 11/15/29                                                                    5,000,000         5,003,050
    Medina City School District GO, FGIC Insured, Pre-Refunded                                      7,500,000         7,500,000
    Olentangy Local School District GO, School Facilities Construction and Improvement,
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32                                       11,450,000        13,352,876
    Reynoldsburg City School District GO, School Facilities Construction and Improvement, FSA
       Insured, 5.00%, 12/01/31                                                                     4,000,000         4,101,160
    Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23                3,860,000         4,274,641
    Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
       5.00%, 12/01/32                                                                              4,000,000         4,057,760
                                                                                                                ---------------
                                                                                                                     68,325,625
                                                                                                                ---------------
    OKLAHOMA 0.0%(a)
    McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23                                 300,000           327,399
                                                                                                                ---------------
    OREGON 0.4%
    Ontario Catholic Health Revenue, Holy Rosary Medical Center, NATL Insured, 5.50%,
       11/15/12                                                                                       435,000           435,474
    Oregon Health and Science University Revenue,
       Refunding, Series B, NATL Insured, 5.25%, 7/01/15                                              460,000           460,106
       Series A, NATL Insured, 5.00%, 7/01/32                                                       8,000,000         7,515,520
                                                                                                                ---------------
                                                                                                                      8,411,100
                                                                                                                ---------------
    PENNSYLVANIA 2.4%
    Allegheny County Hospital Development Authority Revenue, Health System, Series A, NATL
       Insured, Pre-Refunded, 6.50%, 11/15/30                                                      10,000,000        10,782,100
    Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project,
       Assured Guaranty,
       5.875%, 11/15/29                                                                             1,000,000         1,040,140
       6.125%, 11/15/39                                                                             3,000,000         3,091,950
       6.25%, 11/15/44                                                                              2,500,000         2,579,100
    Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
       9/01/19                                                                                        500,000           607,715
    Pennsylvania State Public School Building Authority Lease Revenue, School District of
       Philadelphia Project, Refunding, Series B, FSA Insured, 4.75%, 6/01/30                       6,000,000         5,801,520
    Pennsylvania State Turnpike Commission Turnpike Revenue,
       Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38                       10,000,000        11,038,400
       sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39                                       10,000,000         9,932,800
    Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
       5.00%, 8/01/32                                                                               4,000,000         4,039,680
    Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, Pre-Refunded, 5.25%,
       11/01/24                                                                                     2,000,000         2,243,260
    Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
       Tax, AMBAC Insured, 5.25%, 2/01/31                                                           6,000,000         5,827,920
    Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14                    55,000            63,596
                                                                                                                ---------------
                                                                                                                     57,048,181
                                                                                                                ---------------
    RHODE ISLAND 0.5%
    Rhode Island Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System,
       NATL Insured, 5.80%, 9/01/22                                                                 7,785,000         7,468,229
    Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp.
       Project, CIFG Insured, 5.00%, 7/01/31                                                        5,730,000         5,517,474
    Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
       Lifespan Obligated Group, Refunding, NATL Insured, 5.75%, 5/15/23                              100,000           100,858
                                                                                                                ---------------
                                                                                                                     13,086,561
                                                                                                                ---------------
    SOUTH CAROLINA 1.9%
    Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%, 1/01/21         200,000           226,894
    Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
       Series A, FSA Insured, ETM, 7.125%, 7/01/17                                                  2,020,000         2,372,995

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
       Project, FSA Insured, 5.00%, 12/01/31                                                    $  17,800,000   $    18,051,514
    South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series
       A, FSA Insured, 5.00%, 8/01/35                                                              20,000,000        19,827,200
    South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
       Series A, AMBAC Insured, 5.20%, 11/01/27                                                     5,000,000         5,172,900
                                                                                                                ---------------
                                                                                                                     45,651,503
                                                                                                                ---------------
    SOUTH DAKOTA 0.3%
    Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18                                        5,000,000         5,104,900
    South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16                              2,720,000         3,106,240
                                                                                                                ---------------
                                                                                                                      8,211,140
                                                                                                                ---------------
    TENNESSEE 0.5%
    Johnson City Health and Educational Facilities Board Hospital Revenue,
       Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28        8,500,000         8,568,170
       Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25                                        2,780,000         2,802,157
                                                                                                                ---------------
                                                                                                                     11,370,327
                                                                                                                ---------------
    TEXAS 6.3%
    Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
       5.125%, 5/15/27                                                                             11,125,000        11,457,860
       5.25%, 5/15/31                                                                               5,000,000         5,146,900
    Bell County Health Facilities Development Corp. Revenue, Hospital, Cook Children's
       Medical Center, Refunding, FSA Insured, 5.30%, 12/01/23                                      5,000,000         5,017,600
    Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
       6.30%, 1/01/17                                                                               9,355,000        10,698,752
    Dallas-Fort Worth International Airport Revenue,
       Joint, Series A, FGIC Insured, 6.00%, 11/01/21                                               2,210,000         2,212,033
       Refunding and Improvement, Joint, Series A, FGIC Insured, 5.625%, 11/01/21                  12,000,000        12,235,200
    Harris County Hospital District Mortgage Revenue,
       AMBAC Insured, ETM, 7.40%, 2/15/10                                                              50,000            50,706
       Refunding, AMBAC Insured, 7.40%, 2/15/10                                                       265,000           268,559
    Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured,
       5.25%, 2/15/37                                                                              10,250,000         9,833,953
    Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured,
       5.25%, 11/15/30                                                                             21,325,000        19,961,479
    Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29         1,000,000         1,014,260
    Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
       Refunding,
       Series A, NATL Insured, 5.25%, 11/01/29                                                      3,185,000         2,841,498
       Series B, NATL Insured, 5.15%, 11/01/29                                                      2,750,000         2,650,368
    North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34        20,000,000        20,920,400
    North Harris County Regional Water Authority Revenue, senior lien, FGIC Insured, 5.00%,
       12/15/33                                                                                    10,000,000         9,862,200
    Palestine ISD, GO, School Building, Assured Guaranty, 5.50%, 2/15/39                           12,530,000        13,318,889
    Pflugerville GO, FGIC Insured,
       5.25%, 8/01/27                                                                               3,320,000         3,440,582
       5.20%, 8/01/32                                                                               3,000,000         3,067,800
    Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34                  11,375,000        11,581,001
    Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris
       Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24                                   3,250,000         3,997,175
    United ISD, GO, 5.125%, 8/15/26                                                                 3,000,000         3,124,410
                                                                                                                ---------------
                                                                                                                    152,701,625
                                                                                                                ---------------
    UTAH 0.4%
    Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15                      30,000            37,053
    Utah County Hospital Revenue, IHC Health Services Inc., NATL Insured, ETM, 5.25%,
       8/15/21                                                                                      5,000,000         5,043,700
       8/15/26                                                                                      5,000,000         5,008,350
                                                                                                                ---------------
                                                                                                                     10,089,103
                                                                                                                ---------------
    VIRGINIA 0.5%
    Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series
       B, FSA Insured, 5.00%, 4/01/35                                                               5,000,000         5,089,150
    Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28        3,510,000         3,654,121

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University
       Project, NATL Insured,
       5.00%, 10/01/18                                                                          $   1,000,000   $     1,005,710
       5.25%, 10/01/28                                                                              1,420,000         1,393,261
                                                                                                                ---------------
                                                                                                                     11,142,242
                                                                                                                ---------------
    WASHINGTON 2.6%
    King County Sewer Revenue, Refunding,
       Second Series, FSA Insured, 5.00%, 1/01/36                                                   5,000,000         5,140,750
       Series A, FGIC Insured, 5.00%, 1/01/35                                                       6,420,000         6,520,537
    Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
       6.65%, 1/01/16                                                                               4,250,000         5,115,343
    Washington State GO, Various Purpose, Series C, FSA Insured, Pre-Refunded, 5.25%, 1/01/26       6,000,000         6,317,340
    Washington State Health Care Facilities Authority Revenue,
       MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39                          1,500,000         1,576,380
       Providence Health, Refunding, Series D, FSA Insured, 5.25%, 10/01/33                        18,000,000        18,213,480
       Series B, NATL Insured, 5.00%, 2/15/27                                                       6,320,000         5,877,663
       Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28                          13,000,000        13,044,850
                                                                                                                ---------------
                                                                                                                     61,806,343
                                                                                                                ---------------
    WEST VIRGINIA 0.5%
    Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL
       Insured, 5.00%, 6/01/35                                                                      7,445,000         7,448,499
    West Virginia State Water Development Authority Water Development Revenue, Loan Program
       II, Refunding, Series C-II, FGIC Insured, 5.00%, 11/01/36                                    5,000,000         5,055,850
                                                                                                                ---------------
                                                                                                                     12,504,349
                                                                                                                ---------------
    WISCONSIN 2.5%
    Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, FGIC
       Insured, 6.90%, 8/01/21                                                                      3,000,000         3,759,540
    Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36            20,000,000        22,086,200
    Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Medical Group
       Incorporate Project, FSA Insured, 5.75%, 11/15/25                                           34,730,000        34,764,383
                                                                                                                ---------------
                                                                                                                     60,610,123
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $2,299,605,496)                                     2,316,780,439
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 3.3%
    MUNICIPAL BONDS 3.3%
    CALIFORNIA 0.1%
(b) California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and
       Put, 0.20%, 11/01/26                                                                         3,075,000         3,075,000
                                                                                                                ---------------
    COLORADO 0.3%
(b) Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
       Federation Bond Program, Series A-10, Daily VRDN and Put, 0.23%, 9/01/37                     6,600,000         6,600,000
                                                                                                                ---------------
    KENTUCKY 0.2%
(b) Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist
       Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.19%, 8/15/38                 5,050,000         5,050,000
                                                                                                                ---------------
    LOUISIANA 0.1%
(b) Louisiana Public Facilities Authority Hospital Revenue, Franciscan, Refunding, Series D,
    Daily VRDN and Put, 0.24%, 7/01/28                                                              2,800,000         2,800,000
                                                                                                                ---------------
    MARYLAND 0.0%
(b) Maryland State EDC, EDR, U.S. Pharmacopeial, Refunding, Series A, Daily VRDN and Put,
       0.23%, 7/01/38                                                                                 800,000           800,000
                                                                                                                ---------------
    MASSACHUSETTS 0.4%
(b) Massachusetts State Health and Educational Facilities Authority Revenue,
       Baystate Medical Center, Series J-2, Daily VRDN and Put, 0.19%, 7/01/44                      2,600,000         2,600,000

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(b) Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.19%, 8/15/34                 $   6,500,000   $     6,500,000
                                                                                                                ---------------
                                                                                                                      9,100,000
                                                                                                                ---------------
    MISSOURI 0.5%
(b) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
       Foundation, Refunding, Series A, Daily VRDN and Put, 0.19%, 12/01/37                         2,500,000         2,500,000
(b) Missouri State Health and Educational Facilities Authority Educational Facilities
       Revenue, St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.19%,
       10/01/35                                                                                     8,810,000         8,810,000
(b) Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       Sisters Mercy Health, Refunding, Series A, Daily VRDN and Put, 0.19%, 6/01/16                1,390,000         1,390,000
                                                                                                                ---------------
                                                                                                                     12,700,000
                                                                                                                ---------------
    NEW HAMPSHIRE 0.4%
(b) New Hampshire Health and Education Facilities Authority Revenue,
       Dartmouth College, Refunding, Series B, Daily VRDN and Put, 0.20%, 6/01/41                   8,400,000         8,400,000
       University of North New Hampshire, Daily VRDN and Put, 0.19%, 7/01/33                        1,500,000         1,500,000
                                                                                                                ---------------
                                                                                                                      9,900,000
                                                                                                                ---------------
    NEW JERSEY 0.3%
(b) New Jersey EDA Natural Gas Facilities Revenue, NUI Corp., Series A, Daily VRDN and Put,
       0.27%, 6/01/26                                                                               3,900,000         3,900,000
(b) New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub Series R-1,
       Daily VRDN and Put, 0.18%, 9/01/31                                                           3,800,000         3,800,000
                                                                                                                ---------------
                                                                                                                      7,700,000
                                                                                                                ---------------
    NEW YORK 0.1%
(b) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put, 0.22%,
       11/01/39                                                                                     1,600,000         1,600,000
                                                                                                                ---------------
    NORTH CAROLINA 0.3%
(b) Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare
       System, Refunding, Series C, Daily VRDN and Put, 0.22%, 1/15/26                              3,400,000         3,400,000
(b) North Carolina Medical Care Commission Health Care Facilities Revenue, Cleveland County
       Health, Daily VRDN and Put, 0.23%, 1/01/33                                                   2,700,000         2,700,000
                                                                                                                ---------------
                                                                                                                      6,100,000
                                                                                                                ---------------
    OHIO 0.6%
(b) Allen County Hospital Facilities Revenue, Catholic HealthCare, Series A, Daily VRDN and
       Put, 0.21%, 10/01/31                                                                         5,100,000         5,100,000
(b) Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub
       Series B-1, Daily VRDN and Put, 0.19%, 1/01/39                                               9,100,000         9,100,000
                                                                                                                ---------------
                                                                                                                     14,200,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $79,625,000)                                                                  79,625,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $2,379,230,496) 98.7%                                                                 2,396,405,439
    OTHER ASSETS, LESS LIABILITIES 1.3%                                                                              32,181,125
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 2,428,586,564
                                                                                                                ---------------

(a)  Rounds to less than 0.1% of net assets.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BIG Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name; on February 18, 2009, most MBIA Insured were replaced with NATL Insured through a spin-off.)
CDA     Community Development Authority/Agency
CDD     Community Development District
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
EDA     Economic Development Authority
EDC     Economic Development Corp.
EDR     Economic Development Revenue
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GO      General Obligation
HFA     Housing Finance Authority/Agency
HFAR    Housing Finance Authority Revenue
HFC     Housing Finance Corp.
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
IDR     Industrial Development Revenue
ISD     Independent School District
MFHR    Multi-Family Housing Revenue
MFMR    Multi-Family Mortgage Revenue
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
PCFA    Pollution Control Financing Authority
PCR     Pollution Control Revenue
PUD     Public Utility District
RDA     Redevelopment Agency/Authority
RMR     Residential Mortgage Revenue
SFMR    Single Family Mortgage Revenue
USD     Unified/Union School District
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Kentucky Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 97.9%
    KENTUCKY 89.0%
    Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%,
       2/01/34                                                                                  $   1,065,000   $     1,090,624
    Boone County GO, Public Project, 5.00%,
       4/01/20                                                                                      1,310,000         1,381,434
       4/01/21                                                                                      1,000,000         1,050,820
    Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A, FGIC
       Insured, 4.70%, 1/01/28                                                                      3,000,000         2,981,820
    Boone Florence Water Commission Water Supply Systems
       Revenue, Refunding, FGIC Insured, 5.00%,
       12/01/22                                                                                     1,200,000         1,234,104
       12/01/27                                                                                     2,000,000         2,039,080
    Bowling Green GO, Project, Series A, 5.00%, 6/01/38                                             5,000,000         5,153,500
    Bowling Green ISD Finance Corp. School Building Revenue, 5.75%, 1/01/20                         1,140,000         1,153,543
    Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%, 6/01/32           1,500,000         1,551,120
    Campbell and Kenton Counties Sanitation District No. 1 Sanitation
       District Revenue,
       NATL Insured, 5.00%, 8/01/37                                                                 2,500,000         2,580,100
       Series A, FSA Insured, 5.00%, 8/01/19                                                        1,500,000         1,558,740
       Series A, FSA Insured, 5.00%, 8/01/24                                                        2,000,000         2,063,180
    Campbell County School District Finance Corp. School Building Revenue, FSA Insured,
       5.00%, 8/01/26                                                                               2,845,000         3,040,651
    Christian County Hospital Revenue, Jennie Stuart Medical Center, Refunding, Assured
       Guaranty, 5.50%, 2/01/36                                                                     3,000,000         3,107,430
    Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities
       Project, Pre-Refunded, 5.125%, 8/01/20                                                       1,015,000         1,069,160
    Fayette County School District Finance Corp. School Building Revenue, Series A, AMBAC
       Insured, 5.25%, 4/01/20                                                                      2,160,000         2,235,427
    Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32                            1,000,000         1,019,510
    Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
       Refunding, Series A, NATL Insured, 6.10%, 1/01/24                                              290,000           290,270
    Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded, 5.75%,
       2/01/20                                                                                      1,500,000         1,528,200
    Henry County Water District No. 2 Water Revenue, Refunding, NATL Insured, 4.75%, 1/01/28        2,035,000         2,055,818
    Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
       Refunding, AMBAC Insured, 5.75%, 1/01/26                                                     1,000,000           999,940
    Jefferson County School District Finance Corp. School Building
       Revenue, Series A,
       FSA Insured, Pre-Refunded, 5.25%, 7/01/18                                                    1,500,000         1,520,850
       NATL Insured, 4.75%, 6/01/27                                                                 2,440,000         2,523,936
    Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series
       L, XLCA Insured, 5.00%, 11/01/29                                                             1,000,000         1,051,610
    Kentucky Area Development Districts Financing Trust Lease
       Program Revenue, City of Ewing,
       Series A, Pre-Refunded, 6.00%, 6/01/30                                                       2,000,000         2,094,360
       Series C, 6.00%, 6/01/30                                                                     1,285,000         1,306,961
       Series E, 5.70%, 6/01/22                                                                     1,000,000         1,040,060
    Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky,
    Project Notes, FGIC Insured, 5.00%, 10/01/25                                                    3,000,000         3,154,410
    Kentucky Economic Development Finance Authority Health
       System Revenue, Norton Healthcare Inc.,
       Refunding, Series C, NATL Insured, 6.15%, 10/01/24                                             160,000           164,616
       Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/24                                          245,000           290,139
       Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/25                                          935,000         1,107,264
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22                  2,000,000         1,669,760
    Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding,
      Series A, 5.00%, 5/01/29                                                                      4,000,000         4,002,800
    Kentucky Economic Finance Authority Louisville Arena Project Revenue, Louisville Arena,
       Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33                                            2,000,000         2,175,980
    Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32                                2,000,000         1,761,720
    Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
       6/01/19                                                                                      1,140,000         1,166,687
       6/01/20                                                                                      1,250,000         1,271,775
       6/01/21                                                                                      1,190,000         1,209,683

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Kentucky Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Kentucky Rural Water Finance Corp. Public Project Revenue,
       Flexible Term Program, Series A, 5.00%, 2/01/26                                          $   1,055,000   $     1,087,927
       Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34                                  1,500,000         1,528,575
    Kentucky State Municipal Power Agency Power System Revenue,
       Prairie State Project, Series A, NATL Insured, 5.00%,
       9/01/32                                                                                      5,000,000         5,060,500
       9/01/37                                                                                      4,250,000         4,230,705
    Kentucky State Property and Buildings Commission Revenues,
       Project No. 62, Refunding, Second Series, 5.25%, 10/01/18                                    3,000,000         3,076,830
       Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21                          2,300,000         2,469,395
       Project No. 77, NATL Insured, Pre-Refunded, 5.00%, 8/01/23                                   1,100,000         1,256,497
       Project No. 90, Refunding, 5.50%, 11/01/28                                                   5,000,000         5,482,750
    Kentucky State Turnpike Authority Economic Development Road
       Revenue, Revitalization Projects,
       Refunding, Series A, 5.00%, 7/01/27                                                          1,500,000         1,591,185
       Refunding, Series A, 5.00%, 7/01/28                                                          1,000,000         1,054,140
       Refunding, Series A, 5.00%, 7/01/29                                                          1,000,000         1,052,040
       Series A, AMBAC Insured, 5.00%, 7/01/25                                                      1,500,000         1,575,045
    Lawrenceburg Water and Sewer Revenue, NATL Insured, 5.00%, 10/01/28                             1,730,000         1,740,657
    Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series
       A, 5.00%, 7/01/27                                                                            4,000,000         4,227,440
    Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine
    University, Refunding and Improvement, Series A, 6.00%, 5/01/38                                 2,500,000         2,456,350
    Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish
       Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37                  2,000,000         2,087,800
    Louisville and Jefferson County Metropolitan Government Industrial Building Revenue,
       Sisters of Mercy, Cincinnati, 5.00%, 10/01/35                                                1,500,000         1,300,650
    Louisville and Jefferson County Metropolitan Sewer District Sewer
       and Drainage System Revenue, Series A,
       AMBAC Insured, 5.00%, 5/15/36                                                                3,000,000         3,027,900
       FGIC Insured, 5.00%, 5/15/30                                                                 2,625,000         2,632,061
       FGIC Insured, 5.00%, 5/15/38                                                                 3,000,000         3,027,900
    Louisville and Jefferson County Student Housing Revenue,
       University of Louisville, Phase 3-A,
       AMBAC Insured, 5.00%, 6/01/34                                                                3,755,000         3,839,976
       Series A, AMBAC Insured, 5.00%, 6/01/25                                                      1,000,000         1,051,400
    Louisville Parking Authority of River City Revenue, NATL Insured, 5.00%, 6/01/29                3,290,000         3,363,433
    Louisville Regional Airport Authority Airport System Revenue, FSA Insured, 5.50%, 7/01/38       3,000,000         2,907,480
    Louisville Water Works Board Water System Revenue, Louisville
       Water Co., Refunding, FSA Insured,
       5.25%, 11/15/24                                                                              2,500,000         2,551,300
       5.50%, 11/15/25                                                                              2,000,000         2,054,420
    Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital, 5.125%,
       8/01/37                                                                                      3,000,000         2,503,350
    Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27                                1,500,000         1,530,900
    Northern Kentucky Water Service District Revenue, NATL Insured, 4.875%, 2/01/20                 1,270,000         1,272,629
    Oldham County School District Finance Corp. School Building Revenue, NATL Insured,
       5.00%, 5/01/24                                                                               5,680,000         5,987,288
    Owen County Waterworks System Revenue,
       American Water Co. Project, Series A, 6.25%, 6/01/39                                         2,000,000         2,111,300
       Various, American Water Co., Series B, 5.625%, 9/01/39                                       2,000,000         2,012,480
    Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35               3,000,000         3,148,680
    Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37             1,500,000         1,538,850
    Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility,
       6.00%, 12/01/28                                                                              1,000,000         1,153,920
    Russell Health System Revenue, Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15               770,000           772,903
    Trimble County Environmental Facilities Revenue, Trimble County
       Environmental Facility,
       AMBAC Insured, 6.00%, 3/01/37                                                                5,000,000         4,986,150
       Refunding, AMBAC Insured, 4.60%, 6/01/33                                                     3,750,000         3,349,462
    Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding,
       Series A, 5.00%, 8/01/29                                                                     1,000,000           917,790
                                                                                                                ---------------
                                                                                                                    163,717,140
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Kentucky Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    U.S. TERRITORIES 8.9%
    PUERTO RICO 8.9%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.375%, 5/15/33                                                               $   1,580,000   $     1,541,906
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.125%, 7/01/31                                                                              3,125,000         2,970,312
       Pre-Refunded, 5.125%, 7/01/31                                                                1,875,000         2,012,963
    Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue,
       Series D, Pre-Refunded, 5.375%, 7/01/36                                                      2,500,000         2,777,625
       Series K, 5.00%, 7/01/27                                                                     3,000,000         2,795,070
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.25%, 7/01/36                                                            455,000           429,497
       Refunding, Series N, 5.00%, 7/01/32                                                          3,000,000         2,682,720
       Series D, Pre-Refunded, 5.25%, 7/01/36                                                         995,000         1,099,654
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                           16,309,747
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $177,490,273)                                         180,026,887
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 0.5%
    MUNICIPAL BONDS 0.5%
    KENTUCKY 0.5%
(a) Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding,
       Series B, Daily VRDN and Put, 0.19%, 7/01/38                                                   400,000           400,000
(a) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.19%, 9/01/34                         550,000           550,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $950,000)                                                                        950,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $178,440,273) 98.4%                                                                     180,976,887
    OTHER ASSETS, LESS LIABILITIES 1.6%                                                                               2,897,695
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   183,874,582
                                                                                                                ===============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Kentucky Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GO      General Obligation
ISD     Independent School District
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCR     Pollution Control Revenue
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Louisiana Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 98.0%
    LOUISIANA 87.8%
    Alexandria Sales and Use Tax Revenue, 5.00%,
       8/01/26                                                                                  $   1,710,000   $     1,854,050
       8/01/27                                                                                      1,790,000         1,927,919
       8/01/28                                                                                      1,875,000         2,002,744
    Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33                                   5,000,000         5,549,000
    Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20                         1,900,000         1,997,603
    Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
       Project, NATL Insured, 5.25%,
       5/01/21                                                                                      1,505,000         1,511,682
       5/01/33                                                                                      2,500,000         2,246,275
    De Soto Parish Environmental Improvement Revenue, International Paper Co. Project,
       Series A, 5.65%, 12/01/21                                                                    1,000,000           945,580
    De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%,
       9/01/29                                                                                     11,500,000        11,152,815
    Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A, FHA
       Insured, ETM, 7.20%, 8/01/10                                                                 1,380,000         1,442,542
    East Baton Rouge Mortgage Finance Authority SFR, Mortgage Backed Securities Program,
       Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28                                         1,000,000         1,002,890
       Series A-2, GNMA Insured, 5.10%, 10/01/40                                                    1,000,000         1,002,870
    East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%, 5/01/25            3,325,000         3,515,057
    East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST, FGIC
       Insured, Pre-Refunded, 5.00%, 2/01/20                                                        1,000,000         1,063,430
    East Baton Rouge Parish Sales Tax Revenue,
       Public Improvement, Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24                       2,000,000         2,113,340
       Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28                                1,000,000         1,075,220
       Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30                                1,700,000         1,836,051
    East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%,
       2/01/34                                                                                      2,500,000         2,599,350
       2/01/39                                                                                      5,000,000         5,157,400
    England District Sub-District No. 1 Revenue, FGIC Insured, 5.00%, 8/15/19                       5,000,000         5,257,500
    Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
       11/01/27                                                                                     5,000,000         5,155,450
    Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL
       Insured, 5.00%, 4/01/29                                                                      3,060,000         3,122,975
    Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%,
       10/01/29                                                                                     2,925,000         3,067,798
    Jefferson Sales Tax District Special Sales Tax Revenue, Special Tax Bond, AMBAC Insured,
       Pre-Refunded, 5.00%, 12/01/20                                                                4,195,000         4,550,778
    Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27                         5,000,000         5,169,700
    Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32                5,000,000         5,061,700
    Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc.
       Project,
       Assured Guaranty, 5.75%, 10/01/29                                                              750,000           782,543
       Assured Guaranty, 6.00%, 10/01/34                                                            1,750,000         1,814,242
       Assured Guaranty, 6.00%, 10/01/38                                                            1,335,000         1,374,823
       NATL Insured, 5.00%, 10/01/22                                                                1,500,000         1,579,290
    Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11                     30,000            32,644
    Lafayette Utilities Revenue, NATL Insured, 5.00%, 11/01/28                                      5,000,000         5,133,250
    Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10                                 10,000            10,399
    Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%,
        4/01/29                                                                                     2,200,000         2,277,308
    Louisiana HFA, SFMR, Home Ownership Program,
       GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32                                           1,900,000         1,884,610
       Series A, GNMA Secured, 5.50%, 6/01/40                                                       4,970,000         5,112,540
       Series B, GNMA Secured, 6.125%, 12/01/33                                                       845,000           905,485
    Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%, 12/01/20                     385,000           391,761
    Louisiana Local Government Environmental Facilities and CDA Airport Revenue, Monroe
    Regional Airport Terminal, Assured Guaranty, 5.50%, 2/01/39                                     2,000,000         2,067,480
    Louisiana Local Government Environmental Facilities and CDA Revenue,
       Ascension Parish Library Projects, AMBAC Insured, 5.25%, 4/01/29                             1,000,000         1,037,990
       Baton Rouge Apartments, Series A, NATL Insured, 6.375%, 1/01/30                              4,265,000         4,200,726
       Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29                 1,000,000         1,021,330
       Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27                     5,000,000         5,506,000
       Denham Springs Sewer District No. 1, Assured Guaranty, 5.00%, 12/01/39                       3,750,000         3,726,900
       Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31                                 3,000,000         2,892,870
       East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/37                 5,370,000         5,430,198
       East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/44                 8,870,000         8,886,409

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Louisiana Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Independence Stadium Project, Refunding, 5.25%, 3/01/30                                  $   8,845,000   $     9,173,680
       Jefferson Parish, Refunding, Series A, 5.375%, 4/01/31                                       2,000,000         2,082,460
       Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21                              2,215,000         2,225,853
       Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27                      5,000,000         5,178,200
       LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/27                  3,000,000         3,122,730
       Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21                                        3,540,000         3,753,781
       NATL Insured, 5.00%, 12/01/26                                                                3,000,000         3,055,020
       Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26           2,000,000         2,021,840
       Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31           2,000,000         2,005,180
       Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24                 2,620,000         2,841,678
       Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33                 2,500,000         2,658,475
       Southeastern Louisiana Student Housing, Series A, NATL Insured, 5.00%, 8/01/27               3,000,000         2,816,610
    Louisiana Public Facilities Authority Hospital Revenue,
       Franciscan Missionaries, 6.75%, 7/01/39                                                      3,500,000         3,736,215
       Touro Infirmary Project, Series A, 5.625%, 8/15/29                                           3,500,000         3,053,400
    Louisiana Public Facilities Authority Revenue,
       Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31                  5,000,000         4,649,200
       Centenary College Project, Refunding, 5.75%, 2/01/29                                         7,300,000         5,841,752
       Christus Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30                       5,000,000         5,405,200
       Dillard University Project, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 8/01/26            1,540,000         1,713,450
       FHA Insured Mortgage, Baton Rouge General, NATL Insured, 5.25%, 7/01/33                      5,000,000         4,874,400
       Grambling University Project, Black and Gold Facilities Project, Series A, CIFG
          Insured, 5.00%, 7/01/30                                                                   5,000,000         4,164,350
       Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20                    1,615,000         1,674,723
       Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27                                  3,990,000         3,720,236
       Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23                             2,500,000         3,136,075
       Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 7/01/27       3,000,000         3,326,310
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
       Series B, AMBAC Insured, 5.00%, 6/01/23                                                      5,000,000         4,951,650
       Series C-2, Assured Guaranty, 6.75%, 6/01/26                                                 5,000,000         5,741,250
    Louisiana State Gas and Fuels Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 6/01/27                                                                3,500,000         3,589,810
       FSA Insured, 5.00%, 5/01/31                                                                 10,000,000        10,292,200
       NATL Insured, 5.00%, 5/01/35                                                                 2,300,000         2,296,619
    Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
       7/15/24                                                                                      3,475,000         3,756,927
       7/15/25                                                                                      1,765,000         1,901,717
    Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
       AMBAC Insured, 5.00%, 5/01/21                                                                2,500,000         2,564,475
       Series A, NATL Insured, 5.375%, 3/01/19                                                      3,000,000         3,035,940
       Refunding, 5.00%, 3/01/18                                                                    2,000,000         2,166,920
    Louisiana State Offshore Term Authority Deepwater Port Revenue, Loop LLC Project,
    Refunding, 5.00%, 10/01/20                                                                      5,000,000         5,017,400
    Louisiana State University and Agricultural and Mechanical College Board Revenue,
       AMBAC Insured, 5.00%, 7/01/22                                                                5,000,000         5,278,600
       Auxiliary, FGIC Insured, 5.00%, 7/01/31                                                      3,000,000         3,003,210
       Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27                                           1,500,000         1,535,025
    Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road,
       Refunding, Assured Guaranty,
       5.375%, 3/01/24                                                                              1,035,000         1,102,813
       5.50%, 3/01/25                                                                               2,145,000         2,288,951
    New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured
       Guaranty, 6.00%, 1/01/23                                                                     2,000,000         2,216,760
    New Orleans GO,
       Drain Systems, AMBAC Insured, 5.00%, 12/01/18                                                1,000,000           983,660
       Public Improvement, AMBAC Insured, 5.25%, 12/01/29                                           1,485,000         1,454,409
       Public Improvement, FGIC Insured, 5.25%, 12/01/21                                            1,295,000         1,279,136
       Public Improvement, FGIC Insured, 5.125%, 12/01/26                                           2,000,000         1,980,980
       Radian Insured, 5.125%, 12/01/30                                                            10,055,000         9,576,784
       Refunding, NATL Insured, 5.125%, 9/01/21                                                     2,000,000         2,005,160
    New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29                   500,000           511,850
    Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured, 5.50%,
       9/01/20                                                                                      1,000,000           886,970
    Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18                        1,950,000         1,653,561
    Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical
       Center, FSA Insured, Pre-Refunded, 5.75%, 5/15/21                                            2,500,000         2,559,150
    Ouachita Parish West Ouachita Parish School District Sales and Use Tax Revenue, FGIC
       Insured, Pre-Refunded, 5.75%, 9/01/24                                                        1,410,000         1,494,346

Franklin Tax-Free Trust
Franklin Louisiana Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured
       Guaranty, 5.125%, 4/01/38                                                                $   5,000,000   $     5,011,400
    Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA
       Insured, ETM, 7.25%, 8/01/10                                                                   140,000           146,488
    Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured,
       5.00%, 10/01/16                                                                              1,000,000         1,021,740
    St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%,
       9/01/10                                                                                        435,000           457,998
    St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31                                                                5,000,000         5,012,300
    St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13                  2,500,000         2,517,700
    St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37      5,000,000         4,377,950
    St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
        7/01/10                                                                                        25,000            25,931
        7/01/11                                                                                        50,000            55,267
    Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
    Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33                                2,155,000         2,222,495
    University of Louisiana System Board of Supervisors Lease Revenue, Northwestern State
    University Wellness, AMBAC Insured, 5.10%, 4/01/24                                              1,000,000           995,910
                                                                                                                ---------------
                                                                                                                    330,652,787
                                                                                                                ---------------
    U.S. TERRITORIES 10.2%
    PUERTO RICO 10.2%
    Puerto Rico Commonwealth GO, Public Improvement,
       NATL Insured, Pre-Refunded, 5.75%, 7/01/26                                                   4,400,000         4,519,812
       Refunding, Series A-4, FSA Insured, 5.25%, 7/01/30                                           6,945,000         7,204,743
       Series A, 5.00%, 7/01/33                                                                       615,000           554,804
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series L, NATL Insured, 5.25%, 7/01/35                                           10,000,000         9,233,600
    Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33                   6,450,000         6,246,373
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub. bond, Series B, 6.375%,
       8/01/39                                                                                     10,000,000        10,571,300
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                           38,330,632
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $366,504,682)                                         368,983,419
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 0.4%
    MUNICIPAL BONDS 0.4%
    LOUISIANA 0.2%
(a) Louisiana Public Facilities Authority Hospital Revenue, Franciscan, Refunding, Series D,
       Daily VRDN and Put, 0.24%, 7/01/28                                                             200,000           200,000
(a) Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
       First Stage, ACES, Refunding, Daily VRDN and Put, 0.19%, 9/01/17                               700,000
                                                                                                                        700,000
                                                                                                                ---------------
                                                                                                                        900,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.2%
    PUERTO RICO 0.2%
(a) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                            700,000           700,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,600,000)                                                                    1,600,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $368,104,682) 98.4%                                                                     370,583,419
    OTHER ASSETS, LESS LIABILITIES 1.6%                                                                               6,045,150
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   376,628,569
                                                                                                                ===============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Louisiana Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ACES    Adjustable Convertible Exempt Security
AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
CDA     Community Development Authority/Agency
CIFG    CDC IXIS Financial Guaranty
EDR     Economic Development Revenue
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance Inc.
GARB    General Airport Revenue Bonds
GNMA    Government National Mortgage Association
GO      General Obligation
HFA     Housing Finance Authority/Agency
NATL    National Public Financial Guarantee Corp.
PCR     Pollution Control Revenue
SF      Single Family
SFHR    Single Family Housing Revenue
SFM     Single Family Mortgage
SFMR    Single Family Mortgage Revenue
SFR     Single Family Revenue
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Maryland Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 96.4%
    MARYLAND 73.0%
    Anne Arundel County GO, Refunding, 4.625%, 3/01/32                                          $   2,000,000   $     2,037,560
    Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39       23,095,000        19,419,200
    Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32                       1,000,000         1,040,850
    Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A, 6.50%,
    10/01/11                                                                                        1,850,000         1,917,396
    Baltimore Project Revenue,
       Subordinated, Water Projects, Series A, 5.375%, 7/01/34                                        750,000           782,183
       Subordinated, Water Projects, Series A, 5.75%, 7/01/39                                       1,250,000         1,354,250
       Wastewater Projects, FSA Insured, 5.00%, 7/01/37                                             5,000,000         5,184,850
       Wastewater Projects, Series A, FSA Insured, 5.00%, 7/01/33                                   5,355,000         5,644,920
       Wastewater Projects, Series A, FSA Insured, 5.00%, 7/01/38                                   5,000,000         5,212,250
       Wastewater Projects, Series C, 5.125%, 7/01/34                                               1,835,000         1,900,253
       Wastewater Projects, Series C, 5.625%, 7/01/39                                               2,965,000         3,160,305
       Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31                                 2,855,000         2,969,999
       Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32                                 2,120,000         2,210,863
       Water Projects, Refunding, Series A, FGIC Insured, 5.125%, 7/01/42                          11,740,000        11,904,830
       Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32                                      5,000,000         5,214,300
    Baltimore Revenue, Water Projects, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30         10,000,000        10,318,500
    Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
       5.375%, 1/01/16                                                                              2,000,000         1,943,560
       5.50%, 1/01/19                                                                               1,000,000           936,690
       5.625%, 1/01/25                                                                              2,000,000         1,703,140
    Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding,
       5.625%, 9/01/38                                                                              5,000,000         3,796,250
    Frederick GO, Public Improvements, Series A, 5.00%, 3/01/34                                     5,000,000         5,295,650
    Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17                              1,125,000         1,162,204
    Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%, 6/01/11         830,000           830,257
    Maryland State Community Development Administration Department of Housing and CDR,
       Housing, Refunding, Series A, 6.00%, 7/01/32                                                 4,000,000         4,001,040
       Residential, Series B, 4.75%, 9/01/39                                                        5,335,000         5,170,202
       Residential, Series C, 5.375%, 9/01/39                                                      10,000,000        10,198,300
       Residential, Series C, 5.65%, 9/01/48                                                        6,700,000         6,942,406
       Residential, Series D, 5.25%, 9/01/29                                                        2,840,000         2,815,633
    Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%,
       9/01/22                                                                                     10,000,000        11,452,400
    Maryland State EDC Student Housing Revenue,
       University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
          7/01/30                                                                                   3,245,000         2,630,494
       University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
          7/01/35                                                                                   3,675,000         2,881,567
       University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/25        2,500,000         2,393,350
       University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/28        2,000,000         1,860,660
       University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33        9,370,000         8,337,801
    Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
       AMBAC Insured, 5.00%, 7/01/19                                                                1,675,000         1,720,208
    Maryland State GO,
       State and Local Facilities, Third Series A, 5.00%, 11/01/21                                  5,000,000         5,814,450
       State and Local Facilities Loan, Refunding, First Series C, 4.00%,
          3/01/22                                                                                   9,000,000         9,594,180
    Maryland State Health and Higher Educational Facilities Authority
       Revenue,
       Anne Arundel Health System, Series A, 6.75%, 7/01/29                                         2,000,000         2,333,360
       Anne Arundel Health System, Series A, 6.75%, 7/01/39                                         2,000,000         2,284,980
       Anne Arundel Health System, Series A, Pre-Refunded, 5.125%, 7/01/34                          2,500,000         2,909,100
       Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33                                    8,365,000         8,382,316
       Carroll County General Hospital, 6.00%, 7/01/26                                              2,000,000         2,072,220
       Carroll County General Hospital, 5.80%, 7/01/32                                              5,000,000         5,097,800
       Carroll Hospital Center, 5.00%, 7/01/40                                                      6,790,000         6,404,735
       Catholic Health Initiatives, Series A, 6.00%, 12/01/20                                         715,000           728,127
       Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20                                  2,205,000         2,274,457
       Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24                                  2,025,000         2,088,079
       Edenwald, Series A, 5.40%, 1/01/31                                                           1,000,000           865,410
       Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27                                      11,000,000        12,551,880
       Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37                                 9,395,000         9,501,915
       LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34                              10,945,000        11,013,187
       LifeBridge Health, Refunding, Assured Guaranty, 4.75%, 7/01/38                              10,000,000         9,695,500
       Loyola College, Series A, 5.00%, 10/01/40                                                    8,525,000         8,353,647
       Maryland Institute College of Art, 5.00%, 6/01/35                                            2,000,000         1,771,380

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Maryland Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Maryland Institute College of Art, 5.00%, 6/01/36                                        $   5,000,000   $     4,412,850
       Maryland Institute College of Art, 5.00%, 6/01/40                                            6,000,000         5,224,920
       Maryland Institute College of Art, Pre-Refunded, 5.625%, 6/01/36                             3,600,000         3,863,700
       Mercy Medical Center, Refunding, 5.625%, 7/01/31                                             5,500,000         5,408,645
       Mercy Medical Center, Series A, 5.00%, 7/01/37                                              10,000,000         8,830,400
       North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26                                         1,000,000         1,045,260
       North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31                                         1,320,000         1,379,743
       Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27                     655,000           639,260
       Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34                   5,000,000         4,566,000
       Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured,
          5.00%, 7/01/38                                                                            6,200,000         6,358,906
       Peninsula Regional Medical Center, 5.00%, 7/01/36                                            6,625,000         6,624,735
       Roland Park Place Project, Refunding, 5.625%, 7/01/18                                        2,500,000         2,429,575
       Roland Park Place Project, Refunding, 5.625%, 7/01/24                                        2,680,000         2,439,899
       The Johns Hopkins University Issue, Series A, 5.00%, 7/01/32                                29,000,000        29,560,280
       The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38                                 5,805,000         5,969,572
       Union Hospital Cecil County Issue, 5.00%, 7/01/35                                            3,015,000         2,827,286
       University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30                         11,000,000        11,507,100
       University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28             15,000,000        15,164,550
       University of Maryland Medical System, Series A, 5.00%, 7/01/41                              2,500,000         2,378,175
       Washington County Hospital, 5.75%, 1/01/38                                                   2,500,000         2,425,400
       Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36                  17,680,000        17,008,160
    Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC
       Insured, 5.00%, 7/01/28                                                                      3,975,000         4,168,463
    Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27          8,000,000         8,209,840
    Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA
       Insured, 5.00%,
       7/01/27                                                                                      5,890,000         6,229,912
       7/01/31                                                                                      7,455,000         7,757,449
       7/01/32                                                                                      7,165,000         7,434,476
       7/01/34                                                                                      7,500,000         7,778,925
    Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, FGIC
       Insured, 5.00%, 7/01/32                                                                      6,450,000         6,568,035
    Prince George's County GO, Consolidated Public Improvement, 4.40%, 9/15/22                     10,000,000        10,383,800
    Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured,
       4.75%, 6/30/30                                                                               4,000,000         4,080,200
    St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A, AMBAC
       Insured, Pre-Refunded, 5.55%, 9/01/30                                                        2,000,000         2,045,960
    Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,
       4/01/27                                                                                        425,000           478,822
       4/01/32                                                                                      1,500,000         1,689,960
                                                                                                                  -------------
                                                                                                                    466,971,302
                                                                                                                  -------------
    DISTRICT OF COLUMBIA 0.4%
    Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%,
       7/01/32                                                                                      2,500,000         2,632,325
    U.S. TERRITORIES 23.0%
    PUERTO RICO 22.5%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38                                                                               2,100,000         2,150,736
    Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.25%, 7/01/27                                                    1,520,000         1,634,821
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30                                                   4,360,000         4,680,809
       Refunding, FSA Insured, 5.25%, 7/01/27                                                       1,015,000         1,023,049
       Refunding, FSA Insured, 5.125%, 7/01/30                                                      2,870,000         2,881,308
       Refunding, Series A, FGIC Insured, 5.50%, 7/01/21                                           10,000,000        10,188,300
       Refunding, Series A, FGIC Insured, 5.50%, 7/01/22                                            5,000,000         5,058,650
       Series A, 5.00%, 7/01/27                                                                     6,250,000         5,785,125
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36                                        5,000,000         5,212,650
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39                                            5,000,000         4,524,100
       Series D, Pre-Refunded, 5.25%, 7/01/38                                                       5,000,000         5,539,400
       Series G, 5.00%, 7/01/33                                                                     2,170,000         1,974,353
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31                                                                5,000,000         4,436,900

Franklin Tax-Free Trust
Franklin Maryland Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)


       FGIC Insured, 5.00%, 7/01/24                                                                 5,000,000         4,665,150
    Puerto Rico Electric Power Authority Power Revenue,
       Refunding, Series SS, FSA Insured, 5.00%, 7/01/30                                        $  10,000,000   $    10,189,500
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29                                        10,780,000        11,196,647
       Series II, Pre-Refunded, 5.25%, 7/01/31                                                      3,000,000         3,373,440
       Series WW, 5.50%, 7/01/38                                                                    5,000,000         4,900,950
    Puerto Rico HFAR, Subordinated, Capital Fund Modernization, 5.125%, 12/01/27                    4,250,000         4,294,243
    Puerto Rico PBA Guaranteed Revenue,
       Government Facilities, Refunding, Series D, 5.25%, 7/01/36                                     520,000           490,854
       Government Facilities, Refunding, Series K, FSA Insured, 5.25%, 7/01/27                      5,300,000         5,472,992
       Government Facilities, Refunding, Series N, 5.00%, 7/01/32                                   5,000,000         4,471,200
       Government Facilities, Refunding, Series Q, 5.625%, 7/01/39                                  5,000,000         4,781,500
       Government Facilities, Series D, Pre-Refunded, 5.25%, 7/01/36                                1,480,000         1,635,666
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first subordinate, Series A,
       5.75%, 8/01/37                                                                              11,425,000        11,593,176
       6.00%, 8/01/42                                                                              18,160,000        18,640,150
    University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%, 6/01/30      4,000,000         3,632,200
                                                                                                                ---------------
                                                                                                                    144,427,869
                                                                                                                ---------------
    VIRGIN ISLANDS 0.5%
    Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, Refunding, Series A, FSA Insured, 5.00%, 10/01/22            2,000,000         2,032,420
       senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29                                   1,000,000           952,770
                                                                                                                ---------------
                                                                                                                      2,985,190
                                                                                                                ---------------
          TOTAL U.S. TERRITORIES                                                                                    147,413,059
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $619,662,410)                                         617,016,686
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 1.8%
    MUNICIPAL BONDS 1.8%
    MARYLAND 1.8%
(a) Maryland State EDC, EDR, U.S. Pharmacopeial, Refunding, Series A, Daily VRDN and Put,
       0.23%, 7/01/38                                                                               5,100,000         5,100,000
(a) Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake
       Hospital, Refunding, Series A, Daily VRDN and Put, 0.24%, 1/01/43                            6,590,000         6,590,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $11,690,000)                                                                  11,690,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $631,352,410) 98.2%                                                                     628,706,686
    OTHER ASSETS, LESS LIABILITIES 1.8%                                                                              11,586,300
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   640,292,986
                                                                                                                ===============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Maryland Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
CDR     Community Development Revenue
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
EDC     Economic Development Corp.
EDR     Economic Development Revenue
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GO      General Obligation
HFAR    Housing Finance Authority Revenue
IDA     Industrial Development Authority/Agency
MFHR    Multi-Family Housing Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCR     Pollution Control Revenue
PFAR    Public Financing Authority Revenue
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Massachusetts Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 98.3%
    MASSACHUSETTS 97.6%
    Auburn GO, AMBAC Insured, 5.125%, 6/01/24                                                   $   1,465,000   $     1,542,030
    Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC
       Insured, 5.00%, 5/01/27                                                                      3,970,000         4,020,141
    Boston GO, Series A, NATL Insured, Pre-Refunded, 5.00%,
       2/01/21                                                                                      3,000,000         3,278,220
       2/01/22                                                                                      2,940,000         3,212,656
    Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16                          1,750,000         1,752,642
    Dudley-Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19             3,140,000         3,577,276
    Foxborough Stadium Infrastructure Improvement Revenue, Pre-Refunded, 5.75%, 6/01/25             4,000,000         4,147,960
    Greater Lawrence Sanitary District GO, NATL Insured, Pre-Refunded, 5.625%, 6/15/20              1,000,000         1,038,450
    Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, 5.00%, 12/01/26            9,805,000         9,661,553
    Lawrence GO, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/21                                        1,000,000         1,052,270
    Lowell GO, State Qualified,
       AMBAC Insured, 5.00%, 2/01/21                                                                1,330,000         1,390,542
       AMBAC Insured, 5.00%, 2/01/22                                                                1,405,000         1,464,460
       FGIC Insured, Pre-Refunded, 5.85%, 2/15/20                                                   1,595,000         1,628,686
    Martha's Vineyard Land Bank Revenue, AMBAC Insured,
       4.875%, 5/01/22                                                                              2,000,000         2,082,420
       5.00%, 5/01/32                                                                               2,000,000         2,049,000
       5.00%, 5/01/34                                                                               7,000,000         7,029,890
    Massachusetts Bay Transportation Authority Revenue, General Transportation System,
       Series C, FGIC Insured, 5.25%, 3/01/15                                                       2,000,000         2,337,220
    Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Series A, FGIC
       Insured, Pre-Refunded, 5.00%, 7/01/27                                                        5,000,000         5,541,500
    Massachusetts Educational Financing Authority Education Loan Revenue, Series I, 6.00%,
       1/01/28                                                                                     12,000,000        12,925,560
    Massachusetts State College Building Authority Project Revenue,
       Refunding, Series A, XLCA Insured, 5.00%, 5/01/43                                            2,000,000         1,999,920
       Refunding, Series B, XLCA Insured, 5.50%, 5/01/39                                            5,000,000         5,423,450
       Series 1, NATL Insured, ETM, 5.375%, 5/01/23                                                 5,000,000         5,052,250
       Series A, Assured Guaranty, 5.00%, 5/01/33                                                  10,000,000        10,410,500
    Massachusetts State Development Finance Agency Revenue,
       Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35                                3,600,000         3,579,084
       Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39                               24,305,000        23,969,591
       Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28                                 2,000,000         2,030,640
       Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured
          Guaranty, 5.00%, 7/01/31                                                                  5,000,000         5,263,800
       Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured
          Guaranty, 5.00%, 7/01/37                                                                  5,060,000         5,210,940
       Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured,
          5.125%, 2/01/34                                                                          22,400,000        21,808,192
       NATL Insured, 5.20%, 7/01/32                                                                 2,250,000         1,968,525
       Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42                                       4,000,000         4,427,120
       Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41                                        2,090,000         2,434,348
       Series P, NATL Insured, 4.75%, 7/01/42                                                      11,000,000        10,576,720
       Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20                     1,500,000         1,572,960
       Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33          12,200,000        11,723,834
       WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36          15,945,000        16,414,102
       Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37                    12,850,000        12,906,411
    Massachusetts State GO,
       Consolidated Loan, Refunding, Series D, Assured Guaranty, 5.50%, 11/01/19                    8,620,000        10,389,858
       Consolidated Loan, Series A, FSA Insured, Pre-Refunded, 5.00%, 3/01/24                       5,000,000         5,868,300
       Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37                                  10,000,000        10,222,800
       Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30                     6,205,000         6,940,727
       Consolidated Loan, Series D, NATL Insured, ETM, 5.00%, 8/01/27                               3,430,000         3,789,361
       Consolidated Loan, Series D, NATL Insured, Pre-Refunded, 5.00%, 8/01/27                        965,000         1,066,103
       NATL Insured, Pre-Refunded, 5.00%, 8/01/22                                                   4,100,000         4,529,557
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30                                        3,440,000         3,847,881

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Massachusetts Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Massachusetts State Health and Educational Facilities Authority Revenue,
       Boston College, Series N, NATL Insured, 5.125%, 6/01/33                                  $   5,000,000   $     5,091,900
       Brandeis University, Refunding, Series I, NATL Insured, 4.75%, 10/01/20                      3,000,000         3,007,530
       Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23                    1,000,000           949,650
       Children's Hospital, Series M, 5.25%, 12/01/39                                               7,000,000         7,010,780
       Emmanuel College, NATL Insured, 5.00%, 7/01/37                                              10,000,000         9,415,600
       Harvard University, Series FF, 5.125%, 7/15/37                                               1,650,000         1,686,960
       Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39                                9,350,000         9,676,876
       New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded, 5.00%,
          5/15/22                                                                                     390,000           427,163
       Northeastern University, Series I, NATL Insured, 5.00%, 10/01/29                             1,250,000         1,257,938
       Partners Healthcare System, Series A, NATL Insured, 5.375%, 7/01/24                          4,885,000         4,899,655
       Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39                           5,500,000         5,270,540
       Springfield College, AMBAC Insured, 5.00%, 10/15/27                                          2,500,000         2,419,525
       Tufts University, Series I, 5.25%, 2/15/30                                                   2,950,000         2,990,887
       University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34                        3,000,000         3,045,900
       University of Massachusetts, Worcester Campus, Series B, FGIC Insured, Pre-Refunded,
          5.25%, 10/01/31                                                                           3,500,000         3,774,680
       University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%,
          10/01/29                                                                                  4,000,000         4,213,720
       University of Massachusetts Project, Series C, NATL Insured, Pre-Refunded, 5.25%,
          10/01/31                                                                                  1,500,000         1,661,745
       Wheelock College, Series B, NATL Insured, Pre-Refunded, 5.625%, 10/01/30                     1,770,000         1,914,166
       Worcester City Campus Corp., Series F, FGIC Insured, 4.75%, 10/01/36                         3,030,000         3,068,602
    Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%,
       4/01/21                                                                                        430,000           570,227
    Massachusetts State HFA Housing Revenue,
       Rental, Mortgage, Series A, AMBAC Insured, 5.95%, 7/01/30                                    2,000,000         2,010,220
       Series C, 5.125%, 12/01/39                                                                   1,700,000         1,696,634
       Series C, 5.35%, 12/01/49                                                                    4,500,000         4,560,165
       Series D, 5.05%, 6/01/40                                                                     5,000,000         5,003,700
    Massachusetts State Industrial Finance Agency Revenue,
       St. Mark's School Issue, NATL Insured, 5.375%, 1/01/21                                       2,665,000         2,670,250
       Trustees of Deerfield Academy, 5.25%, 10/01/27                                               2,800,000         2,800,336
    Massachusetts State Port Authority Revenue,
       Series A, AMBAC Insured, 5.00%, 7/01/35                                                     14,915,000        15,058,930
       Series A, FSA Insured, 4.50%, 7/01/32                                                        5,590,000         5,390,046
       Series A, FSA Insured, 4.50%, 7/01/37                                                        7,935,000         7,311,071
       US Airways Project, NATL Insured, 6.00%, 9/01/21                                             4,700,000         3,905,089
       US Airways Project, Series A, NATL Insured, 5.875%, 9/01/23                                  4,500,000         3,552,210
    Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
       AMBAC Insured,
       4.75%, 8/15/32                                                                              15,000,000        15,172,650
       4.50%, 8/15/35                                                                               8,700,000         8,530,524
    Massachusetts State Special Obligation Dedicated Tax Revenue,
       FGIC Insured, Pre-Refunded, 5.25%, 1/01/29                                                   5,000,000         5,736,800
       Refunding, FGIC Insured, 5.50%, 1/01/34                                                      8,400,000         8,947,176
    Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, Refunding,
       Series A, NATL Insured, 5.00%, 1/01/37                                                       9,000,000         8,466,120
       Series B, NATL Insured, 5.25%, 1/01/29                                                       4,600,000         4,613,570
       Series B, NATL Insured, 5.125%, 1/01/37                                                     17,560,000        17,649,029
    Massachusetts State Water Pollution Abatement Trust Revenue, Pool Program Bonds,
       Series 6, 5.50%, 8/01/30                                                                     2,620,000         2,673,867
       Series 6, Pre-Refunded, 5.50%, 8/01/30                                                       1,075,000         1,123,139
       Series 7, 5.125%, 2/01/31                                                                    4,300,000         4,380,926
       Series 7, Pre-Refunded, 5.125%, 2/01/31                                                      1,700,000         1,815,498
    Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
       MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29                                          250,000           252,973
    Massachusetts State Water Resources Authority Revenue,
       General, Refunding, Series B, FSA Insured, 5.25%, 8/01/31                                    5,000,000         5,634,450
       Refunding, Series J, FSA Insured, 5.00%, 8/01/32                                             9,000,000         9,142,740
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39                                         9,275,000         9,702,392
       Series A, FSA Insured, 4.50%, 8/01/46                                                        5,325,000         4,895,965
    Monson GO, AMBAC Insured, 5.25%, 11/01/23                                                       1,675,000         1,810,541

Franklin Tax-Free Trust
Franklin Massachusetts Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21                        $   3,685,000   $     3,813,017
    Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
       10/01/18                                                                                     2,000,000         2,043,540
    Route 3 North Transportation Improvement Assn. Lease Revenue, NATL Insured, Pre-
       Refunded, 5.375%, 6/15/33                                                                   15,475,000        15,894,837
    Salisbury GO, NATL Insured, Pre-Refunded, 5.30%, 3/15/27                                        2,795,000         3,115,251
    Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20                                           2,075,000         2,183,481
    Springfield GO,
       Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21                           5,000,000         5,417,800
       State Qualified Municipal Purpose Loan, FSA Insured, 4.50%, 8/01/26                          2,000,000         2,047,860
    Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, Pre-Refunded,
       5.00%, 11/01/21                                                                              2,775,000         3,033,519
    University Building Authority Project Revenue, Senior Series 1, AMBAC Insured,
       Pre-Refunded, 5.25%,
       11/01/23                                                                                     2,155,000         2,488,357
       11/01/28                                                                                     5,035,000         5,813,864
    University of Massachusetts Building Authority Project Revenue, Senior Series 2004-1,
       AMBAC Insured, Pre-Refunded, 5.25%, 11/01/29                                                 3,000,000         3,522,900
    Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21             1,960,000         2,025,954
    Winthrop GO, AMBAC Insured, 5.00%, 11/01/20                                                     1,230,000         1,276,679
    Worcester GO, Assured Guaranty, 5.00%, 11/01/37                                                 5,130,000         5,240,705
                                                                                                                ---------------
                                                                                                                    557,938,269
                                                                                                                ---------------
    U.S. TERRITORIES 0.7%
    PUERTO RICO 0.7%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       Assured Guaranty, 5.00%, 7/01/28                                                             4,000,000         4,100,800
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $550,366,762)                                         562,039,069
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 0.3%
    MUNICIPAL BONDS 0.3%
    MASSACHUSETTS 0.3%
(a) Massachusetts State Health and Educational Facilities Authority Revenue, Museum of Fine
       Arts,
       Series A-1, Daily VRDN and Put, 0.21%, 12/01/37                                              1,200,000         1,200,000
       Series A-2, Daily VRDN and Put, 0.19%, 12/01/37                                                700,000           700,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,900,000)                                                                    1,900,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $552,266,762) 98.6%                                                                     563,939,069
    OTHER ASSETS, LESS LIABILITIES 1.4%                                                                               8,054,271
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   571,993,340
                                                                                                                ===============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Massachusetts Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
COP     Certificate of Participation
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFA     Housing Finance Authority/Agency
MFHR    Multi-Family Housing Revenue
NATL    National Public Financial Guarantee Corp.
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 97.8%
    MICHIGAN 91.1%
    Adrian City School District GO, FSA Insured, Pre-Refunded, 5.00%,
       5/01/26                                                                                  $   1,960,000   $     2,268,073
       5/01/29                                                                                      2,125,000         2,459,008
       5/01/34                                                                                      6,690,000         7,741,534
    Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured,
       5.00%, 5/01/32                                                                               7,300,000         7,527,541
    Allendale Public School District GO, School Building and Site,
       FGIC Insured, Pre-Refunded, 5.125%, 5/01/27                                                  6,450,000         7,114,801
       FGIC Insured, Pre-Refunded, 5.125%, 5/01/32                                                  5,490,000         6,055,854
       Series A, FSA Insured, 5.00%, 5/01/37                                                       11,810,000        12,088,480
    Anchor Bay School District GO, School Building and Site, Series II, FGIC Insured,
       Pre-Refunded,
       5.70%, 5/01/25                                                                               5,000,000         5,111,250
       5.75%, 5/01/30                                                                               3,750,000         3,834,225
    Avondale School District GO, School Building and Site, FSA Insured, Pre-Refunded, 5.00%,
       5/01/29                                                                                      9,000,000        10,210,770
    Battle Creek School District GO, School Building and Site, FSA Insured, 5.00%,
       5/01/31                                                                                      4,000,000         4,081,720
       5/01/34                                                                                     10,165,000        10,271,123
    Battle Creek School District Paying Agent and Registrar, School Building and Site, FSA
       Insured,
       5.00%, 5/01/37                                                                               8,760,000         8,808,092
    Bay City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/31              6,000,000         6,209,160
    Brown City Community School District GO, Building and Site, FGIC Insured, Pre-Refunded,
       5.00%, 5/01/31                                                                               3,200,000         3,463,296
    Caledonia Community Schools GO, NATL Insured, 5.00%, 5/01/26                                    3,665,000         3,893,110
    Carman-Ainsworth Community School District GO, FGIC Insured,
       5.00%, 5/01/27                                                                               1,400,000         1,422,162
       Pre-Refunded, 5.00%, 5/01/27                                                                 1,550,000         1,699,281
    Central Michigan University Revenue,
       General, AMBAC Insured, 5.00%, 10/01/34                                                      8,905,000         8,742,840
       Series A, AMBAC Insured, 5.05%, 10/01/32                                                    10,000,000        10,009,600
    Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/21           3,550,000         3,626,077
    Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34               4,500,000         4,583,025
    Detroit City School District GO, School Building and Site Improvement,
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23                                         2,650,000         3,001,708
       Series A, FSA Insured, 6.00%, 5/01/29                                                       10,000,000        11,196,300
       Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31                                        38,330,000        42,280,673
       Series B, FGIC Insured, 5.00%, 5/01/25                                                       2,000,000         1,920,980
    Detroit GO, Series A, Assured Guaranty, 5.00%, 4/01/28                                          5,000,000         4,599,450
    Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/20                       10,610,000         8,914,734
    Detroit Sewer Disposal System Revenue,
       second lien, Series A, NATL Insured, 5.125%, 7/01/33                                        18,790,000        16,935,615
       senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32                                5,960,000         5,635,955
       senior lien, Series B, FSA Insured, 7.50%, 7/01/33                                           6,000,000         6,966,420
    Detroit Water Supply System Revenue,
       FGIC Insured, ETM, 6.25%, 7/01/12                                                              905,000           943,770
       second lien, Refunding, Series C, FSA Insured, 5.00%, 7/01/33                               20,000,000        18,488,200
       second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33                           20,000,000        21,688,200
       second lien, Series B, NATL Insured, 5.00%, 7/01/34                                          8,875,000         7,838,932
       senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35                              17,500,000        17,583,125
       senior lien, Series A, FGIC Insured, 5.00%, 7/01/30                                         11,400,000        10,796,484
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29                           1,500,000         1,521,570
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33                            4,880,000         5,212,572
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33                            4,745,000         5,087,826
       senior lien, Series A, FSA Insured, 5.00%, 7/01/34                                          38,740,000        35,720,217
       senior lien, Series A, NATL Insured, 5.00%, 7/01/27                                          4,930,000         4,929,704
       Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34                                         5,270,000         5,993,044
    Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27                    5,500,000         5,499,450
    Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,
       6/01/28                                                                                      6,730,000         7,644,742
       6/01/33                                                                                     14,700,000        16,698,024
    Eaton Rapids Public Schools GO, School Building and Site, FSA Insured,
       5.00%, 5/01/26                                                                               2,700,000         2,829,249
       5.00%, 5/01/29                                                                                 820,000           850,816

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Pre-Refunded, 5.00%, 5/01/29                                                             $   1,930,000   $     2,233,357
    Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, NATL Insured, 5.75%,
       2/15/25                                                                                        100,000            99,689
    Fennville Public Schools GO, School Building and Site, FGIC Insured,
       5.00%, 5/01/30                                                                               2,085,000         2,159,935
       Pre-Refunded, 5.00%, 5/01/30                                                                 1,115,000         1,287,658
       Pre-Refunded, 5.00%, 5/01/34                                                                 3,250,000         3,753,263
    Ferris State University Revenue, FGIC Insured, 5.25%,
       10/01/26                                                                                     1,500,000         1,525,485
       10/01/31                                                                                     3,255,000         3,288,006
    Fowlerville Community School District GO, FGIC Insured, 5.00%,
       5/01/30                                                                                      1,990,000         2,049,382
       5/01/34                                                                                      8,145,000         8,260,415
    Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30                          4,000,000         4,036,200
    Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/28         4,250,000         4,441,122
    Grand Rapids Building Authority GO, AMBAC Insured, Pre-Refunded, 5.50%, 8/01/20                 2,000,000         2,068,900
    Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
       5.00%, 10/01/28                                                                              3,590,000         3,683,914
       Pre-Refunded, 5.00%, 10/01/28                                                                2,410,000         2,685,246
    Grand Rapids Sanitation Sewer System Revenue, NATL Insured, 5.00%,
       1/01/30                                                                                      4,900,000         5,102,860
       1/01/34                                                                                      2,420,000         2,491,051
    Grand Rapids Water Supply Revenue,
       Assured Guarantee, 5.10%, 1/01/39                                                            3,000,000         3,081,030
       FGIC Insured, 5.00%, 1/01/35                                                                 3,500,000         3,584,560
    Grand Valley State University Revenue, General,
       5.75%, 12/01/34                                                                              1,500,000         1,583,820
       Refunding, Series A, FSA Insured, 5.00%, 12/01/28                                           17,165,000        18,276,434
       Refunding, Series A, FSA Insured, 5.00%, 12/01/33                                            8,570,000         8,851,353
    Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29           30,000,000        30,704,400
    Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24                   700,000           596,456
    Hazel Park School District GO, FSA Insured, 5.00%,
       5/01/27                                                                                      9,000,000         9,263,070
       5/01/32                                                                                     12,475,000        12,715,518
    HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, 5.00%, 5/01/29                       4,145,000         4,267,443
    Huron School District GO, FSA Insured, Pre-Refunded,
       5.25%, 5/01/21                                                                               1,500,000         1,600,275
       5.375%, 5/01/26                                                                              2,500,000         2,671,525
    Jackson Brownfield RDAR, FGIC Insured,
       5.125%, 6/01/22                                                                              2,290,000         2,367,631
       5.125%, 6/01/24                                                                              1,215,000         1,251,802
       Pre-Refunded, 5.25%, 6/01/26                                                                 2,820,000         3,121,909
       Pre-Refunded, 5.375%, 6/01/30                                                                5,830,000         6,472,116
    Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
       5/01/34                                                                                      6,620,000         6,796,092
    Kalamazoo City School District GO, School Building and Site, FSA Insured, Pre-Refunded,
       5.00%, 5/01/21                                                                               4,000,000         4,253,360
    Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
       Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14                        3,570,000         3,948,956
       Bronson Methodist Hospital, Refunding, NATL Insured, 5.25%, 5/15/18                            135,000           135,097
       Bronson Methodist Hospital, Refunding, Series B, FSA Insured, 5.00%, 5/15/26                 7,000,000         6,793,570
    L'Anse Creuse Public Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/35         10,000,000         9,830,000
    Lake St. Clair Shores Drain District GO, Series A, NATL Insured, 5.125%, 10/01/29               1,000,000         1,012,520
    Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31               3,320,000         3,118,310
    Lapeer Community Schools GO, School Building and Site, FSA Insured, 5.00%,
       5/01/33                                                                                      4,400,000         4,463,184
       5/01/37                                                                                      4,325,000         4,363,233
    Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
       Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19                                           2,115,000         2,133,697
    Livonia Municipal Building Authority GO, FGIC Insured, Pre-Refunded, 5.25%, 5/01/30             3,950,000         4,030,580
    Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
       5/01/25                                                                                      3,125,000         3,193,563
       5/01/30                                                                                      3,250,000         3,321,305
    Marysville Public School District GO, School Building and Site, Refunding, FSA Insured,
       5.00%, 5/01/35                                                                               5,000,000         5,049,100
    Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
       5.40%, 6/01/19                                                                               5,000,000         5,017,700
       5.50%, 6/01/25                                                                               5,000,000         4,943,550

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Michigan Municipal Bond Authority Revenue,
       Clean Water State Revolving Fund, 5.00%, 10/01/24                                        $  11,355,000   $    11,750,381
       Local Government Loan Program, Series C, NATL Insured, 6.00%, 11/01/10                         725,000           725,189
    Michigan State Building Authority Revenue,
       Facilities Program, Refunding, Series I, 6.25%, 10/15/38                                    15,000,000        16,441,200
       Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33                      4,450,000         4,311,115
       Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24                        5,000,000         5,137,850
       Refunding, AMBAC Insured, 5.00%, 10/15/33                                                   21,000,000        20,344,590
       Refunding, Series IA, FGIC Insured, 5.00%, 10/15/32                                         17,160,000        16,770,296
       Refunding, Series IA, FGIC Insured, 5.00%, 10/15/36                                          5,000,000         4,731,350
       Refunding, Series IA, FSA Insured, 5.00%, 10/15/31                                          15,530,000        15,366,158
       Refunding, Series IA, FSA Insured, 5.00%, 10/15/32                                          10,000,000         9,772,900
       Refunding, Series IA, FSA Insured, 5.00%, 10/15/36                                           1,000,000           946,270
    Michigan State Comprehensive Transportation Revenue, Refunding, FSA Insured, 5.00%,
       5/15/26                                                                                      4,740,000         5,018,096
       5/15/31                                                                                      8,000,000         8,257,760
    Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27                                12,000,000        12,303,240
    Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
       4/01/16                                                                                         65,000            65,216
    Michigan State Hospital Finance Authority Revenue,
       Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
          8/15/24                                                                                  15,000,000        12,400,050
       Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
          8/15/27                                                                                  10,000,000         7,773,000
       Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26                         6,000,000         6,104,280
       Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26                         1,750,000         1,780,415
       Mercy Health Services, Series U, ETM, 5.75%, 8/15/26                                           300,000           305,103
       Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27                            8,605,000         8,768,667
       Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24                                           7,065,000         7,014,556
       Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32                                           1,000,000           953,180
       Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27             7,500,000         7,507,650
       Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/39                                     5,000,000         5,258,900
       Oakwood Obligated Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25                   7,500,000         7,540,950
       Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31                            8,500,000         7,937,300
       Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36                            6,165,000         5,506,825
       Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36                           12,465,000        11,174,125
       St. John's Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17          14,500,000        14,617,450
       St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13                 2,830,000         2,992,640
       St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14                 9,545,000        10,726,480
       Trinity Health Credit Group, Series A, 6.50%, 12/01/33                                      25,000,000        26,883,750
    Michigan State Revenue, Grant Antic Bonds, FSA Insured, 5.25%, 9/15/27                         10,000,000        10,534,200
    Michigan State Strategic Fund Limited Obligation Revenue,
       Detroit Edison Co. Exempt Facilities Project, Refunding, Series ET-2, 5.50%, 8/01/29        10,000,000        10,646,300
       Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series
          AA, FGIC Insured, 6.95%, 5/01/11                                                          5,000,000         5,328,100
       Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series
          BB, AMBAC Insured, 7.00%, 5/01/21                                                         3,000,000         3,624,600
    Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
       Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32             12,350,000        12,411,503
    Michigan State Trunk Line Revenue,
       Refunding, Series A, NATL Insured, 4.75%, 11/01/20                                           3,300,000         3,316,500
       Refunding, Series A, NATL Insured, 5.00%, 11/01/26                                           3,050,000         3,065,250
       Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30                                        19,680,000        21,314,030
    Michigan Technological University Revenue, General, Series A, NATL Insured, 5.00%,
       10/01/34                                                                                     3,675,000         3,727,112
    Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24                     3,500,000         3,578,610
    North Kent Sewer Authority Revenue, Sanitary Sewer, NATL Insured, 5.00%, 11/01/31               5,960,000         6,110,192
    Otsego Public Schools District GO, School Building and Site, FSA Insured, Pre-Refunded,
       5.00%, 5/01/34                                                                               9,835,000        11,357,950
    Oxford Area Community School District GO, FSA Insured, Pre-Refunded, 5.00%,
       5/01/26                                                                                      5,425,000         5,876,794
       5/01/31                                                                                      4,865,000         5,270,157
    Pennfield School District GO, School Building and Site, FGIC Insured, Pre-Refunded,
       5.00%,
       5/01/29                                                                                      1,150,000         1,328,078
       5/01/34                                                                                      2,500,000         2,887,125
    Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26                           2,955,000         3,069,684

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
       6/01/23                                                                                  $   1,620,000   $     1,798,427
       6/01/27                                                                                      2,635,000         2,925,219
    Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22                                      1,600,000         1,630,384
    River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22                         6,575,000         6,852,925
    Rockford Public Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/33               8,220,000         8,475,806
    Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
       Refunding, 8.25%, 9/01/39                                                                   10,000,000        11,780,900
       Series M, NATL Insured, 5.25%, 11/15/31                                                     12,750,000        11,426,040
       Series M, NATL Insured, 5.25%, 11/15/35                                                     17,600,000        15,403,696
    Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/38         10,555,000        10,890,860
    Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E,
       NATL Insured,
       5.375%, 7/01/19                                                                              4,850,000         4,852,619
       5.50%, 7/01/24                                                                               1,750,000         1,718,290
    Saginaw Valley State University Revenue,
       General, FSA Insured, 5.00%, 7/01/37                                                         4,000,000         4,096,120
       General, Refunding, AMBAC Insured, 5.25%, 7/01/19                                              345,000           349,037
       General, Refunding, FSA Insured, 5.00%, 7/01/28                                              7,050,000         7,515,229
       Series A, NATL Insured, 5.125%, 7/01/30                                                      4,315,000         4,336,402
    South Macomb Disposal Authority Revenue, AMBAC Insured, Pre-Refunded, 5.25%, 9/01/20            2,000,000         2,073,100
    South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30        3,500,000         3,615,325
    Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30               6,535,000         6,820,841
    Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29                           9,040,000         9,186,448
    Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%,
       5/01/30                                                                                      2,730,000         3,152,741
    St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
       6.40%, 8/01/24                                                                              10,000,000        10,111,900
    Sturgis Public School District GO, Refunding, FGIC Insured, 5.00%, 5/01/30                      4,715,000         4,861,165
    Taylor Brownfield RDA, GO, Tax Increment, Series A, NATL Insured, 5.00%,
       5/01/29                                                                                      2,900,000         2,994,134
       5/01/34                                                                                      3,945,000         4,002,676
    Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21                     2,595,000         2,652,375
    Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
       5/01/25                                                                                      5,925,000         6,051,973
       5/01/30                                                                                      4,500,000         4,596,435
    Thornapple Kellogg School GO, School Building and Site,
       FSA Insured, Pre-Refunded, 5.00%, 5/01/23                                                      965,000         1,079,903
       FSA Insured, Pre-Refunded, 5.00%, 5/01/28                                                    6,250,000         6,994,187
       Refunding, FSA Insured, 5.00%, 5/01/23                                                       3,035,000         3,160,710
    Trenton Public Schools School District GO, School Building and Site, FSA Insured, 5.00%,
       5/01/31                                                                                      4,575,000         4,743,268
       5/01/38                                                                                      8,150,000         8,295,233
    Van Dyke Public Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34               5,000,000         5,040,750
    Warren Consolidated School District GO, FSA Insured, 4.875%, 5/01/22                            8,910,000         9,119,385
    Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23                     2,450,000         2,659,843
    Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County Airport, Series
       A, NATL Insured, 5.25%, 12/01/18                                                             5,500,000         5,480,530
    Wayne Charter County GO,
       Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured,
          5.25%, 12/01/25                                                                          17,000,000        16,854,820
       Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured,
          5.00%, 12/01/30                                                                          10,750,000         9,810,880
       Building Improvement, Series A, 6.75%, 11/01/39                                              5,000,000         5,153,750
       Capital Improvement, Series A, FSA Insured, 5.00%, 2/01/34                                   7,640,000         7,798,606
       Capital Improvement, Series A, FSA Insured, 5.00%, 2/01/38                                  12,135,000        12,304,647
    Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, FGIC
       Insured, 5.00%,
       12/01/27                                                                                     9,910,000         9,668,791
       12/01/28                                                                                    10,170,000         9,807,439
    Wayne State University Revenues, General,
       AMBAC Insured, 5.00%, 11/15/30                                                               2,925,000         2,969,519
       AMBAC Insured, 5.00%, 11/15/36                                                               5,000,000         4,898,350
       Refunding, FSA Insured, 5.00%, 11/15/28                                                     23,550,000        24,638,716
       Refunding, FSA Insured, 5.00%, 11/15/35                                                     22,435,000        22,611,563

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
       5/01/19                                                                                  $   2,100,000   $     2,149,308
       5/01/20                                                                                      2,000,000         2,046,960
    West Ottawa Public School District GO, School Building Site, Refunding, NATL Insured,
       5.00%, 5/01/32                                                                               6,025,000         6,138,993
    Western Michigan University Revenues, General, FSA Insured, 5.00%,
       11/15/28                                                                                     5,500,000         5,886,870
       11/15/32                                                                                     6,410,000         6,692,617
    Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
       1/01/23                                                                                      8,500,000         8,665,325
    Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32                           9,375,000         9,506,531
    Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31                                   12,550,000        12,697,713
    Wyoming Sewer Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27                  5,700,000         5,924,523
    Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
       5/01/32                                                                                      6,065,000         6,133,292
    Zeeland Public Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/25                              3,350,000         3,462,024
                                                                                                                ---------------
                                                                                                                  1,421,177,654
                                                                                                                ---------------
    U.S. TERRITORIES 6.7%
    PUERTO RICO 6.7%
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series D, FSA Insured, 5.00%, 7/01/32                                            11,945,000        11,950,256
       Series B, NATL Insured, Pre-Refunded, 5.875%, 7/01/35                                        8,570,000         8,919,313
       Series B, NATL Insured, Pre-Refunded, 5.875%, 7/01/35                                       16,430,000        17,124,332
       Series D, FSA Insured, Pre-Refunded, 5.00%, 7/01/32                                          8,055,000         8,938,230
    Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured,
       Pre-Refunded, 5.00%, 7/01/35                                                                14,000,000        16,497,460
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14                      5,505,000         5,507,202
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
       first sub., Series B, 6.375%, 8/01/39                                                       10,000,000        10,571,300
       first sub., Series A, 6.00%, 8/01/42                                                        25,000,000        25,661,000
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                          105,169,093
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,495,890,390)                                     1,526,346,747
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 1.2%
    MUNICIPAL BONDS 1.2%
    MICHIGAN 1.0%
(a) Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put,
       0.24%, 3/01/49                                                                              12,400,000        12,400,000
(a) Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of
       Detroit, Refunding, Daily VRDN and Put, 0.24%, 11/01/36                                      2,700,000         2,700,000
                                                                                                                ---------------
                                                                                                                     15,100,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.2%
    PUERTO RICO 0.2%
(a) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                          3,600,000         3,600,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $18,700,000)                                                                  18,700,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,514,590,390) 99.0%                                                                 1,545,046,747
    OTHER ASSETS, LESS LIABILITIES 1.0%                                                                              15,752,351
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 1,560,799,098
                                                                                                                ===============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
COP     Certificate of Participation
EDC     Economic Development Corp.
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GO      General Obligation
HDA     Housing Development Authority/Agency
NATL    National Public Financial Guarantee Corp.
PCR     Pollution Control Revenue
RDA     Redevelopment Agency/Authority
RDAR    Redevelopment Agency Revenue
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 98.8%
    MINNESOTA 94.8%
    Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured,
       4.875%, 2/01/24                                                                          $   2,195,000   $     2,314,693
    Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured,
       4.50%, 2/01/32                                                                              11,125,000        11,198,870
    Anoka-Hennepin ISD No. 11 GO,
       School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20                       5,870,000         6,852,286
       School District Credit Enhancement Program, Series A, FSA Insured, 5.00%, 2/01/20            6,130,000         6,407,873
    Bloomington ISD No. 271 GO, School Building, Refunding, Series C, FSA Insured, 4.50%,
       2/01/23                                                                                      2,500,000         2,674,550
    Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%,
       12/01/24                                                                                     1,055,000         1,121,961
    Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22                                    1,000,000         1,075,240
    Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
       5.90%, 9/20/19                                                                                 400,000           403,664
       5.95%, 9/20/29                                                                               1,275,000         1,293,717
       6.00%, 9/20/34                                                                               1,000,000         1,016,550
    Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24                   2,015,000         2,159,979
    Cambridge ISD No. 911 GO, Series A, NATL Insured, 4.25%, 2/01/24                                1,235,000         1,274,211
    Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22                               3,805,000         3,989,314
    Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21                                1,000,000         1,075,240
    Chaska ISD No. 112 GO,
       Refunding, Series A, 4.00%, 2/01/16                                                          4,985,000         5,514,407
       School Building, Series A, NATL Insured, 4.50%, 2/01/28                                     15,000,000        15,604,500
    Chisago County GO, Capital Improvement, Series A, NATL Insured, 4.75%, 2/01/26                  2,415,000         2,567,121
    Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities,
       Series A, 5.125%, 1/01/35                                                                    2,625,000         2,725,853
    Dakota County Housing and RDA, SFMR, GNMA Secured,
       5.75%, 4/01/18                                                                                  92,000            92,148
       5.85%, 10/01/30                                                                                155,000           155,268
    Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25                                          1,325,000         1,335,958
    Duluth ISD No. 709 COP, Full Term Certificates, Series B,
       4.75%, 2/01/25                                                                               8,445,000         8,873,499
       FSA Insured, 5.00%, 2/01/28                                                                 18,890,000        20,401,200
    Eagan GO, Recreational Facilities, Series A, NATL Insured, 5.00%, 2/01/21                       3,075,000         3,196,093
    Eagan MFHR, Forest Ridge Apartments, Refunding, Series A,
       GNMA Secured,
       5.95%, 9/20/29                                                                               1,700,000         1,737,519
       6.00%, 9/20/34                                                                               1,480,000         1,504,494
    Elk River ISD Number 728 GO, School Building, Refunding, Series A, FSA Insured, 4.25%,
       2/01/24                                                                                      6,265,000         6,531,889
    Farmington ISD No. 192 GO,
       NATL Insured, 5.25%, 2/01/24                                                                 5,915,000         6,200,162
       School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/24                            5,015,000         5,321,968
       School Building, Series B, FSA Insured, 5.00%, 2/01/23                                       3,000,000         3,246,000
       School Building, Series B, FSA Insured, 4.75%, 2/01/27                                      16,075,000        17,060,237
    Fergus Falls ISD No. 544 GO, School Building, Series A, FSA Insured, 5.00%, 1/01/25             1,655,000         1,822,205
    Fridley ISD No. 014 GO, Alternative Facilities, Series A, FSA Insured, 4.375%, 2/01/27          2,040,000         2,105,096
    Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22                       2,700,000         2,830,275
    Hennepin County Sales Tax Revenue,
       Hennepin County Sales Tax, 4.75%, 12/15/37                                                  25,000,000        25,501,500
       Second Lien, Ballpark Project, Series B, 5.00%, 12/15/21                                     5,000,000         5,565,650
    Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured,
       Pre-Refunded, 5.00%, 11/01/25                                                                8,000,000         9,177,840
    Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22                                           3,880,000         4,182,213
    Hubbard County Housing and RDA, GO, Heritage Center Project, NATL Insured, 5.50%, 8/01/27       1,085,000         1,116,780
    Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23                             4,195,000         4,638,076
    Lakeview ISD No. 2167 GO, NATL Insured, 5.25%, 2/01/26                                          3,705,000         3,883,618
    Lakeville ISD No. 194 GO,
       School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16                       5,405,000         6,279,151
       School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17                       5,750,000         6,703,407
       Series A, FGIC Insured, 5.00%, 2/01/23                                                      10,180,000        11,186,293
    Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29                                  2,700,000         2,826,279

  Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Metropolitan Council Minneapolis St. Paul Metropolitan Area GO, Wastewater, Series B,
       4.50%, 12/01/26                                                                          $   5,000,000   $     5,229,700
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
       senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20                              5,400,000         5,819,526
       senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23                              14,800,000        15,807,436
       senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26                              10,000,000        10,478,900
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32                                         7,000,000         7,366,310
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26                                         2,000,000         2,104,660
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32                                         9,000,000         9,470,970
    Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet,
       Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15                                          480,000           526,445
    Minneapolis GO,
       Sports Arena Project, Refunding, 5.125%, 10/01/20                                            8,340,000         8,341,168
       Sports Arena Project, Refunding, 5.20%, 10/01/24                                             3,750,000         3,750,525
       Various Purpose, Pre-Refunded, 5.125%, 12/01/28                                              3,000,000         3,268,110
       Various Purpose, Refunding, 4.00%, 12/01/25                                                  4,500,000         4,624,425
    Minneapolis Health Care System Revenue, Fairview Health Services, Series D, AMBAC
       Insured, 5.00%, 11/15/34                                                                    12,645,000        11,889,841
    Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30                      5,000,000         4,955,650
    Minneapolis Health Care System Revenue, Fairview Health Services, Series B, Assured
    Guaranty, 6.50%, 11/15/38                                                                      35,000,000        38,829,700
    Minneapolis Special School District No. 001 COP,
       Refunding, Series A, NATL Insured, 4.50%, 2/01/21                                            2,715,000         2,839,510
       Series A, FSA Insured, 5.00%, 2/01/21                                                        1,950,000         2,026,382
    Minnesota Agriculture and Economic Development Board Revenue,
       Benedictine Health, Series A, NATL Insured, Pre-Refunded, 5.125%, 2/15/29                   14,625,000        14,902,144
       Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22         4,870,000         4,871,120
       Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26                         365,000           366,037
       Series E, Assured Guaranty, 5.00%, 2/15/37                                                  20,600,000        21,071,328
    Minnesota Public Facilities Authority Clean Water Revenue, Series A, 5.00%, 3/01/24             6,900,000         7,603,248
    Minnesota State 911 Revenue,
       Public Safety Communication, Assured Guaranty, 4.50%, 6/01/22                                3,000,000         3,240,570
       Public Safety Communication, Assured Guaranty, 4.50%, 6/01/23                                3,000,000         3,222,990
       Public Safety Communication, Assured Guaranty, 4.50%, 6/01/24                                3,745,000         4,001,570
       Public Safety Communication, Assured Guaranty, 4.50%, 6/01/25                                2,745,000         2,917,194
       Public Safety Radio Communication System, Assured Guaranty, 5.00%, 6/01/24                   5,000,000         5,466,300
    Minnesota State Colleges and University Revenue, Fund, Series A,
       4.50%, 10/01/26                                                                              5,770,000         5,997,511
       4.625%, 10/01/29                                                                             6,615,000         6,882,378
       NATL Insured, 5.00%, 10/01/22                                                                1,745,000         1,892,365
       NATL Insured, 5.00%, 10/01/23                                                                1,825,000         1,971,091
       NATL Insured, 5.00%, 10/01/24                                                                1,900,000         2,045,863
       NATL Insured, 5.00%, 10/01/25                                                                1,155,000         1,237,386
       NATL Insured, 5.00%, 10/01/26                                                                1,715,000         1,829,905
       NATL Insured, 5.00%, 10/01/32                                                                5,540,000         5,752,182
    Minnesota State GO,
       Highway and Various Purpose, 5.00%, 8/01/23                                                  3,000,000         3,370,710
       Highway and Various Purpose, FSA Insured, 5.00%, 8/01/22                                     1,000,000         1,122,120
       Highway and Various Purpose, FSA Insured, 5.00%, 8/01/25                                    10,000,000        11,077,800
       NATL Insured, 5.00%, 6/01/26                                                                10,000,000        10,962,000
       Various Purpose, Refunding, Series H, 5.00%, 11/01/27                                        5,000,000         5,579,000
       Various Purposes, Series A, 4.25%, 12/01/27                                                  5,000,000         5,185,650
       Various Purposes, Series A, 4.50%, 12/01/28                                                 15,540,000        16,437,590
    Minnesota State HFAR,
       Non Profit Housing State Appropriation, 4.00%, 8/01/29                                       3,675,000         3,596,392
       Rental Housing, Refunding, Series D, NATL Insured, 5.90%, 8/01/15                              690,000           690,945
       Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18                              200,000           200,194
       Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22                              220,000           220,319
(a) Residential Housing Finance, Series E, 4.90%, 7/01/29                                          12,035,000        12,004,551
(a) Residential Housing Finance, Series E, 5.10%, 1/01/40                                           5,485,000         5,474,688
       SFM, Series B, 5.00%, 7/01/13                                                                   50,000            50,097
       SFM, Series D, 5.45%, 1/01/26                                                                1,540,000         1,540,246
       SFM, Series E, AMBAC Insured, 5.40%, 1/01/25                                                 1,915,000         1,915,460
       SFM, Series G, AMBAC Insured, 6.25%, 7/01/26                                                   170,000           170,131
    Minnesota State Higher Education Facilities Authority Revenue,
       St. John's University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/21               1,750,000         1,889,003

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       St. John's University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/26           $   1,500,000   $     1,619,145
       University of St.Thomas, Series Six-X, 5.00%, 4/01/29                                        2,250,000         2,323,688
       University of St.Thomas, Series Six-X, 5.25%, 4/01/39                                        5,000,000         5,115,550
    Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27       5,000,000         5,333,950
    Minnetonka ISD No. 276 GO, Alternative Facilities, Series F,
       4.00%, 7/01/24                                                                               2,305,000         2,373,412
       4.10%, 7/01/25                                                                               2,145,000         2,203,151
    Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
       5.90%, 10/20/19                                                                              1,750,000         1,765,488
       5.95%, 10/20/29                                                                              5,955,000         6,051,769
    Moorhead ISD No. 152 GO, School Building, Refunding, 4.25%, 4/01/22                             4,690,000         4,852,837
    Mounds View ISD No. 621 GO, School Building, Refunding, Series A, 4.00%, 2/01/20                1,000,000         1,063,870
    New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32                          5,110,000         5,347,411
    Nobles County Housing and RDA Public Project Revenue, Annual Appropriation Lease
    Obligation, AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22                                        1,230,000         1,240,480
    North Branch Water System Revenue,
       FSA Insured, 4.75%, 8/01/27                                                                  1,500,000         1,596,960
       Series A, FSA Insured, 5.00%, 8/01/33                                                        1,325,000         1,368,844
    Northern Municipal Power Agency Electric System Revenue,
       Refunding, FSA Insured, 5.00%, 1/01/12                                                         790,000           792,267
       Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21                                        1,505,000         1,597,302
       Series A, AMBAC Insured, 5.00%, 1/01/26                                                      2,000,000         2,038,520
    Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20                                     3,000,000         3,126,450
    Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%,
       10/20/38                                                                                     4,280,000         4,247,429
    Pipestone-Jasper ISD No. 2689 GO, Refunding, Series A, FSA Insured, 5.00%, 3/01/20              1,595,000         1,709,330
    Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
       6.25%, 6/01/16                                                                               1,600,000         1,601,968
       6.125%, 6/01/24                                                                              1,815,000         1,815,054
    Prior Lake ISD No. 719 GO,
       FSA Insured, 5.50%, 2/01/21                                                                  2,590,000         2,609,347
       Series C, NATL Insured, 5.00%, 2/01/21                                                       2,000,000         2,088,960
       Series C, NATL Insured, 5.00%, 2/01/23                                                       6,025,000         6,275,821
    Robbinsdale ISD No. 281 GO, Refunding, Series A, NATL Insured, 4.50%, 2/01/22                   3,000,000         3,091,620
    Rochester Electric Utility Revenue, AMBAC Insured, Pre-Refunding, 5.25%, 12/01/24               3,000,000         3,145,800
    Rush City ISD No. 139 GO, School Building, NATL Insured,
       5.00%, 2/01/21                                                                               1,680,000         1,835,098
       5.125%, 2/01/26                                                                              4,245,000         4,653,029
    Sauk Rapids ISD No. 047 GO,
       School Building, Refunding, Series A, FSA Insured, 5.00%, 2/01/22                            2,200,000         2,397,912
       School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/25                            2,175,000         2,273,636
       Series A, NATL Insured, 5.75%, 2/01/23                                                       2,740,000         2,887,850
       Series A, NATL Insured, 5.75%, 2/01/26                                                       5,000,000         5,269,800
    Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27                  5,590,000         6,105,118
    South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23                   4,000,000         4,141,400
    Southern Minnesota Municipal Power Agency Power Supply System Revenue,
       Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19                  5,875,000         4,082,596
       Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20                 14,035,000         9,204,714
       Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23                  4,000,000         2,223,760
       Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26                  5,000,000         2,335,900
       Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27                  6,600,000         2,892,186
       Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18                15,935,000        11,673,344
       Refunding, Series A, 5.00%, 1/01/21                                                          1,000,000         1,061,380
       Refunding, Series A, 5.00%, 1/01/22                                                          2,060,000         2,175,298
       Refunding, Series A, 5.50%, 1/01/24                                                          1,000,000         1,081,560
       Refunding, Series A, 5.25%, 1/01/30                                                          2,000,000         2,062,540
       Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18                                         1,000,000         1,094,800
    Spring Lake Park ISD No. 16 GO, School Building, Series A, FSA Insured, 5.00%, 2/01/29          4,025,000         4,285,619
    St. Cloud Health Care Revenue,
       Centracare Health System Project, Assured Guaranty, 5.375%, 5/01/31                          1,000,000         1,040,780
       Centracare Health System Project, Assured Guaranty, 5.50%, 5/01/39                          27,200,000        27,860,960
       St. Cloud Hospital Obligation, Group A, FSA Insured, 5.875%, 5/01/30                        17,785,000        18,105,841
    St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC
       Insured, 5.00%, 7/01/15                                                                      1,165,000         1,165,897

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    St. Michael ISD No. 885 GO,
       FSA Insured, 5.00%, 2/01/23                                                              $   3,300,000   $     3,548,292
       School Building, Refunding, FSA Insured, 5.00%, 2/01/24                                      2,735,000         2,957,027
       School Building, Series A, FSA Insured, 4.75%, 2/01/29                                       5,000,000         5,233,300
    St. Paul Housing and RDA Health Care Revenue, Allina Health System,
       Refunding, Series A-1, 5.25%, 11/15/29                                                       5,000,000         4,926,950
       Series A, NATL Insured, 5.00%, 11/15/22                                                      5,000,000         5,068,600
    St. Paul ISD No. 625 GO, School Building, Series A, FSA Insured, 5.00%,
       2/01/24                                                                                      1,615,000         1,773,641
       2/01/25                                                                                      1,675,000         1,830,641
       2/01/26                                                                                      1,745,000         1,897,932
    St. Paul Sales Tax Revenue, Sub Series A, XLCA Insured, 5.00%, 11/01/30                         7,360,000         7,602,365
    St. Peter GO, Hospital, Series A, NATL Insured, 5.00%, 9/01/32                                  5,000,000         5,025,400
    University of Minnesota Revenue, Series A,
       5.25%, 4/01/29                                                                               1,000,000         1,103,020
       5.125%, 4/01/34                                                                              1,000,000         1,061,210
    Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%,
       2/01/22                                                                                      1,140,000         1,254,536
       2/01/28                                                                                      2,400,000         2,642,688
    Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22                   5,340,000         5,644,594
    Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
       2/01/23                                                                                      1,160,000         1,169,593
       2/01/25                                                                                      1,300,000         1,310,751
    Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
       Refunding,
       5.35%, 2/01/22                                                                               1,000,000         1,001,750
       5.40%, 8/01/27                                                                               2,015,000         2,018,567
    Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%, 2/01/24                                 2,725,000         2,946,216
    West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%,
       2/01/21                                                                                      3,340,000         3,599,351
       2/01/22                                                                                      3,500,000         3,756,165
    Western Minnesota Municipal Power Agency Revenue,
       NATL Insured, 5.00%, 1/01/26                                                                 8,565,000         8,745,721
       Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12                                           2,745,000         2,745,604
       Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13                                           4,500,000         4,500,765
       Series A, FSA Insured, 5.00%, 1/01/36                                                        6,000,000         6,128,820
       Series A, NATL Insured, 5.00%, 1/01/30                                                       7,200,000         7,277,400
    Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
       2/01/22                                                                                      2,550,000         2,650,241
       2/01/25                                                                                      3,000,000         3,105,210
       2/01/32                                                                                      5,415,000         5,525,628
                                                                                                                ---------------
                                                                                                                    853,191,602
                                                                                                                ---------------
    U.S. TERRITORIES 4.0%
    PUERTO RICO 3.7%
    Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30                                                     580,000           622,676
       Refunding, FSA Insured, 5.00%, 7/01/23                                                         955,000           962,736
       Refunding, FSA Insured, 5.125%, 7/01/30                                                        420,000           421,655
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       FSA Insured, 6.25%, 7/01/21                                                                 10,000,000        11,323,600
    Puerto Rico Electric Power Authority Power Revenue, Refunding,
       Series SS, NATL Insured, 5.00%, 7/01/25                                                      5,000,000         4,920,100
       Series V, FGIC Insured, 5.25%, 7/01/30                                                       5,000,000         4,919,450
    Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.75%, 8/01/12                  5,000,000         5,059,800
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30             1,000,000         1,011,720
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F, XLCA
       Insured, 5.25%, 7/01/25                                                                      2,500,000         2,435,050
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14                        800,000           800,320
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC
       Insured, ETM, 5.50%, 8/01/27                                                                 1,000,000         1,184,410
                                                                                                                ---------------
                                                                                                                     33,661,517
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    VIRGIN ISLANDS 0.3%
    Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
       10/01/20                                                                                 $   1,160,000   $     1,197,305
       10/01/21                                                                                     1,000,000         1,028,220
                                                                                                                ---------------
                                                                                                                      2,225,525
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                           35,887,042
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $853,120,729)                                         889,078,644
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 1.0%
    MUNICIPAL BONDS 1.0%
    MINNESOTA 0.3%
(b) Roseville Health Care Facilities Revenue, Presbyterian Homes Project, Refunding, Daily
       VRDN and Put, 0.22%, 10/01/29                                                                2,985,000         2,985,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.7%
    PUERTO RICO 0.7%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                          5,875,000         5,875,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $8,860,000)                                                                    8,860,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $861,980,729) 99.8%                                                                     897,938,644
    OTHER ASSETS, LESS LIABILITIES 0.2%                                                                               2,160,623
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   900,099,267
                                                                                                                ===============

(a)  Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
BIG Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name; on February 18, 2009, most MBIA Insured were replaced with NATL Insured through a spin-off.)
CDA     Community Development Authority/Agency
COP     Certificate of Participation
EDA     Economic Development Authority
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFAR    Housing Finance Authority Revenue
ISD     Independent School District
MFHR    Multi-Family Housing Revenue
MFR     Multi-Family Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PFAR    Public Financing Authority Revenue
RDA     Redevelopment Agency/Authority
RDAR    Redevelopment Agency Revenue
SFM     Single Family Mortgage
SFMR    Single Family Mortgage Revenue
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 97.5%
    MISSOURI 87.9%
    Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales
       Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%,
       10/01/35                                                                                 $   5,000,000   $     5,011,200
       10/01/39                                                                                    16,300,000        16,223,716
    Bi-State Development Agency Missouri-Illinois Metropolitan District Revenue, Metrolink
       Cross County Project, Series B, FSA Insured, 5.00%, 10/01/32                                 7,300,000         7,362,707
    Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
       10/20/22                                                                                     1,515,000         1,555,738
    Cape Girardeau County IDA Health Care Facilities Revenue,
       Southeast Missouri Hospital Assn., 5.00%, 6/01/36                                            7,500,000         6,396,600
       St. Francis Medical Center, Series A, 5.50%, 6/01/27                                         6,350,000         6,438,455
       St. Francis Medical Center, Series A, 5.50%, 6/01/32                                         5,000,000         5,023,600
       St. Francis Medical Center, Series A, 5.75%, 6/01/39                                         2,650,000         2,700,456
    Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper
       Products, 5.30%, 5/15/28                                                                     6,875,000         6,895,212
    Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,
       5.625%, 3/01/34                                                                              1,000,000         1,052,760
       6.00%, 3/01/39                                                                               1,000,000         1,069,590
    Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation
       Obligation, Series A, 5.75%, 10/01/33                                                       10,290,000        11,452,873
    Curators of the University of Missouri System Facilities Revenue,
       Series A, 5.00%, 11/01/33                                                                    5,000,000         5,215,400
       Series A, 5.00%, 11/01/35                                                                   20,000,000        20,726,000
       System Facilities, Refunding, Series A, 5.00%, 11/01/25                                      5,750,000         6,152,902
       System Facilities, Refunding, Series A, 5.00%, 11/01/26                                      3,625,000         3,863,126
    Dunklin County COP, FGIC Insured, 5.00%, 12/01/24                                               1,000,000         1,075,300
    Florissant COP, FGIC Insured, 5.00%, 8/01/22                                                    1,285,000         1,325,580
    Grandview COP, FGIC Insured, 5.00%, 1/01/23                                                     2,410,000         2,461,550
    Gravois Bluffs Transportation Development District Transportation Sales Tax Revenue,
       Refunding, 4.75%, 5/01/32                                                                    4,955,000         3,834,030
    Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22                               1,000,000           931,300
    Hickory County School District R-1 Skyline GO, Direct Deposit Program,
       6.05%, 3/01/20                                                                                 800,000           809,904
       Refunding, 6.05%, 3/01/20                                                                      300,000           302,724
    Jackson County Consolidated School District No. 2 GO, Missouri Direct Deposit Program,
       5.20%, 3/01/20                                                                               2,000,000         2,095,940
    Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and
       Improvement, Series A, 5.00%, 3/01/29                                                        4,000,000         4,217,720
    Jackson County Reorganized School District No. 7 Lee's Summit GO, Missouri Direct Deposit
       Program, Refunding and Improvement, FSA Insured, 5.00%, 3/01/21                              5,700,000         6,129,381
    Jackson County Special Obligation Revenue,
       Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28                               2,500,000         2,592,600
       Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/29                              26,925,000        27,921,225
       NATL Insured, 5.00%, 12/01/27                                                                3,105,000         3,186,506
    Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
       3/01/20                                                                                      1,025,000         1,037,567
    Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
       AMBAC Insured, 5.00%, 12/01/26                                                               4,500,000         4,549,995
    Jefferson County Consolidated School District No. 006 Lease Participation COP, FSA
       Insured, 5.00%, 3/01/25                                                                      1,050,000         1,121,694
    Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
       5.50%, 2/15/29                                                                               2,000,000         1,884,540
       5.75%, 2/15/35                                                                               2,500,000         2,378,600
    Kansas City IDAR, Kansas City Missouri IDA, AMBAC Insured,
       5.00%, 12/01/24                                                                              4,470,000         4,741,865
       4.50%, 12/01/32                                                                             10,000,000         9,518,100
       5.00%, 12/01/32                                                                             15,000,000        15,197,250
    Kansas City Sanitation Sewer System Revenue, Series A, 5.25%, 1/01/34                           4,000,000         4,221,400
    Kansas City Special Obligation Revenue, Arena Project, Refunding and Improvement, Series
       C, 5.125%, 4/01/38                                                                          10,000,000         9,888,700
    Kansas City Special Obligation Tax Allocation, East Village Project, Series B, Assured
       Guaranty, 5.00%, 4/15/31                                                                     6,860,000         7,159,782

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
       Center Project, NATL Insured, 5.00%, 7/01/27                                             $   1,730,000   $     1,796,519
    Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32                11,725,000        12,414,078
    Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
       12/01/14                                                                                       750,000           715,463
       12/01/26                                                                                       800,000           653,192
    Lee's Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22                      1,500,000         1,706,250
    Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22                   1,995,000         2,063,608
    Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37                  1,500,000         1,552,320
    Metropolitan St. Louis Sewer District Wastewater System Revenue,
       Series A, 5.75%, 5/01/38                                                                     2,000,000         2,236,080
       Series A, NATL Insured, 5.00%, 5/01/34                                                      24,730,000        25,377,926
       Series C, NATL Insured, 5.00%, 5/01/36                                                      22,740,000        23,550,454
    Missouri Development Finance Board Cultural Facilities Revenue,
       Nelson Gallery Foundation, Series A, NATL Insured, 5.00%, 12/01/30                           9,500,000         9,678,505
       Series B, 5.00%, 6/01/37                                                                    28,435,000        29,349,185
    Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
       Iatan 2 Project, Series A, 6.00%, 1/01/39                                                   10,000,000        10,454,800
       Plum Point Project, NATL Insured, 5.00%, 1/01/28                                             5,235,000         5,041,776
       Plum Point Project, NATL Insured, 5.00%, 1/01/34                                            34,945,000        32,146,604
       Series A, AMBAC Insured, 5.00%, 1/01/32                                                      6,000,000         6,071,040
    Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured,
       5.50%, 4/01/23                                                                               1,200,000         1,242,204
    Missouri State Board of Public Buildings State Office Building, Special Obligation,
       Series A, 5.125%, 5/01/26                                                                    3,960,000         4,122,796
    Missouri State Development Finance Board Infrastructure Facilities Revenue, Midtown
       Redevelopment Project, Series A, NATL Insured, Pre-Refunded, 5.75%, 4/01/22                 10,000,000        10,180,700
    Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater St.
       Louis Project, Series A, 5.40%, 9/01/18                                                      7,420,000         7,443,967
    Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
       Paper Product, 5.20%, 3/15/29                                                                3,000,000         3,069,720
    Missouri State Environmental Improvement and Energy Resources Authority PCR, National
       Rural Assn., Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13                     2,100,000         2,101,701
    Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State
       Revolving Fund,
       Series A, 7.00%, 10/01/10                                                                      135,000           135,356
       Series A, 6.55%, 7/01/14                                                                       720,000           722,801
       Series A, 5.75%, 1/01/16                                                                       150,000           150,495
       Series B, 7.125%, 12/01/10                                                                     120,000           120,358
       Series B, 5.80%, 1/01/15                                                                       125,000           125,411
       Series B, 6.05%, 7/01/16                                                                       485,000           486,693
       Series B, 7.20%, 7/01/16                                                                       805,000           808,486
       Series B, 5.50%, 7/01/21                                                                       710,000           724,314
       Series B, Pre-Refunded, 5.50%, 7/01/21                                                         730,000           761,354
    Missouri State Environmental Improvement and Energy Resources Authority Water Pollution
       Control and Drinking Water Revenue, State Revolving Funds Programs, Series A, 5.75%,
       1/01/29                                                                                      2,500,000         2,906,700
    Missouri State GO,
       State Water Pollution Control, Series A, 5.00%, 6/01/26                                      3,785,000         3,873,077
       Stormwater Control, Series A, 5.00%, 6/01/26                                                 1,895,000         1,939,097
    Missouri State Health and Educational Facilities Authority Educational Facilities
       Revenue,
       Maryville University of St. Louis Project, Pre-Refunded, 6.50%,6/15/22                       1,750,000         1,803,638
       Maryville University of St. Louis Project, Pre-Refunded, 6.75%, 6/15/30                      4,500,000         4,643,910
       Washington University, Refunding, Series B, 5.00%, 3/01/30                                  14,000,000        14,196,420
       Washington University, Series A, 5.00%, 11/15/37                                             9,150,000         9,200,142
       Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30                               13,550,000        13,874,658
       Webster University, NATL Insured, 5.30%, 4/01/27                                             8,000,000         7,936,720
    Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       CoxHealth, 5.50%, 11/15/39                                                                  14,325,000        14,158,687
       Freeman Health Systems Project, 5.25%, 2/15/28                                               2,750,000         2,546,143
       Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21          4,585,000         4,403,938
       Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28          4,900,000         4,562,586
       Lake of the Ozarks General Hospital, 6.25%, 2/15/11                                            180,000           180,878
       Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21                                 330,000           330,604
       Lake Regional Health Systems Project, 5.60%, 2/15/25                                         1,250,000         1,232,288
       Lake Regional Health Systems Project, 5.70%, 2/15/34                                         2,750,000         2,611,510

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       St. Luke's Episcopal, 5.00%, 12/01/34                                                    $   7,500,000   $     6,719,775
       St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26                    8,500,000         8,212,700
       St. Luke's Health System, Series B, 5.50%, 11/15/35                                          6,725,000         6,872,546
    Missouri State Health and Educational Facilities Authority Revenue,
       Children's Mercy Hospital, 5.625%, 5/15/39                                                   7,500,000         7,430,475
       Educational Facilities, Washington University, Series A, 5.00%, 2/15/33                     15,125,000        15,505,696
       Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22     2,900,000         2,769,616
       Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27     2,700,000         2,451,492
       Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25                 1,500,000         1,372,860
       Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35                4,655,000         4,152,213
       SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28                16,385,000        17,643,204
       St. Luke's Health System, Series A, FSA Insured, 5.50%, 11/15/35                            10,000,000        10,219,400
       The Washington University, Series A, 5.00%, 1/15/37                                         10,880,000        11,281,363
       The Washington University, Series A, 5.375%, 3/15/39                                        16,825,000        17,952,275
    Missouri State Highways and Transit Commission State Road Revenue,
       5.00%, 5/01/20                                                                               6,875,000         7,921,856
       5.00%, 5/01/21                                                                               5,000,000         5,691,400
       first lien, Series B, 5.00%, 5/01/24                                                        11,005,000        11,938,774
    Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
       Series A-1, GNMA Secured, 4.75%, 9/01/32                                                     1,875,000         1,655,963
       Series B, GNMA Secured, 6.45%, 9/01/27                                                         160,000           160,229
       Series C, GNMA Secured, 5.00%, 3/01/32                                                       1,250,000         1,279,650
       Series C-1, GNMA Secured, 5.90%, 9/01/25                                                       770,000           775,698
       Series C-1, GNMA Secured, 5.95%, 3/01/28                                                       545,000           547,856
       Series D, GNMA Secured, 4.70%, 3/01/35                                                       4,000,000         3,878,920
    Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19                       1,920,000         1,952,582
    North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
       5.00%, 11/15/20                                                                              1,000,000         1,030,290
       5.00%, 11/15/21                                                                              1,000,000         1,028,450
       5.00%, 11/15/22                                                                              1,000,000         1,026,620
       5.00%, 11/15/28                                                                              1,965,000         1,987,381
       5.125%, 11/15/33                                                                             2,755,000         2,760,290
    Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural
       Education, Assured Guaranty, 5.00%, 3/01/27                                                  6,690,000         7,132,744
    Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39            1,600,000         1,617,440
    Riverside IDA, IDR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
       5/01/20                                                                                      1,500,000         1,501,770
       5/01/27                                                                                      2,000,000         1,863,320
    Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385
       Project, Refunding, Radian Insured, 5.00%, 3/01/27                                           5,000,000         4,483,200
    Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
       5.625%, 8/15/18                                                                              3,000,000         2,782,170
       5.70%, 8/15/28                                                                               5,250,000         4,257,698
    Springfield Public Building Corp. Leasehold Revenue,
       Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24                                   2,600,000         2,747,186
       Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36                         5,000,000         5,044,400
       Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%, 6/01/21             3,230,000         3,322,410
       Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/25              3,645,000         3,749,721
    Springfield Public Utility Revenue, FGIC Insured, 4.75%, 8/01/34                                3,000,000         3,035,700
    Springfield School District No. R-12 GO, Missouri Direct Deposit Program,
       5.85%, 3/01/20                                                                               1,500,000         1,517,835
       FSA Insured, 5.00%, 3/01/26                                                                  5,000,000         5,376,500
    St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
       NATL Insured, 5.25%, 12/01/28                                                                1,000,000         1,007,330
    St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
       4/01/27                                                                                      1,330,000         1,368,530
    St. Louis Airport Revenue,
       Airport Development Program, Series A, NATL Insured, Pre-Refunded, 5.25%, 7/01/31           18,835,000        20,195,829
       Lambert, Refunding, Series B, FSA Insured, 5.00%, 7/01/25                                    9,420,000         8,943,913
       Lambert, St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29            8,320,000         8,309,683
       Lambert, St. Louis International Airport, Series A-1, 6.125%, 7/01/24                        2,000,000         2,076,920
       Lambert, St. Louis International Airport, Series A-1, 6.625%, 7/01/34                        5,000,000         5,232,250
    St. Louis County IDA, MFHR, Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31            1,095,000         1,098,592
    St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured,
       5.375%, 9/20/31                                                                              3,310,000         3,357,134
    St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28                        1,500,000         1,238,730

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    St. Louis Municipal Finance Corp. Leasehold Revenue,
       Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27               $   4,750,000   $     5,200,347
       City Justice Center, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 2/15/20                   1,000,000         1,021,310
       Convention Center Capital Improvement, Series B, Assured Guaranty, 5.375%, 7/15/38          22,725,000        23,473,107
    St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured,
       5.00%,
       2/15/32                                                                                      8,075,000         7,500,060
       2/15/37                                                                                      7,800,000         6,976,866
    Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
       5.30%, 5/15/18                                                                               3,000,000         2,918,340
       5.40%, 5/15/28                                                                               1,500,000         1,383,060
    Taney County Reorganized School District GO, No. R-V Hollister, FSA Insured,
       Pre-Refunded, 5.00%, 3/01/20                                                                 1,300,000         1,470,924
    University of Missouri Revenues, System Facilities, Refunding, Series B, 5.00%, 11/01/27        7,865,000         8,054,625
    West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
       5.50%, 11/15/12                                                                                625,000           624,613
       5.60%, 11/15/17                                                                              1,700,000         1,597,966
       5.65%, 11/15/22                                                                              1,500,000         1,326,990
                                                                                                                ---------------
                                                                                                                    832,157,527
                                                                                                                ---------------
    U.S. TERRITORIES 9.6%
    PUERTO RICO 9.6%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
       7/01/26                                                                                      2,785,000         2,874,399
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.375%, 7/01/28                                                                              1,975,000         1,969,154
       5.125%, 7/01/31                                                                              5,000,000         4,752,500
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       Pre-Refunded, 5.50%, 7/01/36                                                                 9,500,000        11,559,220
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39                                            4,970,000         4,496,955
       Series D, Pre-Refunded, 5.375%, 7/01/36                                                      2,500,000         2,777,625
    Puerto Rico Electric Power Authority Power Revenue,
       Series II, Pre-Refunded, 5.25%, 7/01/31                                                     10,000,000        11,244,800
       Series WW, 5.50%, 7/01/38                                                                    5,730,000         5,616,489
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22       2,500,000         2,501,425
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33                                                         2,150,000         2,089,736
       Series D, Pre-Refunded, 5.375%, 7/01/33                                                      5,885,000         6,522,640
       Series I, 5.00%, 7/01/36                                                                    14,450,000        12,785,504
       Series I, Pre-Refunded, 5.375%, 7/01/34                                                     10,000,000        11,626,200
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub. bond, Series B,
       6.375%, 8/01/39                                                                             10,000,000        10,571,300
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                           91,387,947
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $912,265,973)                                         923,545,474
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 1.0%
    MUNICIPAL BONDS 1.0%
    MISSOURI 0.9%
(a) Missouri State Health and Educational Facilities Authority Educational Facilities
       Revenue,
       St. Louis University, Refunding, Series A-1, Daily VRDN and Put, 0.19%, 10/01/35             2,900,000         2,900,000
       St. Louis University, Refunding, Series A-2, Daily VRDN and Put, 0.17%, 10/01/35             1,200,000         1,200,000
       St. Louis University, Series B, Daily VRDN and Put, 0.18%, 10/01/24                          2,700,000         2,700,000
       Washington University, Series B, Daily VRDN and Put, 0.24%, 2/15/33                          1,200,000         1,200,000
(a) Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       Sisters Mercy Health, Refunding, Series A, Daily VRDN and Put, 0.19%, 6/01/16                  490,000           490,000
                                                                                                                ---------------
                                                                                                                      8,490,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.1%
    PUERTO RICO 0.1%
(a) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put,
       0.17%, 7/01/32                                                                               1,000,000         1,000,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,490,000)                                                                    9,490,000
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    TOTAL INVESTMENTS (COST $921,755,973) 98.5%                                                                 $   933,035,474
    OTHER ASSETS, LESS LIABILITIES 1.5%                                                                              14,110,492
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   947,145,966
                                                                                                                ===============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ACA     American Capital Access Holdings Inc.
AMBAC   American Municipal Bond Assurance Corp.
COP     Certificate of Participation
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
IDR     Industrial Development Revenue
MFHR    Multi-Family Housing Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCR     Pollution Control Revenue
SFMR    Single Family Mortgage Revenue

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 98.0%
    DELAWARE 0.9%
    Delaware River and Bay Authority Revenue,
       NATL Insured, 5.00%, 1/01/27                                                             $  10,000,000   $    10,242,900
       Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29                                        4,000,000         4,057,000
                                                                                                                ---------------
                                                                                                                     14,299,900
                                                                                                                ---------------
    NEW JERSEY 70.1%
    Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL
       Insured, ETM, 7.40%, 7/01/16                                                                 9,500,000        11,528,250
    Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board
       of Education Project, 5.00%, 4/01/32                                                         3,400,000         3,568,164
    Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31             3,000,000         3,086,430
    Berhards Township School District GO, NATL Insured,
       5.00%, 7/15/30                                                                               1,680,000         1,758,523
       Pre-Refunded, 5.00%, 7/15/30                                                                 8,358,000         9,785,379
    Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22                            1,975,000         2,019,556
    Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series
       A, NATL Insured, 6.80%, 3/01/21                                                              5,400,000         6,528,708
    Carteret Board of Education COP, NATL Insured, Pre-Refunded, 5.75%, 1/15/30                     1,155,000         1,173,907
    Cumberland County Improvement Authority Solid Waste System Revenue, Series A, 5.00%,
       1/01/30                                                                                      3,150,000         3,049,074
    Egg Harbor Township School District GO,
       FGIC Insured, Pre-Refunded, 5.125%, 7/15/24                                                  4,870,000         5,281,320
       NATL Insured, Pre-Refunded, 5.00%, 4/01/29                                                   3,195,000         3,749,364
       NATL Insured, Pre-Refunded, 5.00%, 4/01/30                                                   3,027,000         3,552,215
    Freehold Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/30             1,500,000         1,583,820
    Gloucester County Improvement Authority Solid Waste Resource
       Recovery Revenue, Waste Management Inc. Project, Mandatory
       Put 12/01/09, Refunding,
       Series A, 6.85%, 12/01/29                                                                    1,375,000         1,375,000
       Series B, 7.00%, 12/01/29                                                                    1,250,000         1,250,000
    Hammonton School District GO, FGIC Insured, Pre-Refunded,
       5.00%,
       8/01/26                                                                                      1,155,000         1,252,517
       8/01/27                                                                                      1,215,000         1,317,582
    Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL
       Insured, 6.15%, 6/01/19                                                                      1,150,000         1,162,708
    Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23                             4,315,000         4,432,368
    Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%, 5/01/27          3,600,000         3,901,248
    Hudson County Improvement Authority Lease Revenue, County Secured, County Services
       Building Project, FSA Insured, 5.00%, 4/01/32                                                3,895,000         4,099,604
    Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison
       Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34          2,000,000         2,080,140
    Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
       Series A, 6.125%, 1/01/29                                                                    6,510,000         5,511,626
    Jersey City GO, Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20                            1,000,000         1,022,910
    Lafayette Yard Community Development Corp. Revenue,
       Hotel/Conference Center Project, Trenton Guaranteed, NATL Insured, Pre-Refunded,
       6.00%, 4/01/29                                                                               1,750,000         1,800,243
       5.80%, 4/01/35                                                                               2,520,000         2,590,711
    Middlesex County COP, NATL Insured,
       5.00%, 8/01/31                                                                               3,250,000         3,295,793
       zero cpn., 6/15/24                                                                           1,000,000           512,700
    Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional
       Educational Services Commission, 5.25%, 12/15/33                                             3,000,000         3,246,450
    Middlesex County Improvement Authority Revenue, Administration
       Building Residential Project, FNMA Insured,
       5.25%, 7/01/21                                                                                 750,000           759,248
       5.35%, 7/01/34                                                                               1,575,000         1,577,756
    Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured,
       Pre-Refunded, 5.00%, 2/01/26                                                                 1,000,000         1,054,070

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,
       8/01/30                                                                                  $   1,815,000   $     1,905,532
       8/01/33                                                                                      2,630,000         2,731,544
    Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29          7,875,000         9,168,705
    New Jersey EDA Lease Revenue, International Center for Public Health Project,
       University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32                          5,000,000         4,963,400
    New Jersey EDA Revenue,
       Cigarette Tax, 5.50%, 6/15/24                                                                5,000,000         4,868,250
       Cigarette Tax, 5.75%, 6/15/34                                                                5,000,000         4,629,350
       Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%, 1/01/16          2,500,000         2,507,825
       Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27                      5,000,000         5,034,350
       Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29                     12,500,000        12,535,000
       Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34                     10,000,000        10,064,700
       Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28                           16,240,000        16,492,370
       School Facilities Construction, Refunding, Series K, FGIC Insured, 5.25%, 12/15/21          10,000,000        10,973,800
       School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25                      16,500,000        16,605,270
       School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30                       10,500,000        10,811,325
       School Facilities Construction, Series O, 5.125%, 3/01/28                                    5,000,000         5,186,750
       School Facilities Construction, Series U, 5.00%, 9/01/37                                     5,000,000         5,002,800
       School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37                      5,000,000         5,060,500
       School Facilities Construction, Series U, FSA Insured, 5.00%, 9/01/32                        2,000,000         2,029,340
       School Facilities Construction, Series Y, 5.00%, 9/01/33                                     6,000,000         6,054,540
       School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34                  3,000,000         3,260,070
    New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC
       Insured, 5.75%, 3/15/20                                                                      4,605,000         4,621,025
    New Jersey EDA Water Facilities Revenue,
       American Water Co., Refunding, Series A, 5.70%, 10/01/39                                    10,000,000         9,774,800
       Hackensack Water Co. Project, Refunding, Series A, NATL Insured, 5.80%, 3/01/24              1,000,000           999,940
       New Jersey American Water Co., Refunding, Series B, 5.00%, 10/01/39                          8,750,000         8,602,825
    New Jersey Health Care Facilities Financing Authority Revenue,
       Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25                                   2,170,000         2,440,534
       Atlantic City Medical Center, Refunding, 5.75%, 7/01/25                                      2,830,000         2,903,297
       Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27                              8,000,000         8,044,000
       Atlanticare Regional Medical Center, 5.00%, 7/01/25                                          4,605,000         4,700,876
       Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37                              19,490,000        18,893,801
       Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29                                            5,725,000         5,728,607
       Englewood Hospital, NATL Insured, 5.00%, 8/01/31                                             9,275,000         9,288,170
       Hackensack University Medical Center, 6.00%, 1/01/34                                        10,000,000        10,038,700
       Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31            5,000,000         5,142,250
       Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36            5,000,000         5,112,050
       Holy Name Hospital, 5.00%, 7/01/36                                                           5,000,000         4,051,300
       Hunterdon Medical Center, Series A, 5.125%, 7/01/35                                          2,000,000         1,926,800
       Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31                                    4,880,000         4,885,075
       Meridian Health System Obligated Group Issue, FSA Insured, 5.25%, 7/01/29                   20,000,000        20,047,600
       Meridian Health System Obligated Group Issue, Refunding, FSA Insured, 5.375%, 7/01/24        6,500,000         6,539,585
       Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%,
          7/01/38                                                                                  10,000,000         9,999,600
       Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%,
          7/01/38                                                                                  10,000,000         9,999,600
       Robert Wood Johnson University Hospital, 5.75%, 7/01/25                                      5,000,000         5,023,400
       Somerset Medical Center, 5.75%, 7/01/28                                                     11,000,000         8,944,430
       South Jersey Hospital, 5.00%, 7/01/36                                                       10,000,000         9,727,300
       South Jersey Hospital, 5.00%, 7/01/46                                                       27,200,000        25,928,672
       South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21                                        10,000,000        11,278,500
       South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32                                         18,600,000        21,037,158
       Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27                                  2,000,000         1,999,940
       St. Barnabas Health Care System, Series A, 5.00%, 7/01/29                                   12,000,000         9,871,920
       St. Mary's Hospital, ETM, 5.875%, 7/01/12                                                    1,535,000         1,609,985
       St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26                                        3,355,000         3,409,787
       St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/27                                        3,345,000         3,373,065
       St. Peter's University Hospital, Refunding, Series A, 6.875%, 7/01/30                        1,500,000         1,508,685
       State Contract Hospital Asset Transitions Program, Series A, 5.25%, 10/01/38                15,000,000        15,306,900
       Virtua Health, Assured Guaranty, 5.50%, 7/01/38                                             10,000,000        10,407,300
    New Jersey Health Care Facilities Financing Authority State Contract Revenue, 5.75%,
       10/01/31                                                                                    10,000,000        10,568,000

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29                    $   1,000,000   $     1,031,000
    New Jersey State Educational Facilities Authority Revenue, College of New Jersey,
       Refunding, Series D, FSA Insured, 5.00%, 7/01/28                                             5,940,000         6,314,279
       College of New Jersey, Refunding, Series D, FSA Insured, 5.00%, 7/01/35                     11,000,000        11,152,790
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/30                                                   6,615,000         6,814,178
       Kean University, Refunding, Series A, 5.50%, 9/01/36                                         6,500,000         6,788,535
       Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30                        5,240,000         6,161,926
       Kean University, Series D, FGIC Insured, 5.00%, 7/01/39                                     10,695,000        10,548,265
       Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33                       10,000,000        11,315,500
       Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31              15,000,000        15,066,150
       Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36              20,000,000        19,853,800
       Montclair State University, Series J, 5.25%, 7/01/38                                         2,000,000         2,031,660
       Princeton University, Refunding, Series A, 5.00%, 7/01/30                                    5,000,000         5,288,600
       Princeton University, Refunding, Series E, 5.00%, 7/01/33                                    5,000,000         5,354,300
       Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29                                 1,000,000         1,162,940
       Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/25          1,000,000         1,066,690
       Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31          1,500,000         1,600,035
       Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36           6,745,000         7,864,130
       Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%, 7/01/34           2,000,000         2,311,420
       Refunding, Series D, 5.00%, 7/01/27                                                          1,325,000         1,308,173
       Refunding, Series D, 5.00%, 7/01/33                                                          1,000,000           955,960
       Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38                               5,000,000         5,094,350
       Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28                 2,370,000         2,423,112
       Rowan University, Refunding, Series C, FGIC Insured, 5.00%, 7/01/31                          1,505,000         1,539,615
       Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24                         1,755,000         1,873,550
       Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31                         495,000           534,546
       Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27                       1,000,000         1,104,230
       Seton Hall University, Refunding, Series E, 6.25%, 7/01/37                                   5,000,000         5,583,800
       Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26                       1,870,000         1,894,834
       Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34                         4,750,000         4,785,577
       Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18                           590,000           592,242
       Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28                           865,000           865,839
       Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18                                 510,000           513,611
       Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28                                 710,000           714,146
       William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38                      5,500,000         5,545,595
    New Jersey State Higher Education Assistance Authority Student
       Loan Revenue, Series A,
       5.625%, 6/01/30                                                                             14,500,000        15,603,015
       Assured Guaranty, 6.125%, 6/01/30                                                           10,000,000        10,481,800
    New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
       1/01/10                                                                                      2,440,000         2,451,322
    New Jersey State Housing and Mortgage Finance Agency MFHR,
       Series A1, FSA Insured, 6.35%, 11/01/31                                                      2,000,000         2,003,720
       Series B, FSA Insured, 6.25%, 11/01/26                                                         970,000           972,862
       Series D, FSA Insured, 5.50%, 5/01/22                                                          725,000           734,606
       Series E1, FSA Insured, 5.70%, 5/01/20                                                       2,595,000         2,617,914
       Series E1, FSA Insured, 5.75%, 5/01/25                                                       1,165,000         1,173,318
       Series I, 5.75%, 11/01/38                                                                    3,595,000         3,658,560
    New Jersey State Housing and Mortgage Finance Agency
       Revenue,
       Home Buyer, Series CC, NATL Insured, 5.875%, 10/01/31                                          940,000           945,602
       Home Buyer, Series U, NATL Insured, 5.85%, 4/01/29                                             420,000           421,155
       Series AA, 6.50%, 10/01/38                                                                   8,365,000         8,924,953
    New Jersey State Transportation Trust Fund Authority Revenue,
       Capital Appreciation, Transportation System, Series C, FSA
       Insured, zero cpn., 12/15/33                                                                10,000,000         2,382,200
       Transportation System, Series A, 6.00%, 12/15/38                                            25,000,000        27,679,750
       Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34                             10,000,000        10,039,200
       Transportation System, Series A, FSA Insured, 5.00%, 12/15/34                               15,000,000        15,572,400
       Transportation System, Series A, zero cpn., 12/15/32                                        10,000,000         2,500,100
       Transportation System, Series B, NATL Insured, Pre-Refunded, 5.00%, 12/15/21                10,000,000        10,885,800
    New Jersey State Turnpike Authority Turnpike Revenue,
       Growth and Income Securities, Series B, AMBAC Insured, zero
       cpn. to 1/01/15, 5.15% thereafter, 1/01/35                                                   7,500,000         5,825,100
       Series A, AMBAC Insured, 5.00%, 1/01/30                                                     13,500,000        13,787,415

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Series A, NATL Insured, Pre-Refunded, 5.60%, 1/01/22                                     $   7,500,000   $     7,530,975
       Series A, NATL Insured, Pre-Refunded, 5.50%, 1/01/25                                        16,300,000        16,366,015
       Series E, 5.25%, 1/01/40                                                                    21,920,000        22,250,992
       Series H, 5.00%, 1/01/36                                                                    14,000,000        14,009,520
    Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured,
       Pre-Refunded,
       5.00%, 1/01/26                                                                               3,245,000         3,732,853
       5.50%, 1/01/27                                                                               3,240,000         3,791,383
       5.50%, 1/01/28                                                                               2,000,000         2,340,360
       5.00%, 1/01/34                                                                              25,000,000        28,758,500
       5.00%, 1/01/37                                                                               3,965,000         4,561,098
    North Hudson Sewer Authority New Jersey Sewer Revenue,
       Series C, NATL Insured, 5.00%,
       8/01/22                                                                                      1,000,000         1,004,840
       8/01/31                                                                                      1,000,000           932,130
    Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
       4/01/21                                                                                      2,155,000         2,288,222
       4/01/22                                                                                      2,142,000         2,274,418
    Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
       Project, Series A, FSA Insured, 5.00%, 4/15/35                                               1,375,000         1,420,623
    Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC
       Insured, 5.75%, 12/01/22                                                                     8,925,000         9,028,530
    Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34                                     1,000,000         1,024,390
    Rutgers State University Revenue, Series F, 5.00%, 5/01/39                                     32,520,000        33,603,566
    Salem County Improvement Authority Revenue, City Guaranteed, Finlaw State Office
       Building, FSA Insured, 5.25%, 8/15/38                                                        1,625,000         1,677,829
    South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
       5.00%, 11/01/29                                                                             12,000,000        12,126,600
    Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital
       Appreciation, Series B, FSA Insured, zero cpn.,
       12/01/35                                                                                     2,815,000           695,755
       12/01/36                                                                                     2,810,000           647,846
       12/01/37                                                                                     2,815,000           616,344
       12/01/38                                                                                     2,810,000           577,848
    Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37                    13,000,000        14,631,760
    Union County Utilities Authority Solid Waste Revenue, Sub Lease, Ogden Martin, Refunding,
       Series A, AMBAC Insured, 5.35%, 6/01/23                                                      2,245,000         2,206,925
    University of Medicine and Dentistry COP,
       AMBAC Insured, 5.00%, 4/15/32                                                                4,625,000         4,169,669
       NATL Insured, 5.00%, 6/15/36                                                                15,500,000        13,754,235
       Series A, NATL Insured, 5.00%, 9/01/22                                                       1,700,000         1,713,056
    University of Medicine and Dentistry Revenue, Series A, AMBAC
       Insured, 5.00%, 12/01/24                                                                     2,500,000         2,358,825
       12/01/31                                                                                    29,395,000        26,662,735
    Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35          8,730,000        10,323,661
    Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24                                            1,220,000         1,257,015
                                                                                                                ---------------
                                                                                                                  1,076,582,970
                                                                                                                ---------------
    NEW YORK 6.5%
    Port Authority of New York and New Jersey Revenue,
       Consolidated,
       One Hundred Forty-Eighth Series, FSA Insured, 5.00%, 8/15/34                                10,000,000        10,361,200
       One Hundred Forty-Eighth Series, FSA Insured, 5.00%, 8/15/37                                 5,000,000         5,115,100
       One Hundred Forty-Fourth Series, 5.00%, 10/01/29                                             5,000,000         5,268,400
       One Hundred Forty-Ninth Series, 5.00%, 11/15/31                                             10,000,000        10,480,600
       One Hundred Sixty-First, 5.00%, 10/15/33                                                    10,000,000        10,370,100
       One Hundred Twenty-Fifth Series, FSA Insured, 5.00%, 4/15/32                                23,950,000        24,664,189
       Refunding, One Hundred Fifty-Third Series, 5.00%, 7/15/38                                    5,000,000         5,087,300
       Refunding, One Hundred Sixtieth Series, 5.00%, 9/15/36                                      20,000,000        20,417,600
    Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
    International Air Terminal, NATL Insured, 5.75%, 12/01/22                                       8,000,000         8,123,760
                                                                                                                ---------------
                                                                                                                     99,888,249
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    PENNSYLVANIA 1.6%
    Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured,
       5.00%, 7/01/35                                                                           $   5,000,000   $     5,056,350
    Delaware River Port Authority Pennsylvania and New Jersey
       Revenue, FSA Insured, 5.75%,
       1/01/22                                                                                      8,500,000         8,528,135
       1/01/26                                                                                     10,000,000        10,022,700
                                                                                                                ---------------
                                                                                                                     23,607,185
                                                                                                                ---------------
    U.S. TERRITORIES 18.9%
    PUERTO RICO 18.6%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44                                                                               4,100,000         4,199,056
    Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, Pre-Refunded, 5.125%,
       7/01/30                                                                                     13,655,000        14,659,735
       Refunding, FSA Insured, 5.125%, 7/01/30                                                      8,350,000         8,382,899
       Refunding, Series A-4, FSA Insured, 5.00%, 7/01/31                                           7,000,000         7,053,060
       Series A, 5.00%, 7/01/29                                                                    10,000,000         9,246,700
       Series B, 5.00%, 7/01/35                                                                     1,825,000         1,624,834
       Series B, Pre-Refunded, 5.00%, 7/01/35                                                       3,175,000         3,765,741
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Refunding, Series CC, FSA Insured, 5.25%, 7/01/34                                            5,000,000         5,197,200
    Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue,
       Refunding, Series N, NATL Insured, 5.25%, 7/01/32                                           10,000,000         9,343,500
       Series B, Pre-Refunded, 6.00%, 7/01/39                                                      10,000,000        10,414,800
       Series D, Pre-Refunded, 5.375%, 7/01/36                                                      5,000,000         5,555,250
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
    Pre-Refunded, 5.50%, 10/01/32                                                                   1,000,000         1,053,360
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
       Series B, 5.00%, 7/01/37                                                                     8,000,000         7,225,600
    Puerto Rico Electric Power Authority Power Revenue,
       Series II, Pre-Refunded, 5.25%, 7/01/31                                                     13,000,000        14,618,240
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35                                       30,000,000        35,351,700
       Series TT, 5.00%, 7/01/32                                                                   22,000,000        20,513,900
       Series TT, 5.00%, 7/01/37                                                                   17,925,000        16,424,319
       Series WW, 5.50%, 7/01/38                                                                   16,620,000        16,290,758
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Educational Facilities Revenue, University Plaza Project, Series A,
       NATL Insured, 5.00%, 7/01/33                                                                 1,000,000           948,250
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33                                                         6,830,000         6,638,555
       Refunding, Series N, 5.00%, 7/01/32                                                         20,000,000        17,884,800
       Series D, Pre-Refunded, 5.375%, 7/01/33                                                     18,170,000        20,138,719
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A, NATL
       Insured, Pre-Refunded, 5.00%, 8/01/29                                                        5,000,000         5,342,350
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first subordinate, Series A,
       5.75%, 8/01/37                                                                              10,000,000        10,147,200
       6.00%, 8/01/42                                                                              32,000,000        32,846,080
                                                                                                                ---------------
                                                                                                                    284,866,606
                                                                                                                ---------------
    VIRGIN ISLANDS 0.3%
    Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33            5,000,000         4,644,800
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                          289,511,406
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,472,821,708)                                     1,503,889,710
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 0.3%
    MUNICIPAL BONDS 0.3%
    NEW JERSEY 0.3%
(a) New Jersey EDA School Revenue, School Facilities Construction,
       Series R,
       Sub Series R-1, Daily VRDN and Put, 0.18%, 9/01/31                                           3,800,000         3,800,000

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Sub Series R-3, Daily VRDN and Put, 0.17%, 9/01/31                                       $     500,000   $       500,000
                                                                                                                ---------------
                                                                                                                      4,300,000
                                                                                                                ---------------
    NEW YORK 0.0%(b)
(a) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
       Structure Obligations, Refunding, Series 3, Daily VRDN and Put, 0.20%, 6/01/20                 700,000           700,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $5,000,000)                                                                    5,000,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,477,821,708) 98.3%                                                                 1,508,889,710
    OTHER ASSETS, LESS LIABILITIES 1.7%                                                                              26,400,211
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 1,535,289,921
                                                                                                                ===============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(b)  Rounds to less than 0.1% of net assets.

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
COP     Certificate of Participation
EDA     Economic Development Authority
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FICO    Financing Corp.
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance Inc.
GO      General Obligation
MFHR    Multi-Family Housing Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCFA    Pollution Control Financing Authority
PCR     Pollution Control Revenue
PFAR    Public Financing Authority Revenue

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 98.0%
    NORTH CAROLINA 81.0%
    Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/38     $   7,600,000   $     5,823,652
    Appalachian State University Revenue, Refunding, NATL Insured, 5.00%, 7/15/30                   2,000,000         2,042,080
    Asheville Water System Revenue,
       FSA Insured, Pre-Refunded, 5.00%, 8/01/25                                                    1,000,000         1,074,510
       NATL Insured, 5.00%, 8/01/32                                                                 2,110,000         2,177,604
    Broad River Water Authority Water System Revenue, NATL Insured, Pre-Refunded, 5.375%,
       6/01/26                                                                                      1,000,000         1,034,890
    Brunswick County Enterprise System Revenue, Series A, FSA
       Insured, 5.00%,
       4/01/27                                                                                      1,500,000         1,568,085
       4/01/28                                                                                      1,750,000         1,823,062
    Buncombe County COP, NATL Insured, 5.00%, 4/01/22                                               1,000,000         1,075,030
    Buncombe County Metropolitan Sewer District Sewer System Revenue, Series A, 5.00%,
       7/01/34                                                                                      2,620,000         2,758,441
    Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%, 8/01/35              16,000,000        16,672,480
    Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33                5,405,000         5,688,546
    Charlotte Airport Revenue,
       Charlotte Douglas International Airport, Refunding, Series A,
       AMBAC Insured, 5.00%, 7/01/32                                                               20,680,000        21,310,120
       Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%,
       7/01/36                                                                                     13,085,000        13,166,520
       Series A, NATL Insured, 5.00%, 7/01/29                                                       5,000,000         5,143,850
       Series A, NATL Insured, 5.00%, 7/01/34                                                      15,130,000        15,433,054
       Series B, NATL Insured, 6.00%, 7/01/24                                                       4,000,000         4,035,640
       Series B, NATL Insured, 6.00%, 7/01/28                                                       6,300,000         6,319,341
    Charlotte COP,
       Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25                                  7,230,000         7,680,357
       Governmental Facilities Projects, Series G, 5.00%, 6/01/28                                   3,000,000         3,089,040
       Refunding, 5.00%, 6/01/33                                                                    2,500,000         2,610,750
       Refunding, Series C, 5.00%, 6/01/39                                                          6,000,000         6,173,640
       Transit Projects, Phase II, Series E, 5.00%, 6/01/35                                         6,000,000         6,153,420
    Charlotte GO, Series C, 5.00%, 7/01/27                                                          2,010,000         2,122,781
    Charlotte Storm Water Fee Revenue,
       5.00%, 6/01/35                                                                              10,000,000        10,410,200
       Refunding, 5.00%, 6/01/25                                                                    1,000,000         1,045,190
    Charlotte Water and Sewer System Revenue,
       5.125%, 6/01/26                                                                              6,000,000         6,254,940
       5.00%, 7/01/38                                                                               6,775,000         7,033,195
       Pre-Refunded, 5.25%, 6/01/25                                                                 3,950,000         4,087,381
       Refunding, 5.00%, 7/01/34                                                                    7,030,000         7,401,465
(a)    Refunding, Series B, 5.00%, 7/01/38                                                         10,000,000        10,451,100
    Charlotte-Mecklenburg Hospital Authority Health Care System
       Revenue,
       Carolinas HealthCare, Refunding, Series A, 5.25%, 1/15/34                                    4,000,000         3,994,320
       Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/31                             3,865,000         3,785,806
       Carolinas HealthCare System, Series A, FSA Insured, 5.00%, 1/15/23                           7,780,000         7,971,388
       Carolinas HealthCare System, Series A, Pre-Refunded, 5.00%, 1/15/31                          1,135,000         1,204,008
       Refunding, 5.00%, 1/15/39                                                                   15,000,000        14,378,100
    Chatham County COP, AMBAC Insured, 5.00%, 6/01/34                                               5,000,000         5,085,900
    Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue,
       International
    Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16                                         1,450,000         1,451,174
    Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and
       Mental Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24                                    5,000,000         5,381,850
    Dare County COP,
       AMBAC Insured, 5.125%, 6/01/21                                                                 650,000           679,244
       AMBAC Insured, 5.00%, 6/01/23                                                                3,000,000         3,119,070
       AMBAC Insured, 5.00%, 6/01/29                                                                5,295,000         5,414,614
       FGIC Insured, 5.00%, 6/01/23                                                                 2,655,000         2,804,901
    Durham County COP, Series A, 5.00%, 6/01/31                                                     4,000,000         4,210,000
    Durham County Enterprise System Revenue, NATL Insured, 5.00%, 6/01/23                           1,670,000         1,746,686
    Fayetteville Public Works Commission Revenue, Fayetteville Public Works, Series B, 5.00%,
       3/01/35                                                                                      1,000,000         1,047,430
    Gastonia Combined Utilities System Revenue,
       FSA Insured, Pre-Refunded, 5.00%, 5/01/25                                                    1,000,000         1,015,890

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       NATL Insured, Pre-Refunded, 5.625%, 5/01/19                                              $   1,000,000   $     1,032,140
    Greensboro Enterprise System Revenue, Series A, Pre-Refunded,
       5.125%,
       6/01/21                                                                                        390,000           420,755
       6/01/22                                                                                        350,000           377,601
    Greensboro HDC, Mortgage Revenue, Refunding, Series A, NATL Insured, 6.70%, 1/01/24             1,260,000         1,261,159
    Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A,
       FSA Insured, 5.00%, 11/01/33                                                                 6,000,000         6,222,480
    Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp.
       Project,
       5.45%, 11/01/33                                                                              4,000,000         3,250,560
       Refunding, 6.45%, 11/01/29                                                                   3,900,000         3,882,411
    Harnett County COP,
       Assured Guaranty, 5.00%, 6/01/28                                                             1,000,000         1,065,330
       Assured Guaranty, 5.00%, 6/01/29                                                               500,000           531,055
       FSA Insured, 5.125%, 12/01/23                                                                1,000,000         1,054,540
    Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%, 3/01/21            1,000,000         1,029,620
    High Point Combined Enterprise System Revenue, FSA Insured, 5.00%,
       11/01/31                                                                                    11,000,000        11,312,730
       11/01/33                                                                                     5,000,000         5,252,850
    Iredell County COP, Iredell County School Project, FSA Insured,
       5.125%, 6/01/27                                                                              4,000,000         4,342,360
       5.00%, 6/01/28                                                                               1,000,000         1,069,930
    Johnston Memorial Hospital Authority Mortgage Revenue, FSA Insured, 5.25%, 10/01/36             7,000,000         7,084,210
    Mecklenburg County COP, Series A, 5.00%, 2/01/28                                                  350,000           371,641
    Mecklenburg County GO, Public Improvement, Series B, Pre-Refunded, 4.70%, 2/01/20               3,000,000         3,245,430
    Monroe COP, Assured Guaranty, 5.50%,
       3/01/34                                                                                      2,425,000         2,541,109
       3/01/39                                                                                      1,085,000         1,125,492
    Nash Health Care System Health Care Facilities Revenue, FSA Insured, 5.00%, 11/01/30            2,250,000         2,290,387
    New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%, 12/01/22             5,000,000         5,194,850
    New Hanover County Hospital Revenue, New Hanover, Regional
       Medical, Refunding, Series B, FSA Insured,
       5.00%, 10/01/27                                                                              3,500,000         3,576,125
       5.125%, 10/01/31                                                                             8,385,000         8,549,849
    North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
       Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33                 3,000,000         2,763,300
       Meredith College, AMBAC Insured, ETM, 4.875%, 6/01/24                                        1,000,000         1,011,320
       Wake Forest University, 5.00%, 1/01/38                                                      10,200,000        10,645,842
    North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
       Refunding, Series A, 5.00%, 10/01/41                                                        11,080,000        11,337,721
       Refunding, Series A, 5.00%, 10/01/44                                                         5,000,000         5,124,550
       Refunding, Series B, 4.75%, 7/01/42                                                         10,000,000        10,057,300
       Series A, 5.00%, 10/01/39                                                                    3,615,000         3,726,450
       Series A, Pre-Refunded, 5.25%, 7/01/42                                                      10,000,000        11,226,700
    North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, 6.50%, 1/01/18                                                          3,000,000         3,466,200
       Refunding, Series A, 5.00%, 1/01/24                                                         10,000,000        10,206,100
       Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21                                          11,555,000        11,871,145
       Series A, Pre-Refunded, 5.75%, 1/01/26                                                      10,000,000        10,142,500
       Series C, 6.75%, 1/01/24                                                                     3,500,000         4,027,870
       Series D, Pre-Refunded, 6.75%, 1/01/26                                                       5,000,000         5,075,100
    North Carolina HFAR,
       Home Ownership, Refunding, Series 12-C, 5.35%, 7/01/33                                      10,000,000        10,053,500
       MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28                            1,015,000         1,015,842
       MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20                                       1,000,000         1,000,060
       MF, Refunding, Series J, 5.45%, 7/01/17                                                        175,000           175,802
       Refunding, Series F, 6.70%, 1/01/27                                                          1,240,000         1,241,091
       SF, Refunding, Series DD, 6.20%, 9/01/27                                                       560,000           614,051
       SF, Series JJ, 6.45%, 9/01/27                                                                1,110,000         1,113,041
       SFR, Series AA, 6.25%, 3/01/17                                                                 220,000           220,205
       SFR, Series RR, 5.85%, 9/01/28                                                               1,195,000         1,204,106

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    North Carolina Infrastructure Finance Corp. COP, Capital Improvement, Series A, FSA
       Insured, 5.00%, 5/01/22                                                                  $   6,595,000   $     7,271,845
    North Carolina Medical Care Commission Health Care Facilities Revenue,
       Duke University Health System, Series A, 5.00%, 6/01/42                                     11,500,000        11,246,885
       FirstHealth Carolinas Project, Series A, 6.125%, 10/01/39                                   11,315,000        11,878,826
(a)    FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29                                     5,000,000         4,987,200
       Refunding, FGIC Insured, 5.00%, 1/01/33                                                     10,805,000        10,501,812
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19                            630,000           633,289
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29                          1,220,000         1,215,523
       University Health System, Refunding, Series D, 6.25%, 12/01/33                              10,000,000        10,972,500
       WakeMed Project, AMBAC Insured, 5.00%, 10/01/32                                              4,205,000         4,063,334
       WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/29                                1,500,000         1,574,385
       WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/38                                6,000,000         6,174,180
       WakeMed Project, Series A, Assured Guaranty, 5.875%, 10/01/38                                2,515,000         2,614,720
    North Carolina Medical Care Commission Health System Revenue,
       Catholic Health East Project, Series C, AMBAC Insured, 5.00%, 11/15/18                       2,500,000         2,513,050
       Mission Health Combination, Refunding, FSA Insured, 5.00%, 10/01/36                          5,000,000         4,941,400
    North Carolina Medical Care Commission Hospital Revenue,
       Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12                                    1,050,000         1,098,332
       Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22                          1,920,000         2,199,264
       Halifax Regional Medical Center Project, 5.00%, 8/15/24                                      1,800,000         1,574,514
       Mission-St. Joseph's Health System Project, Refunding, NATL Insured, 5.125%, 10/01/28        1,770,000         1,771,097
       Northeast Medical Center, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30                       1,580,000         1,667,437
       Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17                                        2,780,000         2,782,029
       Southeastern Regional Medical Center, 6.25%, 6/01/29                                         4,000,000         4,035,040
       Southeastern Regional Medical Center, 5.375%, 6/01/32                                        3,500,000         3,339,735
       Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19                     1,090,000         1,090,785
    North Carolina Medical Care Commission Revenue,
       Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32                                         4,500,000         4,519,035
       Chatham Hospital Project, NATL Insured, 5.25%, 2/01/31                                       4,450,000         4,483,998
       Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26                                     2,000,000         2,049,400
       Novant Health Obligation Group, NATL Insured, 5.00%, 11/01/39                                9,680,000         9,430,353
       Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33                                  25,970,000        25,753,930
    North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
       Refunding, Series A, 5.00%, 1/01/26                                                          2,500,000         2,618,800
       Refunding, Series A, 5.00%, 1/01/30                                                          2,500,000         2,541,875
       Series A, NATL Insured, 5.25%, 1/01/19                                                       5,000,000         5,296,550
       Series A, NATL Insured, 5.25%, 1/01/20                                                       1,500,000         1,581,300
       Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/20                                         2,000,000         2,007,340
    North Carolina State Capital Improvement Limited Obligation Revenue, Series A, 5.00%,
       5/01/28                                                                                      5,000,000         5,379,850
    North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
       5.00%, 6/01/33                                                                               1,500,000         1,528,860
    North Carolina State GO, Public Improvement, Series A, 4.50%, 3/01/26                           4,855,000         5,175,867
    North Carolina Turnpike Authority Triangle Expressway System
       Revenue, Series A, Assured Guaranty,
       5.50%, 1/01/29                                                                               6,400,000         6,764,864
       5.75%, 1/01/39                                                                              12,120,000        12,632,555
    Northern Hospital District of Surry County Health Care Facilities Revenue,
       6.00%, 10/01/28                                                                              1,000,000         1,001,850
       6.25%, 10/01/38                                                                              2,000,000         2,012,660
    Oak Island Enterprise System Revenue,
       Assured Guaranty, 6.00%, 6/01/34                                                             1,540,000         1,636,142
       Assured Guaranty, 6.00%, 6/01/36                                                             1,000,000         1,053,980
       Series A, NATL Insured, 5.00%, 6/01/33                                                       5,000,000         4,891,800
    Onslow County Hospital Authority FHA Insured Mortgage
       Revenue, Onslow Memorial Hospital Project, NATL Insured, 5.00%, 4/01/31                      5,955,000         6,096,372
       10/01/34                                                                                     6,000,000         6,131,820
    Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL
       Insured, 5.00%, 6/01/33                                                                      7,500,000         7,735,575

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Pasquotank County COP, NATL Insured, 5.00%, 6/01/25                                         $   1,400,000   $     1,465,870
    Pitt County COP, School Facilities Project,
       Series A, FSA Insured, Pre-Refunded, 5.25%, 4/01/25                                          1,670,000         1,713,854
       Series B, AMBAC Insured, 5.00%, 4/01/29                                                      2,500,000         2,534,750
       Series B, FSA Insured, Pre-Refunded, 5.50%, 4/01/25                                          1,000,000         1,027,080
(a) Pitt County Revenue, Assured Guaranty, 5.00%, 4/01/34                                           1,000,000         1,003,130
    Raleigh Combined Enterprise System Revenue,
       5.00%, 3/01/31                                                                              10,360,000        10,792,944
       Series A, 5.00%, 3/01/36                                                                     6,000,000         6,220,800
    Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29                            6,070,000         6,287,185
    Raleigh-Durham Airport Authority Airport Revenue, Series A,
       AMBAC Insured, 5.00%, 5/01/30                                                               14,060,000        14,393,784
       FGIC Insured, 5.00%, 11/01/25                                                                6,480,000         6,616,858
       FGIC Insured, 5.00%, 11/01/31                                                                8,000,000         8,081,040
    Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32                                         9,380,000         9,702,203
    Union County COP, AMBAC Insured, 5.00%, 6/01/30                                                 5,000,000         5,225,300
    University of North Carolina at Ashville Revenue, General, Refunding, Series A, AMBAC
       Insured, 5.00%, 6/01/27                                                                      1,200,000         1,216,548
    University of North Carolina at Chapel Hill Revenue, Board of
       Governors of the University of North Carolina, General,
       5.00%, 12/01/28                                                                              1,000,000         1,048,620
       5.00%, 12/01/31                                                                              9,000,000         9,534,780
       Refunding, Series A, 5.00%, 12/01/34                                                        11,460,000        11,898,345
       Series A, 5.00%, 12/01/25                                                                    4,000,000         4,090,720
    University of North Carolina at Charlotte Revenue, General, Series B, FSA Insured,
       5.00%, 4/01/32                                                                               5,000,000         5,154,300
    University of North Carolina at Greensboro Revenue,
       General, Series A, Assured Guaranty, 5.00%, 4/01/34                                          1,000,000         1,046,220
       Housing and Dining System, Series G, NATL Insured, Pre-Refunded, 6.00%, 4/01/26              2,040,000         2,098,915
       Series A, FSA Insured, 5.00%, 4/01/26                                                        4,940,000         5,075,751
    University of North Carolina at Wilmington COP, Student Housing
       Project,
       Assured Guaranty, 5.00%, 6/01/32                                                             5,000,000         5,065,600
       FGIC Insured, 5.00%, 6/01/26                                                                 1,655,000         1,708,672
       FGIC Insured, 5.00%, 6/01/27                                                                 1,740,000         1,788,529
       FGIC Insured, 5.00%, 6/01/29                                                                 1,915,000         1,950,044
       FGIC Insured, 5.00%, 6/01/37                                                                11,350,000        11,199,612
    University of North Carolina System Pool Revenue,
       AMBAC Insured, 5.00%, 4/01/29                                                                2,500,000         2,576,250
       Series A, AMBAC Insured, 5.00%, 4/01/27                                                      1,430,000         1,445,287
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27                                          670,000           746,521
       Series A, Assured Guaranty, 5.00%, 10/01/33                                                  5,000,000         5,235,850
       Series A, NATL Insured, 5.00%, 10/01/33                                                      2,000,000         2,058,100
    Wake County GO, Limited Obligation Bonds, Series 2009, 5.00%, 6/01/36                           5,000,000         5,215,000
    Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project,
       Refunding, 5.375%, 2/01/17                                                                   8,000,000         8,414,240
    Western Carolina University Research and Development Corp. COP, Western Carolina
       University Student Housing, Assured Guaranty, 5.00%, 6/01/39                                 5,000,000         5,100,550
    Wilkes County COP,
       NATL Insured, 5.00%, 6/01/31                                                                 4,295,000         4,395,331
       NATL Insured, 5.00%, 6/01/36                                                                 6,085,000         6,142,077
       Public Improvements Project, FSA Insured, 5.375%, 12/01/20                                   1,000,000         1,033,600
    Wilmington COP,
       AMBAC Insured, 5.00%, 9/01/29                                                                1,000,000         1,041,890
       Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32                                           5,310,000         5,477,053
       Series A, 5.00%, 6/01/33                                                                     6,000,000         6,201,300
       Series A, 5.00%, 6/01/38                                                                     7,625,000         7,776,814
    Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%,
       6/01/28                                                                                        700,000           740,761
       6/01/33                                                                                      1,000,000         1,031,510
    Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34               3,565,000         3,668,385
    Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33                         3,000,000         3,082,800
    Winston-Salem Water and Sewer System Revenue,
       5.00%, 6/01/39                                                                               5,000,000         5,242,650
       Pre-Refunded, 5.125%, 6/01/20                                                                2,500,000         2,697,150

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Refunding, Series A, 5.00%, 6/01/32                                                         $   7,590,000   $     7,996,900
                                                                                                                ---------------
                                                                                                                    886,088,586
                                                                                                                ---------------
    U.S. TERRITORIES 17.0%
    PUERTO RICO 16.5%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.50%, 5/15/39                                                                    7,000,000         6,045,760
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38                                                                               2,100,000         2,150,736
    Puerto Rico Commonwealth GO,
       Public Improvement, FSA Insured, Pre-Refunded, 5.125%, 7/01/30                               4,805,000         5,158,552
       Public Improvement, Refunding, FSA Insured, 5.125%, 7/01/30                                  3,445,000         3,458,573
       Public Improvement, Refunding, Series A, 5.50%, 7/01/32                                      5,000,000         4,830,550
       Public Improvement, Refunding, Series B, 6.00%, 7/01/39                                     10,000,000        10,042,800
       Public Improvement, Series A, 5.375%, 7/01/28                                                4,925,000         4,910,422
       Public Improvement, Series A, 5.125%, 7/01/31                                                3,265,000         3,103,383
       Public Improvement, Series A, Pre-Refunded, 5.375%, 7/01/28                                  2,405,000         2,591,388
       Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31                                  1,000,000         1,073,580
       Series A, 5.00%, 7/01/26                                                                     8,050,000         7,505,015
       Series A, 5.25%, 7/01/37                                                                     5,000,000         4,526,350
    Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue,
       Refunding, Series A, NATL Insured, 5.00%, 7/01/38                                               85,000            77,319
       Refunding, Series D, FSA Insured, 5.00%, 7/01/32                                             3,060,000         3,061,346
       Refunding, Series H, 5.00%, 7/01/35                                                          1,490,000         1,324,238
       Series D, Pre-Refunded, 5.375%, 7/01/36                                                      5,000,000         5,555,250
       Series D, Pre-Refunded, 5.25%, 7/01/38                                                       3,000,000         3,323,640
       Series H, Pre-Refunded, 5.00%, 7/01/35                                                       2,790,000         3,188,663
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31                                                                8,000,000         7,099,040
    Puerto Rico Electric Power Authority Power Revenue,
       Series NN, NATL Insured, Pre-Refunded, 5.00%, 7/01/32                                        5,000,000         5,714,450
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35                                        3,000,000         3,535,170
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30                                        1,000,000         1,178,390
       Series TT, 5.00%, 7/01/32                                                                   10,100,000         9,417,745
       Series WW, 5.50%, 7/01/38                                                                    6,700,000         6,567,273
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33                                                         1,790,000         1,739,826
       Refunding, Series N, 5.00%, 7/01/32                                                         10,000,000         8,942,400
       Refunding, Series P, 6.75%, 7/01/36                                                          5,000,000         5,360,200
       Series D, Pre-Refunded, 5.375%, 7/01/33                                                      5,210,000         5,774,503
       Series I, 5.00%, 7/01/36                                                                     2,405,000         2,127,968
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-
       Refunded, 5.70%, 8/01/25                                                                     5,000,000         5,043,600
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first subordinate, Series A,
       6.00%, 8/01/42                                                                              45,750,000        46,959,630
                                                                                                                ---------------
                                                                                                                    181,387,760
                                                                                                                ---------------
    VIRGIN ISLANDS 0.5%
    Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25                          5,500,000         5,381,915
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                          186,769,675
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,057,268,024)                                     1,072,858,261
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 1.8%
    MUNICIPAL BONDS 1.8%
    NORTH CAROLINA 1.7%
(b) Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Healthcare
       System, Refunding, Series C, Daily VRDN and Put, 0.22%, 1/15/26                              2,400,000         2,400,000
(b) North Carolina Medical Care Commission Health Care Facilities
       Revenue,
       Cleveland County Health, Daily VRDN and Put, 0.23%, 1/01/33                                  3,350,000         3,350,000
       Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.23%, 7/01/34             12,200,000
                                                                                                                     12,200,000
                                                                                                                ---------------
                                                                                                                     17,950,000
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    U.S. TERRITORIES 0.1%
    PUERTO RICO 0.1%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN
       and Put, 0.17%, 7/01/32                                                                  $   1,300,000   $     1,300,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $19,250,000)                                                                  19,250,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,076,518,024) 99.8%                                                                 1,092,108,261
    OTHER ASSETS, LESS LIABILITIES 0.2%                                                                               1,683,393
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 1,093,791,654
                                                                                                                ===============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
COP     Certificate of Participation
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GO      General Obligation
HDC     Housing Development Corp.
HFAR    Housing Finance Authority Revenue
MF      Multi-Family
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCFA    Pollution Control Financing Authority
PFAR    Public Financing Authority Revenue
SF      Single Family
SFR     Single Family Revenue
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   --------------
    MUNICIPAL BONDS 99.3%
    OHIO 96.7%
    Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
       Children's Hospital Center, FSA Insured, 5.00%, 11/15/22                                 $   5,000,000   $     5,100,050
    Akron GO, Improvement, FGIC Insured, 5.00%,
       12/01/20                                                                                     2,150,000         2,265,154
       12/01/21                                                                                     2,255,000         2,367,209
       12/01/22                                                                                     1,185,000         1,240,814
    Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
       12/01/22                                                                                     2,460,000         2,558,277
       12/01/24                                                                                     3,200,000         3,309,888
       12/01/33                                                                                     8,005,000         8,082,809
    Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty,
       5.00%, 3/01/34                                                                               1,000,000         1,017,710
    American Municipal Power-Ohio Inc. Revenue, Prairie State
       Energy Campus Project, Refunding, Series A,
       Assured Guaranty, 5.25%, 2/15/33                                                            30,000,000        31,089,300
       BHAC Insured, 5.00%, 2/15/38                                                                22,000,000        22,518,540
    Anthony Wayne Local School District GO, Refunding, FSA Insured, 5.00%, 12/01/24                 3,200,000         3,311,520
       School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.65%,
          12/01/21                                                                                  1,845,000         1,960,368
       School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.70%,
          12/01/25                                                                                  2,335,000         2,482,175
       School Facilities Construction and Improvement, Refunding, FSA Insured, 5.65%, 12/01/21        645,000           667,691
    Athens City School District GO, School Facilities Construction and Improvement, FSA
       Insured,
    Pre-Refunded, 6.00%, 12/01/24                                                                   2,345,000         2,499,770
    Aurora City School District COP, NATL Insured, Pre-Refunded,
       6.10%, 12/01/19                                                                              1,825,000         1,843,250
       6.15%, 12/01/24                                                                              1,670,000         1,686,700
    Austintown Local School District GO, School Improvement, FSA Insured, 5.125%, 12/01/30          7,715,000         8,122,275
    Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26                  4,000,000         4,080,000
    Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/26          2,020,000         2,106,618
    Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,
       12/01/23                                                                                     1,000,000         1,157,920
       12/01/29                                                                                     2,295,000         2,657,426
    Bluffton Exempted Village School District GO, Library Construction Improvement, AMBAC
       Insured, 5.50%, 12/01/28                                                                     1,190,000         1,359,004
    Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
       9/20/36                                                                                      2,940,000         2,971,546
    Brookfield Local School District GO, School Facilities Improvement, FSA Insured, 5.25%,
       1/15/36                                                                                      1,300,000         1,380,145
    Brookville Local School District GO, FSA Insured, Pre-Refunded,
       5.25%, 12/01/22                                                                              1,075,000         1,244,764
       5.00%, 12/01/31                                                                              3,000,000         3,444,600
    Buckeye Local School District GO, Construction and Improvement, FGIC Insured, Pre-
       Refunded, 5.50%, 12/01/25                                                                      750,000           788,310
    Butler County GO,
       Judgment, FSA Insured, Pre-Refunded, 4.75%, 12/01/26                                         4,000,000         4,499,280
       Limited Tax, Various Purpose, Refunding, FGIC Insured, 5.00%, 12/01/26                       2,130,000         2,274,904
    Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%,
       12/01/31                                                                                        40,000            41,795
    Canal Winchester Local School District GO, Capital Appreciation,
       NATL Insured, zero cpn.,
       12/01/32                                                                                     1,455,000           422,561
       12/01/33                                                                                     2,000,000           541,500
    Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22            1,555,000         1,610,747
    Chillicothe City School District GO, Capital Appreciation,
       Refunding, FGIC Insured, zero cpn.,
       12/01/22                                                                                     1,905,000         1,027,214
       12/01/23                                                                                     1,905,000           978,198

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       12/01/24                                                                                 $   1,905,000   $       927,240
    Cincinnati City School District COP, School Improvement Project,
       Refunding, FSA Insured, 5.00%,
       12/15/26                                                                                     7,310,000         7,749,623
       12/15/27                                                                                     7,000,000         7,385,840
    Cincinnati City School District GO,
       Classroom Facilities Construction and Improvement, FSA
       Insured, Pre-Refunded, 5.00%, 12/01/27                                                       2,500,000         2,870,500
       Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%,
          12/01/27                                                                                 14,900,000        16,983,765
       Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%,
          12/01/28                                                                                  5,000,000         5,654,200
       School Improvement, FSA Insured, 5.00%, 12/01/22                                             9,510,000        10,090,110
    Cincinnati Technical College Revenue, AMBAC Insured,
       5.25%, 10/01/23                                                                              2,510,000         2,502,470
       5.00%, 10/01/28                                                                              2,715,000         2,520,850
    Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20                 2,035,000         2,123,380
    Cleveland Airport System Revenue,
   (a) Series A, FSA Insured, 5.00%, 1/01/31                                                       20,215,000        20,058,132
       Series C, Assured Guaranty, 5.00%, 1/01/27                                                  15,000,000        15,262,350
       Series C, FSA Insured, 5.00%, 1/01/26                                                        9,500,000         9,675,275
    Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27                            4,000,000         4,171,400
    Cleveland Public Power System Revenue,
       Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38                         10,000,000         1,959,500
       Series B, NATL Insured, 5.00%, 11/15/28                                                      2,000,000         2,042,800
       Series B, NATL Insured, 5.00%, 11/15/38                                                     10,000,000         9,644,200
    Cleveland State University General Receipt Revenue, FGIC Insured, 5.25%, 6/01/24                1,000,000         1,045,930
    Cleveland Waterworks Revenue, Series K, FGIC Insured, Pre-
       Refunded, 5.00%,
       1/01/22                                                                                      2,075,000         2,260,069
       1/01/23                                                                                      4,285,000         4,667,179
       1/01/25                                                                                      8,150,000         8,876,898
    Cleveland-Cuyahoga County Port Authority Revenue, Student
       Housing, Euclid Avenue Housing Corp., Fenn Project, AMBAC
       Insured, 5.00%,
       8/01/25                                                                                      2,440,000         2,274,007
       8/01/28                                                                                      2,145,000         1,948,497
    Clyde-Green Springs Exempted Village School District GO, School Facilities Construction,
       Refunding and Improvement, NATL Insured, 5.125%, 12/01/32                                    1,000,000         1,025,920
    Columbus City School District GO, Linden Elementary Construction, FSA Insured, Pre-
       Refunded, 5.00%, 12/01/28                                                                      900,000           978,201
    Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31                                1,330,000         1,513,500
    Cuyahoga Community College District General Receipts Revenue,
       Series A, AMBAC Insured, 5.00%,
       12/01/22                                                                                     1,000,000         1,035,830
       12/01/32                                                                                     3,000,000         3,019,410
    Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, Pre-Refunded,
       5.75%, 1/20/29                                                                               1,000,000         1,050,430
    Cuyahoga County Utility System Revenue, Medical Center Co. Project,
       Improvement, AMBAC Insured, 5.125%, 2/15/28                                                  1,000,000           991,160
       Refunding and Improvement, Series B, NATL Insured, 6.10%, 8/15/15                            2,945,000         2,946,001
    Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%, 12/01/27        1,020,000           999,457
    Dayton City School District GO, School Facilities Construction and Improvement, Series A,
       FGIC Insured,
       4.75%, 12/01/25                                                                              9,400,000         9,566,380
       5.00%, 12/01/29                                                                              8,275,000         8,410,048
    Deerfield Township Tax Increment Revenue, Refunding, Series B, NATL Insured, 5.00%,
       12/01/25                                                                                     1,000,000         1,019,750
    Dublin City School District GO, Capital Appreciation, NATL Insured, zero cpn., 12/01/16         4,635,000         3,547,444
    Eastlake GO, Capital Facilities, NATL Insured, 5.00%, 12/01/27                                  1,950,000         1,999,530
    Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25                      1,250,000         1,413,250
    Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
       12/01/24                                                                                     2,220,000         2,372,647

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Fairborn City School District GO, School Improvement, Refunding,
       FSA Insured, 5.00%,
       12/01/23                                                                                 $   1,205,000   $     1,291,820
       12/01/24                                                                                     1,265,000         1,354,638
       12/01/25                                                                                     1,330,000         1,418,724
    Fairfield County GO, FGIC Insured, 5.00%, 12/01/20                                              1,600,000         1,683,136
    Fairless Local School District GO, Capital Appreciation, Various Purpose School
       Facilities, FSA Insured, 5.00%, 12/01/28                                                     2,085,000         2,178,554
    Field Local School District GO, School Facilities Construction and Improvement, AMBAC
       Insured, 5.00%, 12/01/27                                                                     1,290,000         1,249,829
    Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24                              1,980,000         1,982,475
    Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue
       Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24                                7,255,000         7,912,593
    Franklin County Hospital Revenue, OhioHealth Corp., Refunding, Series C,
       NATL Insured, 5.00%, 5/15/33                                                                 5,250,000         5,199,757
       The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21                 3,365,000         3,630,196
       The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28                 4,265,000         4,601,125
       The Children's Hospital Project, Series C, FGIC Insured, 5.00%, 5/01/35                     10,000,000        10,079,700
    Franklin GO, NATL Insured, 5.25%, 12/01/27                                                      1,500,000         1,554,555
    Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
       12/01/27                                                                                     2,655,000         2,623,963
    Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured,
       5.125%, 12/01/31                                                                             1,000,000         1,051,400
    Graham Local School District GO, School Improvement, Refunding, NATL Insured, 5.00%,
       12/01/33                                                                                     6,055,000         6,174,283
    Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
       5.00%, 12/01/24                                                                              1,300,000         1,328,613
    Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A, NATL
    Insured, Pre-Refunded, 5.125%, 12/01/21                                                         1,750,000         1,904,560
    Green Community Learning Centers Income Tax Revenue, NATL Insured, 5.00%,
       12/01/27                                                                                     1,205,000         1,259,671
       12/01/28                                                                                     1,265,000         1,316,561
       12/01/32                                                                                     2,675,000         2,743,079
    Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
       12/01/22                                                                                     1,475,000         1,653,269
       12/01/28                                                                                     2,620,000         2,936,653
    Greene County Hospital Facility Revenue, Kettering Health Network, 5.50%, 4/01/39              12,930,000        12,625,369
    Greene County Sewer System Revenue, Governmental Enterprise, AMBAC Insured, Pre-
       Refunded, 5.625%, 12/01/25                                                                   1,890,000         2,007,728
    Greene County Water System Revenue, Governmental Enterprise, NATL Insured, Pre-Refunded,
       5.25%, 12/01/21                                                                              5,400,000         5,943,618
    Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23                                    2,690,000         2,696,752
    Hamilton County Convention Facilities Authority Revenue,
       FGIC Insured, 5.00%, 12/01/28                                                                5,400,000         5,475,870
       second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33                                     7,235,000         8,375,959
    Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
       FGIC Insured, 5.25%, 5/15/34                                                                 5,000,000         4,872,200
    Hamilton County Sales Tax Revenue,
       Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32                                      10,000,000        10,206,900
       Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32                                          3,965,000         3,977,529
       Refunding, Series B, AMBAC Insured, 5.60%, 12/01/32                                            245,000           246,597
       Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32                                      15,755,000        16,512,658
       Series B, AMBAC Insured, Pre-Refunded, 5.60%, 12/01/32                                         955,000         1,004,240
       sub. bond, Refunding, Series A, FSA Insured, 5.00%, 12/01/32                                35,080,000        35,805,805
    Hamilton County Sewer System Revenue,
       Improvement, Series A, NATL Insured, Pre-Refunded, 5.25%, 12/01/21                           1,000,000         1,089,750
       Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30             4,000,000         4,144,440
    Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
       11/01/18                                                                                     1,010,000         1,058,137
       11/01/19                                                                                     1,015,000         1,060,096
       11/01/20                                                                                     1,120,000         1,166,368
       11/01/21                                                                                     1,180,000         1,223,306

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Heath City School District GO, School Improvement, Series A,
       FGIC Insured, Pre-Refunded,
       5.60%, 12/01/21                                                                          $   1,000,000   $     1,051,560
       5.50%, 12/01/27                                                                              1,170,000         1,229,167
    Highland Local School District GO, School Improvement,
       FSA Insured, Pre-Refunded, 5.00%,
       12/01/23                                                                                     3,680,000         3,995,928
       12/01/26                                                                                     3,675,000         3,990,499
    Hilliard School District GO,
       Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,
          12/01/19                                                                                  2,190,000         1,487,185
       Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,
          12/01/20                                                                                  4,525,000         2,911,837
       School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28                              4,000,000         4,254,080
       School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28                                  3,010,000         3,119,805
    Huber Heights City School District GO, School Improvement, Refunding, 5.00%,
       12/01/33                                                                                     4,500,000         4,661,145
       12/01/36                                                                                     5,000,000         5,114,500
    Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,
       12/01/27                                                                                     3,205,000         3,376,083
       12/01/30                                                                                     2,250,000         2,325,240
    Hudson City School District COP, NATL Insured, 5.00%, 6/01/34                                   6,720,000         6,808,973
    Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21                            1,390,000         1,473,108
    Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34                       5,130,000         5,257,686
    Jackson Center Local School District Shelby County GO, Facilities Construction and
       Improvement, NATL Insured, 5.00%, 12/01/28                                                   1,175,000         1,209,533
    Jackson City School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,
       12/01/27                                                                                     3,000,000         3,210,030
    Jackson Local School District GO, Stark and Summit Counties Local School District,
       FSA Insured, Pre-Refunded,
       5.50%, 12/01/20                                                                              4,000,000         4,204,320
       5.625%, 12/01/25                                                                             3,500,000         3,683,120
    Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
       NATL Insured, Pre-Refunded,
       4.75%, 12/01/22                                                                              1,105,000         1,232,152
       5.00%, 12/01/27                                                                              6,195,000         6,953,516
       5.00%, 12/01/30                                                                              3,320,000         3,726,501
    Kenston Local School District GO, School Improvement, NATL Insured, 5.00%,
       12/01/24                                                                                     2,380,000         2,483,720
       12/01/25                                                                                     2,500,000         2,603,125
    Kent State University Revenues, General Receipts, Refunding, Series B, Assured
       Guaranty, 5.00%, 5/01/29                                                                     3,000,000         3,081,480
       Series B, Assured Guaranty, 5.00%, 5/01/30                                                   1,650,000         1,685,970
       Series B, Assured Guaranty, 4.25%, 5/01/31                                                   3,395,000         3,137,014
    Kettering City School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
       12/01/28                                                                                     2,970,000         3,438,369
       12/01/31                                                                                     2,595,000         3,004,231
    Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
       12/01/30                                                                                     6,170,000         6,393,231
    Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33              10,000,000        10,271,800
    Lake Local School District Wood County GO, NATL Insured, Pre-Refunded,
       5.30%, 12/01/21                                                                              1,575,000         1,736,768
       5.375%, 12/01/25                                                                             1,900,000         2,097,980
    Lakewood City School District GO,
       FGIC Insured, 5.00%, 12/01/30                                                                9,170,000         9,625,657
       FGIC Insured, 4.50%, 12/01/34                                                                6,000,000         5,902,620
       School Improvement, FSA Insured, Pre-Refunded, 5.125%, 12/01/31                             21,900,000        25,706,439
       School Improvement, Refunding, FSA Insured, 4.50%, 12/01/31                                  2,220,000         2,260,293
    Lakota Local School District GO,
       FSA Insured, 5.00%, 12/01/29                                                                 5,000,000         5,245,150
       Refunding, Series A, FGIC Insured, 5.25%, 12/01/26                                           2,000,000         2,316,920
    Lancaster Wastewater System Improvement Revenue, Assured Guaranty, 4.75%, 12/01/33              4,000,000         4,037,920

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Lebanon City School District GO, FSA Insured, Pre-Refunded, 5.00%, 12/01/29                 $   6,250,000   $     6,786,562
    Licking County Joint Vocational School District GO, School Facilities Construction and
       Improvement, NATL Insured,
       5.00%, 12/01/21                                                                              2,200,000         2,297,504
       4.75%, 12/01/23                                                                              2,230,000         2,293,890
    Licking Heights Local School District GO, School Facilities Construction and Improvement,
       Refunding, Series A, NATL Insured, 5.00%, 12/01/24                                           2,085,000         2,195,338
       Refunding, Series A, NATL Insured, 5.00%, 12/01/25                                           2,215,000         2,323,291
       Refunding, Series A, NATL Insured, 5.00%, 12/01/26                                           2,345,000         2,451,393
       Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28                                       4,000,000         4,209,280
    Little Miami Local School District GO,
       Refunding, FSA Insured, 4.50%, 12/01/34                                                     20,255,000        19,432,850
       School Improvement, FSA Insured, Pre-Refunded, 5.00%, 12/01/34                               4,000,000         4,730,960
    Logan Hocking Local School District GO, Construction and Improvement, NATL Insured,
       Pre-Refunded, 5.00%,
       12/01/22                                                                                     1,200,000         1,304,268
       12/01/29                                                                                     1,000,000         1,086,890
    London City School District GO, School Facilities Construction and Improvement, FGIC
       Insured, Pre-Refunded, 5.00%,
       12/01/22                                                                                       700,000           758,639
       12/01/29                                                                                     1,500,000         1,625,655
    Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19                       1,640,000         1,712,636
    Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A, AMBAC
       Insured, 5.50%, 9/01/29                                                                      6,250,000         6,284,500
    Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
       Series B, NATL Insured, 5.50%, 9/01/27                                                       5,000,000         5,004,100
       Series C-1, FSA Insured, 5.00%, 4/01/33                                                     19,410,000        18,734,920
       Series C-2, FSA Insured, 5.00%, 4/01/33                                                      8,000,000         7,721,760
    Lorain GO, Urban Renewal, NATL Insured, Pre-Refunded, 5.70%, 12/01/28                           1,050,000         1,105,178
    Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24                               3,500,000         3,552,360
    Loveland City School District GO, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/24         4,000,000         4,040,000
    Lucas County GO, 8.00%,
       12/01/09                                                                                       120,000           120,000
       12/01/10                                                                                       220,000           236,370
    Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group,
       NATL Insured, ETM, 5.75%, 11/15/14                                                           4,460,000         4,464,059
       Refunding, AMBAC Insured, 5.375%, 11/15/29                                                     750,000           750,458
       Refunding, NATL Insured, 5.75%, 11/15/14                                                       300,000           300,105
    Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded,
       5.125%, 12/01/24                                                                             4,180,000         4,641,556
    Madison Local School District Butler County GO,
       NATL Insured, Pre-Refunded, 5.75%, 12/01/26                                                  1,000,000         1,010,000
       School Improvement, FGIC Insured, Pre-Refunded, 5.60%, 12/01/26                              1,120,000         1,184,254
    Mahoning County Career and Technical Center Board Education COP, Series B, 4.75%,
       12/01/36                                                                                     3,500,000         3,336,270
    Mahoning County Hospital Facilities Revenue, Western Reserve Care, NATL Insured, ETM,
       5.50%, 10/15/25                                                                              4,750,000         5,535,792
    Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18                           1,905,000         1,963,312
    Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37           10,000,000        10,170,500
    Marion County City School District GO, School Facilities Construction and Improvement
       Project, FSA Insured, Pre-Refunded,
       5.55%, 12/01/20                                                                              1,000,000         1,061,540
       5.625%, 12/01/22                                                                             1,100,000         1,168,519
    Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31                                  1,500,000         1,643,490
    Martins Ferry City School District GO, School Facilities Construction and Improvement,
       FSA Insured, 5.00%, 12/01/32                                                                 3,610,000         3,746,783
    Marysville Exempted Village School District COP, School Facilities Project, NATL Insured,
       Pre-Refunded, 5.25%,
       12/01/28                                                                                     2,120,000         2,508,299
       12/01/30                                                                                     2,650,000         3,135,374

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Marysville Exempted Village School District GO,
       Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20                       $   1,000,000   $       613,080
       Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21                           1,000,000           574,150
       FSA Insured, Pre-Refunded, 5.30%, 12/01/21                                                   2,000,000         2,118,120
       FSA Insured, Pre-Refunded, 5.35%, 12/01/25                                                   2,010,000         2,129,716
       FSA Insured, Pre-Refunded, 5.375%, 12/01/29                                                  2,465,000         2,612,432
       Refunding, NATL Insured, 5.00%, 12/01/29                                                     1,000,000         1,020,030
       School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29                             2,890,000         3,079,237
       School Improvement, Refunding, FSA Insured, 5.00%, 12/01/29                                  5,500,000         5,736,940
    Marysville Wastewater Treatment System Revenue,
       Assured Guaranty, 4.25%, 12/01/27                                                            1,170,000         1,174,727
       Assured Guaranty, 4.75%, 12/01/47                                                            4,000,000         3,778,760
       first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35                                  4,780,000         5,624,674
       Refunding, Assured Guaranty, 4.75%, 12/01/46                                                14,205,000        13,471,738
    Marysville Water System Mortgage Revenue, AMBAC Insured,
       5.00%, 12/01/32                                                                              1,250,000         1,281,450
       4.50%, 12/01/38                                                                              2,500,000         2,331,425
    Mason City School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
       12/01/31                                                                                     5,000,000         5,788,500
    Maumee City School District GO, School Facilities Construction and Improvement, FSA
       Insured, 5.00%, 12/01/27                                                                     3,610,000         3,797,828
    Medina GO, 5.00%, 12/01/22                                                                      1,100,000         1,175,911
    Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31        5,725,000         6,129,643
    Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/22            1,675,000         1,750,727
    Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31                14,975,000        17,037,207
    Milford Exempted Village School District GO, School Improvement,
       FSA Insured, Pre-Refunded,
       5.00%, 12/01/22                                                                              2,000,000         2,171,700
       5.125%, 12/01/30                                                                             7,325,000         7,971,944
    Minerva Local School District GO, Classroom Facilities, NATL Insured, Pre-Refunded,
       5.30%, 12/01/29                                                                              1,300,000         1,466,556
    Minster School District School Facilities and Construction GO, FSA Insured, Pre-Refunded,
       5.70%, 12/01/23                                                                              3,190,000         3,391,066
       5.75%, 12/01/27                                                                              3,260,000         3,467,075
    Monroe Local School District GO,
       AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23                                                 1,000,000         1,120,860
       School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29                                5,115,000         5,151,623
    Montgomery County Revenue, Catholic Health Initiatives,
       Refunding, Series A, 5.50%, 5/01/34                                                         12,500,000        12,719,750
(a)    Refunding, Series A, 5.00%, 5/01/39                                                         10,000,000         9,658,300
       Series C-1, FSA Insured, 5.00%, 10/01/41                                                    10,000,000         9,481,500
    Morley Library District GO, Lake County District Library, Library Improvement, AMBAC
       Insured, 4.75%, 12/01/21                                                                     1,000,000         1,023,800
    Mount Healthy City School District GO, School Improvement, FSA Insured, 5.00%,
       12/01/31                                                                                     1,880,000         1,968,736
       12/01/35                                                                                     2,500,000         2,578,525
    New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
       AMBAC Insured,
       5.125%, 10/01/21                                                                             3,000,000         3,021,030
       5.20%, 10/01/24                                                                              5,000,000         5,030,100
    New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured,
       5.85%, 1/01/21                                                                                 725,000           725,805
    Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
       12/01/33                                                                                     5,000,000         5,059,350
    Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
       5.45%, 12/01/25                                                                              3,035,000         3,218,769
    Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22                         485,000           485,344
    Ohio Center Local Government Capital Asset Financing Program Fractionalized Interests GO,
       FSA Insured,
       4.875%, 12/01/18                                                                             1,255,000         1,341,984
       5.25%, 12/01/23                                                                              1,410,000         1,507,755
    Ohio HFA, MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32            2,035,000         2,038,480
    Ohio HFA Capital Fund Revenue, Series A, FSA Insured, 5.00%, 4/01/27                            5,545,000         5,955,829

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Ohio State Air Quality Development Authority Revenue,
       JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22                                  $   6,875,000   $     6,066,569
       Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26                           9,075,000         9,092,878
       Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured,
          4.80%, 1/01/34                                                                           38,845,000        39,759,023
    Ohio State Building Authority Revenue, State Facilities,
       Administration Building Fund Project, Refunding, Series A, FSA Insured, 5.00%,
       4/01/22                                                                                      3,100,000         3,210,670
       Adult Correction, Series A, FSA Insured, 5.00%, 4/01/24                                      5,390,000         5,720,407
    Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
       6.50%, 4/15/12                                                                                 495,000           496,183
    Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22                                        5,000,000         5,123,250
    Ohio State Higher Educational Facility Commission Revenue,
       FGIC Insured, Pre-Refunded, 5.00%, 5/01/23                                                   8,460,000         9,446,944
       Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded,
          5.00%, 5/01/23                                                                            3,385,000         3,879,041
       Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded,
          5.00%, 5/01/24                                                                            2,000,000         2,291,900
       University Hospital, BHAC Insured, 4.75%, 1/15/36                                           10,000,000         9,794,300
       University Hospital, BHAC Insured, 4.75%, 1/15/46                                           15,000,000        14,066,400
       University Hospital, BHAC Insured, 5.25%, 1/15/46                                           13,500,000        13,594,770
       University of Dayton Project, XLCA Insured, 5.00%, 12/01/34                                  8,500,000         8,526,010
    Ohio State Higher Educational Facility Revenue,
       Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44           10,000,000        10,099,900
       Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34            4,935,000         4,995,503
       Otterbein College Project, CIFG Insured, 5.00%, 12/01/25                                     2,205,000         2,247,270
       Otterbein College Project, CIFG Insured, 5.00%, 12/01/35                                     3,225,000         3,080,552
    Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31                 16,425,000        16,598,776
    Ohio State University General Receipts Athens Revenue,
       FSA Insured, Pre-Refunded, 5.00%, 12/01/24                                                   3,025,000         3,025,000
       NATL Insured, 5.00%, 12/01/24                                                                2,155,000         2,216,051
    Ohio State University General Receipts Revenue,
       Series A, 5.125%, 12/01/31                                                                   2,500,000         2,563,025
       State University Ohio, Series B, NATL Insured, 5.00%, 6/01/33                                5,255,000         5,364,619
    Ohio State Water Development Authority Revenue,
       Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23                                  2,255,000         2,531,102
       Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09                                      210,000           210,000
    Olentangy Local School District GO,
       FSA Insured, 5.00%, 12/01/25                                                                    45,000            46,534
       FSA Insured, 4.50%, 12/01/33                                                                10,000,000         9,742,100
       FSA Insured, Pre-Refunded, 5.00%, 12/01/25                                                   1,790,000         1,975,301
       FSA Insured, Pre-Refunded, 5.00%, 12/01/30                                                   1,745,000         2,054,197
       FSA Insured, Pre-Refunded, 5.00%, 12/01/30                                                   3,910,000         4,314,763
       NATL Insured, 7.75%, 12/01/09                                                                  375,000           375,000
       NATL Insured, 7.75%, 12/01/10                                                                  375,000           402,720
       Refunding, FSA Insured, 5.00%, 12/01/30                                                         90,000            92,159
       Refunding, Series A, FSA Insured, 4.50%, 12/01/32                                           11,300,000        11,109,143
       School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
          12/01/27                                                                                  4,500,000         4,735,440
       School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%,
          12/01/36                                                                                  7,505,000         7,698,179
       School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded,
          5.25%, 12/01/32                                                                          11,200,000        13,061,328
    Ottawa and Glandorf Local School District GO, School Facilities Construction and
       Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/23                                     2,175,000         2,453,900
    Perrysburg Exempted Village School District GO,
       Refunding, Series B, FSA Insured, 5.00%, 12/01/25                                            2,235,000         2,257,350
       Series B, FSA Insured, Pre-Refunded, 5.00%, 12/01/25                                         2,765,000         2,792,650
    Pickerington Local School District GO, School Facilities Construction and Improvement,
       FGIC Insured, Pre-Refunded, 5.00%, 12/01/28                                                  3,000,000         3,257,550
    Plain Local School District GO, FGIC Insured,
       6.00%, 12/01/25                                                                                800,000           831,480
       Pre-Refunded, 6.00%, 12/01/25                                                                3,700,000         4,000,292
    Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28         2,515,000         2,586,527

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,
       12/01/25                                                                                 $   1,700,000   $     1,955,527
       12/01/26                                                                                     2,725,000         3,134,595
       12/01/30                                                                                     2,260,000         2,599,701
    Ravenna City School District GO, School Improvement, FSA Insured, 5.00%, 1/15/31                1,710,000         1,786,232
    Reynoldsburg City School District GO, School Facilities Construction, FSA Insured, 5.00%,
       12/01/32                                                                                     3,000,000         3,143,760
    Ridgewood Local School District GO, School Facilities Improvement, FSA Insured, Pre-
       Refunded, 6.00%, 12/01/24                                                                    1,730,000         1,844,180
    Rittman Exempted Village School District GO, School Improvement, FSA Insured, Pre-
       Refunded, 5.125%, 12/01/31                                                                   1,000,000         1,106,600
    Riverside Local School District GO, School Facilities Construction and Improvement, NATL
       Insured, Pre-Refunded, 5.75%, 12/01/22                                                       1,000,000         1,063,520
    Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured
       Guaranty, 5.25%, 12/01/38                                                                   15,000,000        14,565,300
    Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
       5.00%, 12/01/21                                                                              1,225,000         1,296,222
       5.25%, 12/01/26                                                                                725,000           765,267
    Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28                                  5,780,000         5,453,488
    Sidney City School District GO, School Improvement,
       FGIC Insured, Pre-Refunded, 5.125%, 12/01/28                                                 1,425,000         1,602,484
       Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23                                        1,780,000         1,961,062
       Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28                                        1,000,000         1,101,720
    Springboro Sewer System Revenue, Mortgage, NATL Insured, 5.00%, 6/01/27                         1,095,000         1,128,277
    St. Henry Local Consolidated School District GO, NATL Insured, Pre-Refunded, 5.75%,
       12/01/22                                                                                     1,515,000         1,612,036
    St. Mary's City School District GO, School Facilities Construction and Improvement, FSA
       Insured, 5.00%, 12/01/35                                                                     3,500,000         3,484,845
    Steubenville City School District GO, School Facilities Construction and Improvement,
       Capital Appreciation, NATL Insured, 5.60%, 12/01/22                                          1,500,000         1,553,835
    Streetsboro City School District GO, School Improvement, NATL Insured, Pre-Refunded,
       5.00%, 12/01/25                                                                              2,500,000         2,712,025
    Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34                            2,355,000         2,416,371
    Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22                    1,950,000         1,973,439
    Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
       5.25%, 12/01/21                                                                              4,505,000         4,958,518
    Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.25%,
       12/01/25                                                                                     1,895,000         2,081,771
    Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC
       Insured, 5.125%, 12/01/25                                                                    1,000,000         1,032,020
    Sylvania City School District GO,
       Refunding, FGIC Insured, 5.00%, 12/01/22                                                     1,550,000         1,605,537
       School Improvement, Assured Guaranty, 5.25%, 12/01/36                                        7,660,000         7,918,602
       Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20                                 2,225,000         2,451,171
    Toledo City School District GO, School Facilities Improvement,
       5.375%, 12/01/35                                                                             4,565,000         4,799,139
       FSA Insured, 5.00%, 12/01/23                                                                 1,500,000         1,567,815
       Series B, FGIC Insured, 5.00%, 12/01/27                                                      1,925,000         1,992,529
    Toledo GO, Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29                    2,500,000         2,565,275
    Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
       11/15/22                                                                                     1,000,000         1,045,480
       11/15/23                                                                                     1,000,000         1,042,120
    Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC
       Insured, 5.25%, 12/01/26                                                                     1,500,000         1,608,690
    Toledo Waterworks Revenue, NATL Insured, 5.00%, 11/15/30                                        6,425,000         6,580,806
    Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34                        2,750,000         2,868,553
    Tri-Valley Local School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29                8,530,000         9,443,222
    Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
       5.375%, 12/01/22                                                                             1,685,000         1,907,285
    Trumbull County GO, Refunding, NATL Insured, 5.20%, 12/01/20                                    1,475,000         1,551,007
    Twinsburg GO,
       Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21                                        1,000,000         1,025,160
       Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21                                    1,000,000         1,025,160
    Union County GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/33                                    2,895,000         3,330,147

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    University of Akron General Receipts Revenue,
       FGIC Insured, 4.75%, 1/01/25                                                             $   1,080,000   $     1,092,722
       FGIC Insured, 5.00%, 1/01/28                                                                 1,475,000         1,495,016
       FGIC Insured, 5.00%, 1/01/35                                                                 5,250,000         5,125,155
       FGIC Insured, Pre-Refunded, 5.70%, 1/01/24                                                   7,050,000         7,150,180
       FGIC Insured, Pre-Refunded, 5.75%, 1/01/29                                                   1,500,000         1,521,375
       Series A, FSA Insured, 5.00%, 1/01/33                                                        6,030,000         6,053,638
       Series B, FSA Insured, 5.00%, 1/01/38                                                       21,760,000        21,340,685
    University of Cincinnati COP, Jefferson Avenue Residence Hall, NATL Insured, 5.125%,
       6/01/28                                                                                      7,400,000         7,428,786
    University of Cincinnati General Receipts Revenue,
       AMBAC Insured, 5.00%, 6/01/31                                                                1,350,000         1,362,312
       Refunding, Series G, NATL Insured, 5.00%, 6/01/28                                            8,575,000         8,842,797
       Series A, AMBAC Insured, 5.00%, 6/01/23                                                      1,845,000         1,903,357
       Series A, AMBAC Insured, 5.00%, 6/01/24                                                      1,940,000         1,994,960
       Series A, AMBAC Insured, 5.00%, 6/01/25                                                      2,005,000         2,055,205
       Series C, Assured Guaranty, 5.00%, 6/01/30                                                   5,440,000         5,710,640
       Series C, FSA Insured, 5.00%, 6/01/31                                                       10,000,000        10,399,800
       Series G, NATL Insured, 5.00%, 6/01/29                                                       3,410,000         3,495,796
    University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%,
       6/01/30                                                                                     10,000,000         9,907,500
    Upper Scioto Valley Local School District GO, School Facilities Construction and
       Improvement, FGIC Insured, 5.25%, 12/01/25                                                   1,160,000         1,162,946
    Van Wert City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.00%,
       12/01/27                                                                                     4,805,000         5,370,597
       12/01/30                                                                                     2,500,000         2,794,275
    Wadsworth City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/22                  1,200,000         1,244,700
    Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28               3,000,000         3,104,820
    Warrensville Heights City School District GO, School Improvement,
       FGIC Insured, Pre-Refunded,
       5.625%, 12/01/20                                                                             3,500,000         3,701,670
       5.75%, 12/01/24                                                                              2,750,000         2,911,837
    Waterville GO, Refunding, NATL Insured, 5.05%, 12/01/26                                         1,085,000         1,130,223
    West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25                                        1,500,000         1,545,030
    West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%, 12/01/24        2,750,000         2,763,805
    Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27                   3,820,000         4,259,720
    Westfall Local School District GO, School Facilities Construction and Improvement, FGIC
       Insured, Pre-Refunded, 6.00%, 12/01/22                                                       2,850,000         2,923,986
    Wheelersburg Local School District GO, School Improvement, FSA Insured, 5.00%, 12/01/32         1,400,000         1,453,046
    Youngstown State University General Receipts Revenue, Assured Guaranty,
       5.25%, 12/15/29                                                                              4,000,000         4,246,360
       5.50%, 12/15/33                                                                              4,225,000         4,478,922
    Zanesville City School District GO, School Improvement, NATL Insured,
       4.75%, 12/01/22                                                                              5,500,000         5,703,610
       4.75%, 12/01/26                                                                              3,250,000         3,341,455
       5.05%, 12/01/29                                                                              3,500,000         3,610,810
                                                                                                                ---------------
                                                                                                                  1,525,706,152
                                                                                                                ---------------
    U.S. TERRITORIES 2.6%
    PUERTO RICO 2.6%
    Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
       5.00%, 7/01/32                                                                              10,000,000        11,096,500
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series V, FGIC Insured,
       5.25%, 7/01/30                                                                               5,000,000         4,919,450
    Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.75%, 8/01/12                  3,500,000         3,541,860
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21                     11,000,000        10,687,050
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM,
       6.00%, 8/01/26                                                                               9,140,000        11,423,629
                                                                                                                ---------------
                                                                                                                     41,668,489
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,510,766,065)                                     1,567,374,641
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    SHORT TERM INVESTMENTS 0.7%
    MUNICIPAL BONDS 0.7%
    OHIO 0.6%
(b) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series B, Daily VRDN and
       Put, 0.19%, 10/01/31                                                                     $   1,000,000   $     1,000,000
(b) Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub
       Series B-1, Daily VRDN and Put, 0.19%, 1/01/39                                               4,290,000         4,290,000
(b) Ohio State Higher Educational Facility Revenue, Case Western
       Reserve, Refunding,
       Series B-1, Daily VRDN and Put, 0.27%, 12/01/44                                              3,400,000         3,400,000
       Series B-2, Daily VRDN and Put, 0.21%, 12/01/44                                                900,000           900,000
                                                                                                                ---------------
                                                                                                                      9,590,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.1%
    PUERTO RICO 0.1%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                          1,000,000         1,000,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $10,590,000)                                                                  10,590,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,521,356,065) 100.0%                                                                1,577,964,641
    OTHER ASSETS, LESS LIABILITIES (0.0)%(c)                                                                           (217,461)
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 1,577,747,180
                                                                                                                ===============

(a)  Security purchased on a delayed delivery basis

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(c)  Rounds to less than 0.1% of net assets.

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC    American Municipal Bond Assurance Corp.
BHAC     Berkshire Hathaway Assurance Corp.
CIFG     CDC IXIS Financial Guaranty
COP      Certificate of Participation
ETM      Escrow to Maturity
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Association
GO       General Obligation
HDC      Housing Development Corp.
HFA      Housing Finance Authority/Agency
HMR      Home Mortgage Revenue
ID       Improvement District
MFHR     Multi-Family Housing Revenue
NATL     National Public Financial Guarantee Corp.
XLCA     XL Capital Assurance

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
 MUNICIPAL BONDS 96.0%
 OREGON 77.7%
 Albany Water Revenue, Refunding, FGIC Insured, 5.00%, 8/01/33                                    $ 5,990,000   $     6,019,411
 Beaverton School District GO,
    FSA Insured, 4.125%, 6/01/26                                                                    1,315,000         1,345,469
    Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31                     1,280,000         1,358,464
    Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36                    1,000,000         1,044,710
 Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20                                  1,550,000         1,613,658
 Benton County Hospital Facilities Authority Revenue, Samaritan
    Health Services Project, Refunding,
    5.20%, 10/01/17                                                                                 4,000,000         4,020,320
    5.125%, 10/01/28                                                                                4,500,000         4,293,135
 Chemeketa Community College District GO, 5.00%,
    6/15/25                                                                                         1,500,000         1,649,625
    6/15/26                                                                                         2,615,000         2,859,790
 Clackamas County Canby School District No. 86 GO,
    5.25%, 6/15/20                                                                                  3,000,000         3,079,410
    FSA Insured, 5.00%, 6/15/23                                                                     1,000,000         1,071,730
    FSA Insured, 5.00%, 6/15/25                                                                     1,000,000         1,064,500
 Clackamas County Hospital Facility Authority Revenue,
    Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22                                      2,125,000         2,015,584
    Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26                                      1,000,000           888,620
    Legacy Health System, Series A, 5.50%, 7/15/35                                                  6,525,000         6,827,107
    Willamette Falls Hospital Project, 6.00%, 4/01/19                                               1,000,000         1,003,440
    Willamette View Inc. Project, Refunding, 6.10%, 11/01/12                                          385,000           387,175
    Willamette View Inc. Project, Refunding, 6.30%, 11/01/21                                        1,500,000         1,500,690
 Clackamas County Oregon Trail School District No. 46 GO, 5.00%, 6/15/32                            6,855,000         7,172,318
 Clackamas County School District No. 7J Lake Oswego GO,
    NATL Insured, Pre-Refunded, 5.00%, 6/01/26                                                      5,000,000         5,331,450
    Refunding, FSA Insured, 5.25%, 6/01/25                                                          3,075,000         3,653,315
 Clackamas County School District No. 12 North Clackamas GO,
    Convertible Deferred Interest, Series B, FSA Insured, zero cpn.
    to 6/15/11, 5.00% thereafter, 6/15/27                                                          25,000,000        24,524,250
    Series A, FSA Insured, 4.75%, 6/15/31                                                           3,500,000         3,607,205
 Clackamas County School District No. 46 Oregon Trail GO,
    Capital Appreciation, Refunding, zero cpn., 6/15/37                                            12,130,000         2,615,956
    Capital Appreciation, Refunding, zero cpn., 6/15/38                                            12,495,000         2,534,486
    Refunding, Series A, 5.00%, 6/15/28                                                             2,210,000         2,369,230
    Refunding, Series A, 5.00%, 6/15/29                                                             2,655,000         2,833,310
 Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%, 6/15/25             5,000,000         5,340,050
 Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36                            1,000,000           946,740
 Columbia Gorge Community College District GO, NATL Insured, 5.00%, 6/15/22                         1,000,000         1,079,550
 Coos County School District No. 13 GO, FSA Insured, 5.00%, 6/15/22                                    55,000            57,064
    Pre-Refunded, 5.00%, 6/15/22                                                                    2,465,000         2,727,399
 Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%, 12/15/20          2,750,000         2,893,880
 The Dalles GO, Refunding, Assured Guaranty, 5.00%, 6/01/29                                         1,600,000         1,729,296
 Deschutes and Jefferson Counties School District No. 2J
    Redmond GO,
    5.50%, 6/15/34                                                                                  5,000,000         5,454,550
    Series A, FGIC Insured, 5.00%, 6/15/21                                                          1,000,000         1,070,150
 Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured, Pre-
    Refunded, 5.125%, 6/15/21                                                                       3,500,000         3,741,920
 Deschutes County Hospital Facilities Authority Hospital Revenue,
    Cascade Healthcare,
    Refunding, 8.25%, 1/01/38                                                                      20,000,000        23,390,600
    Series B, AMBAC Insured, 5.375%, 1/01/35                                                        7,000,000         7,084,280
 Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
    11/01/21                                                                                        1,000,000         1,076,680
 Eugene Electric Utility Revenue, Refunding, 5.00%, 8/01/33                                        10,060,000        10,438,860
 Forest Grove Revenue, Campus Improvement, Pacific University
    Project, Refunding,
    6.00%, 5/01/30                                                                                  3,000,000         3,046,140
    6.375%, 5/01/39                                                                                12,000,000        12,194,520


    Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21                      $   1,190,000   $     1,270,385
    High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30                        1,010,000         1,034,684
    Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29                                                     5,360,000         5,558,374
    Hillsboro Hospital Facility Authority Revenue, Hospital Tuality
       Healthcare Project, Radian Insured, 5.375%,
       10/01/26                                                                                     2,000,000         1,913,400
       10/01/31                                                                                     2,000,000         1,832,900
    Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
       12/01/27                                                                                     1,000,000         1,000,640
       12/01/32                                                                                     1,000,000           961,290
       12/01/37                                                                                     1,475,000         1,348,784
    Jackson County School District No. 4 GO, FSA Insured,
       5.00%, 6/15/20                                                                               1,450,000         1,486,758
       Pre-Refunded, 5.00%, 6/15/20                                                                   550,000           587,846
    Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%,
       6/15/20                                                                                      2,005,000         2,124,719
    Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
       6/15/20                                                                                      1,680,000         1,795,601
       6/15/21                                                                                      1,500,000         1,603,215
    Jackson County School District No. 549C Medford GO,
       5.00%, 6/15/33                                                                               3,225,000         3,366,029
       5.00%, 6/15/34                                                                               5,000,000         5,197,000
       Series B, FSA Insured, 5.00%, 12/15/32                                                       5,765,000         6,028,633
    Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31                          3,500,000         3,567,375
    Klamath Falls Intercommunity Hospital Authority Revenue, Merle
       West Medical Center Project,
       Pre-Refunded, 6.25%, 9/01/31                                                                 3,290,000         3,803,010
       Refunding, 6.25%, 9/01/31                                                                    1,960,000         1,731,307
       Refunding, Assured Guaranty, 5.00%, 9/01/36                                                  5,000,000         4,468,250
    Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31                                            6,400,000         6,864,832
    Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding,
       FSA Insured, 4.75%, 6/15/25                                                                  3,510,000         3,606,841
    Lane County GO, Series A, 5.00%,
       11/01/27                                                                                     1,650,000         1,753,306
       11/01/28                                                                                     1,240,000         1,308,374
    Lane County Metropolitan Wastewater Management Commission
       Revenue,
       5.25%, 11/01/28                                                                              5,000,000         5,433,200
       FGIC Insured, 4.75%, 11/01/26                                                                1,615,000         1,661,883
    Lane County School District No. 19 Springfield GO, FSA Insured,
       zero cpn.,
       6/15/27                                                                                      5,580,000         2,276,249
       6/15/28                                                                                      2,000,000           764,060
       6/15/29                                                                                      1,925,000           667,571
    Lane County School District No. 52 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20            5,700,000         5,940,654
    Lebanon GO, AMBAC Insured, 5.00%,
       6/01/25                                                                                      1,635,000         1,745,428
       6/01/27                                                                                      1,675,000         1,774,746
    Linn County Community School District No. 9 GO,
       Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21                                          1,155,000         1,331,334
       Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30                                          9,495,000        10,961,028
       NATL Insured, Pre-Refunded, 5.375%, 6/15/30                                                  5,000,000         5,135,650
    Linn County School District No. 55 GO, Sweet Home, FSA Insured, Pre-Refunded, 5.00%,
       6/15/29                                                                                      1,000,000         1,068,810
    Medford Hospital Facilities Authority Revenue, Asante Health
       System, Refunding, Series A, NATL Insured, 5.00%,
       8/15/18                                                                                      2,570,000         2,570,745
       8/15/24                                                                                      1,715,000         1,669,604
    Multnomah County Educational Facilities Revenue, University of Portland Project, Pre-
       Refunded, 6.00%, 4/01/25                                                                     2,000,000         2,035,080
    Multnomah County Hospital Facilities Authority Revenue, Adventis Health System-West,
       Series A, 5.125%, 9/01/40                                                                    5,500,000         5,250,080
    Multnomah County School District No. 7 Reynolds GO, Series 2005, NATL Insured, 5.00%,
       6/01/35                                                                                      3,220,000         3,237,324

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured, Pre-
       Refunded, 5.00%, 6/15/21                                                                 $   5,000,000   $     5,344,050
    Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital
       Appreciation, AMBAC Insured, zero cpn., 6/01/16                                              2,260,000         1,736,245
    Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam
       Fishway Project, 5.20%, 12/01/24                                                             5,000,000         5,009,800
    Oak Lodge Water District GO, AMBAC Insured, 7.50%, 12/01/09                                       215,000           215,000
    Oregon Coast Community College District GO, NATL Insured, 5.00%, 6/15/23                        3,745,000         3,964,045
    Oregon Health and Science University Revenue,
       Capital Appreciation, Refunding, Series A, NATL Insured, zero
       cpn., 7/01/21                                                                               11,480,000         5,993,938
       Series A, 5.75%, 7/01/39                                                                    12,000,000        12,857,040
       Series A, NATL Insured, 5.00%, 7/01/32                                                      24,750,000        23,251,140
    Oregon State Department of Administrative Services COP,
       FSA Insured, 4.625%, 5/01/30                                                                 7,795,000         7,904,909
       Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26                                           7,500,000         7,676,700
       Refunding, Series B, FSA Insured, 5.00%, 5/01/21                                             1,805,000         1,922,325
       Series A, 5.25%, 5/01/39                                                                     3,800,000         3,936,838
       Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26                                        2,000,000         2,064,820
       Series A, FSA Insured, 5.00%, 5/01/23                                                        2,695,000         2,892,624
       Series A, FSA Insured, 5.00%, 5/01/30                                                       13,205,000        13,769,514
       Series B, FGIC Insured, 5.00%, 11/01/30                                                     19,100,000        19,570,242
       Series C, 5.00%, 11/01/34                                                                    5,000,000         5,109,600
    Oregon State Department of Administrative Services Lottery
       Revenue,
       Oregon Administration, Lottery, Series A, FSA Insured, 5.00%,
          4/01/25                                                                                   5,000,000         5,443,750
       Oregon Administration, Lottery, Series A, FSA Insured, 5.00%, 4/01/27                        2,000,000         2,152,140
       Series A, 5.00%, 4/01/27                                                                    17,880,000        19,492,240
       Series A, 5.00%, 4/01/28                                                                     9,000,000         9,745,470
       Series A, 5.00%, 4/01/29                                                                     1,750,000         1,882,212
    Oregon State Department of Transportation Highway User Tax
       Revenue,
       Refunding, Series A, 5.00%, 11/15/25                                                         1,295,000         1,377,712
       Refunding, Series A, 5.00%, 11/15/29                                                         3,330,000         3,490,306
       senior lien, Series A, 5.00%, 11/15/29                                                       3,085,000         3,333,281
       senior lien, Series A, 4.50%, 11/15/32                                                      21,000,000        21,125,160
       senior lien, Series A, 5.00%, 11/15/33                                                       6,500,000         6,865,625
       Series A, 5.00%, 11/15/28                                                                   15,000,000        15,784,200
       Series A, Pre-Refunded, 5.125%, 11/15/23                                                     5,000,000         5,613,600
(a) Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25                   7,910,000         7,628,246
    Oregon State Facilities Authority Revenue,
       Peacehealth, Series A, Refunding, 5.00%, 11/01/39                                           20,050,000        19,682,684
       Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35            3,660,000         2,756,712
       University of Portland Projects, Series A, 5.00%, 4/01/32                                    6,545,000         6,501,018
       Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%, 10/01/35           5,210,000         5,157,431
    Oregon State GO,
       Alternative Energy Project, Series B, 6.00%, 10/01/26                                        1,680,000         1,960,375
       Elderly and Disabled Housing, Series A, 6.00%, 8/01/15                                         910,000           912,330
       Elderly and Disabled Housing, Series A, 6.00%, 8/01/21                                         455,000           455,810
       Elderly and Disabled Housing, Series A, 5.375%, 8/01/28                                      1,435,000         1,435,000
       Elderly and Disabled Housing, Series A, 4.70%, 8/01/42                                       3,205,000         2,807,131
       Elderly and Disabled Housing, Series B, 6.10%, 8/01/17                                       1,410,000         1,413,102
       Elderly and Disabled Housing, Series B, 6.25%, 8/01/23                                       2,015,000         2,019,534
       Elderly and Disabled Housing, Series C, 6.50%, 8/01/22                                         335,000           336,357
       State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30                         1,705,000         1,792,279
       State Board of Higher Education, Refunding, Series A, 4.50%, 8/01/37                         1,500,000         1,507,650
       State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38                         1,500,000         1,561,950
       State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29                         7,745,000         8,097,785
       State Board of Higher Education, Series A, 5.00%, 8/01/31                                    1,695,000         1,787,089
       State Board of Higher Education, Series A, 5.00%, 8/01/34                                    5,000,000         5,291,350
       State Board of Higher Education, Series A, 5.00%, 8/01/36                                    2,715,000         2,812,767
       State Board of Higher Education, Series A, 5.00%, 8/01/37                                    5,555,000         5,765,812
       State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31                      2,000,000         2,147,300
       State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35                      6,000,000         7,035,960
       State Board of Higher Education, Series B, 5.00%, 8/01/38                                    5,000,000         5,206,500

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       State Board of Higher Education, Series C, 5.00%, 8/01/37                                $   1,115,000   $     1,157,314
       Veteran's Welfare, Series 77, 5.30%, 10/01/29                                                1,335,000         1,336,749
       Veteran's Welfare, Series A, 5.70%, 10/01/32                                                 1,935,000         1,947,345
    Oregon State Health Housing Educational and Cultural Facilities
       Authority Revenue,
       Peacehealth, AMBAC Insured, 5.00%, 11/15/26                                                  5,500,000         5,534,265
       Reed College Project, Series A, 5.75%, 7/01/32                                              10,735,000        10,923,507
    Oregon State Housing and Community Services Department MFHR, Series B, 6.00%, 7/01/31           5,000,000         5,001,950
    Oregon State Housing and Community Services Department
       Mortgage Revenue,
       SFM Program, Series A, 6.35%, 7/01/14                                                          300,000           300,318
       SFM Program, Series A, 6.40%, 7/01/18                                                          225,000           225,306
       SFM Program, Series A, 6.45%, 7/01/26                                                          410,000           410,377
       SFM Program, Series C, 6.20%, 7/01/15                                                          380,000           380,524
       SFM Program, Series C, 6.40%, 7/01/26                                                          225,000           225,198
       SFM Program, Series D, 6.80%, 7/01/27                                                          235,000           234,993
       SFM Program, Series H, FHA Insured, 5.75%, 7/01/30                                             980,000           980,500
       SFMR, Refunding, Series G, 5.35%, 7/01/30                                                    5,775,000         5,946,402
    Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
       5.80%, 6/15/20                                                                               1,985,000         2,043,359
    Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15                                  945,000           946,692
    Port of Portland International Airport Revenue,
       Portland International Airport, Refunding, Series D, FGIC
       Insured, 5.00%, 7/01/23                                                                      3,000,000         2,944,830
       Portland International Airport, Series 7-B, NATL Insured, Pre-Refunded, 7.10%, 7/01/21       2,800,000         3,127,516
       Portland International Airport, Series 12A, FGIC Insured, 5.00%, 7/01/18                     1,500,000         1,502,235
       Series Nineteen, 5.50%, 7/01/38                                                             23,000,000        24,335,610
    Port St. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%, 8/01/14            3,600,000         3,439,260
    Portland Community College District GO, Series B, Pre-Refunded, 5.00%, 6/01/21                  6,290,000         6,706,964
    Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35                             5,000,000         5,501,750
    Portland GO, Limited Tax,
       Series A, 5.00%, 6/01/24                                                                    10,000,000        10,311,500
       Series A, NATL Insured, 5.125%, 6/01/30                                                      6,315,000         6,481,211
       Series B, zero cpn., 6/01/21                                                                 1,000,000           610,470
    Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL
       Insured, 6.00%, 7/01/33                                                                      2,000,000         2,000,560
    Portland MFR,
       Civic Stadium Housing Project, Series A, 6.00%, 3/01/17                                        845,000           846,867
       Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37                 3,110,000         3,145,920
    Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC
       Insured, 5.00%, 6/15/21                                                                      3,000,000         3,135,090
    Portland Sewer System Revenue,
       first lien, Series A, FSA Insured, 5.00%, 10/01/24                                           6,235,000         6,641,148
       second lien, Refunding, Series A, FSA Insured, 5.00%, 6/01/23                                2,500,000         2,635,800
       second lien, Series B, NATL Insured, 5.00%, 6/15/28                                          5,105,000         5,401,907
    Portland Urban Renewal and Redevelopment Revenue, Interstate
       Corridor, Refunding, Series A, FGIC Insured, 5.00%,
       6/15/24                                                                                      1,295,000         1,321,936
       6/15/25                                                                                      2,385,000         2,425,283
    Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
       AMBAC Insured, 5.50%, 6/15/20                                                                3,000,000         3,062,430
    Portland Water System Revenue,
       NATL Insured, 4.50%, 10/01/27                                                                1,000,000         1,030,170
       NATL Insured, 4.50%, 10/01/28                                                                3,895,000         3,991,440
       second lien, Series A, NATL Insured, 4.375%, 10/01/25                                        3,415,000         3,525,748
    Redmond Airport GO, Terminal Expansion Project, 5.00%, 6/01/39                                  1,000,000           946,940
    Redmond Airport Revenue, 6.25%, 6/01/39                                                         1,010,000         1,000,597
    Redmond GO, Series C, NATL Insured, 5.00%, 6/01/33                                              1,260,000         1,289,560
    Salem Hospital Facility Authority Revenue,
       Salem Hospital Project, Series A, 5.00%, 8/15/27                                            11,000,000        10,934,550
       Salem Hospital Project, Series A, 5.00%, 8/15/36                                            19,000,000        18,240,950
       Series A, 5.75%, 8/15/23                                                                    10,000,000        10,734,600
    Salem-Keizer School District No. 24J GO, Deferred Interest, Series B, zero cpn., 6/15/30        8,500,000         3,004,155
    Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/01/28          1,100,000         1,265,693
    Sunrise Water Authority Water Revenue, sub. lien,
       Series B, XLCA Insured, 5.00%, 9/01/25                                                       1,160,000         1,153,666

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    XLCA Insured, 5.00%, 3/01/25                                                                $   1,660,000   $     1,659,867
    Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, FSA Insured,
       5.00%, 6/15/25                                                                               1,560,000         1,664,629
    Tri-County Metropolitan Transportation District Revenue, Series A, 4.75%, 9/01/29              15,305,000        16,134,378
    Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, NATL
       Insured, Pre-Refunded, 5.00%, 6/15/22                                                        7,000,000         7,735,840
    Washington Clackamas and Yamhill Counties School District No.
       88J GO, Sherwood,
       Series A, NATL Insured, zero cpn., 6/15/27                                                   3,500,000         1,497,790
       Series A, NATL Insured, zero cpn., 6/15/28                                                   2,960,000         1,189,506
       Series A, NATL Insured, zero cpn., 12/15/31                                                  3,515,000         1,110,142
       Series B, NATL Insured, 4.50%, 12/15/31                                                      2,900,000         2,895,940
    Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
       10/01/19                                                                                     3,905,000         4,009,732
    Washington County GO,
       Obligations, Refunding, 4.375%, 6/01/26                                                      1,000,000         1,045,100
       Pre-Refunded, 5.00%, 6/01/26                                                                10,000,000        10,662,900
    Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22            4,155,000         4,590,569
    Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA
       Insured, 5.60%, 4/01/20                                                                      1,000,000         1,017,580
    Yamhill County McMinnville School District No. 40 GO, FSA Insured, 5.00%, 6/15/28               4,000,000         4,162,840
                                                                                                                ---------------
                                                                                                                    861,957,702
                                                                                                                ---------------
    U.S. TERRITORIES 18.3%
    GUAM 0.4%
    Guam Government Limited Obligation Revenue, Section 30,
       Series A, 5.625%,
       12/01/24                                                                                       840,000           872,861
       12/01/29                                                                                     3,250,000         3,295,857
                                                                                                                ---------------
                                                                                                                      4,168,718
                                                                                                                ---------------
    PUERTO RICO 17.5%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.625%, 5/15/43                                                                     10,000,000         8,456,200
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A, 5.50%, 7/01/32                                     15,000,000        14,491,650
       Public Improvement, Series A, 5.00%, 7/01/29                                                10,000,000         9,246,700
       Public Improvement, Series A, 5.125%, 7/01/31                                                9,885,000         9,395,692
       Public Improvement, Series A, 5.375%, 7/01/33                                               10,000,000         9,469,300
       Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31                                  5,115,000         5,491,362
       Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28                            4,500,000         4,621,050
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       Pre-Refunded, 5.50%, 7/01/36                                                                13,000,000        15,817,880
    Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue,
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39                                           10,000,000         9,048,200
       Series D, Pre-Refunded, 5.375%, 7/01/36                                                     10,000,000        11,110,500
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31                                                                   6,250,000         5,546,125
    Puerto Rico Electric Power Authority Power Revenue,
       Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26                                        9,150,000        10,247,268
       Series II, Pre-Refunded, 5.25%, 7/01/31                                                     12,000,000        13,493,760
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35                                       10,000,000        11,783,900
       Series WW, 5.25%, 7/01/33                                                                    9,690,000         9,384,087
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL
       Insured, 6.00%, 7/01/25                                                                     15,000,000        15,777,150
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-
    Refunded, 5.50%, 8/01/29                                                                        5,000,000         5,483,150
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
       Convertible Capital Appreciation, first subordinate, Series A,
       6.50%, 8/01/44                                                                              10,000,000        10,594,700
       zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32                                             20,000,000        14,660,600
                                                                                                                ---------------
                                                                                                                    194,119,274
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    VIRGIN ISLANDS 0.4%
    Virgin Islands Water and Power Authority Electric
       System Revenue, Refunding, 5.30%,
       7/01/18                                                                                  $   2,500,000   $     2,513,675
       7/01/21                                                                                      1,400,000         1,407,308
                                                                                                                ---------------
                                                                                                                      3,920,983
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                          202,208,975
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,031,012,270)                                     1,064,166,677
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 2.4%
    MUNICIPAL BONDS 2.4%
    OREGON 1.9%
(b) Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
       Daily VRDN and Put, 0.24%, 8/15/37                                                           8,600,000         8,600,000
       Refunding, Daily VRDN and Put, 0.17%, 8/15/32                                                7,800,000         7,800,000
(b) Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
    Peacehealth, Daily VRDN and Put, 0.20%, 12/01/15                                                4,450,000         4,450,000
                                                                                                                ---------------
                                                                                                                     20,850,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.5%
    PUERTO RICO 0.5%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN
       and Put, 0.17%, 7/01/32                                                                      6,200,000         6,200,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $27,050,000)                                                                  27,050,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,058,062,270) 98.4%                                                                 1,091,216,677
    OTHER ASSETS, LESS LIABILITIES 1.6%                                                                              18,198,196
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 1,109,414,873
                                                                                                                ===============

(a) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
COP     Certificate of Participation
EDR     Economic Development Revenue
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
MFHR    Multi-Family Housing Revenue
MFR     Multi-Family Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCR     Pollution Control Revenue
SFM     Single Family Mortgage
SFMR    Single Family Mortgage Revenue
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   --------------
    MUNICIPAL BONDS 99.0%
    PENNSYLVANIA 90.0%
    Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
       Refunding, FGIC Insured, 5.75%, 1/01/18                                                  $   1,000,000   $     1,005,120
    Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28                                            4,000,000         4,010,760
    Allegheny County GO,
       NATL Insured, Pre-Refunded, 5.00%, 11/01/27                                                  1,000,000         1,117,540
       Notes, Series C-60, FSA Insured, 5.00%, 11/01/27                                             3,000,000         3,162,090
       Series C-61, Assured Guaranty, 5.00%, 12/01/33                                               5,000,000         5,123,750
    Allegheny County Higher Education Building Authority University Revenue, Duquesne
       University,
       5.00%, 3/01/28                                                                               3,000,000         3,075,150
       5.00%, 3/01/33                                                                               1,300,000         1,287,559
       Series A, XLCA Insured, 5.00%, 3/01/29                                                       5,000,000         5,066,500
       Series A, XLCA Insured, 5.00%, 3/01/33                                                       5,630,000         5,635,574
    Allegheny County Hospital Development Authority Revenue, 5.625%, 8/15/39                       12,000,000        11,887,680
       Health System, Series A, NATL Insured, Pre-Refunded, 6.50%, 11/15/30                        10,000,000        10,782,100
    Allegheny County IDAR,
       County Guaranteed, Refunding, Series B, NATL Insured, 5.00%, 11/01/29                        1,485,000         1,510,260
       County Guaranteed, Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/29                     7,515,000         8,409,811
       Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18                              2,000,000         2,000,000
       Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29                            10,000,000        10,000,000
       Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30                              7,530,000         7,605,300
       Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/29                                        5,000,000         5,595,350
    Allegheny County Port Authority Special Revenue, Transportation, Refunding, FGIC Insured,
       5.00%,
       3/01/25                                                                                     13,250,000        13,473,925
       3/01/29                                                                                     16,500,000        16,606,590
    Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
       Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19                                          245,000           246,198
       Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29                                        1,175,000         1,176,586
       Series II-2, GNMA Secured, 5.90%, 11/01/32                                                     715,000           718,918
    Allegheny County Sanitation Authority Sewer Revenue,
       FGIC Insured, 5.00%, 12/01/37                                                                6,745,000         6,684,767
       Refunding, Series A, NATL Insured, 5.00%, 12/01/30                                           7,000,000         7,079,450
    Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28                              1,550,000         1,604,452
    Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35                       2,430,000         2,453,571
    Armstrong County GO, Refunding, NATL Insured, 5.40%, 6/01/31                                    2,500,000         2,511,375
    Bethel Park School District GO, 5.10%, 8/01/33                                                  3,600,000         3,710,556
(a) Blair County Hospital Authority Revenue, Altoona Regulation Health System, 6.00%,
       11/15/39                                                                                     6,890,000         6,786,099
    Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31                                               3,675,000         3,689,920
    Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31                       4,000,000         4,646,440
    Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%,
       7/01/39                                                                                      4,500,000         4,995,045
    Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10                      500,000           505,240
    Catasauqua Area School District GO, Refunding, FSA Insured, 5.00%, 2/15/36                      6,000,000         6,085,740
    Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project,
       Assured Guaranty,
       5.875%, 11/15/29                                                                             1,000,000         1,040,140
       6.125%, 11/15/39                                                                             3,200,000         3,298,080
       6.25%, 11/15/44                                                                              2,500,000         2,579,100
    Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
       5.60%, 7/01/10                                                                                 600,000           600,504
       5.75%, 7/01/12                                                                               1,795,000         1,796,005
       5.75%, 7/01/17                                                                               2,200,000         2,183,918
       5.625%, 7/01/21                                                                              1,500,000         1,436,565
    Connellsville Area School District GO, Series B, FSA Insured, 5.00%, 11/15/37                   1,000,000         1,020,790
    Cumberland County Municipal Authority College Revenue, Dickinson College,
       Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,
          Series GG1, NATL Insured, 5.00%, 5/01/34                                                  7,610,000         7,713,115
       Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,
          Series HH1, 5.00%, 11/01/39                                                               1,200,000         1,190,916
       Series A, AMBAC Insured, Pre-Rfunded, 5.50%, 11/01/30                                        1,200,000         1,253,904

   Quarterly Statement of Investments    See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
       Refunding, Series A, 6.00%, 6/01/36                                                      $  10,000,000   $    10,180,900
    Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
       Series B, NATL Insured, ETM, 6.25%, 7/01/16                                                  4,525,000         5,159,360
    Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39                                 7,500,000         7,942,575
    Delaware County Authority College Revenue,
       Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29                                  1,140,000         1,110,850
       Eastern College, Series C, 5.625%, 10/01/28                                                  2,210,000         1,902,766
       Haverford College, 5.75%, 11/15/29                                                           3,500,000         3,584,875
       Haverford College, 6.00%, 11/15/30                                                           1,750,000         1,796,795
    Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%,
       12/15/31                                                                                     5,000,000         3,866,450
    Delaware County Authority Revenue,
       Dunwoody Village Project, Pre-Refunded, 6.25%, 4/01/30                                       1,800,000         1,834,866
       Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26                         10,800,000        12,359,412
    Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
       6/01/29                                                                                      2,000,000         2,008,760
    Delaware County University Authority Revenue, Villanova University, Series A, NATL
       Insured, 5.00%, 12/01/28                                                                     3,000,000         3,001,020
    Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC
       Insured, 5.60%, 7/01/17                                                                      5,000,000         5,532,150
    Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
       11/01/35                                                                                     6,000,000         5,227,320
    Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
       Refunding, Series B, 6.00%, 9/01/16                                                            600,000           604,752
    Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25                                                5,000,000         5,069,150
    Erie Higher Education Building Authority College Revenue, Mercyhurst College, 5.50%,
       3/15/38                                                                                      2,000,000         1,935,780
    Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29                            3,000,000         3,121,890
    Erie Water Authority Revenue, FSA Insured, 5.00%, 12/01/43                                      7,000,000         7,101,290
    Greater Johnstown School District GO, Series C, NATL Insured, 5.125%, 8/01/25                   3,605,000         3,699,992
    Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
       7/01/27                                                                                      1,500,000         1,251,810
    Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
       11/01/29                                                                                     1,250,000         1,216,138
    Johnstown RDA Sewer Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/15/34                1,825,000         2,130,049
    Lancaster County Hospital Authority Revenue, Health Center,
       Masonic Homes Project, 5.00%, 11/01/31                                                       3,000,000         2,850,480
       Willow Valley Retirement Project, 5.875%, 6/01/21                                            1,000,000         1,006,990
    Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
       12/01/32                                                                                     1,700,000         1,708,891
       12/01/35                                                                                     2,500,000         2,489,175
    Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31                                       1,500,000         1,399,905
    Lehigh County General Purpose Authority Revenues,
       Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19                2,750,000         2,849,633
       Muhlenberg College Project, 5.25%, 2/01/34                                                   1,500,000         1,537,155
    Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health, Series B, FSA
       Insured, 5.00%, 7/01/35                                                                     11,250,000        11,300,512
(a) Luzerne County IDA Facility Revenue, Pennsylvania American Water Co., Refunding, 5.50%,
       12/01/39                                                                                    10,000,000        10,099,500
    Lycoming County Authority College Revenue, Pennsylvania College of Technology,
       AMBAC Insured, 5.25%, 5/01/32                                                                5,030,000         4,533,790
       Refunding, AMBAC Insured, 5.35%, 7/01/26                                                     2,400,000         2,366,184
    Lycoming County Authority Health System Revenue, Susquehanna Health System Project,
       Refunding, Series A, 5.75%, 7/01/39                                                         16,490,000        15,833,533
    Marple Newtown School District GO, FSA Insured, 5.00%, 6/01/31                                 11,325,000        11,973,809
(a) McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39                                   5,000,000         4,950,450
    Mercer County GO, FGIC Insured, 5.00%, 10/01/31                                                 2,000,000         2,012,000
    Mercer County IDA Water Facilities Revenue, NATL Insured, 6.00%, 7/01/30                        5,000,000         5,004,750
    Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,
       5.00%, 1/01/27                                                                               1,000,000           931,960
       5.125%, 1/01/37                                                                              2,000,000         1,781,140
       5.25%, 1/01/43                                                                               2,000,000         1,774,080
    Montgomery County GO, 5.00%, 9/15/22                                                            3,335,000         3,468,734
    Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life Communities
       Inc. Obligated Group,
       5.25%, 11/15/28                                                                              5,000,000         4,735,600

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Refunding, Series B, 5.00%, 11/15/22                                                     $   1,000,000   $       971,210
    Montour School District GO, FSA Insured, 5.00%,
       4/01/32                                                                                      5,000,000         5,148,000
       4/01/37                                                                                     12,500,000        12,683,000
    Mount Lebanon School District GO, Series A, 5.00%, 2/15/34                                      6,000,000         6,255,720
    Muhlenberg School District GO, Series AA, FGIC Insured, Pre-Refunded, 6.00%, 9/01/23            4,000,000         4,171,560
    Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27                  5,000,000         5,614,650
    Northampton Borough Municipal Authority Water Revenue, NATL Insured,
       5.00%, 5/15/34                                                                                 445,000           447,456
       Pre-Refunded, 5.00%, 5/15/34                                                                 1,955,000         2,260,332
    Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital
       Project, Series A, 5.50%, 8/15/35                                                           10,000,000         9,691,600
    Northampton County General Purpose Authority Revenue,
       Higher Education, Lehigh University, 5.00%, 11/15/39                                        20,000,000        20,653,600
       Lafayette College, Refunding, 5.00%, 11/01/34                                               20,000,000        20,846,000
    Northeastern York School District GO, Series B, FGIC Insured, 5.00%,
       4/01/30                                                                                      1,000,000         1,028,970
       4/01/31                                                                                      2,000,000         2,045,420
    Norwin School District GO,
       FGIC Insured, Pre-Refunded, 6.00%, 4/01/30                                                   5,000,000         5,093,600
       FSA Insured, 5.00%, 4/01/37                                                                 10,000,000        10,189,700
       FSA Insured, Pre-Refunded, 5.00%, 4/01/35                                                    3,000,000         3,546,060
       Series A, NATL Insured, 5.00%, 4/01/30                                                       1,000,000         1,006,570
    Owen J. Roberts School District GO, FSA Insured, 5.00%, 9/01/36                                 2,710,000         2,770,894
    Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22                        2,835,000         3,138,799
    Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
       Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39                                    10,000,000        10,881,900
    Pennsylvania Economic Development Financing Authority Revenue, Lincoln University,
       Series A, FGIC Insured, 5.00%, 6/01/33                                                       3,325,000         3,340,927
    Pennsylvania Economic Development Financing Authority Water Facility Revenue, American
       Water Co. Project, 6.20%, 4/01/39                                                           10,000,000        10,647,200
    Pennsylvania HFA, SFMR, Refunding,
       Series 103C, 5.45%, 10/01/38                                                                10,000,000        10,258,500
       Series 105C, 4.875%, 10/01/34                                                               25,000,000        24,501,000
    Pennsylvania HFAR,
       Future Income Growth Securities, SFM, Series 64, 5.25%, 4/01/30                              3,050,000         3,050,031
       SFM, Refunding, Series 63A, zero cpn., 4/01/30                                              10,725,000         3,324,965
       SFM, Refunding, Series 72A, 5.25%, 4/01/21                                                   7,000,000         7,009,660
    Pennsylvania State Higher Educational Facilities Authority College and University
       Revenues,
       Drexel University, NATL Insured, 5.75%, 5/01/22                                              3,095,000         3,097,383
       Marywood University Project, NATL Insured, Pre-Refunded, 5.65%, 6/01/25                      2,500,000         2,564,375
    Pennsylvania State Higher Educational Facilities Authority Revenue,
       Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29                                           1,500,000         1,514,250
       Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37                                 5,000,000         5,167,200
       Drexel University, Series A, 5.00%, 5/01/20                                                  1,485,000         1,522,095
       Drexel University, Series A, 5.20%, 5/01/29                                                    750,000           759,653
       Drexel University, Series A, NATL Insured, 5.00%, 5/01/37                                   25,525,000        25,673,045
       La Salle University, Series A, 5.00%, 5/01/37                                                2,500,000         2,233,250
       Philadelphia University, Refunding, 5.00%, 6/01/30                                           2,295,000         2,036,262
       State System of Higher Education, NATL Insured, 5.00%, 6/15/37                               7,000,000         7,136,290
       Temple University, Refunding, NATL Insured, 5.00%, 4/01/28                                   5,000,000         5,161,050
       Temple University, Refunding, NATL Insured, 5.00%, 4/01/33                                  10,000,000        10,091,100
       Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38                     5,000,000         5,120,100
       University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26                5,000,000         5,634,350
       University Sciences Philadelphia, Assured Guaranty, 5.00%, 11/01/32                          5,000,000         5,155,750
       University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36         8,315,000         8,278,081
       Widener University, 5.00%, 7/15/31                                                             500,000           450,470
       Widener University, 5.00%, 7/15/39                                                           5,750,000         5,043,727
    Pennsylvania State Public School Building Authority Community College Revenue, Community
       College Philadelphia Project, 6.00%, 6/15/28                                                 5,000,000         5,405,050
    Pennsylvania State Public School Building Authority Lease Revenue, School District of
       Philadelphia Project,
       FSA Insured, Pre-Refunded, 5.00%, 6/01/33                                                   15,000,000        17,066,550
       Refunding, Series B, FSA Insured, 4.75%, 6/01/30                                             5,000,000         4,834,600
    Pennsylvania State Public School Building Authority Revenue,
       Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28                                1,000,000         1,019,060

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24                             $   2,500,000   $     2,605,075
    Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL
       Insured,
       5.00%, 12/01/24                                                                              1,655,000         1,687,968
       Pre-Refunded, 5.00%, 12/01/31                                                                5,000,000         5,699,000
    Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
       7/15/31                                                                                     10,000,000        10,816,000
    Pennsylvania State Turnpike Commission Turnpike Revenue,
       5.125%, 12/01/40                                                                            15,000,000        14,647,200
       Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38                        5,000,000         5,519,200
       Series A, AMBAC Insured, 5.00%, 12/01/34                                                     5,000,000         5,097,250
       Series R, AMBAC Insured, 5.00%, 12/01/26                                                     2,000,000         2,061,900
       Series R, AMBAC Insured, 5.00%, 12/01/30                                                    11,125,000        11,393,780
       sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39                                       20,000,000        19,865,600
    Pennsylvania State University Revenue, 5.00%, 9/01/35                                           1,000,000         1,026,520
    Philadelphia Authority for IDR,
       Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%, 12/01/23           6,205,000         5,922,300
       Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%, 12/01/25           5,690,000         5,371,815
       Please Touch Museum Project, 5.25%, 9/01/36                                                  7,210,000         5,773,407
       Series B, AMBAC Insured, 5.25%, 7/01/31                                                      2,000,000         1,829,940
    Philadelphia Gas Works Revenue, Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20               835,000         1,015,494
    Philadelphia GO,
       Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25                                       5,000,000         5,226,400
       Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26                                        5,000,000         5,250,900
       Series B, Assured Guaranty, 7.125%, 7/15/38                                                 10,000,000        11,630,000
    Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple
       University Health System, Refunding, Series A,
       5.50%, 7/01/30                                                                               5,000,000         4,217,050
       5.00%, 7/01/34                                                                               5,000,000         3,815,400
    Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured,
       5.00%, 12/01/21                                                                              5,000,000         5,201,450
    Philadelphia IDA Lease Revenue, Series B, FSA Insured, Pre-Refunded, 5.125%, 10/01/26          12,000,000        13,067,160
    Philadelphia Municipal Authority Revenue, Lease, 6.50%,
       4/01/34                                                                                      3,250,000         3,411,785
       4/01/39                                                                                      2,500,000         2,615,300
    Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%,
       9/01/22                                                                                      3,250,000         3,291,210
       9/01/29                                                                                     13,000,000        13,149,630
    Philadelphia RDAR, Neighborhood Transformation, Series C, FGIC Insured, 5.00%, 4/15/31         14,565,000        13,074,709
    Philadelphia School District GO,
       Series C, NATL Insured, Pre-Refunded, 5.75%, 3/01/29                                         8,000,000         8,104,800
       Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34                                        5,000,000         5,815,650
       Series E, 6.00%, 9/01/38                                                                     5,000,000         5,328,350
    Philadelphia Water and Wastewater Revenue, Series A, 5.25%, 1/01/36                             3,000,000         3,038,760
       FGIC Insured, 5.00%, 11/01/31                                                                2,765,000         2,777,498
       FSA Insured, 5.00%, 7/01/28                                                                  4,000,000         4,103,480
       FSA Insured, 5.00%, 7/01/29                                                                 11,645,000        11,888,613
    Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 6.00%,
       12/01/24                                                                                     2,000,000         2,054,460
    Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30                   1,295,000         1,296,321
    Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14                   690,000           797,840
    Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30                        8,870,000         9,585,543
    Reading Area Water Authority Water Revenue, FSA Insured, 5.00%, 12/01/27                        3,400,000         3,580,030
    Reading GO, FSA Insured, 6.00%, 11/01/28                                                        2,000,000         2,175,280
    Reading School District GO, FSA Insured, 5.00%, 1/15/36                                         8,500,000         8,697,285
    Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
       Refunding, Series A, 5.875%, 12/01/31                                                          555,000           564,496
       Series A, Pre-Refunded, 5.875%, 12/01/31                                                     1,945,000         2,156,597
    Scranton School District GO,
       Series A, FSA Insured, 5.00%, 7/15/38                                                        5,430,000         5,483,811
       Series C, FSA Insured, 5.00%, 7/15/38                                                        5,000,000         5,049,550
    Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA
       Insured, 5.00%, 11/01/37                                                                     8,125,000         7,805,769
    Seneca Valley School District GO, NATL Insured, Pre-Refunded, 5.375%, 1/01/21                   2,000,000         2,193,840
    Snyder County Higher Education Authority University Revenue, Susquehanna University
       Project, 5.00%, 1/01/38                                                                      4,000,000         3,964,080

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Southcentral General Authority Revenue,
       WellSpan Health Obligated Group, NATL Insured, ETM, 5.25%, 5/15/31                       $   1,875,000   $     1,951,256
       WellSpan Health Obligated Group, NATL Insured, Pre-Refunded, 5.25%, 5/15/31                  8,125,000         8,757,612
       WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25                        10,000,000        10,960,500
       York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37                       1,090,000         1,102,731
    Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25        6,900,000         7,695,018
    Southmoreland School District GO, NATL Insured, 5.00%, 4/01/27                                  5,025,000         5,258,813
    State Public School Building Authority College Revenue,
       Delaware County Community College Project, FSA Insured, 5.00%, 10/01/32                      1,000,000         1,039,980
       Montgomery County Community College, FSA Insured, 5.00%, 5/01/28                             1,225,000         1,321,714
       Westmoreland County Community College, FGIC Insured, 5.25%, 10/15/22                         2,170,000         2,226,702
    State Public School Building Authority School Revenue, Harrisburg School District Project,
    Series A, Assured Guaranty, 5.00%, 11/15/33                                                     5,000,000         5,071,350
    Susquehanna Area Regional Airport Authority Airport System Revenue,
       Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28                                           2,000,000         1,644,780
       Series A, 6.50%, 1/01/38                                                                     4,000,000         3,797,600
    University of Pittsburgh of the Commonwealth System of Higher Education Revenue,
       Capital Project, Series B, 5.00%, 9/15/31                                                   10,000,000        10,514,900
       University Capital Project, Refunding, Series C, 5.00%, 9/15/35                              5,000,000         5,228,000
    Upper St. Clair Township School District GO,
       FSA Insured, Pre-Refunded, 5.00%, 7/15/28                                                      465,000           511,644
       Refunding, FSA Insured, 5.00%, 7/15/28                                                         535,000           549,482
    Washington County GO,
       Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27                                          4,295,000         4,431,538
       Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27                                         705,000           788,620
    West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
       9/01/19                                                                                      2,000,000         2,051,680
       9/01/20                                                                                      3,805,000         3,887,607
    West Mifflin Area School District GO, FSA Insured, 5.125%, 4/01/31                              1,000,000         1,059,260
    Whitehall Coplay School District GO, Series A, FSA Insured, 5.375%, 11/15/34                    6,000,000         6,348,240
    Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%,
       3/01/37                                                                                      4,500,000         3,992,805
    Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26              5,005,000         5,228,223
                                                                                                                ---------------
                                                                                                                  1,072,316,240
                                                                                                                ---------------
    U.S. TERRITORIES 9.0%
    PUERTO RICO 8.1%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44                                                                               2,100,000         2,150,736
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A-4, FSA Insured, 5.25%, 7/01/30                       5,000,000         5,187,000
       Public Improvement, Series A, 5.00%, 7/01/29                                                 4,000,000         3,698,680
       Public Improvement, Series A, 5.00%, 7/01/33                                                13,960,000        12,593,595
       Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/33                                  14,000,000        16,000,460
       Series A, 5.00%, 7/01/28                                                                     5,000,000         4,606,750
       Series A, 5.25%, 7/01/37                                                                    10,000,000         9,052,700
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
       Series B, 5.00%, 7/01/37                                                                     7,010,000         6,331,432
    Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32                   5,100,000         4,755,495
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36             5,950,000         5,264,620
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first subordinate, Series A,
       6.00%, 8/01/42                                                                              26,500,000        27,200,660
                                                                                                                ---------------
                                                                                                                     96,842,128
                                                                                                                ---------------
    VIRGIN ISLANDS 0.9%
    Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33                              5,000,000         4,644,800
       senior lien, Refunding, Series B, 5.00%, 10/01/25                                            5,500,000         5,381,915
                                                                                                                ---------------
                                                                                                                     10,026,715
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                          106,868,843
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $1,154,490,768)                                     1,179,185,083
                                                                                                                ---------------

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    SHORT TERM INVESTMENTS 1.4%
    MUNICIPAL BONDS 1.4%
    PENNSYLVANIA 1.0%
(b) Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A,
       Daily VRDN and Put, 0.22%, 5/15/35                                                       $  11,695,000   $    11,695,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.4%
    PUERTO RICO 0.4%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put,
       0.17%, 7/01/32                                                                               4,800,000         4,800,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $16,495,000)                                                                  16,495,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,170,985,768) 100.4%                                                                1,195,680,083
    OTHER ASSETS, LESS LIABILITIES (0.4)%                                                                            (5,101,838)
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $ 1,190,578,245
                                                                                                                ===============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFA     Housing Finance Authority/Agency
HFAR    Housing Finance Authority Revenue
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
IDR     Industrial Development Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PFAR    Public Financing Authority Revenue
RDA     Redevelopment Agency/Authority
RDAR    Redevelopment Agency Revenue
SFM     Single Family Mortgage
SFMR    Single Family Mortgage Revenue
XLCA    XL Capital Assurance

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                -------------   ---------------
    MUNICIPAL BONDS 96.9%
    VIRGINIA 73.3%
    Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%,
       7/01/28                                                                                  $   5,000,000   $     4,887,800
(a) Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
       6.30%, 12/01/25                                                                              2,000,000         1,918,420
       Series A, 6.55%, 12/01/25                                                                    5,000,000         4,917,450
    Bristol Utility System Revenue, ETM, 5.00%, 7/15/21                                             1,245,000         1,428,152
    Capital Region Airport Commission Airport Revenue, FSA Insured,
       5.00%,
       7/01/31                                                                                      2,000,000         2,115,660
       7/01/38                                                                                      5,895,000         6,106,866
    Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34                               1,000,000           974,770
    Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37           2,500,000         2,208,825
    Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
       7/15/19                                                                                      2,795,000         2,817,332
       7/15/32                                                                                      8,000,000         7,824,320
    Chesterfield County EDA, PCR, Virginia Electric and Power, Refunding, Series A, 5.00%,
       5/01/23                                                                                      5,000,000         5,466,700
    Dinwiddie County IDA Lease Revenue, Refunding, Series B, NATL Insured, 5.00%, 2/15/30           1,410,000         1,418,911
    Fairfax County EDA Revenue, National Wildlife Federation, NATL Insured, 5.375%, 9/01/29         8,000,000         8,070,000
    Fairfax County IDAR, Health Care, Inova Health System Project,
       Refunding, Series A, 5.00%, 8/15/18                                                          2,100,000         2,105,943
       Refunding, Series A, 5.00%, 8/15/25                                                          5,000,000         5,007,300
       Series A, 5.50%, 5/15/35                                                                    10,000,000        10,762,600
    Fairfax County Redevelopment and Housing Authority MFHR, Paul
       Spring Center, Refunding, Series A, FHA Insured,
       5.90%, 6/15/17                                                                                 840,000           841,688
       6.00%, 12/15/28                                                                              1,000,000         1,002,010
    Fairfax County Water Authority Water Revenue,
       Pre-Refunded, 5.00%, 4/01/27                                                                 2,830,000         3,116,000
       Refunding, 5.00%, 4/01/27                                                                   11,420,000        11,788,866
    Front Royal and Warren County IDA Lease Revenue, School and
       Capital Improvement, Series B, FSA Insured, 5.00%,
       4/01/29                                                                                      5,115,000         5,285,329
       4/01/35                                                                                      6,000,000         6,106,980
    Gloucester County IDA Lease Revenue, Courthouse Project, NATL Insured, Pre-Refunded,
       5.50%, 11/01/30                                                                              1,715,000         1,812,361
    Greater Richmond Convention Center Authority Hotel Tax Revenue,
       Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29                           8,000,000         8,328,880
       Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32                            8,175,000         8,516,551
       Refunding, NATL Insured, 5.00%, 6/15/30                                                     17,555,000        17,655,766
    Hampton Convention Center Revenue, Refunding, AMBAC Insured,
       5.25%, 1/15/23                                                                               3,000,000         3,105,180
       5.125%, 1/15/28                                                                              2,605,000         2,656,266
       5.00%, 1/15/35                                                                               7,600,000         7,616,948
    Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, NATL Insured,
       5.00%, 7/01/28                                                                              10,000,000        10,023,600
    Hampton Roads Sanitation District Wastewater Revenue, Hampton Roads,
       5.00%, 4/01/33                                                                              10,000,000        10,542,300
       Refunding, 5.00%, 4/01/38                                                                   16,000,000        16,651,040
    Harrisonburg GO, FSA Insured, Pre-Refunded, 5.75%, 12/01/29                                     1,000,000         1,074,020
    Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial
       Hospital, AMBAC Insured, 5.00%,
       8/15/42                                                                                      8,095,000         7,117,853
       8/15/46                                                                                     15,000,000        13,041,450
    Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project,
       Series A, 6.60%, 5/01/24                                                                     2,000,000         2,023,300
    Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18               4,155,000         4,226,881
    King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32                               3,595,000         3,684,444

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
       6.10%, 6/01/32                                                                           $   1,500,000   $     1,692,660
    Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33                    15,060,000        15,591,317
    Louisa IDA, PCR, Virginia Electric and Power Co. Project, Mandatory Put 12/01/11,
       Series C, 5.00%, 11/01/35                                                                    5,000,000         5,338,500
    Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29                                        5,545,000         5,775,838
    Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28        1,000,000         1,041,060
    Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
       1/15/22                                                                                      1,000,000         1,065,780
    Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29          6,500,000         6,621,680
    Newport News EDA, EDR, Series A, 5.00%, 1/15/31                                                 5,870,000         6,130,393
    Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA
       Secured, 6.25%, 8/01/36                                                                      2,950,000         2,955,163
    Newport News Water Revenue, FSA Insured, 5.00%, 6/01/37                                         1,345,000         1,391,698
    Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31                      1,440,000         1,332,821
    Norfolk Water Revenue, NATL Insured, 5.90%, 11/01/25                                            5,000,000         5,030,350
    Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, 5.00%,
       7/01/33                                                                                      2,600,000         2,575,014
    Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, Pre-Refunded,
       5.00%, 2/01/34                                                                               1,000,000         1,101,450
    Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39             6,435,000         6,511,705
    Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital
       Project, Refunding, FHA Insured, 8.70%, 8/01/23                                                 50,000            51,597
    Pittsylvania County GO, Series B, 5.75%, 2/01/30                                                5,800,000         6,407,782
    Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%, 7/15/33        1,000,000         1,007,680
    Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1, AMBAC
       Insured, 6.00%, 12/01/33                                                                     2,080,000         2,081,435
    Prince William County Service Authority Water and Sewer System Revenue, Refunding,
       5.00%, 7/01/32                                                                               1,750,000         1,822,450
    Richmond GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/19                                         3,690,000         3,855,017
    Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%, 1/01/31         4,400,000         4,471,808
    Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
       8/01/22                                                                                      2,000,000         2,043,360
    Richmond Public Utility Revenue,
       FSA Insured, 5.00%, 1/15/35                                                                  3,500,000         3,596,740
       FSA Insured, Pre-Refunded, 5.00%, 1/15/33                                                    8,500,000         9,281,660
       Refunding, 5.00%, 1/15/35                                                                   11,495,000        12,078,371
    Riverside Regional Jail Authority Jail Facility Revenue, NATL
       Insured, 5.00%,
       7/01/28                                                                                      7,000,000         7,240,520
       7/01/32                                                                                     22,000,000        22,415,800
    Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%,
       10/15/37                                                                                    10,000,000        10,370,800
    Stafford County and Staunton IDAR, Virginia Municipal League
       Assn. Counties Program,
       Series A, NATL Insured, 5.25%, 8/01/31                                                       5,000,000         5,266,400
       Series C, NATL Insured, 5.00%, 8/01/35                                                       7,735,000         7,887,225
       XLCA Insured, 5.00%, 8/01/37                                                                 3,985,000         4,023,814
    Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation,
       5.25%, 6/15/37                                                                               5,000,000         4,858,150
    University of Virginia Revenue,
       General, 5.00%, 6/01/37                                                                      8,935,000         9,238,165
       General, Refunding, 5.00%, 6/01/40                                                           3,000,000         3,141,600
       Series B, 5.00%, 6/01/33                                                                    14,000,000        14,420,140
    Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27                    5,635,000         6,082,194
    Virginia Beach Water and Sewer Revenue, Pre-Refunded, 5.25%, 8/01/21                            1,865,000         1,926,172
    Virginia College Building Authority Educational Facilities Revenue,
       21st Century College Program, Pre-Refunded, 5.00%, 2/01/21                                   1,000,000         1,017,590
       Hampton University Project, Pre-Refunded, 6.00%, 4/01/20                                     1,500,000         1,543,065
       Public Higher Education Financing Program, Series A, 5.00%, 9/01/33                          4,010,000         4,221,487
(b)    Public Higher Education Financing Program, Series B, 5.00%, 9/01/29                          5,010,000         5,423,325
       Regent University Project, NATL Insured, Pre-Refunded, 5.125%, 10/01/21                      5,000,000         5,409,650
       Regent University Project, NATL Insured, Pre-Refunded, 5.125%, 10/01/31                      4,050,000         4,381,816
    Virginia Commonwealth Transportation Board Transportation Revenue,
       Northern Virginia Transportation Program, Refunding, Series A,
       5.00%, 5/15/27                                                                               8,920,000         9,201,694

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/24       $   2,000,000   $     2,128,660
       U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26          10,000,000        10,643,300
    Virginia Port Authority Port Facility Revenue, NATL Insured, 4.75%, 7/01/28                     1,500,000         1,502,865
    Virginia State HDA, Commonwealth Mortgage Revenue, Series E, 6.375%, 1/01/36                   10,000,000        10,719,200
    Virginia State HDA Revenue, Rental Housing,
       Series B, 5.625%, 6/01/39                                                                    7,240,000         7,550,886
       Series E, 5.00%, 10/01/44                                                                    6,540,000         6,461,847
       Series F, 5.05%, 12/01/44                                                                   12,125,000        12,105,115
       Series J, 5.80%, 2/01/19                                                                     2,000,000         2,002,920
       Series L, 5.75%, 2/01/15                                                                     1,000,000         1,002,170
    Virginia State Public School Authority GO, School Financing,
       Series A, Pre-Refunded, 5.00%, 8/01/20                                                       3,000,000         3,250,680
       Series A, Pre-Refunded, 5.00%, 8/01/21                                                       4,000,000         4,334,240
       Series C, Pre-Refunded, 5.00%, 8/01/22                                                       2,000,000         2,167,120
       Series C, Pre-Refunded, 5.00%, 8/01/26                                                      10,925,000        11,837,893
    Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School
       Financing, 6.00%, 12/01/32                                                                   5,000,000         5,545,850
    Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
       8/01/27                                                                                      3,000,000         3,027,090
    Virginia State Resources Authority Infrastructure Revenue,
       Senior Series A, 5.00%, 11/01/31                                                             5,000,000         5,292,950
       Senior Series A, 5.00%, 11/01/36                                                             4,915,000         5,097,789
       Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33                            4,615,000         4,751,742
       Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33                385,000           441,684
       Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38                          1,600,000         1,668,880
       Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32                          2,505,000         2,645,531
    Virginia State Resources Authority Water and Sewer System Revenue, Tuckahoe Service
       District Project, 5.00%, 11/01/35                                                            1,125,000         1,155,611
                                                                                                                ---------------
                                                                                                                    558,505,721
                                                                                                                ---------------
    DISTRICT OF COLUMBIA 7.5%
    Metropolitan Washington D.C. Airports Authority Airport System
       Revenue,
       Refunding, BHAC Insured, 5.00%, 10/01/29                                                     3,000,000         3,181,530
       Refunding, Series A, FGIC Insured, 5.00%, 10/01/25                                           1,000,000           998,850
       Refunding, Series A, FSA Insured, 5.00%, 10/01/32                                           10,000,000         9,591,900
       Refunding, Series C, 5.125%, 10/01/34                                                        6,450,000         6,659,883
       Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32                                        6,655,000         7,471,369
    Metropolitan Washington D.C. Airports Authority Dulles Toll Road
       Revenue, first senior lien, Series A,
       5.00%, 10/01/39                                                                             10,000,000         9,953,200
       5.25%, 10/01/44                                                                             12,000,000        12,127,680
    Metropolitan Washington D.C. Airports Authority General Airport Revenue, Refunding,
       Series A, FGIC Insured, 5.00%, 10/01/27                                                      5,000,000         4,947,300
    Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%,
       7/01/32                                                                                      2,000,000         2,105,860
                                                                                                                ---------------
                                                                                                                     57,037,572
                                                                                                                ---------------
    U.S. TERRITORIES 16.1%
    PUERTO RICO 16.1%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority
       Revenue, senior lien, Series A,
       6.00%, 7/01/38                                                                               1,100,000         1,126,576
       Assured Guaranty, 5.00%, 7/01/28                                                             7,000,000         7,176,400
    Puerto Rico Commonwealth GO, Public Improvement,
       Refunding, Series B, 6.00%, 7/01/39                                                          5,000,000         5,021,400
       Series A, 5.125%, 7/01/28                                                                    5,000,000         4,727,650
       Series A, 5.00%, 7/01/29                                                                     8,000,000         7,397,360
       Series A, 5.125%, 7/01/31                                                                    3,315,000         3,150,907
       Series A, 5.00%, 7/01/33                                                                       900,000           811,908
       Series A, 6.00%, 7/01/38                                                                     5,000,000         5,019,650
       Series A, Pre-Refunded, 5.125%, 7/01/31                                                      1,685,000         1,808,982
       Series A, Pre-Refunded, 5.00%, 7/01/33                                                       1,100,000         1,257,179
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       Pre-Refunded, 5.50%, 7/01/36                                                                 4,500,000         5,475,420

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue,
       Series D, Pre-Refunded, 5.375%, 7/01/36                                                  $   5,000,000   $     5,555,250
       Series D, Pre-Refunded, 5.25%, 7/01/38                                                       3,000,000         3,323,640
       Series G, 5.00%, 7/01/33                                                                     1,695,000         1,542,179
       Series G, Pre-Refunded, 5.00%, 7/01/33                                                       3,305,000         3,777,251
    Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29                                         5,910,000         6,138,421
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35                                        3,000,000         3,535,170
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30                                        1,000,000         1,178,390
       Series TT, 5.00%, 7/01/32                                                                   10,000,000         9,324,500
       Series WW, 5.50%, 7/01/38                                                                    6,700,000         6,567,273
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27             2,580,000         2,591,662
    Puerto Rico PBA Guaranteed Revenue,
       Government Facilities, Refunding, Series D, 5.375%, 7/01/33                                  1,315,000         1,278,141
       Government Facilities, Refunding, Series N, 5.00%, 7/01/32                                   5,000,000         4,471,200
       Government Facilities, Series D, Pre-Refunded, 5.375%, 7/01/33                               3,685,000         4,084,270
       Refunding, Series Q, 5.625%, 7/01/39                                                         5,000,000         4,781,500
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-
       Refunded, 5.70%, 8/01/25                                                                     1,000,000         1,008,720
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first subordinate, Series A,
       6.00%, 8/01/42                                                                              20,000,000        20,528,800
                                                                                                                ---------------
    TOTAL U.S. TERRITORIES                                                                                          122,659,799
                                                                                                                ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $720,981,647)                                         738,203,092
                                                                                                                ---------------
    SHORT TERM INVESTMENTS 2.3%
    MUNICIPAL BONDS 2.3%
    VIRGINIA 2.1%
(c) Montgomery County IDAR, Virginia Tech Foundation, Daily VRDN and Put, 0.20%, 6/01/35            7,000,000         7,000,000
(c) Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project,
       Refunding, Daily VRDN and Put, 0.23%, 8/01/31                                                9,255,000         9,255,000
                                                                                                                ---------------
                                                                                                                     16,255,000
                                                                                                                ---------------
    U.S. TERRITORIES 0.2%
    PUERTO RICO 0.2%
(c) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
       Put, 0.17%, 7/01/32                                                                          1,200,000         1,200,000
                                                                                                                ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $17,455,000)                                                                  17,455,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $738,436,647) 99.2%                                                                     755,658,092
    OTHER ASSETS, LESS LIABILITIES 0.8%                                                                               6,042,777
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   761,700,869
                                                                                                                ===============

(a) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(b)  Security purchased on a when-issued basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
EDA     Economic Development Authority
EDR     Economic Development Revenue
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HDA     Housing Development Authority/Agency
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
IDR     Industrial Development Revenue
MFHR    Multi-Family Housing Revenue
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCR     Pollution Control Revenue
XLCA    XL Capital Assurance

FRANKLIN TAX-FREE TRUST
Notes to Statements of Investments (unaudited)

1.   ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four funds (Funds).

2.   SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3.   INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                FRANKLIN        FRANKLIN        FRANKLIN
                                                ALABAMA          ARIZONA        COLORADO
                                                TAX-FREE        TAX-FREE        TAX-FREE
                                              INCOME FUND      INCOME FUND     INCOME FUND
                                             -------------   --------------   ------------
Cost of investments                          $ 283,637,925   $1,087,370,664   $649,481,451
                                             =============   ==============   ============
Unrealized appreciation                      $   8,728,921   $   42,966,711   $ 25,493,377
Unrealized depreciation                         (6,658,166)     (33,757,046)   (16,569,577)
                                             -------------   --------------   ------------
Net unrealized appreciation (depreciation)   $   2,070,755   $    9,209,665   $  8,923,800
                                             =============   ==============   ============

                                               FRANKLIN       FRANKLIN     FRANKLIN FEDERAL
                                              CONNECTICUT      DOUBLE      INTERMEDIATE-TERM
                                               TAX-FREE       TAX-FREE          TAX-FREE
                                             INCOME FUND    INCOME FUND       INCOME FUND
                                             ------------   ------------   -----------------
Cost of investments                          $472,062,152   $572,748,495     $1,516,623,657
                                             ============   ============     ==============
Unrealized appreciation                      $ 12,160,139   $ 16,387,168     $   56,433,808
Unrealized depreciation                        (8,589,855)   (23,516,879)        (8,771,225)
                                             ------------   ------------     --------------
Net unrealized appreciation (depreciation)   $  3,570,284   $ (7,129,711)    $   47,662,583
                                             ============   ============     ==============

                                             FRANKLIN FEDERAL      FRANKLIN          FRANKLIN
                                               LIMITED-TERM         FLORIDA          GEORGIA
                                                 TAX-FREE          TAX-FREE          TAX-FREE
                                               INCOME FUND        INCOME FUND      INCOME FUND
                                             ----------------   ---------------   ------------
Cost of investments                            $323,271,686      $1,265,025,044   $434,210,084
                                               ============      ==============   ============
Unrealized appreciation                        $  6,613,300      $   56,650,031   $ 17,685,291
Unrealized depreciation                            (118,997)        (20,184,773)    (6,591,358)
                                               ------------      --------------   ------------
Net unrealized appreciation (depreciation)     $  6,494,303      $   36,465,258   $ 11,093,933
                                               ============      ==============   ============

                                                FRANKLIN         FRANKLIN        FRANKLIN
                                               HIGH YIELD         INSURED        KENTUCKY
                                                TAX-FREE         TAX-FREE        TAX-FREE
                                               INCOME FUND      INCOME FUND     INCOME FUND
                                             --------------   --------------   ------------
Cost of investments                          $6,838,335,900   $2,379,067,441   $178,432,363
                                             ==============   ==============   ============
Unrealized appreciation                      $  323,163,350   $   68,613,316   $  5,469,098
Unrealized depreciation                        (456,423,942)     (51,275,318)    (2,924,574)
                                             --------------   --------------   ------------
Net unrealized appreciation (depreciation)   $ (133,260,592)  $   17,337,998   $  2,544,524
                                             ==============   ==============   ============

                                                FRANKLIN      FRANKLIN        FRANKLIN
                                               LOUISIANA      MARYLAND     MASSACHUSETTS
                                                TAX-FREE      TAX-FREE       TAX-FREE
                                              INCOME FUND    INCOME FUND    INCOME FUND
                                             ------------   ------------   -------------
Cost of investments                          $368,079,945   $631,310,932    $552,158,062
                                             ============   ============    ============
Unrealized appreciation                      $ 10,543,648   $ 16,723,485    $ 19,351,407
Unrealized depreciation                        (8,040,175)   (19,327,731)     (7,570,400)
                                             ------------   ------------    ------------
Net unrealized appreciation (depreciation)   $  2,503,474   $ (2,604,246)   $ 11,781,007
                                             ============   ============    ============

                                                FRANKLIN        FRANKLIN       FRANKLIN
                                                MICHIGAN        MINNESOTA      MISSOURI
                                                TAX-FREE        TAX-FREE       TAX-FREE
                                               INCOME FUND    INCOME FUND     INCOME FUND
                                             --------------   ------------   ------------
Cost of investments                          $1,514,433,685   $862,927,546   $921,941,403
                                             ==============   ============   ============
Unrealized appreciation                      $   59,713,470   $ 37,590,744   $ 29,788,080
Unrealized depreciation                         (29,100,408)    (2,579,646)   (18,694,009)
                                             --------------   ------------   ------------
Net unrealized appreciation (depreciation)   $   30,613,062   $ 35,011,098   $ 11,094,071
                                             ==============   ============   ============

                                                 FRANKLIN        FRANKLIN          FRANKLIN
                                                NEW JERSEY    NORTH CAROLINA         OHIO
                                                 TAX-FREE        TAX-FREE          TAX-FREE
                                               INCOME FUND      INCOME FUND      INCOME FUND
                                             --------------   --------------   --------------
Cost of investments                          $1,477,608,178   $1,076,888,954   $1,528,679,978
                                             ==============   ==============   ==============
Unrealized appreciation                      $   62,217,843   $   28,602,163   $   65,999,397
Unrealized depreciation                         (30,936,311)     (13,382,856)     (16,714,734)
                                             --------------   --------------   --------------
Net unrealized appreciation (depreciation)   $   31,281,532   $   15,219,307   $   49,284,663
                                             ==============   ==============   ==============

                                                FRANKLIN         FRANKLIN         FRANKLIN
                                                OREGON         PENNSYLVANIA       VIRGINIA
                                                TAX-FREE         TAX-FREE         TAX-FREE
                                               INCOME FUND      INCOME FUND      INCOME FUND
                                             --------------   --------------   --------------
Cost of investments                          $1,058,032,303   $1,171,566,917    $738,399,555
                                             ==============   ==============    ============
Unrealized appreciation                      $   47,400,008   $   45,235,715    $ 26,869,300
Unrealized depreciation                         (14,215,634)     (21,122,549)     (9,610,763)
                                             --------------   --------------    ------------
Net unrealized appreciation (depreciation)   $   33,184,374   $   24,113,166    $ 17,258,537
                                             ==============   ==============    ============

4.   FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At November 30, 2009, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5.   SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST



By /s/LAURA F. FERGERSON
  ---------------------------
    Laura F. Fergerson
    Chief Executive Officer -
     Finance and Administration
Date  January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------
    Laura F. Fergerson
    Chief Executive Officer -
     Finance and Administration
Date  January 27, 2010


By /s/GASTON GARDEY
  -------------------
    Gaston Gardey
    Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2010